1933 Act Registration No. 333-49964

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


              [ ] Pre-Effective                    [X]  Post-Effective
                  Amendment No.                         Amendment No. 1


                           MET INVESTORS SERIES TRUST
                    (Lord Abbett Growth and Income Portfolio)
               [Exact Name of Registrant as Specified in Charter]

                  Area Code and Telephone Number: (800)848-3854

                            610 Newport Center Drive
                                   Suite 1350

                         Newport Beach, California 92660
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Elizabeth M. Forget
                                    President

                           Met Investors Series Trust
                            610 Newport Center Drive

                                   Suite 1350
                         Newport Beach, California 92660
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective:


[X]  immediately  on filing  pursuant to paragraph (b)
[ ] on _____  pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _____ pursuant to  paragraph  (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on _____ pursuant to paragraph (a)(2) of Rule 485
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              SECURITY FIRST TRUST
                          11365 West Olympic Boulevard
                              Los Angeles, CA 90064

                               December 15 , 2000


Dear Contract Owner:

         As an Owner of a variable annuity contract (the "Contract") issued by Security First Life Insurance Company (the "Insurance Company"), you have the right to instruct the Insurance Company how to vote certain shares of the T. Rowe Price Growth and Income Series (the "Portfolio") of Security First Trust (the "Trust") at a Special Meeting of Shareholders to be held on January 26, 2001. Although you are not directly a shareholder of the Portfolio, some or all of your Contract value is invested, as provided by your Contract, in the Portfolio. Accordingly, you have the right under your Contract to instruct the Insurance Company how to vote the Portfolio's shares that are attributable to your Contract at the Special Meeting. Before the Special Meeting, I would like your vote on the important proposal described in the accompanying Prospectus/Proxy Statement.


         The Prospectus/Proxy Statement describes the proposed reorganization of the Trust's Series. All of the assets of the Portfolio would be acquired by a new series of Met Investors Series Trust, the Lord Abbett Growth and Income Portfolio, in exchange for shares of such new series and the assumption by the series  of  the  identified  liabilities  of  the  Portfolio.  The  new  series'
investment  objective  and  policies  will  be  substantially   similar  to  the
Portfolio. In addition, as described in the Prospectus/Proxy Statement, two portfolios of another affiliated investment company are proposed to be merged into the new series of Met Investors Series Trust. You will receive Class A shares of the new series having an aggregate net asset value equal to the aggregate net asset value of your Portfolio's shares. Details about the new series' investment objective, performance, and management team are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is expected to be a non-taxable event for shareholders and Owners.


         The Board of Trustees has approved the proposal for the Portfolio and recommends that you vote FOR the proposal.


         I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal. If you attend the meeting, you may give your voting instructions in person. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed voting instructions form in the enclosed postage-paid envelope. You may also fax your completed and signed voting instructions form (both front and back sides) to us at 1- 888-796-9932, or vote through the Internet. Instructions on how to complete the voting instructions form or vote through the Internet are included immediately after the Notice of Special Meeting.

         If you have any questions about the voting instructions form please call the Security First Trust at 1-800- 421-3794. If we do not receive your completed voting instructions form or your Internet vote within several weeks, you may be contacted by ALAMO Direct, our proxy solicitor, who will remind you to pass on your voting instructions.


         Thank you for taking this matter seriously and participating in this important process.

                                                      Sincerely,


                                                      Richard C. Pearson
                                                      President
                                                      Security First Trust

                                COVA SERIES TRUST
                                 One Tower Lane
                                   Suite 3000
                        Oakbrook Terrace, Illinois 60181

                               December 15 , 2000


Dear Contract Owner:

         As an Owner of a variable annuity contract or variable life insurance policy (the "Contract") issued by Cova Financial Services Life Insurance Company, Cova Financial Life Insurance Company, or First Cova Life Insurance Company (the "Insurance Companies"), you have the right to instruct the Insurance Companies how to vote certain shares of the Large Cap Research Portfolio and Lord Abbett Growth and Income Portfolio (the "Portfolios") of the Cova Series Trust (the "Trust") at a Special Meeting of Shareholders to be held on January 26, 2001. Although you are not directly a shareholder of the Portfolios, some or all of your Contract value is invested, as provided by your Contract, in one or more of these Portfolios. Accordingly, you have the right under your Contract to instruct the Insurance Companies how to vote each Portfolio's shares that are attributable to your Contract at the Special Meeting. Before the Special Meeting, I would like your vote on the important proposal described in the accompanying Prospectus/Proxy Statement.

         The Prospectus/Proxy Statement describes the proposed reorganization of the Trust's Large Cap Research Portfolio and Lord Abbett Growth and Income Portfolio. All of the assets of each Portfolio would be acquired by a new series of Met Investors Series Trust, the Lord Abbett Growth and Income Portfolio, in exchange for shares of such new series and the assumption by the series of the identified liabilities of each Portfolio. The new series' investment objective and policies will be substantially identical to the Trust's Lord Abbett Growth and Income Portfolio. In addition, as described in the Prospectus/Proxy Statement, a portfolio of another affiliated investment company is proposed to be merged into the new series of Met Investors Series Trust. You will receive Class A shares of the new series having an aggregate net asset value equal to the aggregate net asset value of your Portfolio's shares. Details about the new series' investment objective, performance, and management team are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, each transaction is expected to be a non-taxable event for shareholders and Owners.

         The Board of Trustees has approved the proposal for each Portfolio and recommends that you vote FOR the proposal.


         I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal. If you attend the meeting, you may give your voting instructions in person. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed voting instructions form in the enclosed postage-paid envelope. You may also fax your completed and signed voting instructions form (both front and back sides) to us at 1- 888-796-9932, or vote through the Internet. Instructions on how to complete the voting instructions form or vote through the Internet are included immediately after the Notice of Special Meeting.

         If you have any questions about the voting instructions form please call the Portfolios at 1-800- 343-8496. If we do not receive your completed voting instructions form or your Internet vote within several weeks, you may be contacted by ALAMO Direct, our proxy solicitor, who will remind you to pass on your voting instructions.


         Thank you for taking this matter seriously and participating in this important process.

                                             Sincerely,


                                             Mark E. Reynolds
                                             President
                                             Cova Series Trust

                              SECURITY FIRST TRUST

                          11365 West Olympic Boulevard
                          Los Angeles, California 90064

                     T. Rowe Price Growth and Income Series

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held On January 26, 2001

To the Shareholders of Security First Trust:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the T. Rowe Price Growth and Income Series of Security First Trust (the "Trust"), a Massachusetts business trust, will be held at the offices of Met Investors Series Trust, 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 on January 26, 2001 at 10:30 a.m. Pacific Time and any adjournments thereof (collectively, the "Special Meeting") for the following purpose:

         To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of T. Rowe Price Growth and Income Series by Lord Abbett Growth and Income Portfolio ("Met LA Growth and Income" ), a series of Met Investors Series Trust, in exchange for shares of Met LA Growth and Income and the assumption by Met LA Growth and Income of the identified liabilities of T. Rowe Price Growth and Income Series. The Plan also provides for distribution of these shares of Met LA Growth and Income to shareholders of T. Rowe Price Growth and Income Series in liquidation and subsequent termination of T. Rowe Price Growth and Income Series. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of T. Rowe Price Growth and Income Series.


         The Board of Trustees has fixed the close of business on November 27, 2000 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.


                                              By order of the Board of Trustees

                                                Cheryl J. Finney
                                                Assistant Secretary


December   15, 2000
           ==

CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING VOTING INSTRUCTIONS FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS IN THE MATERIALS RELATING TO INTERNET VOTING. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE VOTING INSTRUCTIONS FORM ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. IT IS IMPORTANT THAT THE FORM BE RETURNED PROMPTLY.

                                COVA SERIES TRUST
                                 One Tower Lane
                                   Suite 3000
                        Oakbrook Terrace, Illinois 60181

                          Large Cap Research Portfolio
                     Lord Abbett Growth and Income Portfolio

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held On January 26, 2001

To the Shareholders of Cova Series Trust:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the Large Cap Research Portfolio and Lord Abbett Growth and Income Portfolio of Cova Series Trust (the "Trust"), a Massachusetts business trust, will be held at the offices of Met Investors Series Trust, 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 on January 26, 2001 at 10:00 a.m. Pacific Time and any adjournments thereof (collectively, the "Special Meeting") for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Large Cap Research Portfolio by Lord Abbett Growth and Income Portfolio ("Met LA Growth and Income" ), a series of Met Investors Series Trust ("MIT"), in exchange for shares of Met LA Growth and Income and the assumption by Met LA Growth and Income of the identified liabilities of Large Cap Research Portfolio. The Plan also provides for distribution of these shares of Met LA Growth and Income to shareholders of Large Cap Research Portfolio in liquidation and subsequent termination of Large Cap Research Portfolio. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Large Cap Research Portfolio.

     2. To consider and act upon an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Lord Abbett Growth and Income Portfolio by Met LA Growth and Income, in exchange for shares of Met LA Growth and Income and the assumption by Met LA Growth and Income of the identified liabilities of Lord Abbett Growth and Income Portfolio. The Plan also provides for distribution of these shares of Met LA Growth and Income to shareholders of Lord Abbett Growth and Income Portfolio in liquidation and subsequent termination of Lord Abbett Growth and Income Portfolio. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Lord Abbett Growth and Income Portfolio.








         The Board of Trustees has fixed the close of business on November 27, 2000 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.


                                             By order of the Board of Trustees

                                             Bernard J. Spaulding
                                             Secretary


December  15 , 2000
          ==

CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING VOTING INSTRUCTIONS FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS IN THE MATERIALS RELATING TO INTERNET VOTING. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE VOTING INSTRUCTIONS FORM ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE. IT IS IMPORTANT THAT THE FORM BE RETURNED PROMPTLY.

                INSTRUCTIONS FOR SIGNING VOTING INSTRUCTIONS FORM

         The following general rules for signing voting instructions forms may be of assistance to you and avoid the time and expense to the Trust involved in validating your vote if you fail to sign your voting instructions form properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

     3. All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

         Registration                                           Valid Signature

         Corporate Accounts

         (1)      ABC Corp. . . . . . . . . . . . . . . . . . . . . . ABC Corp.

         (2)      ABC Corp. . . . . . . . . . . . . . . . . John Doe, Treasurer

         (3)      ABC Corp.
                  c/o John Doe, Treasurer . . . . . . . . . . . . . . .John Doe

         (4)      ABC Corp. Profit Sharing Plan . . . . . . .John Doe, Trustee

         Trust Accounts

         (1)      ABC Trust . . . . . . . . . . . . . . . .Jane B. Doe, Trustee

         (2)      Jane B. Doe, Trustee
                  u/t/d 12/28/78 . . . . . . . . . . . . . . . . . .Jane B. Doe

         Custodial or Estate Accounts

         (1)      John B. Smith, Cust.
                  f/b/o John B. Smith, Jr. UGMA . . . . . . . . .John B. Smith

         (2)      Estate of John B. Smith . . . . .John B. Smith, Jr., Executor

INSTRUCTIONS FOR  VOTING OVER THE INTERNET

To vote your voting instructions form via the Internet follow the four easy steps below.


1.       Read the accompanying proxy information and voting instructions form.


2.        Go to https://vote.proxy-direct.com.


3.   Enter  the  14-digit   "CONTROL   NO."  from  the  middle  of  your  voting
     instructions form.


4.       Follow the simple  online instructions.


You do not need to return your voting instructions form if you vote via an Internet site.

                            ACQUISITION OF ASSETS OF

                          LARGE CAP RESEARCH PORTFOLIO
                                       and
                     LORD ABBETT GROWTH AND INCOME PORTFOLIO
                                each a series of
                                Cova Series Trust
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, Illinois 60181

                                 (800) 343-8496


                                       and
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                                   a series of
                              Security First Trust
                          11365 West Olympic Boulevard
                          Los Angeles, California 90064

                                 (800) 421-3794


                        BY AND IN EXCHANGE FOR SHARES OF

                     LORD ABBETT GROWTH AND INCOME PORTFOLIO
                                   a series of
                           Met Investors Series Trust
                      610 Newport Center Drive, Suite 1350
                         Newport Beach, California 92660
                                 (800) 848-3854
                           PROSPECTUS/PROXY STATEMENT


                             DATED DECEMBER 15, 2000




         This Prospectus/Proxy Statement is being furnished in connection with proposed Agreements and Plans of Reorganization (each a "Plan" and collectively, the "Plans") which will be submitted to shareholders of each of Large Cap Research Portfolio and Lord Abbett Growth and Income Portfolio (collectively, the "Cova Portfolios") and of T. Rowe Price Growth and Income Series ( the "SF Portfolio") for consideration at a Special Meeting of shareholders of each of Cova Series Trust and Security First Trust to be held on January 26, 2001 at 10:00 a.m. (10:30 a.m. with respect to Security First Trust) Pacific Time at the offices of Met Investors Series Trust, 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660, and any adjournments thereof (the "Meeting").

                                     GENERAL

         The Boards of Trustees of Cova Series Trust and Security First Trust have respectively approved the proposed reorganizations of the Cova Portfolios and the SF Portfolio into Lord Abbett Growth and Income Portfolio, a series of Met Investors Series Trust the ("Met Portfolio").

         The Portfolios involved in the proposed reorganizations are referred to in this Prospectus/Proxy Statement as follows:

------------------------------------------------------------ ---------------------------------------------------------
                      Cova Portfolios                                             Met Portfolio

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Large Cap Research Portfolio                                 Lord Abbett Growth and Income Portfolio ("Met LA Growth
("Cova Large Cap Research")                                  and Income")
------------------------------------------------------------
------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
("Cova LA Growth and Income")
------------------------------------------------------------
------------------------------------------------------------
                       SF Portfolio

------------------------------------------------------------
------------------------------------------------------------
T. Rowe Price Growth and Income Series
("SF Growth and Income")
------------------------------------------------------------ ---------------------------------------------------------

         Cova Series Trust and Security First Trust are each Massachusetts business trusts and Met Investors Series Trust is a recently organized Delaware business trust. The Met Portfolio is a new series organized specifically to receive all the assets and carry on the business of Cova LA Growth and Income, into which, effectively, Cova Large Cap Research and SF Growth and Income will be merged. Each of the Cova Portfolios, the SF Portfolio and the Met Portfolio are sometimes referred to in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios".

         Cova Financial Services Life Insurance Company and its affiliated insurance companies are the record owners of substantially all of the Cova Portfolios' shares and at the Meeting will vote the shares of the respective Cova Portfolio held in their applicable separate accounts. Security First Life Insurance company is the record owner of substantially all of the SF Portfolio's shares and at the Meeting will vote the shares of the SF Portfolio held in its separate account. Cova Financial Services Life Insurance Company, its affiliated insurance companies and Security First Life Insurance Company are collectively referred to as the "Insurance Companies". The Insurance Companies are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company and a leading provider of insurance and financial products and services to individual and group customers.

         As an owner of a variable annuity contract or a variable life insurance policy (a "Contract") issued by an Insurance Company, you have the right to instruct the respective Insurance Company how to vote the shares of the Cova Portfolio or the SF Portfolio that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of the Portfolios, you have this right because some or all of your Contract value is invested, as provided by your Contract, in one or more of the Cova Portfolios or the SF Portfolio. For simplicity, in this Prospectus/Proxy Statement:

o "Record Holder" of a Cova Portfolio or the SF Portfolio refers to the Insurance Company which holds the Cova Portfolio's or SF Portfolio's shares of record;

o "shares" refers generally to your shares of beneficial interest in a Portfolio; and

o        "shareholder" or "Contract Owner" refers to you.

         In the reorganizations, all of the assets of each Cova Portfolio and the SF Portfolio will be acquired by the Met Portfolio in exchange for Class A shares of the Met Portfolio and the assumption by the Met Portfolio of the identified liabilities of the respective Cova Portfolio and SF Portfolio (each a "Reorganization" and collectively the "Reorganizations"). If the Reorganizations are approved, Class A shares of the Met Portfolio will be distributed to the Record Holders in liquidation of each Cova Portfolio and the SF Portfolio, and each Cova Portfolio and the SF Portfolio will be terminated as a series of Cova Series Trust or Security First Trust, as applicable. You will then hold that number of full and fractional shares of the Met Portfolio which have an aggregate net asset value equal to the aggregate net asset value of your shares of the Cova Portfolio or SF Portfolio in which you currently are a shareholder.

         Each Cova Portfolio is a separate diversified series of Cova Series Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The SF Portfolio is a separate diversified series of Security First Trust, an open-end management company registered under the 1940 Act. The Met Portfolio is a separate diversified series of Met Investors Series Trust, also an open-end management investment company registered under the 1940 Act. Because Met Investors Series Trust was recently organized, it has conducted no operations to date. The investment objectives of each Cova Portfolio and the SF Portfolio are either identical to or substantially similar to those of the Met Portfolio, and are as follows:

------------------------------------------------------- -------------------------------------------------------------
                      Portfolio                                             Investment Objective
------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
Cova LA Growth and Income and Met LA Growth and Income  To   achieve   long-term
                                                        growth  of  capital  and
                                                        income without excessive
                                                        fluctuation   in  market
                                                        value.

------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
Cova  Large Cap Research                                To
                                                        seek  growth of  capital
                                                        and   growth  of  income
                                                        consistent          with
                                                        reasonable risk.

------------------------------------------------------- -------------------------------------------------------------
------------------------------------------------------- -------------------------------------------------------------
SF Growth and Income                                    To
                                                        provide  capital  growth
                                                        and a  reasonable  level
                                                        of current income.

------------------------------------------------------- -------------------------------------------------------------

The investment strategies for Cova LA Growth and Income and for Met LA Growth and Income are substantially identical, and the investment strategies for Cova
Large Cap Research and the SF Growth and Income are substantially similar to those of Met LA Growth and Income.

         This  Prospectus/Proxy  Statement  explains  concisely the  information about the Met Portfolio that you should know before voting on a  Reorganization.
Please  read  it  carefully  and  keep  it  for  future  reference.   Additional
information  concerning  the  Met  Portfolio  is  provided  in  the  "Additional
Information" section of this Prospectus/Proxy Statement.  Additional information concerning  the Cova  Portfolios,  the SF Portfolio and the  Reorganizations  is
contained in the documents  described  below,  all of which have been filed with the Securities and Exchange Commission ("SEC"):

--------------------------------------------------------------------- --------------------------------------------------
Information about the Cova Portfolios:                                How to Obtain this Information:
-------------------------------------                                 -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Prospectuses of Cova Series Trust relating to Cova LA Growth and        Copies are available upon request and without
Income and Cova Large Cap Research, dated May                           charge if you:
1, 2000

Statement of Additional Information of Cova Series Trust relating       o Write to Cova Series Trust at the address
to Cova LA Growth and Income and Cova Large Cap                           listed on the cover  page of this
Research, dated May  1, 2000                                              Prospectus/Proxy Statement; or


Annual Report of Cova Series Trust relating to Cova LA Growth and     o    Call (800) 343-8496 toll-free.
Income and Cova Large Cap Research, for the year ended December 31,
1999


Semi-Annual Report of Cova Series Trust relating to Cova LA Growth and Income and Cova Large Cap Research, for the six-month period ended June 30, 2000
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about the SF Portfolio:                                   How to Obtain this Information:
----------------------------------                                    ------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Prospectus of Security First Trust relating to SF Growth and          Copies are available upon request and without
Income, dated November 30, 2000                                       charge if you:

Statement of Additional  Information of Security First Trust            o Write to Security First Trust at the
relating to SF Growth and Income,  dated  November  30, 2000              address listed on the cover page of
                                                                          this Prospectus/Proxy Statement; or

Annual Report of Security First Trust relating to SF Growth and
Income, for the year ended July 31, 2000                              o    Call (800) 283-4536 toll free
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------
Information about the Reorganizations:                                How to Obtain this Information:
-------------------------------------                                 -------------------------------
--------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------

Statement of Additional Information dated December 15, 2000, which      A copy is available upon request and without
relates to this Prospectus/Proxy Statement                              charge if you:
and the Reorganizations


                                                                      o    Write
                                                                           to
                                                                           Met
                                                                           Investors
                                                                           Series
                                                                           Trust
                                                                           at
                                                                           the
                                                                           address
                                                                           listed
                                                                           on
                                                                           the
                                                                           cover
                                                                           page
                                                                           of
                                                                           this
                                                                           Prospectus/Proxy
                                                                           Statement;
                                                                           or


                                                                      o     Call (800) 421-3764 toll-free.


--------------------------------------------------------------------- --------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.


         Information relating to the Cova Portfolios and the SF Portfolio contained in the Prospectuses of Cova Series Trust dated May 1, 2000 (SEC File No. 811-5252) and the Prospectus of Security First Trust dated November 30, 2000 (SEC File No. 811-2480), respectively, is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated December 15, 2000 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of Cova Series Trust relating to the Cova Portfolios for the year ended December 31, 1999 and the six months ended June 30, 2000, and the financial statements of Security First Trust relating to the SF Portfolio for the year ended July 31, 2000 (the Met Portfolio has not yet issued financial statements), is incorporated by reference in its entirety in this document.


------------------------------------------------------------------------------
The Securities and Exchange Commission has not determined that the information in this Prospectus/Proxy Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

-----------------------------------------------------------------------------


          An investment  in a Portfolio of Met Investors  Series Trust through a
     Contract:

o        is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment

                                TABLE OF CONTENTS

                                                                           Page

SUMMARY.......................................................................8
         Why are the Reorganizations being proposed?..........................8
         What are the key features of the Reorganizations?....................8
         After the Reorganizations, what shares of the Met
                Portfolio will I own?..................................9
         How will a Reorganization affect me?.................................9
         How do the Trustees recommend that I vote?..........................10
         How do the Portfolios' investment objectives, principal
                investment strategies and risks compare?........10
         How do other important features of the Portfolios compare?..........12
         How do the Portfolios' fees and expenses compare?...................13
         How do the Portfolios' performance records compare?.................15
         Will I be able to purchase and redeem shares, change my
                investment options, annuitize and receive
         distributions the same way?.........................................17
         Who will be the Manager,  Adviser and Portfolio Manager of my Portfolio after the Reorganizations?  What
         will the management and advisory fees be after
                the Reorganizations?.....................................17
         What will be the primary federal tax consequences
                of the Reorganizations?...............................19
RISKS.......................................................................19
         Are the risk factors for the Portfolios the same?..................19
         What are the primary risks of investing in each Portfolio?.........20
INFORMATION ABOUT THE REORGANIZATIONS.......................................22
         Reasons for the Reorganizations....................................22
         Agreements and Plans of Reorganization.............................25
         Federal Income Tax Consequences....................................27
         Pro-forma Capitalization...........................................28
         Distribution of Shares.............................................29
         Purchase and Redemption Procedures.................................29
         Exchange Privileges................................................30
         Dividend Policy....................................................30
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.............................30
         Form of Organization...............................................31
         Capitalization.....................................................31
         Shareholder Liability..............................................32
         Shareholder Meetings and Voting Rights.............................32
         Liquidation........................................................34
         Liability and Indemnification of Trustees..........................34
VOTING INFORMATION CONCERNING THE MEETING...................................35
         Shareholder Information............................................38
         Control Persons and Principal Holders of Securities................38
FINANCIAL STATEMENTS AND EXPERTS............................................39
LEGAL MATTERS...............................................................39
ADDITIONAL INFORMATION......................................................39
OTHER BUSINESS..............................................................45
EXHIBIT A-1   Form  of Agreement and Plan of Reorganization (Cova Large Cap
                     Research)............................................A-1-1
EXHIBIT A-2   Form of Agreement and Plan of Reorganization (SF Growth and
                     Income...............................................A-2-1
EXHIBIT A-3   Form of Agreement and Plan of Reorganization (Cova LA Growth and
                     Income)..............................................A-3-1
EXHIBIT B            Management's Discussion and Analysis...................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand the Reorganizations, you should read this entire Prospectus/Proxy Statement and the exhibits.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Cova Portfolios, the Prospectus and Statement of Additional Information relating to the SF Portfolio and the forms of the Agreements and Plans of Reorganization, which are attached to this Prospectus/Proxy Statement as Exhibits A-1, A-2 and A-3.

         Why are the Reorganizations being proposed?

         The effect of the Reorganizations of Cova Large Cap Research and SF Growth and Income is to merge each Portfolio into Cova LA Growth and Income, which will become a series of a Delaware business trust. Further, the Reorganizations are also part of an overall restructuring designed to provide operating efficiencies which will result from maintaining a single trust of investment portfolios to be offered in connection with the Insurance Companies' insurance products and to employee benefit plans, consistency across the entire group of those investment portfolios and the enhanced flexibility afforded by a Delaware business trust in comparison to the Cova Portfolios' and the SF Portfolio's previous form of organization. To accomplish the restructuring, the holders of beneficial interests in shares of other portfolios of Cova Series Trust and Security First Trust are also being asked to approve reorganizations of those portfolios into portfolios of Met Investors Series Trust.

         What are the key features of the Reorganizations?

         Each Plan sets forth the key features of the Reorganization to which it relates. For a complete description of the Reorganizations, see Exhibits A-1, A-2 and A-3. Each Plan generally provides for the following:

o the transfer of all of the assets of the Cova Portfolio or the SF Portfolio to the Met Portfolio in exchange for Class A shares of the Met Portfolio;

o the assumption by the Met Portfolio of the identified liabilities of the Cova Portfolio or the SF Portfolio, as applicable (the identified liabilities consist only of those liabilities reflected on the Cova Portfolio's or the SF Portfolio's statement of assets and liabilities determined immediately preceding the Reorganization);

o the liquidation of the Cova Portfolio or the SF Portfolio by distribution of Class A shares of the Met Portfolio to the Cova Portfolio's or the SF Portfolio's shareholders, as applicable; and

o the structuring of each Reorganization as a tax-free reorganization for federal income tax purposes.

         The Reorganizations are expected to be completed on or about February 5, 2001.

         After the Reorganizations, what shares of the Met Portfolio will I own?

         If you own shares of Cova LA Growth and Income, Cova Large Cap Research or SF Growth and Income, you will own Class A shares of Met LA Growth and Income.

         The new shares you receive will have the same total value as your shares of Cova LA Growth and Income, Cova Large Cap Research or SF Growth and Income, respectively, as of the close of business on the day immediately prior to the Reorganizations.

         How will a Reorganization affect me?

         It is anticipated that the Reorganizations will benefit you as well as the Record Holders as follows:

o COST SAVINGS: The operating expenses of the portfolios offered by Met Investors Series Trust may potentially decrease over the long term in comparison to those of the Cova Portfolios and the SF Portfolio due to the spreading of fixed costs over a larger pool of assets in the Met Investors Series Trust.

o OPERATING EFFICIENCIES: Upon the combination of the Cova Portfolios and the SF Portfolio, operating efficiencies may be achieved by the Met Portfolio because it will have a greater level of assets. As of September 30, 2000, Cova LA Growth and Income's total assets were approximately $887 million; Cova Large Cap Research's total assets were approximately $45 million, and SF Growth and Income's total assets were approximately $320 million.

o MORE INVESTMENT CHOICES: It is anticipated that on the effective date of the Reorganizations, Met Investors Series Trust will offer more investment portfolios than are currently available through Cova Series Trust or Security First Trust. Your Insurance Company may choose to make these additional portfolios available under your Contract.


         The Reorganizations will not affect your Contract rights. The value of your Contract will remain the same immediately following a Reorganization. Met Investors Series Trust will sell its shares on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. Your Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in the Met Portfolio after the Reorganizations. After the Reorganizations your Contract values will depend on the performance of the Met Portfolio rather than that of your Cova Portfolio or SF Portfolio. Neither Cova Series Trust, Security First Trust nor Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganizations will be paid by MetLife or one of its affiliates.


         Like the Cova Portfolios and the SF Portfolio, the Met Portfolio will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) at least once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class A shares of the Met Portfolio. Dividends and distributions paid on the SF Portfolio are automatically reinvested in additional shares of the Portfolio, unless a shareholder elects to have dividends and/or distributions paid in cash.

         How do the Trustees recommend that I vote?

         The Trustees of Cova Series Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganizations would be in the best interest of the shareholders of Cova LA Growth and Income and Cova Large Cap Research, as applicable, and that their interests will not be diluted as a result of the Reorganizations. Accordingly, the Trustees have submitted the Plans for the approval of the shareholders of Cova LA Growth and Income and Cova Large Cap Research.

         The Trustees of Security First Trust, including the Disinterested Trustees, have concluded that the Reorganization would be in the best interest of the shareholders of SF Growth and Income and that their interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of SF Growth and Income.

                         THE TRUSTEES RECOMMEND THAT YOU
                              VOTE FOR THE PROPOSED
                          REORGANIZATION WHICH APPLIES
                          TO YOUR COVA PORTFOLIO OR SF
                                   PORTFOLIO.

The Trustees of Met Investors Series Trust have also approved the Plans on behalf of the Met Portfolio.

         How do the Portfolios' investment objectives, principal investment strategies and risks compare?

         The Met Portfolio is a new portfolio organized specifically to receive all the assets and carry on the business of Cova LA Growth and Income. Consequently, the investment objective of each such Portfolio is identical, and the investment strategies of each such Portfolio are substantially identical. The investment objectives of Cova Large Cap Research and SF Growth and Income are substantially similar to that of the Met Portfolio, and the investment strategies of each such Portfolio are substantially similar. The investment objective of each Cova Portfolio and the Met Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval, while the investment objectives of the SF Portfolio are fundamental which means that they cannot be changed without shareholder approval. Unlike the Cova Portfolios and the Met Portfolio, certain investment policies of the SF Portfolio are also fundamental.

         The following tables summarize a comparison of the Cova Portfolios, the SF Portfolio and the Met Portfolio with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statement of Additional Information relating to the Cova Portfolios, the Prospectus and Statement of Additional Information relating to the SF Portfolio, and in the "Additional Information" section of this Prospectus/Proxy Statement relating to the Met Portfolio.

   ------------------ -------------------------------------------------------------------------------
                      Cova LA Growth and Income and Met LA Growth and Income
   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment           To  achieve  long-term  growth  of  capital  and  income  without
   Objective            excessive  fluctuation in market value.

   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Normally invest substantially all of their assets in common stocks of large,
   Investment         seasoned U.S. companies.
   Strategies

                      May   invest  up  to  10%  of  total   assets  in  foreign securities.

                      Emphasize stocks believed to be undervalued.

   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      Cova Large Cap Research

   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment           To seek  growth of capital and growth of income  consistent  with
   Objective            reasonable  risk.

   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Primarily invests in stocks of large, seasoned, U.S. companies.
   Investment
   Strategies         Normally at least 65% of its total assets are invested in large-cap companies with good prospects for  improvement in earnings trends or asset  values.  The  balance may be invested in small- and mid-cap companies.

                      May   invest  up  to  10%  of  total   assets  in  foreign securities.

                      Focuses  more on capital  growth and growth of income than on current income.

                      Emphasizes stocks believed to be undervalued.

   ------------------ -------------------------------------------------------------------------------


   ------------------ -------------------------------------------------------------------------------
                      SF Growth and Income

   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Investment           To  provide  capital  growth  and a  reasonable  level of current income.
   Objective

   ------------------ -------------------------------------------------------------------------------
   ------------------ -------------------------------------------------------------------------------
   Principal          Usually invests at least 65% of its assets in common stocks of
   Investment           well-established companies paying above average dividends.
   Strategies

                      Emphasizes securities believed to be undervalued.

                      May invest in equity securities of foreign corporations.

   ------------------ -------------------------------------------------------------------------------


         The principal risks of investing in the Met Portfolio are the same as those of investing in the respective Cova Portfolios and the SF Portfolio. They include:

         For all Portfolios:

o Market risk - a Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings

o Market capitalization risk - investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor; investments in medium and small capitalization companies may be subject to special risks which cause them to be subject to greater price volatility and more significant declines in market downturns than securities of larger companies

o Investment style risk - different investment styles such as growth or value investing tend to shift in or out of favor, depending on market and economic conditions as well as investor sentiment

o             Foreign  investment  risk  -  investments  in  foreign  securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject

For a detailed discussion of the Portfolios' risks, see the section entitled "Risks" below.

         Each Portfolio may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with the Portfolios' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         The Portfolios have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information relating to the Cova
Portfolios, the Prospectus and Statement of Additional Information of the SF Portfolio, the "Additional Information" section below with respect to the Met Portfolio and the Statement of Additional Information relating to this Prospectus/Proxy Statement.

         Because the Cova Portfolios, the SF Portfolio and the Met Portfolio have either substantially identical or substantially similar investment objectives and investment strategies, it is not anticipated that the securities held by a Cova Portfolio or the SF Portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Met Portfolio in connection with a Reorganization.

         How do other important features of the Portfolios compare?

o Cova Investment Advisory Corporation is the investment adviser of the Cova Portfolios; Met Investors Advisory Corp., formerly known as Security First Investment Management Corporation, is the investment adviser to the SF Portfolio and the Manager of Met Investors Series Trust.

o Lord, Abbett & Co., the investment sub-adviser of the Cova Portfolios, serves in the same capacity with respect to the Met Portfolio pursuant to an Advisory Agreement with Met Investors Advisory Corp. and is called the Adviser of the Met Portfolio. Unlike the investment adviser to Cova Series Trust or the previous investment adviser to Security First Trust, Met Investors Advisory Corp. will have the authority, upon receipt of permission from the SEC and with the approval of the Board of Trustees of Met Investors Series Trust, to change the Met Portfolio's Adviser without shareholder approval under certain conditions.

o As a result of the Reorganizations, the portfolio managers of Cova LA Growth and Income and the Met Portfolio will be the same.

         The Met Portfolio's Manager, Adviser and portfolio managers are described in more detail below.

         How do the Portfolios' fees and expenses compare?

         The Cova Portfolios and the SF Portfolio offer one class of shares. The Met Portfolio currently offers two classes of shares (Classes A and B) but Class B is not part of the Reorganizations. You will not pay any initial or deferred sales charge in connection with the Reorganizations.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of the Cova Portfolios and the SF Portfolio and Class A shares of the Met Portfolio. The table entitled "Met LA Growth and Income Pro Forma" shows you what the fees and expenses are estimated to be assuming the Reorganizations take place.


         The amounts for shares of the Cova Portfolios and the SF Portfolio set forth in the following tables and in the examples are based on the expenses for the Cova Portfolios and the SF Portfolio for the fiscal year or period ended December 31, 1999 and July 31, 2000, respectively. The Met Portfolio is newly organized and has not commenced operations to date. The amounts for Class A shares of the Met Portfolio set forth in the following table and in the examples are based on what the expenses of the Met Portfolio would have been for the fiscal year ended December 31, 1999, as adjusted to reflect the current fee schedule.


         The shares of the Cova Portfolios, the SF Portfolio and the Class A shares of the Met Portfolio are not charged any initial or deferred sales charge, any 12b-1 fees, or any other transaction fees.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT.

Fees and Expenses (as a percentage of average daily net assets)

----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                              Cova LA Growth and     Cova Large Cap          SF Growth and Income   Met LA Growth and
                              Income                 Research                                       Income Pro Forma
                                                                                                    (Class A)
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Management Fees               0.65%                  1.00%                   0.50%                  0.60%
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other Expenses                0.05%                  0.38%                   0.05%                  0.05%
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Total Annual Portfolio        0.70%*                 1.38%**                 0.55%                  0.65%***
Operating Expenses
----------------------------- ---------------------- ----------------------- ---------------------- ----------------------

*Annualized

** Since May 1, 1999 Cova Investment Advisory Corporation has voluntarily reimbursed operating expenses (exclusive of brokerage, advisory or other portfolio transaction expenses, or expenses of litigation, indemnification, taxes or other extraordinary expenses) in excess of approximately 0.30% of average daily net assets for Cova Large Cap Research. Prior to May 1, 1999 Cova Investment Advisory Corporation reimbursed expenses in excess of approximately 0.13% of average daily net assets for Cova Large Cap Research. Including waivers and reimbursements, the total annual portfolio operating expenses for the year ended December 31, 1999 would have been 1.25% for Cova Large Cap Research.


*** Met Investors Advisory Corp. and the Met Investors Series Trust have entered into an Expense Limitation Agreement whereby the Total Annual Portfolio Operating Expenses for the Met Portfolio will not exceed 0.65% in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Cova Portfolios and the SF Portfolio versus the Met Portfolio pro forma, assuming the Reorganizations take place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period, that the Portfolios' operating expenses are before waiver (if applicable), that they remain the same and that you reinvest all of your dividends. To the extent that fees are waived, the expenses would be lower. The examples are for illustration only, and your actual costs may be higher or lower.

         THE EXAMPLES DO NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

         Examples of Portfolio Expenses

----------------------- ------------------------------------- ----------------------------------------
                                                                     Met LA Growth and Income

                              Cova Large Cap Research                   Pro Forma (Class A)
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 1 year            $140                                  $66
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 3 years           $436                                  $208
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 5 years           $754                                  $362
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 10 years          $1,652                                $809
----------------------- ------------------------------------- ----------------------------------------


----------------------- ------------------------------------- ----------------------------------------
                                                                     Met LA Growth and Income

                             Cova LA Growth and Income                  Pro Forma (Class A)
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 1 year            $71                                   $66
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 3 years           $224                                  $208
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 5 years           $389                                  $362
----------------------- ------------------------------------- ----------------------------------------
----------------------- ------------------------------------- ----------------------------------------
After 10 years          $869                                  $809
----------------------- ------------------------------------- ----------------------------------------


----------------------- ------------------------------------- ---------------------------------------
                                SF Growth and Income                 Met LA Growth and Income
                                                                       Pro Forma (Class A)

----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 1 year            $60                                   $66
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 3 years           $189                                  $208
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 5 years           $329                                  $362
----------------------- ------------------------------------- ---------------------------------------
----------------------- ------------------------------------- ---------------------------------------
After 10 years          $738                                  $809
----------------------- ------------------------------------- ---------------------------------------


         How do the Portfolios' performance records compare?

         The following charts show how the Cova Portfolios and the SF Portfolio have performed in the past. Past performance is not an indication of future results.

         PERFORMANCE DOES NOT REFLECT THE FEES AND EXPENSES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

         The Met Portfolio has been recently organized and has not yet engaged in any operations; consequently, it does not have an investment performance record. After the Reorganizations, Met LA Growth and Income, as the successor to Cova Large Cap Research, Cova LA Growth and Income and SF Growth and Income, will assume and publish the investment performance record of Cova LA Growth and Income.

Year-by-Year Total Return (%)

         The charts below show the percentage gain or loss for the shares of Cova Large Cap Research in each full calendar year since the inception of the Portfolio on August 20, 1997 and for shares of SF Growth and Income for the last ten calendar years. Cova LA Growth and Income commenced operations on January 8, 1999 and, consequently, does not have a full calendar year of operations. The charts should give you a general idea of the risks of investing in Cova Large Cap Research and the SF Portfolio by showing how a Portfolio's return has varied from year-to-year. These charts include the effects of Portfolio expenses. Total return amounts are based on the inception date of each Portfolio, which may have occurred before your Contract began; accordingly, your investment results may differ.

-----------------------------------------------------------
                 ......... Cova Large Cap Research
-----------------------------------------------------------
------------ ----------------------- ----------------------
             1998                    1999
------------ ----------------------- ----------------------
------------ ----------------------- ----------------------

30%

------------ ----------------------- ----------------------
------------ ----------------------- ----------------------

20%          21.04                   25.54
===          =====                   =====

------------ ----------------------- ----------------------
------------ ----------------------- ----------------------

10%


------------ ----------------------- ----------------------
------------ ----------------------- ----------------------
0%

------------ ----------------------- ----------------------

Best Quarter:   4th Quarter 1998    +19.72%
Worst Quarter:  3rd Quarter 1998   -12.37%



-------------------------------------------------------------------------------------------------------------------------
                                                  SF Growth and Income

-------------------------------------------------------------------------------------------------------------------------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
             1990         1991       1992     1993       1994      1995       1996       1997       1998       1999
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

  40%


------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

30%                                                                31.1
===                                                                ====

------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

20%                       26.9                                                21.6       27.2
===                       ====                                                ====       ====

------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

10%                                           14.3                                                  10.2
===                                           ====                                                  ====

------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

0%                                   9.1                 2.7                                                   8.8
==                                   ===                 ===                                                   ===

------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

-10%         -11.0


------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------
------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

-20%


------------ ------------ ---------- -------- ---------- --------- ---------- ---------- ---------- ---------- ----------

Best Quarter:.....         1st Quarter 1991 +16.33%
Worst Quarter:....3rd Quarter  1990 -16.17%

For the quarter ended September 30, 2000, the Portfolio's total return was 2.68%.

         The next set of tables lists Cova Large Cap Research's average annual total return over the past one year and since inception and SF Growth and Income's average annual total return over the past one, five and ten years (through 12/31/1999). These tables include the effects of Portfolio expenses and are intended to provide you with some indication of the risks of investing in each Portfolio by comparing its performance with an appropriate widely recognized index of securities, which you can find at the bottom of each table. An index does not reflect fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/1999)

         -------------------------------------------- ----------------- --------------- ---------------------
                                                       Inception Date         1          Performance Since
                                                                             year            Inception
         -------------------------------------------- ----------------- --------------- ---------------------
         -------------------------------------------- ----------------- --------------- ---------------------

         Cova Large Cap Research                      8/20/1997         25.54%            20.17%
                                                                                           =====

         -------------------------------------------- ----------------- --------------- ---------------------
         -------------------------------------------- ----------------- --------------- ---------------------

         S&P 500  Index                                                 21.04%            23.28%
                                                                                           =====

         -------------------------------------------- ----------------- --------------- ---------------------
         -------------------------------------------- ----------------- --------------- ---------------------

         S&P 500/BARRA Value Index                                      9.81%             14.07%
                                                                                           =====

         -------------------------------------------- ----------------- --------------- ---------------------





         -------------------------------------------- ----------------- --------------- ---------------- -----------------
                                                       Inception Date         1                5                10
                                                                             year            years            years
         -------------------------------------------- ----------------- --------------- ---------------- -----------------
         -------------------------------------------- ----------------- --------------- ---------------- -----------------
         SF Growth and Income                         7/24/1987         8.84%           19.46%           13.40%
         -------------------------------------------- ----------------- --------------- ---------------- -----------------
         -------------------------------------------- ----------------- --------------- ---------------- -----------------

         S&P 500 Index                                                    21.03%       28.54%           18.19%
                                                                           ======                        =====

         -------------------------------------------- ----------------- --------------- ---------------- -----------------



         The S&P 500 Index is an unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market. The S&P 500/BARRA Value Index contains companies (representing approximately 50% of the S&P 500 Index's market capitalization) with lower price-to-book ratios.


         Cova LA Growth and Income commenced operations on January 8, 1999 and does not have a full calendar year of operations. For the period January 8, 1999 through December 31, 1999, the Portfolio's total return was 11.38%, and that of the S&P 500 Index and S&P 500 BARRA Value Index was 16.79% and 8.15%, respectively.

         For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Cova LA Growth and Income is also contained in management's discussion of Cova LA Growth and Income's performance, attached as Exhibit B to this Prospectus/Proxy Statement. This information also appears in the most recent Annual Report of Cova Series Trust relating to Cova LA Growth and Income.

         Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

         A Reorganization will not affect your right to purchase and redeem shares, to change among your Insurance Company's separate account options, to annuitize, and to receive distributions as permitted by your Contract. After the Reorganizations, you will be able under your current Contract to purchase additional Class A shares of the Met Portfolio. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

         Who will be the Manager, Adviser and Portfolio Manager of my Portfolio after the Reorganizations? What will the management and advisory fees be after the Reorganizations?

Management of the Portfolios

         The overall management of the Cova Portfolios, the SF Portfolio and the Met Portfolio is the responsibility of, and is supervised by, the Boards of Trustees of Cova Series Trust, Security First Trust and Met Investors Series Trust, respectively.

Manager


     Met Investors Advisory Corp. (the "Manager") is the investment manager for the Met Portfolio. The Manager selects and pays the fees of the Adviser for the Met Portfolio and monitors the Adviser's investment program. Security First Group, Inc., an affiliate of MetLife, owns all of the outstanding common shares of the Manager.


         Facts about the Manager:


         ---------------------------------------------------------------------

         o The Manager was formerly known as Security First Investment Management Corporation and is an indirect subsidiary of MetLife.


         o The Manager manages with its affiliates the family of investment portfolios sold to separate accounts of MetLife's insurance company subsidiaries to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $423 billion as of September 30, 2000.


         o The Manager is located at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.

         --------------------------------------------------------------------

Adviser

Lord,  Abbett  & Co.  ("the  Adviser")  is the  investment  adviser  to the  Met
Portfolio. Pursuant to an Advisory Agreement with the Manager, the Adviser furnishes continuously an investment program for the Met Portfolio, makes day-to-day investment decisions on behalf of the Portfolio, and arranges for the execution of Portfolio transactions.

         Facts about the Adviser:


         ----------------------------------------------------------------------

         o The Adviser has been an investment manager for 70 years.

         o The Adviser has assets under management of approximately $34.9 billion as of September 30, 2000.

         o The Adviser is located at 90 Hudson Street, Jersey City, New Jersey 07302.

         ----------------------------------------------------------------------

Portfolio Management

     The day-to-day management of the Met Portfolio is a team of investment managers and analysts headed by W. Thomas Hudson.

         ----------------------------------------------------------------------

o W. Thomas Hudson, Partner of the Adviser. Mr. Hudson joined the Adviser in 1982 and has been a portfolio manager since 1989. He has been the leader of the team that has managed Cova LA Growth and Income since 1999.
     ----------------------------------------------------------------------


Management Fees


         For its management and supervision of the daily business affairs of the Met Portfolio, the Manager is entitled to receive a monthly fee at the annual rate of 0.60% of the Portfolio's average daily net assets up to $800 million, 0.55% of such net assets over $800 million and up to $2 billion, and 0.50% of such net assets in excess of $2 billion.


         The Manager may, at its discretion, reduce or waive its fee or reimburse the Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Manager may also reduce or cease these voluntary waivers and reimbursements at any time. In addition, as stated above, Met Investors Series Trust and the Manager have entered into an Expense Limitation Agreement with respect to the Met Portfolio.

Advisory Fee

         Under the terms of the Advisory Agreement, the Adviser is paid by the Manager for providing advisory services to the Met Portfolio. The Met Portfolio does not pay a fee to the Adviser.

         What   will  be  the   primary   federal   tax   consequences   of  the
Reorganizations?

         Prior to or at the completion of the Reorganizations, each Cova Portfolio, the SF Portfolio and the Met Portfolio will have received an opinion from the law firm of Sullivan & Worcester LLP that the applicable Reorganization has been structured so that no gain or loss will be realized by the Portfolio or its Record Holders for federal income tax purposes as a result of receiving shares of voting stock of the Met Portfolio in connection with the Reorganization. The holding period and aggregate tax basis of shares of voting stock of the Met Portfolio that are received by the Record Holders of the Cova Portfolios and the SF Portfolio will be the same as the holding period and aggregate tax basis of shares of the Cova Portfolios or the SF Portfolio previously held by such Record Holders, provided that such shares of the Cova Portfolios or SF Portfolio are held as capital assets. In addition, the holding period and tax basis of the assets of the Cova Portfolios and the SF Portfolio in the hands of the Met Portfolio as a result of the Reorganizations will be the same as in the hands of the Cova Portfolios or the SF Portfolio immediately prior to the Reorganizations, and no gain or loss will be recognized by the Met Portfolio upon the receipt of the assets of the applicable Cova Portfolio or the SF Portfolio in exchange for voting stock of the Met Portfolio and the assumption by the Met Portfolio of the Cova Portfolio's or the SF Portfolio's, identified liabilities. Met Investors Series Trust believes that the Contract Owners will have no taxable income as a consequence of a Reorganization.

                                      RISKS

         Are the risk factors for the Portfolios the same?

         Yes. The risk factors are essentially the same due to the substantial similarities of the investment objectives and policies among the Cova Portfolios, the SF Portfolio and the Met Portfolio. The risks of the Met Portfolio are described in greater detail in the "Additional Information" section below.

         What are the primary risks of investing in each Portfolio?

         An investment in each Portfolio is subject to certain risks. There is no assurance that investment performance of either a Cova Portfolio, the SF Portfolio or the Met Portfolio will be positive or that the Portfolios will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Portfolios.

---------------------------------------- ------------------------------------------------------------------------
                                         Each of the  Portfolios  is  subject to
                                         Market Risk.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova LA Growth and Income/Met LA          Each normally invests  substantially all of its
Growth and Income                         assets in common stocks.



---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova Large Cap Research                  Typically  invests
                                         primarily  in common  stocks  and other
                                         equity securities.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
SF Growth and Income                     Typically invests at least 65% of its assets in common stocks.
---------------------------------------- ------------------------------------------------------------------------

         A  Portfolio's  share  price can fall  because of weakness in the broad market, a particular industry,  or specific holdings.  The market as a whole can decline for many reasons,  including disappointing  corporate earnings,  adverse
political  or  economic  developments  here  or  abroad,   changes  in  investor
psychology,  or heavy institutional  selling. The prospects for an industry or a company may deteriorate.  In addition, an assessment by a Portfolio's Adviser of
particular   companies  may  prove  incorrect,   resulting  in  losses  or  poor
performance by those holdings,  even in a rising market.  A Portfolio could also miss  attractive  investment  opportunities  if its Adviser  underweights  fixed income markets or industries where there are significant returns, and could lose value if the Adviser  overweights fixed income markets or industries where there are significant declines.

---------------------------------------- ------------------------------------------------------------------------
                                         Each of the  Portfolios  is  subject to
                                         Market Capitalization Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova LA Growth and Income/Met LA         Each  normally  invests  in common  stocks of
Growth and Income                        large, seasoned U.S.  companies.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova Large Cap Research                  Typically invests in equity securities of large, seasoned U.S.
                                         companies.  May also invest in small- and mid-cap companies.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
SF Growth and Income                      Typically  invests  in common  stocks of well  established companies.

---------------------------------------- ------------------------------------------------------------------------

         Stocks fall into three broad market  capitalization  categories--large, medium and small.  Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large  capitalization  companies  appear to be greatly out of  proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized  companies causing a Portfolio that invests in these  companies to increase in value more rapidly than a Portfolio that invests in larger,  fully-valued companies.  Larger, more established companies may also be unable to respond  quickly to new  competitive  challenges such as changes in technology and consumer  tastes.  Many larger  companies also may not be able to attain the high growth rate of successful smaller  companies,  especially during
extended  periods  of  economic   expansion.   Investing  in  medium  and  small
capitalization  companies  may be  subject  to  special  risks  associated  with narrower product lines, more limited  financial  resources,  smaller  management groups,  and a more limited  trading  market for their  stocks as compared  with larger companies.  Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

---------------------------------------- ------------------------------------------------------------------------
                                         Each of the  Portfolios  is  subject to
                                         Investment Style Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova LA Growth and Income/Met LA          Each  emphasizes  stocks  believed  to be
 Growth and Income                        undervalued.



---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova Large Cap Research                   Emphasizes stocks believed to be undervalued.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
SF Growth and Income                     Emphasizes stocks believed to be undervalued.

---------------------------------------- ------------------------------------------------------------------------

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

---------------------------------------- ------------------------------------------------------------------------
                                         Each  of  the  following  Portfolio  is
                                          subject to Foreign Investment Risk.

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova LA Growth and Income/Met LA         May invest up to 10% of total assets in foreign securities.
Growth and Income

---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
Cova Large Cap Research                  May invest up to 10% of total assets in foreign securities.
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
SF Growth and Income                     May invest in equity
                                         securities     of      well-established
                                         companies based outside the U.S.

---------------------------------------- ------------------------------------------------------------------------


         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and the Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                      INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

         The purposes of the Reorganizations are to merge Cova Large Cap Research and SF Growth and Income into Cova LA Growth and Income and to reorganize Cova LA Growth and Income into a separate series of a Delaware business trust. The Reorganizations are part of an overall restructuring designed to (1) reduce the number of portfolios with overlapping investment objectives and policies, and (2) provide the enhanced flexibility afforded by a Delaware business trust in comparison to the Cova Portfolios' and to the SF Portfolio's previous form of organization, operating efficiencies which will result from maintaining a single trust of investment portfolios to be offered in connection with the Insurance Companies' insurance products and to employee benefit plans, and consistency across the entire group of those investment portfolios. To accomplish the restructuring, the holders of beneficial interests in shares of other portfolios of Cova Series Trust and Security First Trust are also being asked to approve reorganizations of those portfolios into portfolios of Met Investors Series Trust.

         At a special meeting held on November 1, 2000, all of the Trustees of Cova Series Trust, including the Disinterested Trustees, considered and approved each applicable Reorganization; they determined that the respective Reorganization was in the best interests of shareholders of Cova LA Growth and Income and Cova Large Cap Research, as applicable, and that the interests of existing shareholders of the Cova Portfolios will not be diluted as a result of the transactions contemplated by the respective Reorganization.

         At a special meeting held on November 2, 2000, all of the Trustees of Security First Trust, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interest of shareholders of SF Growth and Income, and that the interests of the existing shareholders of SF Growth and Income will not be diluted as a result of the transactions contemplated by the Reorganization.

         Cova Series Trust and Security First Trust are each organized as a Massachusetts business trust and Met Investors Series Trust is organized as a Delaware business trust. The primary purpose of the Reorganizations of Cova Large Cap Research and SF Growth and Income is to merge these Portfolios with Cova LA Growth and Income. The principal reason for reorganizing Cova LA Growth and Income as a series of a Delaware business trust is the availability of certain advantages of Delaware law with respect to business trusts. The Delaware Business Trust Act (the "Delaware Act") has been specifically drafted to accommodate the unique governance needs of investment companies and provides that its policy is to give maximum freedom of contract to the trust instrument of a Delaware business trust.

         Under the Delaware Act, a shareholder of a Delaware business trust is entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in Massachusetts. As a result, Delaware law is generally considered to afford more protection against potential shareholder liability than is afforded to shareholders of Massachusetts business trusts. See "Comparative Information on Shareholders' Rights - Shareholder Liability". Similarly, Delaware law provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series, another potential though remote risk in the case of other business trusts, including those, such as Cova Series Trust and Security First Trust, that are organized under Massachusetts law.

         Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Act, are among the nation's most highly respected and have an expertise in corporate matters which in part grew out of the fact that Delaware legal issues are concentrated in the Court of Chancery where there are no juries and where judges issue written opinions explaining their decisions. Accordingly, there is a well established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

         There are other advantages that may be afforded by a Delaware business trust. Under Delaware law, the Met Portfolio will have the flexibility to respond to future business contingencies. For example, the Trustees of Met Investors Series Trust will have the power to incorporate the Trust, to merge or consolidate it with another entity, to cause each series to become a separate trust, and to change the Trust's domicile without a shareholder vote. This flexibility could help to assure that Met Investors Series Trust operates under the most advanced form of organization and could reduce the expense and frequency of future shareholder meetings for non-investment related issues.

         Before approving the Plans, the Trustees evaluated extensive information provided by the management of Cova Series Trust, Security First Trust and Met Investors Series Trust, as applicable, and reviewed various factors about the Portfolios and the proposed Reorganizations. The Trustees considered the relative size of each Cova and SF Portfolio, including the benefits of each Portfolio being associated with a larger entity, as well as their investment styles. As of September 30, 2000, Cova LA Growth and Income's total assets were approximately $887 million; Cova Large Cap Research's total assets were approximately $45 million; and SF Growth and Income's total assets were approximately $320 million. The relatively small asset sizes of Cova Large Cap Research and SF Growth and Income may significantly impair each Portfolio's ability to achieve maximum operating efficiency. Moreover, the offering of three Portfolios with essentially similar investment styles could result in each Portfolio being disadvantaged due to inability to achieve optimum size, performance levels and the greatest possible economies of scale. In addition, the historical performance of Cova LA Growth and Income for the one year ended September 30, 2000 and the nine month period ended September 30, 2000 exceeded that of SF Growth and Income and, for the above periods, somewhat underperformed and somewhat outperformed, respectively, the performance of Cova Large Cap Research.

         In addition, the Trustees considered, among other things:

o                 the   advantages   which  apply  to  operating   the  combined
                  Portfolios  as  a  series  of a  Delaware  business  trust  as compared to operating each Portfolio as series of Massachusetts business trusts;

o        the terms and conditions of each Reorganization;

o the fact that the Reorganizations would not result in the dilution of shareholders' interests;

o the effect of the Reorganizations on the Contract Owners and the value of their Contracts, and the anticipated availability of a broader array of investment choices to Contract Owners of portfolios in the Met Investors Series Trust;

o the expense ratios, fees and expenses of the Cova Portfolios and the SF Portfolio and the anticipated expense ratios, fees and expenses of the Met Portfolio;

o the fact that the Manager has contractually agreed to limit the total annual operating expenses of the Met Portfolio;

o                 the fact that each Cova  Portfolio,  the SF Portfolio  and the
                  Met  Portfolio   have  identical  or   substantially   similar
                  investment objectives and principal investment strategies;

o the investment personnel, expertise and resources of Met Investors Advisory Corp., the Manager for the Met Portfolio, including the fact that it will have access to the resources and personnel of Cova Investment Advisory Corporation, the investment adviser to the Cova Portfolios;

o the fact that the Cova Portfolio Reorganizations will provide continuity of money management for shareholders because the sub-adviser for the Cova Portfolios will be the sub-adviser of the Met Portfolio and the same individuals who manage Cova LA Growth and Income will continue as portfolio managers of the Met Portfolio;

o the fact that MetLife or one of its affiliates will bear the expenses incurred by the Cova Portfolios, the SF Portfolio and the Met Portfolio in connection with the Reorganizations;

o the benefits to shareholders, including operating efficiencies, to be achieved from participating in the restructuring of the investment portfolios to be offered in connection with the Insurance Companies' insurance products and to employee benefit plans;

o the fact that the Met Portfolio will assume the identified liabilities of the respective Cova Portfolio and the SF Portfolio;

o the fact that each Reorganization is expected to be tax free for federal income tax purposes; and

o alternatives available to shareholders of the Cova Portfolios and the SF Portfolio, including the ability to redeem their shares.

         During their consideration of the Reorganizations, the Trustees of Cova Series Trust met with Trust counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Security First Trust also met with Trust counsel.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Cova Series Trust and of Security First Trust each concluded that the proposed Reorganizations, as applicable, would be in the best interests of each Cova Portfolio and the SF Portfolio and their respective shareholders. Consequently, they approved the Plans and directed that the respective Plans be submitted to shareholders of the Cova Portfolios and the SF Portfolio for approval.

         The Trustees of Met Investors Series Trust have also approved the Plans on behalf of the Met Portfolio.

Agreements and Plans of Reorganization


         The following summary is qualified in its entirety by reference to the Plans (the forms of which are attached as Exhibit A-1, A-2 and A-3 to this Prospectus/Proxy Statement).


         Each Plan provides that all of the assets of the respective Cova Portfolio or the SF Portfolio will be acquired by the Met Portfolio in exchange for Class A shares of the Met Portfolio and the assumption by the Met Portfolio of the identified liabilities of the Cova Portfolio or the SF Portfolio on or about February 5, 2001 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, each Cova Portfolio and the SF Portfolio will endeavor to discharge all of its known liabilities and obligations. The Met Portfolio will not assume any liabilities or obligations of the respective Cova Portfolio and the SF Portfolio other than those reflected in an unaudited statement of assets and liabilities of the Cova Portfolio or the SF Portfolio prepared as of the close of regular trading on the New York Stock
Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         At or prior to the Closing Date, Cova Large Cap Research and the SF Portfolio will each declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio's shareholders all of the Portfolio's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carry forward).

         The number of full and fractional Class A shares of the Met Portfolio to be received by the shareholders of each Cova Portfolio and the SF Portfolio will be determined by multiplying the number of outstanding full and fractional shares of the Cova Portfolio or the SF Portfolio by a factor which shall be computed by dividing the net asset value per share of the Cova Portfolio or the SF Portfolio by the net asset value per share of the Class A shares of the Met Portfolio. These computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Investors Bank & Trust Company, the custodian for the Met Portfolio, will compute the value of each Cova Portfolio's and the SF Portfolio's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the "Additional Information" section below relating to the Met Portfolio, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         As soon after the Closing Date as conveniently practicable, each Cova Portfolio and the SF Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of voting stock of the Met Portfolio received by the Cova Portfolio and the SF Portfolio. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Cova Portfolio's and the SF Portfolio's shareholders on the Met Portfolio's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of voting stock of the Met Portfolio due to the Cova Portfolio's and the SF Portfolio's shareholders. All issued and outstanding shares of each Cova Portfolio and the SF Portfolio will be canceled. The shares of voting stock of the Met Portfolio to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Cova Portfolio and the SF Portfolio will be terminated.

         The consummation of each Reorganization is subject to the conditions set forth in the respective Plan, including approval, as applicable, by the Cova Portfolio's and the SF Portfolio's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of a Cova Portfolio's or the SF Portfolio's shareholders, a Plan may be terminated (a) by the mutual agreement of the Cova Portfolio or the SF Portfolio and the Met Portfolio; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not a Reorganization is consummated, MetLife or one of its affiliates will pay the expenses incurred by a Cova Portfolio, the SF Portfolio and the Met Portfolio in connection with that Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by a Cova Portfolio, the SF Portfolio, the Met Portfolio or their shareholders.

         If a Cova Portfolio's or the SF Portfolio's shareholders do not approve the respective Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         Each Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Met Investors Series Trust believes that the Contract Owners will have no taxable income as a consequence of a Reorganization. As a condition to the closing of a Reorganization, the Met Portfolio, the Cova Portfolio or the SF Portfolio, as applicable, and the respective Record Holders will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of the Cova Portfolio or the SF Portfolio solely in exchange for shares of voting stock ("voting stock") of the Met Portfolio and the assumption by the Met Portfolio of the identified liabilities of the Cova Portfolio or the SF Portfolio followed by the distribution of the Met Portfolio's voting stock to the Record Holders of the Cova Portfolio or the SF Portfolio in dissolution and liquidation of the Cova Portfolio or the SF Portfolio, will constitute a "reorganization" within the meaning of section 368(a)(1)(F) (368 (a)(1)(C) in the case of Cova Large Cap Research and SF Growth and Income) of the Code, and the Met Portfolio and the Cova Portfolio or the SF Portfolio will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Met Portfolio upon the receipt of the assets of the Cova Portfolio or the SF Portfolio solely in exchange for the voting stock of the Met Portfolio and the assumption by the Met Portfolio of the identified liabilities of the Cova Portfolio or the SF Portfolio;

         (3) No gain or loss will be recognized by the Cova Portfolio or the SF Portfolio on the transfer of its assets to the Met Portfolio in exchange for the Met Portfolio's voting stock and the assumption by the Met Portfolio of the identified liabilities of the Cova Portfolio or the SF Portfolio or upon the distribution (whether actual or constructive) of the Met Portfolio's voting stock to the Cova Portfolio's or the SF Portfolio's Record Holders in exchange for their shares of the Cova Portfolio or the SF Portfolio;

         (4) No gain or loss will be recognized by the Cova Portfolio's or the SF Portfolio's Record Holders upon the exchange of their shares of the Cova Portfolio or the SF Portfolio for voting stock of the Met Portfolio in liquidation of the Cova Portfolio or the SF Portfolio;

         (5) The aggregate tax basis of the voting stock of the Met Portfolio received by each Record Holder of the Cova Portfolio or the SF Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Cova Portfolio or the SF Portfolio held by such Record Holder immediately prior to the Reorganization, and the holding period of the voting stock of the Met Portfolio received by each Record Holder of the Cova Portfolio or the SF Portfolio will include the period during which the shares of the Cova Portfolio or the SF Portfolio exchanged therefor were held by such Record Holder (provided that the shares of the Cova Portfolio or the SF Portfolio were held as a capital asset on the date of the Reorganization); and

(6) The tax basis of the assets of the Cova Portfolio or the SF Portfolio acquired by the Met Portfolio will be the same as the tax basis of such assets to the Cova Portfolio or the SF Portfolio immediately prior to the Reorganization, and the holding period of such assets in the hands of the Met Portfolio will include the period during which the assets were held by the Cova Portfolio or the SF Portfolio.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax free reorganization under the Code, a Record Holder of each Cova Portfolio or the SF Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its Portfolio shares and the fair market value of the shares of the Met Portfolio it received.

Pro-forma Capitalization

         The  following  tables  set  forth  the   capitalization  of  the  Cova
Portfolios and the SF Portfolio as of June 30, 2000 and the capitalization of the Met Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets at net asset value. As a newly created series of Met Investors Series Trust, the Met Portfolio, immediately preceding the Closing Date, will have nominal assets and liabilities. The pro forma data reflects an exchange ratio of approximately .5674 Class A shares of the Met Portfolio issued for each share of Cova Large Cap Research, an exchange ratio of approximately
 .6849 Class A shares of the Met Portfolio issued for each share of SF Growth and Income, and an exchange ratio of 1.00 Class A share of the Met Portfolio issued for each share of Cova LA Growth and Income. It is anticipated that as of the Closing Date, no Class B shares of the Met Portfolio will be outstanding.

                  Capitalization of Cova LA Growth and Income,

                  Cova Large Cap Research, SF Growth and Income

                    and Met LA Growth and Income (Pro Forma)

       -------------------- -------------------------- ---------------------- -------------------- ------------------------
                            Cova LA Growth and Income     Cova Large Cap        SF Growth and        Met LA Growth and
                            -------------------------     ---------------       --------------       -----------------
                                                             Research               Income                 Income

                                                                                                      (Class A) (After
                                                                                                       Reorganization)

       Total Net Assets     $839,412,158               $40,195,611            $327,244,742         $1,206,852,511
       Net Asset Value      $22.880                    $12.982                $15.670              $22.880
       Per Share

       Shares Outstanding   36,668,348                 3,096,268              20,883,311           52,727,804

       -------------------- -------------------------- ---------------------- -------------------- ------------------------


Distribution of Shares

         All portfolios of Cova Series Trust and Security First Trust sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies, and Security First Trust offers its shares to qualified pension and retirement plans. Each Cova Portfolio and the SF Portfolio offer only one class of shares. Expenses of each Trust are passed through to the Insurance Companies' separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the Insurance Companies at the separate account level. (The Cova Contracts Prospectus and the Security First Contracts Prospectus describe all fees and charges relating to a Contract.)

         Like Cova Series Trust and Security First Trust, Met Investors Series Trust does not sell its shares directly to the public. The Trust continuously sells shares of the Met Portfolio only to Insurance Company separate accounts and to qualified pension and employee profit-sharing plans. It may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees of the Trust. MetLife Distributors, Inc. ("MDI"), an indirect wholly-owned subsidiary of MetLife, serves as the distributor for Met Investors Series Trust's shares. MDI distributes the Met Portfolio's shares directly and through broker-dealers, banks, or other financial intermediaries. The Met Portfolio currently offers two classes of shares: Class A and Class B. (Class B is not part of the Reorganizations.) Each class has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganizations, shareholders of each Cova Portfolio and the SF Portfolio will receive Class A shares of the Met Portfolio. Class A shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class A Shares of the Met Portfolio. Class A shares are only available to certain classes of investors, such as shareholders who receive shares of the Met Portfolio in the
Reorganizations and for additional purchases under a shareholder's existing Contract. In connection with each Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which the Met Portfolio serves as an investment vehicle. More detailed descriptions of the Class A shares and the distribution arrangements applicable to this class of shares are contained in the "Additional Information" section below relating to the Met Portfolio.

Purchase and Redemption Procedures

         The Cova Contracts Prospectus and the Security First Contracts Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of the Cova Portfolios and the SF Portfolio. No fee is charged by a Cova Portfolio or the SF Portfolio for selling (redeeming) shares. The Contracts Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. The Cova Portfolios and the SF Portfolio buy or sell shares at net asset value per share of each Portfolio for orders received on a given day, and the Insurance Companies use this value to calculate the value of your interest in your Contract.

         MDI places orders for the purchase or redemption of shares of the Met Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for each Portfolio determined on that same date, without the imposition of any sales commission or redemption charge.

Exchange Privileges

         The Cova Contracts Prospectus and the Security First Contracts Prospectus indicate whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by Cova Series Trust, Security First Trust, or Met Investors Series Trust.

Dividend Policy

         The Cova Portfolios, the SF Portfolio and the Met Portfolio have the same distribution policy. Each Portfolio declares and distributes its dividends from net investment income to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio are also declared and distributed once a year and reinvested in the Portfolio. Dividends and distributions paid on the SF Portfolio are automatically reinvested in additional shares of the Portfolio unless a shareholder elects to have dividends and/or distributions paid in cash.


         The Cova Portfolios and the SF Portfolio have each qualified and intend to continue to qualify, and the Met Portfolio expects to qualify in its initial year, to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the Record Holders, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to the Record Holders.


                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

         As a Delaware business trust, the operations of Met Investors Series Trust will be governed by its Agreement and Declaration of Trust and By-Laws, and applicable Delaware law, rather than by the Agreement and Declaration of Trust and By-Laws of Cova Series Trust, or by the Declaration of Trust and By-Laws of Security First Trust and Massachusetts law. The Agreements and
Declarations of Trust and Declaration of Trust are each referred to in this Prospectus/Proxy Statement as a "Declaration of Trust." As discussed below, certain of the differences between Cova Series Trust, Security First Trust and Met Investors Series Trust derive from provisions of Met Investors Series Trust's Declaration of Trust and By-Laws. Shareholders entitled to instruct the Insurance Companies to vote at the Meeting may obtain a copy of Met Investors Series Trust's Declaration of Trust and By-Laws, without charge, upon written request to Met Investors Series Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

Form of Organization

         As noted above, Cova Series Trust and Security First Trust are each organized as a Massachusetts business trust, and Met Investors Series Trust is organized as a Delaware business trust. Cova Series Trust, Security First Trust and Met Investors Series Trust are each open-end management investment companies registered with the SEC under the 1940 Act, and each is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Cova Series Trust consist of the Cova Portfolios and other mutual funds of various asset classes; the series of Security First Trust consist of the SF Portfolio and other mutual funds of various asset classes; the series of Met Investors Series Trust consist of the Met Portfolio and other mutual funds of various asset classes. Cova Series Trust, Security First Trust and Met Investors Series Trust currently offer shares of their portfolios only to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by the Insurance Companies. Security First Trust and Met Investors Series Trust also offer shares of their portfolios to qualified pension and retirement plans. Each Trust is governed by its Declaration of Trust, By-Laws, and a Board of Trustees, and by applicable Massachusetts or Delaware and federal law.


         The Board of Trustees of Met Investors Series Trust is currently comprised of Stephen M. Alderman and Theodore A. Myers, who serve as Trustees of Cova Series Trust, Jack R. Borsting, who serves as a Trustee of Security First Trust, and five other individuals who do not serve as Trustees of either Cova Series Trust or Security First Trust. Accordingly, most of the Trustees who have ultimate responsibility for the oversight and management of the Met Portfolio are different. Information with respect to the current Trustees of Met Investors Series Trust, including compensation received, is set forth in the Statement of Additional Information dated December 15, 2000 which relates to this Prospectus/Proxy Statement and the Reorganizations.


Capitalization

         The beneficial interests in Cova Series Trust are represented by an unlimited number of transferable shares of beneficial interest, without par value, and may be divided into two or more series. The beneficial interests of Security First Trust are represented by an unlimited number of transferable shares of beneficial interest, without par value, and may be divided into various series. The beneficial interests in Met Investors Series Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The Declaration of Trust of each of Cova Series Trust, Security First Trust and Met Investors Series Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Cova Portfolio, the SF Portfolio and by the Met Portfolio.

         Shares of each Cova Portfolio and the SF Portfolio are offered in only one class and represent an equal proportionate interest in the Portfolio. Shares of the Met Portfolio are currently offered in Class A and Class B (Class B is not part of the Reorganizations). Shares of the classes of the Met Portfolio represent an equal pro rata interest in the Portfolio and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Cova Portfolio, the SF Portfolio and the Met Portfolio are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Cova Portfolio, the SF Portfolio and the Met Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of the Met Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

         Shareholders of Cova Series Trust and Security First Trust as shareholders of Massachusetts business trusts may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the respective Trust. However, the Declarations of Trust of Cova Series Trust and Security First Trust contain an express disclaimer of shareholder liability and require (in the case of Cova Series Trust) or permit (in the case of Security First Trust) that notice of such disclaimer be given in each agreement entered into or executed by Cova Series Trust, Security First Trust or the Trustees or officers of the Trust, as applicable. Each Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists under Massachusetts law. As a result, Delaware law is generally considered to afford additional protection against potential shareholder liability.

         To the extent that Met Investors Series Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Met Investors Series Trust to liability. To guard against this risk, the Declaration of Trust of Met Investors Series Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Met Investors Series Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Met Investors Series Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Cova Series Trust on behalf of each Cova Portfolio, Security First Trust on behalf of the SF Portfolio nor Met Investors Series Trust on behalf of the Met Portfolio is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of each Trust. A meeting of shareholders of Cova Series Trust or Security First Trust must also be called for any proper purpose upon written request of shareholders holding at least 51% of the outstanding shares of the Trust or of a Portfolio. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. No Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of any Trust.

         The Declaration of Trust of Cova Series Trust and the By-Laws of Security First Trust provide that the holders of a majority of the outstanding shares constitute a quorum for consideration of a matter at a shareholders' meeting. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to Met Investors Series Trust, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of Cova Series Trust requires the affirmative vote of a majority of the shares present and entitled to vote (for Security First Trust, the affirmative vote of a majority of the votes cast at a meeting duly called and at which a quorum is present), subject to applicable law, the Declaration of Trust or with respect to Cova Series Trust, a Trustee resolution specifying a greater or lesser shareholder vote requirement; a Trustee of Cova Series Trust must be elected by the affirmative vote of a plurality of the shares present. For Met Investors Series Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of Cova Series Trust may be removed with cause by a vote of two-thirds of the shareholders or by a vote of two-thirds of the remaining Trustees. A Trustee of Security First Trust may be removed by a vote or a written declaration of two-thirds of the shares outstanding and entitled to vote, or for cause by a vote of two-thirds of the remaining Trustees. A Trustee of Met Investors Series Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each Trust, each whole share of beneficial interest of a Portfolio is entitled to one vote, and each fractional share is entitled to a proportionate vote. In particular, with respect to each Cova Portfolio, this means that each full share of a Portfolio attributable to a variable annuity contract is entitled to one vote and any fractional share is entitled to a fractional vote; each $100 of the account value of a variable life insurance policy allocated to a Portfolio on the record date is entitled to one vote, and fractional votes are counted. With respect to the Met Portfolio, similar voting provisions apply regarding the account value of a variable life insurance policy allocated to the Portfolio.

         The Declarations of Trust of Cova Series Trust and Security First Trust require shareholder approval to (1) change the Trust to a corporation or other organization, (2) terminate the Trust or in the case of Cova Series Trust a Portfolio, or (3) merge the Trust into another entity, or merge or consolidate (with respect to Cova Series Trust only), or sell or exchange the assets of a Portfolio. The Trustees of Security First Trust may abolish a series or class only if no shares of that series or class are outstanding. The Trustees of Security First Trust may, however, combine series or classes of shares with other series or classes of shares without shareholder approval, provided that in a combination of series the relative net asset ratios of the affected shares is preserved. The Declaration of Trust of Met Investors Series Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Portfolio or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of Met Investors Series Trust may also terminate the Trust, a Portfolio, or a class of shares upon written notice to the shareholders.


         The Declaration of Trust of Cova Series Trust provides that advisory, administrative or management agreements may be entered into subject to shareholder approval. Under the Declarations of Trust of Security First Trust and Met Investors Series Trust, there is no specific requirement for shareholder approval. Under the 1940 Act, absent exemptive relief from the SEC, all investment advisory contracts must be approved by shareholders. As further described in "Additional Information - The Adviser," Met Investors Series Trust and the Manager have filed an application with the SEC seeking an order, which among other things, would permit the Manager to retain or terminate an unaffiliated Adviser to a Portfolio without shareholder approval. No assurances can be given that the Trust and the Manager will receive the requested order.


Liquidation

         After paying all liabilities, the Trustees of Cova Series Trust and Security First Trust may distribute the remaining Trust property of any liquidated Portfolio among the shareholders of the Portfolio according to their respective rights. In the event of the liquidation of Met Investors Series Trust, the Met Portfolio, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Portfolio or attributable to the class over the liabilities belonging to the Trust, the Portfolio or attributable to the class. In either case, the assets so distributable to shareholders of the Portfolio will be distributed among the shareholders in proportion to the number of shares of a class of the Portfolio held by them on the date of distribution.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Met Investors Series Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (3) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Portfolio may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met. The Declarations of Trust of Cova Series Trust and Security First Trust contain similar provisions.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust of Met Investors Series Trust, Cova Series Trust and Security First Trust, their By-Laws and Delaware or Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware or Massachusetts law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is being sent to shareholders of Cova LA Growth and Income and Cova Large Cap Research in connection with a solicitation of voting instructions by the Trustees of Cova Series Trust, and to shareholders of SF Growth and Income in connection with a solicitation of voting instructions by the Trustees of Security First Trust, to be used at the Special Meeting of shareholders (the "Meeting) to be held at 10:00 a.m. Pacific Time for the Cova Portfolios and 10:30 a.m. for the SF Portfolio, January 26, 2001, at the offices of Met Investors Series Trust, 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660, and at any adjournments thereof. This
Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of the Cova Portfolios and the SF Portfolio on or about December 15, 2000.

         The Boards of Trustees of Cova Series Trust and Security First Trust have fixed the close of business on November 27, 2000 as the record date (the "Record Date") for determining the shareholders of the Cova Portfolios and the SF Portfolio entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through certain of their separate accounts, own substantially all of the shares of each Cova Portfolio and the SF Portfolio, as applicable, and are the shareholders of record of each such Portfolio at the close of business on the Record Date. The Insurance Companies are entitled to be present and vote at the Meeting with respect to such shares of a Cova Portfolio and the SF Portfolio. Each Insurance Company has undertaken to vote its shares of a Cova Portfolio or the SF Portfolio for the Contract Owners of that Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, the Insurance Companies will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.


         The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of each Cova Portfolio or the SF Portfolio held in a separate account with respect to that particular Contract. In voting for a Reorganization, each full share of the SF Portfolio, and each full share of a Cova Portfolio attributable to a variable annuity, is entitled to one vote and any fractional share is entitled to a fractional vote. Each $100 of the account value of a variable life insurance policy allocated to a Cova Portfolio on the Record Date is entitled to one vote and fractional votes are counted.

         The close of business on January 19, 2001 is the last day on which voting instructions for the Meeting will be accepted by the Insurance Companies. Voting instructions may be revoked by executing and delivering later-dated signed voting instructions to your Insurance Company at any time prior to the close of business on January 19, 2001, or by attending the Meeting in person and instructing the Insurance Company how to vote your shares. Unless revoked, all valid voting instructions will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.


         If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, transmit your voting instructions by fax or by the Internet or attend in person and provide your voting instructions to the Insurance Company. (Guidelines on providing voting instructions are immediately after the Notice of Special Meeting.)


         If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted in accordance with the instructions marked on the returned voting instructions form.

o Unless instructions to the contrary are marked on the voting instructions form, it will be voted FOR a proposed Reorganization and FOR any other matters deemed appropriate.

o Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR a proposed Reorganization and FOR any other matters deemed appropriate.


         Interests in Contracts for which no timely voting instructions are received will be voted in the same proportion as an Insurance Company votes shares for which it has received voting instructions from other Contract Owners. An Insurance Company will also vote any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate.


         Shares which represent interests in a particular Cova Portfolio or the SF Portfolio vote separately on the Reorganization and those matters pertaining only to that Portfolio. Approval of a Reorganization will require the affirmative vote of a majority of the shares of Cova LA Growth and Income and Cova Large Cap Research, as applicable, present in person or by proxy and entitled to vote, assuming a quorum is present (the presence in person or by proxy of a majority, i.e. greater than 50%, of the Portfolio's outstanding shares). Approval of the Reorganization will require the affirmative vote of a majority of the shares of SF Growth and Income cast at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast a majority of the votes at any shareholders' meeting). As of the Record Date, substantially all of the shareholders of record of Cova Series Trust and Security First Trust were the Insurance Companies. Since the Insurance Companies are the legal owners of substantially all of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Declarations of Trust of Cova Series Trust and Security First Trust.


         Voting instructions solicitations will be made primarily by mail, but beginning on or about January 3, 2001 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Cova Investment Advisory Corporation, the investment adviser of Cova Series Trust, and Met Investors Advisory Corp., the investment adviser of Security First Trust, their affiliates or other representatives of the Cova Portfolios and the SF Portfolio (who will not be paid for their soliciting activities). In addition, voting instructions solicitations may be made by ALAMO Direct, the Cova Portfolios' and the SF Portfolio's proxy solicitor. The estimated cost of the voting instructions solicitation is approximately $122,400. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by MetLife or one of its affiliates. Neither Cova Series Trust, Security First Trust nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

         If shareholders of a Cova Portfolio or of the SF Portfolio do not vote to approve the applicable Reorganization, the Trustees of Cova Series Trust or Security First Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


         A shareholder of a Cova Portfolio or the SF Portfolio who objects to the proposed Reorganization will not be entitled under Massachusetts law or with respect to the SF Portfolio, the Declaration of Trust of Security First Trust, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if a
Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

         Neither Cova Series Trust nor Security First Trust holds annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Cova Series Trust or the Secretary of Security First Trust at the addresses set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

         The votes of the shareholders of the Met Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Shareholder Information


         The Record Holders of each Cova Portfolio and the SF Portfolio at the close of business on November 27, 2000 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of the applicable Cova
Portfolio and the SF Portfolio owned as of the Record Date. As of the Record Date, the total number of shares of each Cova Portfolio and the SF Portfolio outstanding and entitled to vote was as follows:


      ----------------------------------- ----------------------------------
                                          Number of Shares


      Cova LA Growth and Income           35,423,036
                                          ==========

      ----------------------------------- ----------------------------------


      ----------------------------------- ----------------------------------
                                          Number of Shares


      Cova Large Cap Research             3,228,515
                                          =========

      ----------------------------------- ----------------------------------


      ----------------------------------- ----------------------------------
                                          Number of Shares


      SF Growth and Income                20,460,600
                                          ==========

      ----------------------------------- ----------------------------------



         As of November 27, 2000, the officers and Trustees of Cova Series Trust, of Security First Trust and of Met Investors Series Trust beneficially owned as a group less than 1% of the outstanding shares of each Cova Portfolio, the SF Portfolio and the Met Portfolio, respectively.


Control Persons and Principal Holders of Securities


                   On November 27, 2000 to the knowledge of the Trustees and management of Cova Series Trust, the following entities together owned of record over 100% of the shares of each of Cova Large Cap Research and Cova LA Growth and Income:

     ------------------------------------------------------ ----------------------------------------------
     Cova Variable Annuity Account One                      (Separate accounts of Cova Financial
                                                            Services Life Insurance Company)

      Cova Variable Life Account  One


     ------------------------------------------------------ ----------------------------------------------
     ------------------------------------------------------ ----------------------------------------------
     Cova Variable Annuity Account Five                     (Separate accounts of Cova Financial Life
                                                            Insurance Company)
     Cova Variable Life Account Five

     ------------------------------------------------------ ----------------------------------------------
     ------------------------------------------------------ ----------------------------------------------
     First Cova Variable Annuity Account One                (Separate account of First Cova Life
                                                            Insurance Company)
     ------------------------------------------------------ ----------------------------------------------
     ------------------------------------------------------ ----------------------------------------------

     Lord, Abbett & Co.                                     (Adviser)


     ------------------------------------------------------ ----------------------------------------------



         On November 27 , 2000 to the knowledge of the Trustees and management of Security First Trust, Security First Life Separate Account A owned of record 99.45% of the shares of SF Growth and Income, the Security First Group Employees 401(k) Plan owned 0.47% of the shares of SF Growth and Income, and the General Account of Security First Life Insurance Company owned 0.08% of the shares of SF Growth and Income.

         The Insurance Companies have advised Cova Series Trust that as of November 27, 2000 there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to more than 5% of the voting securities of Cova Series Trust. Security First Life Insurance Company has advised Security First Trust that as of November 27, 2000 the following persons owned Contracts which would entitle them to instruct Security First Life Insurance Company with respect to more than 5% of the voting securities of Security First Trust:

          SF Growth and Income:


----------------------------------------- ------------------------- ------------------------- ------------------------

                                                                         Percentage of             Percentage of
                                                                      Shares of Portfolio       Shares of Portfolio

            Name and Address                   No. of Shares         Before Reorganization        Class A After
            ================                   =============         =====================        =============
                                                                                                  Reorganization

Joe Golson                                2,418,206                 11.8%                     3.2%
==========                                =========                 =====                     ====
Employees Retirement
====================
     System of Texas
18th & Brazos
Austin, TX 78701

Kandi Winters                             1,410,521                 6.9%                      1.9%
=============                             =========                 ====                      ====
Administrator
=============
Deferred Compensation
=====================
     Program
State of Florida
200 East Gaines St.

Tallahassee, FL  32399-0346


----------------------------------------- ------------------------- ------------------------- ------------------------



         As of the date of this Prospectus/Proxy Statement Security First Life Insurance Company owned 100% of the outstanding shares of Met Investors Series Trust and as a result may be deemed to be a control person with respect to the Trust.


                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Cova Series Trust relating to Cova LA Growth and Income and Cova Large Cap Research, for the year ended as of December 31, 1999, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The Annual Report of Security First Trust relating to the SF Growth and Income, for the year ended as of July 31, 2000, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Met LA Growth and Income will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION


         Cova Series Trust and Security First Trust are, and Met Investors Series Trust will be, each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. Met Investors Series Trust has filed a registration statement with the SEC which will also be subject to the SEC's informational requirements when it becomes effective. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         The following additional information supplements information about Met LA Growth and Income contained elsewhere in the Prospectus/Proxy Statement.


Principal Investment Strategies

         The Met Portfolio is this Prospectus/Proxy Statement is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. The Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective.

         The Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.

         Met LA Growth and Income will normally invest substantially all of its assets in common stocks of large, seasoned U.S. companies which the Adviser believes are undervalued. The Portfolio chooses stocks based on:

o Quantitative research to identify which stocks are believed to represent the best bargains

o             Fundamental   research  to  learn  about  a  company's   operating
              environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations

o Business cycle analysis to determine how buying or selling securities changes the overall portfolio's sensitivity to interest rates and economic conditions.

         The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value and, to do so, it may have to forego some opportunities for gains when, in the judgment of the Adviser, they carry excessive risk.

         The Adviser tries to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes. The Adviser constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Adviser will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Adviser will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values for the Portfolio.

Additional Investment Strategies

         In addition to the principal investment strategies discussed above, Met LA Growth and Income, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The Statement of Additional Information relating to this Prospectus/Proxy Statement provides a more detailed discussion of certain of these and other securities and indicates if the Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. (Please note that some of these strategies may be a principal investment strategy for the Portfolio and consequently are also described above.)

         The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus/Proxy Statement.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (Depositary Shares). These instruments are subject to market risk and foreign investment risk.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e. the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Securities Loans. The Portfolio may make secured loans of its portfolio securities. The risks in lending Portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security.

Management

         Met Investors Series Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Adviser are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolio's assets by the Adviser. Information about the Trustees and executive officers of the Trust is contained in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

         Expense Limitation Agreement


         In the interest of limiting expenses of the Met LA Growth and Income at least until February, 2002,, the Manager has entered into an expense limitation agreement with Met Investors Series Trust with respect to the Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to 0.65% of the Portfolio's daily net assets.

         The Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed the percentage limit stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by Met Investors Series Trust's Board of Trustees on a quarterly basis.


         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

The Adviser


         Met Investors Series Trust and the Manager have filed an application requesting an exemptive order from the SEC Commission that will permit the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for the existing Adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of the existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. The exemptive order would also permit disclosure of fees paid to multiple unaffiliated investment advisers of the Portfolio on an aggregate basis only. There is no assurance that the SEC will grant Met Investors Series Trust's and the Manager's application. If the SEC grants the exemptive application, the requested order will become effective without the need for further shareholder approval.


         The Manager pays the Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to the Adviser.

Taxes


         Met LA Growth and Income expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the Record Holder. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.


         Shares of the Portfolio are currently offered only to the separate accounts of the Insurance Companies and to qualified pension and retirement plans. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.


         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. The Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Thus so long as the Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests.


         The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders; see the Statement of Additional Information relating to this Prospectus/Proxy Statement for a more detailed discussion. Shareholders are urged to consult their tax advisers.

Report to Policyholders

         The fiscal year of the Portfolio ends on December 31 of each year. Met Investors Series Trust will send to its shareholders, at least semi-annually, reports which show the Portfolio's composition and other information. An annual report, with audited information, will be sent to shareholders each year.

Sales and Purchases of Shares

         Met Investors Series Trust does not sell its shares directly to the public. Met Investors Series Trust continuously sells shares of the Portfolio only to the separate accounts of the Insurance Companies and to qualified pension and profit-sharing plans. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MDI is the principal underwriter and distributor of the Contracts. MDI places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined on that same date.

         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. However, certain sales or other charges may apply to the Contracts, as described in the respective Contract prospectuses.

Right to Restrict Transfers

         Neither Met Investors Series Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. The Insurance Companies, in coordination with the Trust's Manager, the Adviser and the Trust's other investment advisers, reserve the right to temporarily or permanently refuse exchange requests if, in its judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused. Investors should consult their Contract prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares


         Met LA Growth and Income's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open.


         Net asset value of the Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.


         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of Met Investors Series Trust's Board of Trustees.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.


                                 OTHER BUSINESS

         The Trustees of Cova Series Trust and Security First Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

        THE TRUSTEES OF COVA SERIES TRUST RECOMMEND APPROVAL OF EACH PLAN
          AND ANY UNMARKED VOTING INSTRUCTIONS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF SUCH PLAN.

       THE TRUSTEES OF SECURITY FIRST TRUST RECOMMEND APPROVAL OF THE PLAN
        AND ANY UNMARKED VOTING INSTRUCTIONS WITHOUT INSTRUCTIONS TO THE
            CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


December 15, 2000
         ==

                                                                Exhibit A - 1

                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 8th day of December, 2000, by and between Met Investors Series Trust, a Delaware business trust with its principal place of business at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 (the "Trust"), with respect to its Lord Abbett Growth and Income Portfolio series (the "Acquiring Fund"), and Cova Series Trust, a Massachusetts business trust with its principal place of business at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181 ("Cova"), with respect to its Lord Abbett Large Cap Research Portfolio (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Cova have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by Investors Bank & Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about February 5, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Trust, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Investors Bank & Trust Company, as transfer agent for the Selling Fund at the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Investors Bank & Trust Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Cova or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Cova's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited financial statements of the Selling Fund at June 30, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since June 30, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment income and realized capital gains and has met the diversification requirements of Section 817 (h) of the Code and the rules thereunder.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) At the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) The Acquiring Fund expects to qualify for treatment as a regulated investment company under subchapter M of the Code, and expects to meet the diversification requirements of Section 817(h) of the Code and the rules thereunder, for its taxable year which includes the Closing Date.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 APPROVAL BY SHAREHOLDERS. Cova will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by Cova's President, Vice President or Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Cova and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Cova's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Cova.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Blazzard, Grodd & Hasenauer, P.C., counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Cova's Agreement and Declaration of Trust or By-laws, or to the knowledge of such counsel, any provision of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) To the knowledge of such counsel, there are no legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of Cova's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Blazzard, Grodd & Hasenauer, P.C. appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law that as Blazzard, Grodd & Hasenauer, P.C. are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Cova's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.


         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.


         8.8 The Selling Fund shall have received from Deloitte & Touche LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.


                                   ARTICLE IX


                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Metropolitan Life Insurance Company or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Cova, the respective Trustees, or officers, to the other party or its Trustees, or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both Cova and the Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts in the case of Cova and Delaware, in the case of the Trust, which are hereby referred to and are also on file at the principal offices of Cova or, as the case may be, the Trust. The obligations of Cova or of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of Cova or the Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of Cova or, as the case may be, the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                  COVA SERIES TRUST ON BEHALF OF
                                  LARGE CAP RESEARCH PORTFOLIO

                                  By:


                                  Name: Mark E. Reynolds


                                  Title: President

                                  MET INVESTORS SERIES TRUST ON BEHALF OF
                                  LORD ABBETT GROWTH AND INCOME
                                    PORTFOLIO

                                    By:

                                    Name: Elizabeth M. Forget

                                    Title: President

                                                                 Exhibit A - 2

                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 8th day of December, 2000, by and between Met Investors Series Trust, a Delaware business trust with its principal place of business at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 (the "Trust"), with respect to its Lord Abbett Growth and Income Portfolio series (the "Acquiring Fund"), and Security First Trust, a Massachusetts business trust with its principal place of business at 11365 West Olympic Boulevard, Los Angeles California 90064 ("Security First"), with respect to its T. Rowe Price Growth and Income Series (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Security First have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by Investors Bank & Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about February 5, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Trust, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. The Bank of New York, as transfer agent for the Selling Fund at the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Investors Bank & Trust Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Security First or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Security First's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at July 31, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since July 31, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment income and realized capital gains and has met the diversification requirements of Section 817 (h) of the Code and the rules thereunder.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) At the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) The Acquiring Fund expects to qualify for treatment as a regulated investment company under subchapter M of the Code, and expects to meet the diversification requirements of Section 817(h) of the Code and the rules thereunder, for its taxable year which includes the Closing Date.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL BY SHAREHOLDERS. Security First will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by Security First's President, Vice President or Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Security First and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Security First's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Security First.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Richard Pearson, Esq., President of Security First, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Security First's Declaration of Trust or By-laws, or to the knowledge of such counsel, any provision of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) To the knowledge of such counsel, there are no legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Richard Pearson, Esq. shall also state that he has participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of his above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of Security First's officers and other representatives of the Selling Fund), no facts have come to his attention that lead him to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Richard Pearson, Esq. appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law that as Richard Pearson, Esq. is not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Security First's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from Deloitte & Touche LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Metropolitan Life Insurance Company. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Security First, the respective Trustees, or officers, to the other party or its Trustees, or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both Security First and the Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts in the case of Security First and Delaware, in the case of the Trust, which are hereby referred to and are also on file at the principal offices of Security First or, as the case may be, the Trust. The obligations of Security First or of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of Security First or the Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of Security First or, as the case may be, the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                SECURITY FIRST TRUST ON BEHALF OF T. ROWE PRICE
                                  GROWTH AND INCOME SERIES

                                  By:


                                  Name: Richard C. Pearson
                                                ==


                                  Title: President

                            MET INVESTORS SERIES TRUST ON BEHALF OF LORD ABBETT
                                  GROWTH AND INCOME PORTFOLIO

                                  By:

                                  Name: Elizabeth M. Forget

                                  Title: President

                                                                  Exhibit A - 3

                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 8th day of December, 2000, by and between Met Investors Series Trust, a Delaware business trust with its principal place of business at 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660 (the "Trust"), with respect to its Lord Abbett Growth and Income Portfolio series (the "Acquiring Fund"), and Cova Series Trust, a Massachusetts business trust with its principal place of business at One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181 ("Cova"), with respect to its Lord Abbett Growth and Income Portfolio (the "Selling Fund").


         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Cova have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by Investors Bank & Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about February 5, 2001 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Trust, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Investors Bank & Trust Company, as transfer agent for the Selling Fund at the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Investors Bank & Trust Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Cova or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Cova's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited financial statements of the Selling Fund at June 30, 2000 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since June 30, 2000 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment income and realized capital gains and has met the diversification requirements of Section 817 (h) of the Code and the rules thereunder.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) At the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) At the Closing Date, there will not be any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (m) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 APPROVAL BY SHAREHOLDERS. Cova will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by Cova's President, Vice President or Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Cova and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Cova's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Cova.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Blazzard, Grodd & Hasenauer, P.C., counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Cova's Agreement and Declaration of Trust or By-laws, or to the knowledge of such counsel, any provision of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) To the knowledge of such counsel, there are no legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of Cova's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Blazzard, Grodd & Hasenauer, P.C. appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law that as Blazzard, Grodd & Hasenauer, P.C. are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Cova's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund or the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.6 The Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from Deloitte & Touche LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.7 The Selling Fund shall have received from Deloitte & Touche LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Metropolitan Life Insurance Company or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
(b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees;
(g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Cova, the respective Trustees, or officers, to the other party or its Trustees, or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both Cova and the Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts in the case of Cova and Delaware, in the case of the Trust, which are hereby referred to and are also on file at the principal offices of Cova or, as the case may be, the Trust. The obligations of Cova or of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of Cova or the Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of Cova or, as the case may be, the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                              COVA SERIES TRUST ON BEHALF OF
                              LORD ABBETT GROWTH AND INCOME PORTFOLIO

                              By:


                              Name: Mark E. Reynolds
                                         ==


                              Title: President

                            MET INVESTORS SERIES TRUST ON BEHALF OF LORD ABBETT
                              GROWTH AND INCOME PORTFOLIO

                              By:

                              Name: Elizabeth M. Forget

                              Title: President

                                                                      Exhibit B

-------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             For the year ended 12/31/99
Managed by Lord, Abbett & Co.

-------------------------------------------------------------------------------

Market Review

         Since 1997, low interest rates and a deceleration in earnings drove the U.S. equity market. This environment favored a very select group of large-cap stocks that had stable earnings growth. Rather than venturing into unknown waters, investors stayed the course and continued to purchase names familiar to them, remaining with companies that exhibited strong earnings and/or good recent stock performance. The first quarter of 1999 saw a continuation of this trend, with large-cap growth stocks continuing to dominate the market. In the second quarter we saw a broadening of the market, where for the first time in many quarters value outperformed growth, and small- and mid-cap stocks outperformed large-cap issues. Towards the end of the year, the trend reversed once again, and growth stocks returned to favor. Global growth rates continued to surge throughout 1999, instilling inflationary concerns in many investors. The Federal Reserve Board responded by initiating a series of fall rate hikes that have normalized U.S. interest rates from their record lows last year.

Portfolio Review

         In early 1999, we sold some of our holdings in non-cyclical stocks, such as technology, healthcare and pharmaceuticals, because they approached what we believed to be their full values. We then used the proceeds to build or add to positions in stocks of undervalued cyclical companies in the manufacturing and commodities industries. When cyclical stocks advanced in April, the Portfolio was well positioned to benefit from the upswing. Anticipating some improvement in the global economy, we made an early entry into the energy sector that paid off well in both the first half of the year and in the third quarter. Rising interest rates in the latter part of the year caused interest-rate-sensitive sectors such as electric utilities and financial services to underperform. However, technology stocks demonstrated tremendous relative strength despite their high valuations. Over the course of the year, the Portfolio remained underweighted in financial services companies in anticipation of rising interest rates, although we maintained a focus on property and casualty insurance companies, as this market segment continues to benefit from industry consolidation. We were well positioned to benefit from the leadership position of the technology sector, and many of our technology holdings posted strong gains. We also increased our exposure in basic materials industries, in anticipation of further global economic recovery in 2000 and beyond.

Outlook

         We expect to see global economic growth continue throughout the coming year. In response, we are investing in companies that are likely to benefit from this recovery, such as those producing basic materials and capital goods. In the U.S., some signs are emerging that the economy may be moderating, which diminishes the risk of significant future U.S. interest rate hikes. As a result, we are reconsidering financial services stocks, many of which display solid fundamentals at attractive prices. We believe that any possibility of a future interest rate increase is already reflected in the low stock prices of these companies.

W. Thomas Hudson Jr.
Portfolio Manager
Lord, Abbett & Co.



  ----------------------------------------------- -------------------------
         Top 10 Holdings by Market Value

                  As of 12/31/99                       % of portfolio
  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  International Paper Co.                                   2.8

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Exxon Mobil Corp.                                         2.6

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Alcoa Inc.                                                2.5

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Oracle Corp.                                              2.5

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  American General Corp.                                    2.4

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Honeywell International Inc.                              2.3

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  AT&T Corp.                                                2.2

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Aon Corp.                                                 2.1

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  Dow Chemical Co.                                          2.0

  ----------------------------------------------- -------------------------
  ----------------------------------------------- -------------------------
  IBM Corp.                                                 2.0

  ----------------------------------------------- -------------------------

  ----------------------------------------------- ------------------------
             Top 10 Portfolio Sectors
          (% of portfolio market value)
                  As of 12/31/99
                                                     LA G&I pie chart

  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Capital Goods                                   6.7
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Conglomerates                                   1.2
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Technology                                      18.7
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Basic Industry                                  11
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Consumer Non-Cyclicals                          9.4
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Consumer Cyclicals                              9.7
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Energy                                          11.8
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Finance                                         17
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Utilities                                       10.9
  ----------------------------------------------- ------------------------
  ----------------------------------------------- ------------------------
  Other                                           3.6
  ----------------------------------------------- ------------------------

       Lord Abbett Growth and Income Portfolio, managed by Lord Abbett vs.
                                 S&P 500 Index2
                            Growth Based on $10,000+

                                  [Line Graph]


Lord Abbett G&I vs S&P500 plot points

                  LA               S&P 500

                 10000              10000
                  9829              10053
"6/99"           10958              10727
                 10083              10024
"12/99"          11138              11482



-------------------------------------------------------------------------------
                                   Total Return1
------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
                                                              Since Inception+
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Lord Abbett Growth and Income Portfolio, managed by Lord
Abbett                                                        11.38%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
S&P 500 Index 2                                               16.79%
------------------------------------------------------------- -----------------

                 +Index is shown from first full month since inception (1/8/99).

                 1 "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the LA Growth and Income Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

                 2 The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. Graph prepared by Cova. The index returns in the graph above were generated by Cova from CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                          LARGE CAP RESEARCH PORTFOLIO
                                       and
                     LORD ABBETT GROWTH AND INCOME PORTFOLIO

                                each a series of

                                COVA SERIES TRUST
                                 One Tower Lane
                                   Suite 3000
                        Oakbrook Terrace, Illinois 60181
                                 (800) 831-5433

                                       and

                     T. ROWE PRICE GROWTH AND INCOME SERIES

                                   a series of

                              SECURITY FIRST TRUST
                          11365 West Olympic Boulevard
                          Los Angeles, California 90064
                                  (800)283-4536

                        By and In Exchange For Shares of

                     LORD ABBETT GROWTH AND INCOME PORTFOLIO

                                   a series of

                           MET INVESTORS SERIES TRUST
                            610 Newport Center Drive
                                   Suite 1350
                         Newport Beach, California 92660
                                  (800)848-3854


         This Statement of Additional Information, dated December 15, 2000, relating specifically to the proposed transfer of the assets and liabilities of Large Cap Research Portfolio and Lord Abbett Growth and Income Portfolio (each a "Cova Portfolio" and together the "Cova Portfolios"), series of Cova Series Trust, and T. Rowe Price Growth and Income Series (the "SF Portfolio"), a series of Security First Trust to Lord Abbett Growth and Income Portfolio, (the "Met Portfolio" or the "Portfolio"), a series of Met Investors Series Trust, in exchange for Class A shares of beneficial interest, $.001 par value per share, of the Met Portfolio (to be issued to holders of shares of each Cova Portfolio and the SF Portfolio), consists of the information set forth below pertaining to the Met Portfolio and the following described documents, each of which is attached hereto and incorporated by reference herein:


(1) The Statement of Additional Information of the Cova Portfolios dated May 1, 2000;


(2) The Statement of Additional Information of the SF Portfolio dated November 30, 2000;


(3)  Annual Report of the Cova Portfolios for the year ended December 31, 1999;


(4)  Semi-Annual Report of the Cova Portfolios dated June 30, 2000;


(5)  Annual Report of the SF Portfolio dated July 31, 2000; and


(6)  Pro Forma Financial Statements dated as of June 30, 2000.



         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of the Met Portfolio, the Cova Portfolios and the SF Portfolio dated December 15, 2000. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Met Portfolio, the Cova Portfolios or the SF Portfolio at the telephone numbers or addresses set forth above.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the investment objective and policies of the Met Portfolio in the Prospectus/Proxy Statement.

Convertible Securities

         The Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for the Portfolio. Neither event will require the sale of such securities, although the Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Depositary Receipts

         The Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because American Depositary Receipts are listed on a U.S. securities exchange, the Portfolio's investment adviser does not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Foreign Securities

         The Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and the Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to the Portfolio.

         The value of foreign investments and the investment income derived from them may also be affected unfavorable by changes in currency exchange control regulations. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

         Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Met Portfolio does not expect that more than 10% of its total assets will be invested in foreign securities.

         Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

         The Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

         Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.

Illiquid Securities

         The Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolio's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolio's investment adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, the Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Money Market Securities

         Money market securities in which the Portfolio may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Other money market securities in which the Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations the Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the Portfolio will be regarded as illiquid.

         The Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by the Portfolio will be regarded as an illiquid security.

         Generally, the Portfolio will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The Portfolio may also invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's.

Options and Futures Strategies

         The  Portfolio  may  seek  to  increase  the  current   return  on  its
investments by writing covered call or covered put options. In addition, the Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. The Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The investment adviser to the Portfolio does not presently intend to utilize options or futures contracts and related options but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce the Portfolio's current return.

         The ability of the Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. The Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by the Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         The Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. The Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         The Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         The Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. The Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Portfolio does not intend to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

         Purchase and Sale of Options and Futures on Stock Indices. The Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently, options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If the Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. The Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         The Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by the Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of the Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         The  Portfolio  may  purchase   interest  rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

         The Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

         Options on Futures Contracts. The Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. The Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, the Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, the Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract is range from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. The Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although the Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolio will be conducted on recognized exchanges. In certain instances, however, the Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. The Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Other Investment Companies

         In connection with its investments in accordance with the various investment disciplines, the Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. The Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.

         The Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees.

Portfolio Turnover

         While it is impossible to predict portfolio turnover rates, the investment adviser to the Portfolio anticipates that portfolio turnover will generally not exceed 100% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks

         The Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Real Estate Investment Trusts

         The Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but the Portfolio may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. The Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss the Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause the Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Reverse Repurchase Agreements

         The Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Loans

         All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's securities lending program. While the securities are being loaned, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. The Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or investment adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Portfolio's investment adviser to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.

U.S. Government Securities

         Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

                             INVESTMENT RESTRICTIONS

Fundamental Policies

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

         The Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification

         The Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued on guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities.

         3.       Concentration

         The Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S.
government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

         4.       Underwriting

         The Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate

         The Portfolio may not purchase or sell real estate, although the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

         6.       Commodities

         The Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Portfolio will not consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans

         The Portfolio may not make loans, except through the purchase of debt obligations and, the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

         8.       Senior Securities

         The Portfolio may not issue any senior security (as defined in the 1940
Act) except in compliance with applicable law.

Non-Fundamental Policies

         The following investment restrictions apply to the Portfolio, except as noted. These restrictions may be changed for the Portfolio by the Trust's Board of Trustees without a vote of the Portfolio's shareholders.

         The Portfolio may not:

         (1)      Purchase securities on margin,  except that the Portfolio may:
                  (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

         (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the total assets of the Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

         (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

     (4) Invest in companies for the purpose of exercising management or control.

         In addition, as a matter of operating policy, the Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

         With respect to borrowing, the Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Portfolio may also borrow up to an additional 5% of its total assets from banks or others. The Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. The Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

         With respect to loans of portfolio securities, as a matter of operating policy, the Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.

         With respect to real estate investments, as a matter of operating policy, the Portfolio will not invest in real estate limited partnership interests.

                             PERFORMANCE INFORMATION

         Total return will be computed as described below.

         The Portfolio's "average annual total return" figures described and shown in the Prospectus/Proxy Statement are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where:   P = a hypothetical initial payment of $1000
                  T = average annual total return
                  n = number of years
                  ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of the Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, the Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Non-Standardized Performance

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolio for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

         Subject to the supervision and control of the Manager and the Trustees of the Trust, the Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolio invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. The Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolio or its Adviser with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. The Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the Adviser's research.

         The Adviser, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Trust may direct the Manager to cause the Adviser to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement with the Manager ("Trust Expenses"); or (ii) finance activities that are primarily intended to result in the sale of Trust shares. At the discretion of the Board of Trustees, such resources may be used to pay or cause the payment of Trust Expenses or may be used to finance activities that are primarily intended to result in the sale of Trust shares.

         The Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which the Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including the Portfolio. Whenever concurrent decisions are made to purchase or sell securities by the Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on the Portfolio. In the opinion of the Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The following table shows the amount of brokerage commissions paid by the Portfolio's predecessor fund for the period January 8, 1999 through December 31, 1999.

                           Brokerage Commissions Paid

                                      1999

                                   $1,325,443

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolio's activities, reviewing, among other things, the Portfolio's performance and its contractual arrangements with various service providers.

Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.


                                                              Position(s)                  Principal Occupation(s)

Name, Age and Address                                     Held with Registrant                During Past 5 Years
---------------------                                     --------------------                -------------------

Elizabeth M. Forget*  (34)                             President and Trustee      Since July 2000, President of Met
==========================                             =====================
                                                                                   Investors Advisory Corp.; from June 1996
                                                                                   to July 2000, President and Director of
                                                                                   Marketing and Product Development of
                                                                                   Equitable Distributors, Inc.; from
                                                                                   September 1993 to June 1996, a Vice
                                                                                   President of Bankers Trust Company

Stephen M. Alderman  (41)                              Trustee                     Partner in the law firm of Garfield and
=========================                              =======                     =======================================
                                                                                   Merel, Ltd.

Jack R. Borsting  (71)                                 Trustee                     Since 1995, Executive Director, Center
======================                                 =======                     ======================================
                                                                                   for Telecommunications Management,
                                                                                   ==================================
                                                                                   University of Southern California;
                                                                                   ==================================
                                                                                   Director, Northrup Grumman Corp., Plato
                                                                                   =======================================
                                                                                   Learning, Inc. and Whitman Education Group
                                                                                   ==========================================

Gregory P. Brakovich*  (48)                            Trustee                     Since April 2000, Co-Chief Executive
===========================                            =======                     ====================================
                                                                                   Officer of Security First Group, Inc.,
                                                                                   ======================================
                                                                                   MetLife Distributors, Inc. and Met
                                                                                   ==================================
                                                                                   Investors Advisory Corp.; from April 1996
                                                                                   =========================================
                                                                                   to April 2000, Co-Chief Executive Officer
                                                                                   =========================================
                                                                                   and President of Equitable Distributors,
                                                                                   ========================================
                                                                                   Inc. and Senior Vice President of the
                                                                                   =====================================
                                                                                   Equitable Life Assurance Society of the
                                                                                   =======================================
                                                                                   United States; from February 1995 to
                                                                                   ====================================
                                                                                   April 1996, Managing Director, Bankers
                                                                                   ======================================
                                                                                   Trust Company
                                                                                   =============

Theodore A. Myers  (70)                                Trustee                     Since 1993, Financial Consultant; Trustee
=======================                                =======                     =========================================
                                                                                   of various Van Kampen American Capital

                                                                                   closed-end funds

Tod A. Parrott  (63)                                   Trustee                     Since June 1996, Managing Partner,
====================                                   =======                     ==================================
                                                                                   Rockaway Partners Ltd. (financial
                                                                                   =================================
                                                                                   consultants); from 1990 to May 1996,
                                                                                   ====================================
                                                                                   Executive Vice President of Pasadena
                                                                                   ====================================
                                                                                   Capital Corporation; Director, U.S. Stock
                                                                                   =========================================
                                                                                   Transfer Co.
                                                                                   ============

Dawn M. Vroegop  (34)                                  Trustee                     Since September 1999, Managing Director,
=====================                                  =======                     ========================================
                                                                                   Dresner RCM Global Investors; from July
                                                                                   =======================================
                                                                                   1994 to July 1999, Director, Schroder
                                                                                   =====================================
                                                                                   Capital Management International
                                                                                   ================================

Roger T. Wickers  (65)                                 Trustee                     Since 1995, retired; from 1980 to 1995,
======================                                 =======                     =======================================
                                                                                   Senior Vice President and General
                                                                                   =================================
                                                                                   Counsel, Keystone Group Inc. and the
                                                                                   ====================================
                                                                                   Keystone Group of Mutual Funds; from 1995
                                                                                   =========================================
                                                                                   to 1998, Chairman of the Board of
                                                                                   =================================
                                                                                   Directors of two American International
                                                                                   =======================================
                                                                                   Group mutual funds
                                                                                   ==================

Richard C. Pearson  (57)                               Vice President and          Since November 2000, Vice President,
========================                               ===================         ====================================
                                                       Secretary                   General Counsel and Secretary of Met
                                                       =========                   ====================================
                                                                                   Investors Advisory Corp.; since prior to

                                                                                   1995, President of Security First Group,

                                                                                   Inc. and officer of its subsidiaries

Mark Reynolds  (50)                                    Vice President, Chief       Since November 2000, Vice President and
                                                       ===============                   =================================
                                                       Financial Officer and       Chief Financial Officer of Met Investors

                                                       Treasurer                   Advisory Corp; since June 2000, President
                                                                                   ====================
                                                                                   of Cova Financial Services Life Insurance
                                                                                   Company; from July 1996 to June 2000,
                                                                                   Executive Vice President and Chief
                                                                                   Financial Officer of Cova Financial
                                                                                   Services Life Insurance Company; from
                                                                                   December 1993 to June 1996, Vice
                                                                                   President, Treasurer and Controller of
                                                                                   First Variable Life Insurance Company and
                                                                                   from August 1993 to June 1996, Vice
                                                                                   President and Director of First Variable
                                                                                   Capital Services, Inc.


* "Interested person" of the Trust (as that term is defined in the 1940 Act).


Committees of the Board

         The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) ("Disinterested Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

         The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate independent trustee candidates and review the compensation arrangement for each of the Trustees.


         The Trust has a Valuation Committee consisting of Elizabeth M. Forget, James A. Shepherdson, Mark Reynolds, and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Shepherdson or Mr. Reynolds from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.


Compensation of the Trustees


         Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $20,000 plus (i) an additional fee of $2,000 for each regularly scheduled Board meeting attended,
(ii) $2,000 for each special Board meeting attended, (iii) $1,000 for each special committee meeting attended, and (iv) $500 for each telephone meeting attended, plus reimbursement for expenses in attending in-person meetings.


         A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager


         The Trust is managed by Met Investors Advisory Corp. (the "Manager") (formerly known as Security First Investment Management Corporation) which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. Security First Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Distributors, Inc.

         The Trust and Manager have entered into a Management Agreement dated December 8, 2000 ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company, as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of the Portfolio's assets; (ii) full discretion to select new or additional Advisers for the Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of the Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess the Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of the Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable the Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of the Adviser with the investment objectives, policies and restrictions of the Portfolio (or portions of the Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of the Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that the Portfolio (or portions of the Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting the Portfolio (or any portion of the Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager has agreed to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.


         Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.


         As compensation for these services the Trust pays the Manager a monthly fee at the annual rate of the Portfolio's average daily net assets as follows:
0.60% of first $800 million of such assets, plus 0.55% of such assets over $800 million up to $2 billion, plus 0.50% of such assets over $2 billion. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Adviser of the Portfolio.

         In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of the Portfolio or the nature of the services performed and relative applicability to the Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B shares of the Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.


         The Management Agreement continues in force for two years from its commencement date, with respect to the Portfolio, and from year to year thereafter, but only so long as its continuation as to the Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to the Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         It is anticipated that the Trust will commence operations on or about February 5, 2001. The following table shows the fees paid by the Portfolio's predecessor to the Manager or current affiliates of the Manager and any fee waivers or reimbursements for the period January 8, 1999 through December 31, 1999.

                               1999

     ---------------------------------------------------------
        Investment          Investment       Other Expenses
      Management Fee     Management Fee        Reimbursed
                 ----               ----       ----------
           Paid               Waived
           ----               ------
            $5,289,797         ---                 ---


The Adviser

         Pursuant to an Advisory Agreement with the Manager, the Adviser to the Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of the Portfolio.

         The Advisory Agreement will continue in force for one year from its commencement date, and from year to year thereafter, but only so long as its continuation as to the Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the Portfolio terminates, and that it may be terminated as to the Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         The Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

         The Trust and the Manager have applied for an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order will permit the Manager, subject to approval of the Board of Trustees, to:
(i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of the Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio. No assurance can be given that the Trust and the Manager will receive the Multi-Manager Order.

         Lord, Abbett & Co. is the Adviser to the Portfolio.

         The following table shows the fees paid to the Adviser by the Manager or current affiliates of the Manager for the period January 9, 1999 through December 31, 1999.

                                             Advisory Fee Paid

                   Portfolio                        1999
                   ---------                        ----
Lord Abbett Growth and Income                    $3,328,207


The Administrator


         Pursuant to an administration agreement ("Administrative Services Agreement"), Investors Bank & Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 200 Clarendon Street, Boston, Massachusetts 02117. Under the Administrative Services Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of 0.06% of the average daily net assets of the Trust. The Administrative Services Agreement shall remain in effect until July 1, 2001 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than ninety (90) days' prior written notice to the other party.


The Distributor


         The Trust has distribution agreements with MetLife Distributors, Inc. ("MDI" or the "Distributor") in which MDI serves as the Distributor for the Trust's Class A shares and Class B shares. MDI is an indirect wholly-owned subsidiary of Security First Group, Inc., which is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company. MDI's address is 610 Newport Center Drive, Suite 1350, Newport Beach, California 92660.

         The Trust's distribution agreements with respect to the Class A and Class B shares ("Distribution Agreements") were approved by the Board of Trustees at a Board meeting held on December 7, 2000. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.


         The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners.

         Pursuant to the Class B Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B and shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B shares. It is anticipated that a portion  of the  amounts  received  by the  Distributor  will be used to  defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B shares.

         The Class B Distribution Plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B shares in respect to activities primarily intended to result in the sale of Class B shares. However, under the Distribution Agreement, payments to the Distributor for activities pursuant to the Class B Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B shares Under terms of the Class B Distribution Plan and the Distribution Agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B shares for such entities' fees or expenses incurred or paid in that regard.

         The Class B Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolio, including the performance of the Portfolio; (3) training sales personnel regarding the Class B shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B shares.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of the Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of the Portfolio.


         On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees, unanimously approved the Class B Distribution Plan.


         The Class B Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B shares in connection with the Class B Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares of the Portfolio or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50%, of average daily net assets annually) that may be spent for distribution of Class B shares of the Portfolio without the approval of Class B shareholders of the Portfolio.

Code of Ethics

         The Trust, its Manager, its Distributor, and the Adviser, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian


         Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02117, serves as the custodian of the Trust. Under the custody agreement, IBT holds the Portfolio's securities and keeps all necessary records and documents.


Transfer Agent

         IBT also serves as transfer agent for the Trust.

Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

Independent Auditors


         Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Trust's independent auditors.


                              REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolio for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for the Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value per share of the Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by the Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

         The Manager and Adviser may, from time to time, under the general supervision of the Board of Trustees or the Valuation Committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager and Adviser will continuously monitor the performance of these services.

                              FEDERAL INCOME TAXES

         The Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, the Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, the Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. The Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolio will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt person trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.


         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolio will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and Security First Life Insurance Company, the initial shareholder of the Portfolio, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.


         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolio of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolio may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of the Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         A Portfolio that invests in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, the Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is available from the Trust without charge.


         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest , par value $.001 per share, of one or more series. Currently, the Trustees have established and designated fourteen series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.


         The Trust currently offers one class of shares on behalf of the Portfolio and on or about February 5, 2001, will offer two classes of shares. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class A shares are only offered to contract owners and qualified plan participants who previously allocated premiums to predecessors of the Trust's Portfolio. In addition, Class A shares will also be offered to additional qualified pension and retirement plans. Class B shares are offered at net asset value and are subject to distribution fees imposed pursuant to the Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


         The two classes of shares are offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         Commencing on or about February 5, 2001, the Trust will continuously offer its shares exclusively to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A shares are currently being offered only to separate accounts of affiliates of Security First Group, Inc. (collectively "MetLife") and to qualified pension and retirement plans. As of the date of this Statement of Additional Information, MetLife owned 100% of the Trust's outstanding Class A and Class B shares and, as a result, may be deemed to be a control person with respect to the Trust.


         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to the Portfolio. The Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.

         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of the Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to the Portfolio. Any general expenses of the Trust not readily attributable to the Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of the Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                COVA SERIES TRUST

                           One Tower Lane, Suite 3000

                      Oakbrook Terrace, Illinois 60181-4644

The date of this Statement of Additional Information is May 1, 2000

This Statement of Additional Information is not a prospectus. It contains information that supplements the information in the prospectus dated May 1, 2000, for the Trust and its Portfolios. It also contains additional information that may be of interest to you. The prospectus incorporates this Statement of Additional Information by reference. You may obtain a free copy of the prospectus from your registered representative who offered or sold you your variable annuity contract or variable life insurance policy that uses the Portfolios for investment. You may also obtain copies by calling Cova Financial Services Life Insurance Company at 1-800-831-LIFE or by writing to: Cova Financial Services Life Insurance Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

                                TABLE OF CONTENTS

                                                              PAGE

THE TRUST                                                      3

INVESTMENT STRATEGIES AND RISKS                                3

INVESTMENT LIMITATIONS                                        31

DESCRIPTION OF SECURITIES RATINGS                             45

MANAGEMENT OF THE TRUST                                       45

OFFICERS AND TRUSTEES                                         46

SUBSTANTIAL SHAREHOLDERS                                      50

OWNERSHIP BY CERTAIN BENEFICIAL OWNERS                        50

CUSTODIAN                                                     50

DIVIDENDS                                                     50

TAX STATUS                                                    50

NET ASSET VALUES                                              51

PERFORMANCE DATA                                              51

LEGAL COUNSEL AND INDEPENDENT AUDITORS                        53

INVESTMENT ADVISORY AGREEMENT                                 53

PORTFOLIO TRANSACTIONS                                        57

FINANCIAL STATEMENTS                                          58

APPENDIX                                                      59


                                    THE TRUST

History

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated July 9, 1987 (the "Declaration of Trust"). The Trust changed its name from "Van Kampen Merritt Series Trust" to its current name on May 1, 1996.

Classification

The Trust is an open-end, management investment company. It is divided into different series, each of which has its own assets, investment objectives and policies. Each is managed separately, using distinct strategies appropriate to its objectives and policies. The Trust currently has seventeen Portfolios. The Trust may authorize additional Portfolios in the future. The Trust cannot change its classification as an open-end, management investment company without the consent of a majority of its shareholders. A Portfolio that is currently diversified cannot change to nondiversified without the approval of a majority of the shareholders of that Portfolio.

Shareholder Liability

Under Massachusetts law, shareholders of a trust may be held personally liable as partners for the obligations of the trust under certain circumstances. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

                         INVESTMENT STRATEGIES AND RISKS

Summary

The prospectus for the Trust describes the principal strategies of each of the Portfolios and the risks of those strategies. This Section describes the strategies that are not principal strategies for the Portfolios, but which the Sub-Advisers may use in managing a Portfolio and the risks of those strategies. Some of these strategies could affect the return of the Portfolio. Additional information on certain Portfolios is also provided.

ADDITIONAL INFORMATION - PORTFOLIOS MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

     QUALITY BOND PORTFOLIO. The Quality Bond Portfolio is designed to be an economical and convenient means of making substantial investments in a domestic and foreign issuer, subject to certain quality and other restrictions. See "Quality and Diversification Requirements. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to conserve the value of its investments to the extent consistent with its objective.

     The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

INVESTMENT PROCESS

     Duration/yield curve management: The Sub-Adviser's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors the Sub-Adviser studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, the Sub-Adviser forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. The Sub-Adviser typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

     Sector allocations: Sector allocations are driven by the Sub-Adviser's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, the Sub-Adviser utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. The Sub-Adviser then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

     Security selection: Securities are selected by the portfolio manager, with substantial input from the Sub-Adviser's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, the Sub-Adviser's applied research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by the Sub-Adviser's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

     SELECT EQUITY PORTFOLIO AND LARGE CAP STOCK PORTFOLIO. The investment objective of each Portfolio is long-term growth of capital and income.

     In normal circumstances, at least 65% of each Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations (collectively, "Equity Securities"). Each Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

INVESTMENT PROCESS

     Research: The Sub-Adviser's domestic equity analysts, each an industry specialist, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for each Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with the Sub-Adviser's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

    Valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. The specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will be corrected within a reasonable time frame and the magnitude of the risks versus the rewards. Portfolio sector weightings are held close to those of the S&P 500 Index, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's risk control strategy. A dedicated trading desk handles all transactions for the Portfolio.

     SMALL CAP STOCK PORTFOLIO. This Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies.

     The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2000 Index, which is composed of 2000 common stocks of U.S. companies with market capitalizations ranging between $100 million and $2 billion.

INVESTMENT PROCESS

     Research: The Sub-Adviser's domestic equity analysts -- each an industry specialist -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of approximately 600 names. Because the Sub-Adviser's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

     Valuation: The analysts' forecasts are converted into comparable expected returns by the Sub-Adviser's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

     Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings: the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile because its price has risen or its fundamentals have deteriorated -- it generally becomes a sale candidate. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index, the Portfolio's benchmark, reflecting the Sub-Adviser's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of the Sub-Adviser's investment strategy.

     INTERNATIONAL EQUITY PORTFOLIO. This Portfolio is designed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). The Portfolio's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations.

     The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

INVESTMENT PROCESS

     Country allocation: The Sub-Adviser's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, the Sub-Adviser calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation
- - -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, the Sub-Adviser analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. The Sub-Adviser places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

     Stock selection: The Sub-Adviser's international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the top third of the rankings, and to keep sector weightings close to those of the EAFE Index, the Portfolio's benchmark. Once a stock falls into the bottom third of the rankings, it generally becomes a sales candidate. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

     Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Portfolio's return. The Sub-Adviser's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, the Sub-Adviser's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

     EMERGING MARKETS EQUITY PORTFOLIO. This Portfolio is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets.

     The Portfolio seeks to achieve its investment objective by investing primarily in equity securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

INVESTMENT PROCESS

     Country allocation: The Sub-Adviser's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. The Sub-Adviser then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Portfolio's benchmark, the MSCI Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, the Sub-Adviser places limits on the total size of the Portfolio's country over- and under-weightings.

     Stock selection: The Sub-Adviser's 12 emerging market equity analysts-- each an industry specialist--monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of the Sub-Adviser's rankings.

MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, each Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "Quality and Diversification Requirements."

     U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligations for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

     STRIPPED U.S. GOVERNMENT OBLIGATIONS. As described in the Prospectus and subject to their respective investment policies, certain Portfolios may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"). Certain Portfolios may also acquire U.S.
Government obligations and their unmatured interest coupons that have been stripped by a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

     The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners.

     The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

     For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to their respective investment limitations, certain Portfolios may purchase variable and floating rate obligations. The Sub-Advisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

     BANK OBLIGATIONS. Each of the Portfolios, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which (for those Portfolios managed by J.P. Morgan Investment Management Inc. except the International Equity Portfolio) have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees) with respect to the Portfolios managed by J.P. Morgan Investment Management Inc. See "Foreign Investments." Bank instruments may include
Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits. ECDs are issued by foreign branches of U.S. or foreign banks. Yankee CDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks. Canadian Time Deposits are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States. The Portfolios will not invest in obligations for which J.P. Morgan Investment Management Inc., or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The monies loaned to the borrower come from accounts managed by a Sub-Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser, or its affiliates, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligations on demand which is continuously monitored by the Sub-Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Sub-Adviser to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

     REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees of the Trust. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolios invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Portfolio may be delayed or limited.

     Each of the Portfolios may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the prospectus or this Statement of Additional Information.

CORPORATE BONDS AND OTHER DEBT SECURITIES

     As discussed in the Prospectus, certain of the Portfolios may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the prospectus and below. See "Quality and
Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs).

Certain Portfolios may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities, such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass- through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Generally speaking, the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Portfolio receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayments for the other tranches. Prepayments may result in a capital loss to a Portfolio to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Portfolio, which would be taxed as ordinary income when distributed to the shareholders.

EQUITY INVESTMENTS

     As discussed in the prospectus, certain of the Portfolios invest primarily in Equity Securities. The Equity Securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the prospectus and below. See "Quality and Diversification Requirements."

     EQUITY SECURITIES. The Equity Securities in which these Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which these Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

RIGHTS AND WARRANTS

     Certain of the Portfolios may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FOREIGN INVESTMENTS

     Each of the Portfolios may invest in foreign securities. The International Equity Portfolio and the Emerging Markets Equity Portfolio make substantial investments in foreign countries. The Quality Bond, Select Equity, Large Cap Stock and Small Cap Stock Portfolios may invest in certain foreign securities. The Quality Bond Portfolio may invest in U.S. and non-U.S. dollar-denominated fixed income securities of foreign issuers including in countries with emerging economies or securities markets. The Select Equity and Large Cap Stock Portfolios may invest in equity securities of foreign corporations listed on a U.S. securities exchange. The Small Cap Stock Portfolio may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio and the Small Cap Stock Portfolio do not expect to invest more than 25%, 5%, 5%, and 5%, respectively, of their total assets at the time of purchase in securities of foreign issuers. In the case of the Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). (See "ADRs and EDRs", below.) Foreign investments may also include ECDs, ETDs, Yankee CDs, Canadian Commercial Paper and Europaper.

Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Portfolios may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Portfolios' currency exposure related to foreign investments.

Different risks may exist for ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information.

Brady Bonds

Certain Portfolios may invest in Brady bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

Investing in Emerging Markets

Certain Portfolios may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

Certain Portfolios may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

Restrictions on Investment and Repatriation

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio.

CONVERSION TO THE EURO

Like other mutual funds, the Trust could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

The Trust is taking steps to ensure that the systems used by the Trust's major service providers are compliant with Euro issues.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt Trust operations and investments if problems arise, has been adequately addressed until the conversion is complete.

ADRs AND EDRs

     Certain Portfolios may invest their assets in securities such as ADRs and EDRs, which are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. Such risks include political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain on the Trust's records a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% (except for the Quality Bond Portfolio) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the Quality Bond Portfolio which may be invested in when-issued commitments.

     SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies may be acquired by each of the Portfolios to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio.

     REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act it is also considered as a borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain on the Trust's records a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. Certain of the Portfolios of the Trust may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

REAL ESTATE INVESTMENT TRUSTS

Certain Portfolios may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. These risks may be mitigated by selecting real estate investment trusts diversified by sector (shopping malls, apartments building complexes, and health care facilities) and geographic location.

QUALITY AND DIVERSIFICATION REQUIREMENTS

     Each of the Portfolios intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Portfolios is subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     QUALITY BOND PORTFOLIO. The Quality Bond Portfolio invests principally in a diversified portfolio of "high grade" and "investment grade" securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. The Quality Bond Portfolio may also invest up to 5% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Sub-Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion.

     CONVERTIBLE AND OTHER DEBT SECURITIES. Certain of the Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must berated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Sub-Adviser's opinion.

     In determining suitability of investment in a particular unrated security, the Sub-Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

GNMA CERTIFICATES

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     NATURE  OF  GNMA  CERTIFICATES.   GNMA  Certificates  are   mortgage-backed
securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which a Portfolio purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Portfolio will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee. The net asset value and return of the Portfolio will, however, fluctuate depending on market conditions and other factors.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Administration are normally used as an indicator of the expected average life of GNMA Certificates.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FNMA AND FHLMC CERTIFICATES. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

LOWER GRADE SECURITIES

     Certain of the Portfolios may invest in lower-grade income securities. (The Bond Debenture Portfolio may invest a substantial portion of its assets in medium and lower grade corporate debt securities entailing certain risks.) Such lower grade securities are rated BB or B by S&P or Ba or B by Moody's and are commonly referred to as "junk bonds." Investment in such securities involves special risks, as described herein. Liquidity relates to the ability of the Portfolio to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade securities is considered generally to be less liquid than the market for investment grade securities. The relative illiquidity of some of the Portfolio's portfolio securities may adversely affect the ability of the Portfolio to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Sub-Adviser's judgment. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

     The Portfolio's net asset value will change with changes in the value of its portfolio securities. Because the Portfolio will invest in fixed income securities, the Portfolio's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty.

     The Portfolio's investments are valued pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Portfolio may invest, during periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Portfolio's portfolio, the valuation of such securities becomes more difficult and judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. To the extent that the Portfolio invests in illiquid securities and securities which are restricted as to resale, the Portfolio may incur additional risks and costs. Illiquid and certain restricted securities are particularly difficult to dispose of.

     Lower grade securities generally involve greater credit risk than higher grade securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade securities in the Portfolio's portfolio and thus the Portfolio's net asset value. The secondary market prices of lower grade securities are less sensitive to changes in interest rates than are those for higher rated securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade securities.

     Yields on the Portfolio's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade securities in the Portfolio's portfolio and thus in the net asset value of the Portfolio. Net asset value and market value may be volatile due to the Portfolio's investment in lower grade and less liquid securities. Volatility may be greater during periods of general economic uncertainty. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate.

     A Portfolio will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Sub-Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating fixed-income securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Sub-Adviser continuously monitors the issuers of such securities held in the Portfolio's portfolio. The Portfolio may, if deemed appropriate by the Sub-Adviser, retain a security whose rating has been downgraded below B by S&P or below B by Moody's, or whose rating has been withdrawn.

     With respect to Portfolios which may invest in these unrated income securities, achievement by the Portfolio of its investment objective may be more dependent upon the Sub-Adviser's investment analysis than would be the case if the Portfolio were investing exclusively in rated securities.

STRATEGIC TRANSACTIONS

     As described in the Prospectus, certain Portfolios of the Trust may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to manage the effective maturity or duration of a Portfolio's income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions" or "Derivatives"). Strategic Transactions are hedging transactions which may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

     Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all.

     Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by a Portfolio from its Strategic Transactions will generally be taxable income of the Trust. See "Tax Status" in the Prospectus.

     GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. As described in the Prospectus, certain Portfolios of the Trust are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolios expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investors Service, Inc. or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO").

     If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.

     A Portfolio may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and or securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold. In selling calls on securities not owned by the Portfolio, the Portfolio may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligations with respect to the call.

     A Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

     General Characteristics of Futures. Certain Portfolios of the Trust may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency, equity or income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by a Portfolio, as purchaser, to take delivery from the seller of the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

     The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and, in particular, with the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

     A Portfolio will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     Options on Securities Indices and Other Financial Indices. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     Currency Transactions. Certain Portfolios of the Trust may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Adviser.

     Dealings by the Portfolios in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to cross hedging and proxy hedging as described below.

     A Portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. For example, if the Sub-Adviser considers the Austrian schilling as being linked to the German deutschemark (the "D-mark") and the Trust holds securities denominated in schillings and the Sub-Adviser believes that the value of schillings will decline against the U.S. dollar, the Sub-Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

     Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Combined Transactions. Certain Portfolios of the Trust may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interest of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which certain Portfolios may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolios expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Portfolios may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cashflows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Sub-Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Sub-Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     EURODOLLAR   INSTRUMENTS.   Certain   Portfolios  of  the  Trust  may  make
investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and income instruments are linked.

     RISKS OF STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantee, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Portfolio segregate liquid high-grade assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade debt securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolio to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires the Portfolio to segregate liquid, high-grade assets equal to the exercise price.

     Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid high-grade assets equal to the amount of the Portfolio's obligation.

     OTC options entered into by a Portfolio, including those on securities, currencies, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery or with an election of either physical delivery or cash settlement, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Portfolio must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt securities or other acceptable assets.

     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if the Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. However, if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Trust's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                             INVESTMENT LIMITATIONS

     The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present or represented by proxy and (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Where an investment restriction or policy restricts it to a specified percentage of its total assets in any type of instrument, that percentage is measured at the time of purchase. Except as noted hereunder, there will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

QUALITY BOND PORTFOLIO

     The Quality Bond Portfolio of the Trust may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's's hedging activities are not deemed to be a pledge of assets;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Portfolio's hedging activities, unless at all times when a short position is open the Portfolio owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8.  Issue  any  senior   security,   except  as   appropriate  to  evidence
indebtedness which constitutes a senior security and which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1 and except that the Portfolio may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreement, shall not exceed one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

     9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

     10. Act as an underwriter of securities.

SELECT EQUITY, LARGE CAP STOCK AND SMALL CAP STOCK PORTFOLIOS

     Each of the Select Equity, Large Cap Stock and Small Cap Stock Portfolios may not:

     1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Portfolio's hedging activities are not deemed to be a pledge of assets;

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

     5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Portfolio's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Portfolio may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Portfolio's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities;

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 2. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

     11. Purchase any equity security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio may not:

     1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Portfolio's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Portfolio's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Portfolio's total assets. The Portfolio will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Portfolio's net assets at the time of such borrowing;

     2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Portfolio's total assets;

     3. Purchase the securities of an issuer if, immediately after such purchase, the Portfolio owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of the Portfolio's total assets;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

     5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Portfolio's investment objective and policies, see "Investment Practices" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Portfolio's interests in hedging and foreign exchange activities as described under "Investment Practices" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Portfolio may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

     9. Act as an underwriter of securities, except insofar as the Portfolio may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

     10. Issue any senior security, except as appropriate to evidence indebtedness which the Portfolio is permitted to incur pursuant to Investment Restriction No. 1. The Portfolio's arrangements in connection with its hedging activities as described in "Investment Practices" in the Prospectus shall not be considered senior securities for purposes hereof.

EMERGING MARKETS EQUITY PORTFOLIO

     The Emerging Markets Equity Portfolio may not:

     1. Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     2. Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed)less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

     3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940 Act);

     4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

     5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

     6. Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

     7. Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act; and

     8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

BOND DEBENTURE PORTFOLIO

     The Bond Debenture Portfolio of the Trust may not:

     1. Sell short or buy on margin, although it may obtain short-term credit as needed to clear purchases of securities;

     2. Buy or sell put or call options, although it may buy, hold or sell warrants acquired with debt securities;

     3. Borrow in excess of 5% of the Portfolio's gross assets taken at cost or market value whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes;

     4. Act as an underwriter of securities issued by others, except where it may be deemed to be an underwriter by selling a portfolio security requiring registration under the Securities Act of 1933;

     5. Invest knowingly more than 15% of its gross assets in illiquid securities;

     6. Make loans, except for (a) time or demand deposits with banks, (b) purchasing commercial paper or publicly-offered debt securities at original issue or otherwise, (c) short-term repurchase agreements with sellers of securities the Portfolio has bought and (d) loans of portfolio securities to registered broker-dealers if 100% secured by cash or cash equivalents, made in full compliance with applicable regulations and which, in management's opinion, do not expose the Portfolio to significant risks or impair its qualification for pass-through tax treatment under the Internal Revenue Code;

     7. Pledge, mortgage, or hypothecate its assets;

     8. Buy or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or oil, gas or other mineral leases, or commodities, or commodity contracts although it may buy securities of companies that deal in such interests (however, the Portfolio may hold and sell any of the aforementioned or any other property acquired through ownership of other securities, although the Portfolio may not purchase securities for the purpose of acquiring those interests);

     9. Buy securities issued by any other open-end investment company (except pursuant to a plan of merger, consolidation or acquisition of assets), although it may invest up to 5% of its gross assets, taken at market value at the time of investment, in closed-end investment companies, provided such purchase is made in the open market and does not involve the payment of a fee or commission greater than the customary broker's commission;

     10. Invest more than 5% of its gross assets, taken at market value at the time of investment in securities of companies with less than three years' continuous operation, including predecessor companies;

     11. With respect to 75% of its gross assets, buy the securities of any issuer if the purchase causes it (a) to have more than 5% of its gross assets invested in the securities of such issuer (except obligations of the United States, its agencies or instrumentalities) or (b) to own more than 10% of the outstanding voting securities of such issuer;

     12. Hold securities of any issuer, any of whose officers, directors or security holders is an officer, director or partner of the Adviser or Sub-Adviser or an officer or director of the Portfolio, if after the purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the securities of such issuer and such persons together own beneficially more than 5% of such securities;

     13. Concentrate its investments in a particular industry, though, if it is deemed appropriate to its investment objective, up to 25% of the market value of its gross assets at the time of investment may be invested in any one industry classification used for investment purposes;

     14. Buy from or sell to any of the Trust's directors, employees, or the Investment Adviser or Sub-Adviser or any of its officers, directors, partners or employees, any securities other than shares of the Portfolio's common stock; or

     15. Invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

     With respect to investment restriction 5. above, securities subject to legal or contractual restrictions on resale, which are determined by the Board of Trustees, or by the Sub-Adviser pursuant to delegated authority, to be liquid are considered liquid securities.

GROWTH & INCOME EQUITY, BALANCED AND EQUITY INCOME PORTFOLIOS

     The Growth & Income Equity, Balanced and Equity Income Portfolios of the Trust may not:

     1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Trust, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

     2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, however, (a) with respect to each Portfolio, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and with respect to the Equity Income Portfolio only, securities issued by domestic banks, thrifts or savings institutions; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

     3. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Statement of Additional Information are not subject to this limitation.

     4. Make loans, except that each Portfolio may purchase or hold debt instruments, lend portfolio securities, enter into repurchase agreements and make other investments in accordance with its investment objective and policies.

     5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

     6. Make investments for the purpose of exercising control or management.

     7. Purchase or sell real estate, provided that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

     8. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each of the Balanced Portfolio and the Equity Income Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may invest in futures contracts and related options in accordance with their respective investment activities and policies.

     10. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

     The Lord Abbett Growth and Income Portfolio may not:

     1. sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

     2. buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

     3. borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Portfolio's investment is deemed to be inconvenient or disadvantageous);

     4. lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Portfolio deems such loans not to expose the Portfolio to significant risk (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 5% of a Portfolio's assets);

     5. pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;

     6. buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

     7. invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation;

     8. buy securities if the purchase would then cause a Portfolio to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

     9. buy voting securities if the purchase would then cause a Portfolio to own more than 10% of the outstanding voting stock of any one issuer;

     10. own securities in a company when any of its officers, directors or security holders is an officer or Trustee of the Trust or an officer, director or partner of the investment adviser or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

     11. concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes; or

     12. buy securities from or sell them to the Trust's officers, directors, or employees, or to the investment adviser or sub-adviser or to their partners, directors and employees.

LARGE CAP RESEARCH, DEVELOPING GROWTH AND MID-CAP VALUE PORTFOLIOS

     The Large Cap Research, Developing Growth and Mid-Cap Value Portfolios may not:

     1. borrow money, except that (i) the Portfolio may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Portfolio may purchase securities on margin to the extent permitted by applicable law;

     2. pledge its assets (other than to secure borrowings, or to the extent permitted by the Portfolio's investment policies as permitted by applicable law);

     3. engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     4. make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     5. buy or sell real estate (except that the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent the Portfolio may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act, as, for example, with futures contracts);

     6. with respect to 75% of the gross assets of the Portfolio, buy securities of one issuer representing more than (i) 5% of the Portfolio's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     7. invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     8. issue senior securities to the extent such issuance would violate applicable laws.

RIGGS STOCK, RIGGS SMALL COMPANY STOCK AND RIGGS U.S. GOVERNMENT SECURITIES PORTFOLIOS

     1. The Portfolios will not issue senior securities except that a Portfolio may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Portfolio may enter into futures contracts. The Portfolios will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Portfolio by enabling a Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Portfolio will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

     2. The Portfolios will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. The Portfolios will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases the Portfolios may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

     4. The Portfolios will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Portfolio from purchasing or holding U.S. government obligations, money market instruments, variable amount demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Portfolio's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     5. The Portfolios will not invest more than 10% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees.

     6. The Portfolios will not invest in commodities, except to the extent that they may engage in transactions involving futures contracts or options on futures contracts.

     7. The Portfolios will not purchase or sell real estate, including limited partnership interests, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     8. With respect to 75% of the value of its respective total assets, each Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. No Portfolio will acquire more than 10% of the outstanding voting securities of any one issuer.

     9. A Portfolio will not invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities).

     10. A Portfolio will not underwrite any issue of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Except with respect to the Portfolios' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of their policies and limitations, the Portfolios consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

NON-FUNDAMENTAL INVESTMENT LIMITATIONS

The investment limitations described below are not fundamental policies of the Portfolios described and may be changed by the Trustees without shareholder approval.

NON-FUNDAMENTAL  INVESTMENT LIMITATIONS - QUALITY BOND PORTFOLIO,  SELECT EQUITY
PORTFOLIO,   LARGE  CAP  STOCK   PORTFOLIO,   SMALL  CAP  STOCK   PORTFOLIO  AND
INTERNATIONAL EQUITY PORTFOLIO

These non-fundamental investment policies require that each such Portfolio may not:

     (i) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;

     (ii) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;

     (iii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws; or

     (iv) Purchase or retain securities of any issuer if, to the knowledge of the Portfolio, any of the Portfolio's officers or Trustees or any officer of the Advisor individually owns more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially own more than 5% of such securities, all taken at market.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio may not:

     (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;

     (ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in investments that are illiquid;

     (iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or

     (iv) Purchase securities on margin, but the Portfolio may obtain such short term credits as may be necessary for the clearance of transactions.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - LARGE CAP RESEARCH, DEVELOPING GROWTH AND MID-CAP VALUE PORTFOLIOS

     Each Portfolio may not:

     1. borrow in excess of 5% of its gross assets taken at cost or market value, whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes;

     2. make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     3. invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Trustees;

     4. invest in the securities of other investment companies as defined in the 1940 Act except as permitted by applicable law;

     5. invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of the Portfolio's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     6. hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or Trustees of the Trust or by one or more partners or members of the Trust's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     7. invest in warrants if, at the time of the acquisition, its investment in warrants, value at the lower of cost or market, would exceed 5% of the Portfolio's total assets (included within such limitation, but not to exceed 2% of the Portfolio's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

     8. invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     9. write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Portfolio's prospectus and statement of additional information, as they may be amended from time to time; or

     10. buy from or sell to any of its officers, Trustees, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Portfolio's common stock.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS - RIGGS STOCK, RIGGS SMALL COMPANY STOCK AND RIGGS U.S. GOVERNMENT SECURITIES PORTFOLIOS

     1. The Portfolios will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options and certain restricted securities not determined by the Trustees to be liquid.

     2. Unless permitted by order of the Securities and Exchange Commission, the Portfolios will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, and will not invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. The Portfolios will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

     3. A Portfolio will not enter into transactions for the purpose of engaging in arbitrage.

     4. A Portfolio will not purchase securities of a company for the purpose of exercising control or management.

     5. The Riggs U.S. Government Securities Portfolio will not invest in warrants. The Riggs Stock and Riggs Small Company Stock Portfolios may not invest more than 5% of their respective net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolios in units with or attached to securities may be deemed to be without value.

                        DESCRIPTION OF SECURITIES RATINGS

A description of the securities ratings is contained in the Appendix to the Statement of Additional Information.

                             MANAGEMENT OF THE TRUST

Responsibilities of Trustees

The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust and the Portfolios. In carrying out their duties, the Trustees follow the provisions of the Investment Company Act of 1940, the General Laws of the Commonwealth of Massachusetts governing business trusts, the Declaration of Trust of the Trust and its Bylaws. The Trustees approve contracts with the investment adviser, custodians and other service providers on behalf of the Portfolios. The Trustees also set broad policies for the management of the assets of each Portfolio, including the pricing of securities owned by the Portfolios and the policies governing investments by the Portfolios.


                              OFFICERS AND TRUSTEES

MANAGEMENT OF THE TRUST

                                                                         Principal Occupation During Past Five

                                        Position(s) Held                 Years (and Positions held with Affiliated
Name, Address and Age                   with Registrant                  Persons or Principal Underwriters of the Registrant)
- - ---------------------                   ---------------                  ----------------------------------------------------
Lorry J.  Stensrud*                     President and Chief              President of Cova Financial Services Life
One Tower Lane, Suite 3000              Executive Officer                Insurance Company ("Cova Life") since
Oakbrook Terrace, IL 60181-                                              June, 1995; prior thereto, Executive Vice
4644                                                                     President of Cova
Age: 50

William C.  Mair*                       Vice President,                  Vice President and Controller of Cova Life;
One Tower Lane, Suite 3000              Treasurer, Controller,           Vice President, Treasurer and Controller of
Oakbrook, Terrace IL 60181-             Chief Financial Officer,         Cova Investment Advisory Corporation
4644                                    Chief Accounting Officer
Age: 58                                 and Trustee

Stephen M.  Alderman                    Trustee                          Partner in the law firm of Garfield & Merel
211 West Wacker Drive
Chicago, IL 60606

Age: 40

Theodore A.  Myers                      Trustee                          Senior Financial Advisor; formerly Chief
550 Washington Avenue                                                    Financial Officer of Qualitech Steel
Glencoe, IL 60022                                                        Corporation, 1990-1994; Director of 34 Van
Age: 69                                                                  Kampen American Capital Mutual Funds;
                                                                         member of Arthur Andersen C.F.O.
                                                                         Advisory Committee.

Deborah A.  Vohasek                     Trustee                          Principal, Vohasek Oetjen Marketing
7752 W.  Lake Street
Morton Grove, IL 60053
Age: 36

R.  Kevin Williams                      Trustee                          Partner in the law firm of O'Donnell, Byrne &
20 North Wacker Drive                                                    Williams from June 1993 through the
Chicago, IL 60606                                                        present
Age: 46

William H. Wilton                       Vice President                   Vice President & Actuary of Cova Life; prior
One Tower Lane, Suite 3000                                               to October, 1992, Associate Actuary,
Oakbrook Terrace, IL 60181-                                              Allstate Life Insurance Co., Northbrook, IL
4644
Age: 39

Bernard J. Spaulding                    Secretary                        Senior Vice President and General Counsel of
One Tower Lane, Suite 3000                                               Cova since March, 1999; Secretary of Cova since
Oakbrook Terrace, IL 60181-                                              July 1, 1999; prior thereto, President of Delta
4644                                                                     Holdings
Age: 56


* Interested person of the Trust within the meaning of the 1940 Act.


COMMITTEES

The Board has established two committees. The committees, their members and the responsibilities of the committees are as follows:

PRICING COMMITTEE. The Pricing Committee has the responsibility of overseeing the determination of the net asset value of the Portfolios and the calculation of the value of any debt instrument, share of stock, or other Portfolio security or asset. The members are as follows:

                                   Drew Ahrens

                                  William Flory

                                  Terri Tanaka

AUDIT COMMITTEE. The Audit Committee makes recommendations to the Board concerning the selection of the Trust's independent auditors and reviews with such auditors the scope and results of the Trust's annual audit. The members are as follows:

                               Stephen M. Alderman

                                Theodore A. Myers

                               Deborah A. Vohasek

                                R. Kevin Williams

COMPENSATION OF MANAGEMENT

     Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives an annual fee of $10,000 and an additional fee of $1,000 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $1,000 fee for attendance of any committee meeting that is held on a day on which no Board meeting is held.

The table below describes the compensation paid by the Trust during the past fiscal year to each of the Trustees who is a not an interested person of the Trust. None of the officers and no Trustee who is an interested person of the Trust received compensation from the Trust during the past fiscal year.


                               COMPENSATION TABLE

(1)                                   (2)                      (3)                     (4)                      (5)
                                                                                                                Total

                                                               Pension or                                       Compensation
                                                                Retirement             Estimated                From Registrant
                                      Aggregate                Benefits Accrued        Annual                   and Fund
                                      Compensation             As Part of Fund         Benefits Upon            Complex Paid to
Name of Person, Position              From Registrant          Expenses                Retirement               Trustees
- - ------------------------              ---------------          --------                ----------               --------
William C.  Mair,                     N/A                      N/A                     N/A                      N/A
Vice President, Treasurer,
Controller, Chief Financial
Officer, Chief Accounting
Officer and Trustee

Stephen M.  Alderman,                 $15,000                  N/A                     N/A                      $15,000
Trustee

Theodore A.  Myers,                   $15,000                  N/A                     N/A                      $15,000
Trustee

Deborah A.  Vohasek,                  $15,000                  N/A                     N/A                      $15,000
Trustee

R.  Kevin Williams,                   $15,000                  N/A                     N/A                      $15,000
Trustee

                            SUBSTANTIAL SHAREHOLDERS

     Shares of the Trust are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies ("Variable Contracts") issued by Cova Financial Services Life Insurance Company and/or its affiliated insurance companies. On March 31, 2000, Cova Variable Annuity Account One, Cova Variable Life Account One and Cova Variable Life Account Eight, separate accounts of Cova Financial Services Life Insurance Company; Cova Variable Annuity Account Five and Cova Variable Life Account Five, separate accounts of Cova Financial Life Insurance Company; and First Cova Variable Annuity Account One, a separate account of First Cova Life Insurance Company, together were known to the Board of Trustees and the management of the Trust to own of record 99.71% of the Trust's shares.

                     OWNERSHIP BY CERTAIN BENEFICIAL OWNERS

     Cova Life has advised the Trust that as of March 31, 2000, there were no persons owning Variable Contracts which would entitle them to instruct Cova Life with respect to more than 5% of the voting securities of the Trust.

                                    CUSTODIAN

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Trust and has custody of all securities and cash of the Trust. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IBT also provides fund administration and accounting services to the Trust and is the Trust's transfer agent.

                                    DIVIDENDS

All dividends are distributed to the separate accounts and will be automatically reinvested in Trust shares. Dividends and distributions made by the Portfolios are taxable, if at all, to Cova Life; they are not taxable to Variable Contract owners.

                                   TAX STATUS

It is the intention of the Trust to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. If the Trust so qualifies and distributes each year to its shareholders at least 90% of its net investment income in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. Each Portfolio of the Trust distributes all of its net income and gains to its shareholders (the separate accounts). Each Portfolio is treated as a separate entity for Federal income tax purposes and, therefore, the investments and results of the Portfolio are determined separately for purposes of determining whether the Trust qualifies as a "regulated investment company" and for purposes of determining net ordinary income (or loss) and net realized capital gains (or losses).

Some of the Trust's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Trust and affect the holding period of the securities held by the Trust and the character of the gains or losses realized by the Trust. These provisions may also require the Trust to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Trust to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Trust will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

Investments of the Trust in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Trust will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Trust may have to dispose of securities that it would otherwise have continued to hold.

                                NET ASSET VALUES

Portfolio shares are sold and redeemed at a price equal to the share's net asset value. The net asset value of a Portfolio is determined by calculating the total value of the Portfolio's assets, deducting its total liabilities, and dividing the result by the number of shares outstanding. The net asset value for each Portfolio is computed once daily as of the close of the New York Stock Exchange, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Portfolio's investments so that the Portfolio's net asset value per share might be materially affected. The Trust reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

Securities that are listed on a securities exchange are valued at their closing sales price on the day of the valuation. Price valuations for listed securities are based on market quotations where the security is primarily traded or, if not available, are valued at the mean of the bid and asked prices on any valuation date. Unlisted securities in a Portfolio are primarily valued based on their latest quoted bid price or, if not available, are valued by a method determined by the Trustees to accurately reflect fair value. Money market instruments maturing in 60 days or less are valued on the basis of amortized cost, which means that securities are valued at their acquisition cost to reflect a constant amortization rate to maturity of any premium or discount, rather than at current market value.

                                PERFORMANCE DATA

     As required by regulations of the Securities and Exchange Commission, the annualized total return of the Portfolios for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Portfolio over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of a Portfolio, calculated pursuant to the formula:

                                       (n)

                                 P (1 + T) = ERV

Where:

P     =    a hypothetical initial payment of $1,000
T     =    an average annual total return
n     =    the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

From time to time, the investment adviser may reduce its compensation or assume expenses in respect of the operations of a Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase a Portfolio's yield and total return during the period of the waiver or assumption.

Advertisements and other sales literature for the Portfolios may quote total returns which are calculated for periods other than the 1-, 5- and 10-year periods required by the Rules of the Securities and Exchange Commission or may quote returns that do not reflect the deduction of all expenses incurred by a Portfolio. The investment adviser may use these returns in advertising if the investment adviser believes the nonstandard returns are useful. Nonstandard returns are always accompanied by total returns calculated as required by Rules of the Securities and Exchange Commission, which require performance to be calculated for 1-, 5- and 10-year periods with the deduction of all expenses and the assumption that all dividends and distributions are reinvested.

In addition, Portfolio performance may be advertised relative to certain indices and benchmark investments. The composition of the investment in such indices are the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Portfolio's performance figures.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding division of Cova Life's separate account, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisements. Contract owners should consult the Contract prospectus for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut is counsel to the Trust and passes upon the legality of the Trust's shares.

     The independent auditors for the Trust are KPMG LLP, 99 High Street, Boston, Massachusetts 02110.

                          INVESTMENT ADVISORY AGREEMENT

     Cova Investment Advisory Corporation (the "Investment Adviser"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 is an Illinois corporation which was incorporated on August 31, 1993 under the name Oakbrook Investment Advisory Corporation and which is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940.

     The Investment Adviser commenced providing investment advisory services to all Portfolios of the Trust as of May 1, 1996 pursuant to an Investment Advisory Agreement dated April 1, 1996, as amended ("Investment Advisory Agreement"). Prior to this date, Van Kampen American Capital Investment Advisory Corp. had acted as the investment adviser to all Portfolios of the Trust. The Investment Advisory Agreement was most recently approved by the Board of Trustees on November 12, 1999. The Investment Advisory Agreement was most recently approved by the shareholders of each of the Portfolios of the Trust at a Special Meeting of Shareholders held on January 6, 2000.

     As described in the Prospectus, the Investment Adviser has retained Sub-Advisers to assist it in managing the Portfolios. The Sub-Advisory Agreements between the Investment Adviser and each of the Sub-Advisers were approved most recently by the Board of Trustees on November 12, 1999 and by the shareholders of each of the Portfolios of the Trust at a Special Meeting of Shareholders held on January 6, 2000.

     Under the terms of the Investment Advisory Agreement, the Investment Adviser is obligated to (i) manage the investment and reinvestment of the assets of each Portfolio of the Trust in accordance with each Portfolio's investment objective and policies and limitations, or (ii) in the event that the Investment Adviser shall retain a sub-adviser or sub-advisers, to supervise and implement the investment activities of any Portfolio for which any such sub-adviser has been retained, including responsibility for overall management and administrative support including managing, providing for and compensating any sub-advisers; and to administer the Trust's affairs. The Investment Advisory Agreement further provides that the Investment Adviser agrees, among other things, to administer the business affairs of each Portfolio, to furnish offices and necessary facilities and equipment to each Portfolio, to provide administrative services for each Portfolio, to render periodic reports to the Board of Trustees of the Trust with respect to each Portfolio, and to permit any of its officers or employees, or those of any sub-adviser to serve without compensation as trustees or officers of the Portfolio if elected to such positions.

     The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error in judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

     The  Investment   Adviser's  activities  are  subject  to  the  review  and
supervision of the Trust's Trustees to whom the Investment Adviser renders periodic reports of the Trust's investment activities.

     The Investment Advisory Agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

COMPENSATION. The Investment Adviser receives a fee from the Trust for its services as investment adviser as described in the Prospectus.

The Investment Adviser calculates the fee each day that the New York Stock Exchange is open for business based on the net asset value determined for that day. The fee accrues daily and is paid monthly. The Investment Adviser received the following fees from each Portfolio during the past three fiscal years.


Name of

Portfolio                                                     Fiscal Year Ended

                                         1999         1998                  1997

Quality Bond Portfolio                $  505,285    $  165,294            $ 56,257

Small Cap Stock Portfolio             $  687,540    $  596,903            $292,360

Large Cap Stock Portfolio             $1,479,955    $  402,802            $130,631

Select Equity Portfolio               $1,507,688    $1,023,054            $450,572

International Equity Portfolio        $  905,709    $  717,933            $349,944

Bond Debenture Portfolio              $1,210,327    $  647,086            $196,145

Mid-Cap Value Portfolio               $  247,340    $   92,358            $  2,150

Large Cap Research Portfolio          $  241,534    $   61,036            $  1,521

Developing Growth Portfolio           $  203,145    $   67,992            $  1,753

Balanced Portfolio                    $   73,532    $   27,149            $  6,200

Equity Income Portfolio               $   62,362    $   30,163            $  6,707

Growth & Income Equity Portfolio      $  131,419    $   53,799            $  8,283

Lord Abbett Growth & Income Portfolio $5,289,797       N/A                   N/A

Riggs Stock Portfolio                 $      231       N/A                   N/A

Riggs U.S. Government Securities

  Portfolio                           $      368       N/A                   N/A


The Investment Adviser received no advisory fee with respect to the Emerging Markets Equity Portfolio or the Riggs Small Company Stock Portfolio through December 31, 1999 in that these Portfolios had not yet commenced investment operations as of that date.

EXPENSES OF THE TRUST

Although each Portfolio must bear the expenses directly attributable to it, the Portfolios are expected to experience cost savings over the aggregate amount that would be payable if each Portfolio were a separate fund, because they have the same Trustees, accountants, attorneys and other general and administrative expenses. Any expenses which are not directly attributable to a specific
Portfolio are allocated on the basis of the net assets of the respective Portfolios.

For the year ended December 31, 1999, the expenses, taking into account the waivers and expense assumptions, borne by the Bond Debenture Portfolio amounted to $1,371,690 or .85% of its average net assets on an annualized basis; the net expenses borne by the Quality Bond Portfolio amounted to $600,321 or .64% of its average net assets on an annualized basis; the net expenses borne by the International Equity Portfolio amounted to $1,253,973 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Select Equity Portfolio amounted to $1,737,044 or .77% of its average net assets on an annualized basis; the net expenses borne by the Large Cap Stock Portfolio amounted to $1,704,505 or .75% of its average net assets on an annualized basis; the net expenses borne by the Small Cap Stock Portfolio amounted to $847,429 or 1.05% of its average net assets on an annualized basis; the net expenses borne by the Balanced Portfolio amounted to $80,904 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Equity Income Portfolio amounted to $68,615 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Growth & Income Equity Portfolio amounted to $144,592 or 1.10% of its average net assets on an annualized basis; the net expenses borne by the Mid-Cap Value Portfolio amounted to $308,331 or 1.25% of its average net assets on an annualized basis; the net expenses borne by the Large Cap Research Portfolio amounted to $301,679 or 1.25% of its average net assets on an annualized basis; the net expenses borne by the Developing Growth Portfolio amounted to $259,188 or 1.15% of its average net assets on an annualized basis;; the net expenses borne by the Lord Abbett Growth and Income Portfolio amounted to $5,736,259 or .70% of its average net assets on an annualized basis; the net expenses borne by the Riggs Stock Portfolio amounted to $255 or 1.05% of its average net assets on an annualized basis; and the net expenses borne by the Riggs U.S. Government Securities Portfolio amounted to $417 or .85% of its average net assets on an annualized basis.

Cova Life and/or the Adviser and/or the Sub-Adviser(s) may at their discretion, but are not obligated to, assume all or any portion of Trust expenses. For the year ended December 31, 1999, Cova Life and the Adviser together assumed expenses of $59,975, with respect to the Quality Bond Portfolio; $55,853, with respect to the International Equity Portfolio; $21,437 with respect to the Bond Debenture Portfolio; $412, with respect to the Select Equity Portfolio; $21,826, with respect to the Large Cap Stock Portfolio; $32,598, with respect to the
Small Cap Stock Portfolio; $70,427 with respect to the Balanced Portfolio; $70,417 with respect to the Equity Income Portfolio; $64,401 with respect to the Growth & Income Equity Portfolio; $39,659 with respect to the Mid-Cap Value Portfolio; $31,960 with respect to the Large Cap Research Portfolio; $42,877 with respect to the Developing Growth Portfolio; $23,044 with respect to the Riggs Stock Portfolio; and $24,025 with respect to the Riggs U.S. Government Securities Portfolio.

CODE OF ETHICS

To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust, the Adviser and the Sub-Advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute. Employees subject to the Codes of Ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

SUB-ADVISERS

APPOINTMENT. The Investment Adviser has entered into agreements with registered investment advisers to carry out the management of the assets of the Portfolios based on the investment objectives and policies of the Portfolios. The Sub-Advisers are responsible for deciding which securities to purchase and sell for the Portfolios and for placing trades for those securities. The prospectus provides more information about the Sub-Advisers.

COMPENSATION. The Investment Adviser pays the Sub-Advisers fees for their services, as described in the Prospectus, out of the compensation the Investment Adviser receives from each Portfolio.

INVESTMENT DECISIONS

     Investment decisions for the Trust and for the other investment advisory clients of the Sub-Advisers are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of a Sub-Adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of a Sub-Adviser in the interest of achieving the most favorable net results for the Trust.

                             PORTFOLIO TRANSACTIONS

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is currently intended that the Sub-Advisers will place all orders for the purchase and sale of portfolio securities for the Trust and buy and sell securities for the Trust through a substantial number of brokers and dealers. In so doing, the Sub-Advisers will use their best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, the Sub-Advisers, having in mind the Trust's best interests, will consider all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers may receive research, statistical, and quotation services from any broker-dealers with whom they place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Advisers and/or their affiliates in advising various other clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fees paid by the Trust are not reduced because the Sub-Advisers and/or their affiliates may receive such services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Sub-Adviser may cause a Portfolio to pay a broker-dealer who provides brokerage and research services to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction provided that the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised. A Sub-Adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Adviser or the Trustees may adopt from time to time.

COMMISSIONS PAID BY THE PORTFOLIOS. The following are the aggregate amounts of commissions paid by each of the Portfolios for brokerage during the past three fiscal years:


Name of                                                           Fiscal Year Ended
Portfolio

                                              1999              1998               1997



Quality Bond Portfolio                       $   10,634         N/A                 N/A

Small Cap Stock Portfolio                    $  128,288      $ 91,650            $ 69,720

Large Cap Stock Portfolio                    $  174,716      $ 59,636            $ 18,544

Select Equity Portfolio                      $  564,579      $437,251            $174,538

International Equity Portfolio               $  267,666      $255,634            $280,279

Bond Debenture Portfolio                     $    5,341      $  3,461              N/A

Mid-Cap Value Portfolio                      $  109,084      $ 53,000            $  3,986

Large Cap Research Portfolio                 $   54,923      $ 23,532            $  1,399

Developing Growth Portfolio                  $   25,992      $ 15,664            $  1,204

Balanced Portfolio                           $    6,617      $  3,945            $  1,215

Equity Income Portfolio                      $   12,897      $ 10,665            $  2,451



Growth & Income Equity Portfolio             $   16,692      $ 13,871            $  3,580

Lord Abbett Growth and Income Portfolio      $1,325,443      N/A                 N/A

Riggs Stock Portfolio                        $      320      N/A                 N/A

Riggs U.S. Government Securities

  Portfolio                                  N/A             N/A                 N/A

                              FINANCIAL STATEMENTS

The Financial Statements and notes thereto for the year ended December 31, 1999 and the independent auditors' report thereon appear in the Trust's Annual Report for the year ended December 31, 1999, which is incorporated by reference into this Statement of Additional Information. The Trust delivers a copy of the Annual Report to investors. In addition, the Trust will furnish, without charge, additional copies of such Annual Report and copies of the Statement of Additional Information to investors which may be obtained without charge by calling the Life Company at (800) 831-LIFE.

               APPENDIX - DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S CORPORATION. A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

LONG-TERM CORPORATE BONDS.

     AAA - Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC - Debt rated 'BB', 'B', 'CCC', or 'CC' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C - This rating is reserved for income bonds on which no interest is being paid.

     D - Debt rated 'D' is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from 'A' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L - The letter 'L' indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Deposit Insurance Corp.

     [DAGGER] - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

     * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

     NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     MOODY'S INVESTORS SERVICE, INC. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings (as published by Moody's Investors Service, Inc.) follows:

LONG-TERM CORPORATE BONDS.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

COMMERCIAL PAPER RATINGS

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely of payment. They are, however, somewhat more vulnerable to the adverse effects changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C&D These ratings indicate that the issue is either in default or is expected to be in default upon maturity.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

     Issuers  rated  Prime-3  (or  related  supporting   institutions)  have  an
acceptable capacity for repayment of short-term promissory obligations.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+." "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

     "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

     "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     "D" - Securities are in actual or imminent payment default.

     Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

     "A1+" - Obligations supported by the highest capacity for timely repayment.

     "A1" - Obligations are supported by a strong capacity for timely repayment.

     "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     "B"  -  Obligations  for  which  the  capacity  for  timely   repayment  is
susceptible to adverse changes in business, economic or financial conditions.

     "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

     "D" - Obligations which have a high risk of default or which are currently in default.

VARIABLE RATE DEMAND BOND RATINGS

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

NOTES

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assignment:

     - - Amortization schedule (the longer the final maturity relative to other maturities the more likely it will be treated as a note).

     - - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note). Note rating symbols are as follows:

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest.

     SP-3 Speculative capacity to pay principal and interest.

PREFERRED STOCK RATINGS (STANDARD & POOR'S)

     AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA A preferred stock issue rated 'AA' also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated 'AAA'.

     A An issue rated 'A' is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB An issue rated 'BBB' is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB Preferred stock rated 'BB', 'B' and 'CCC' is regarded, on balance, as

     B Predominantly speculative with respect to the issuer's capacity to pay

     CCC preferred stock obligations. 'BB' indicates the lowest degree of speculation and 'CCC' the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC The rating 'CC' is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     C A preferred stock rated 'C' is a non-paying issue.

     D A preferred stock rated 'D' is a non-paying issue with the issuer in default on debt instruments.

     PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     MOODY'S INVESTORS SERVICE, INC. - A brief description of the applicable Moody's Investors Service, Inc. rating symbols with respect to preferred stock and their meanings (as published by Moody's Investors Service, Inc.) follows:

PREFERRED STOCK RATINGS (MOODY'S)

Preferred stock rating symbols and their definitions are as follows:

     aaa: An issue which is rated 'aaa' is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa: An issue which is rated 'aa' is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a: An issue which is rated 'a' is considered to be an upper-medium preferred stock. While risks are judged to be somewhat greater than in the 'aaa' and 'aa' classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa: An issue which is rated 'baa' is considered to be a medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba: An issue which is rated 'ba' is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b: An issue which is rated 'b' generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa: An issue which is rated 'caa' is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca: An issue which is rated 'ca' is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: Beginning May 3, 1982, Moody's began applying numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SECURITY FIRST TRUST

                     T. ROWE PRICE GROWTH AND INCOME SERIES
                          NEUBERGER BERMAN BOND SERIES

                             BLACKROCK EQUITY SERIES

                     BLACKROCK U.S. GOVERNMENT INCOME SERIES

                          11365 West Olympic Boulevard

                          Los Angeles, California 90064

                                 (310) 312-6100

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus of Security First Trust (the "Trust"), dated November 30, 2000, which may be obtained by writing to Security First Trust, 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention: Customer Services or by telephoning (310) 312- 6100 or (800) 283-4536.

The date of this Statement of Additional Information is November 30, 2000.

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                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

The Trust.................................................................   3

Investment Policies and Restrictions......................................   4

Investment Adviser and Other Services.....................................  16

Principal Holders of Securities...........................................  20

Management of the Trust...................................................  21

Brokerage.................................................................  22

Portfolio Turnover........................................................  23

Pricing and Redemption of Securities Being Offered........................  24

Taxation..................................................................  25

Bond Ratings..............................................................  26

Commercial Paper Ratings .................................................  27

Custodian.................................................................  27

Independent Auditors......................................................  28

Federal Registration of Shares............................................  28

Legal Counsel.............................................................  28


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                                    THE TRUST

GENERAL INFORMATION ABOUT THE TRUST

         Security First Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act") as a diversified, open-end investment management company. The Trust was established on February 11, 1987, pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts as a voluntary association known as a "Massachusetts business trust." It operates as a "series company" as that term is used in Rule 18f-2 under the 1940 Act with four series of shares.

         The assets received by the Trust from the issue or sale of the shares of a Series and all income, earnings, profits and proceeds attributable to them, subject only to the rights of creditors, are specifically allocated to that Series and are required to be segregated on the books of account of the Trust. The assets of a Series are also required to be charged with all of the expenses attributable to that Series. Any general expenses of the Trust not readily identifiable as belonging to a particular Series shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

         Each share of a Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to such dividends and distributions out of the income belonging to that Series as are declared by the Board of Trustees. Upon the liquidation of a Series, its shareholders are entitled to share pro rata in the net assets belonging to that Series available for distribution.

         The Declaration of Trust provides that no annual or regular meetings of shareholders are required. In addition, after the Trustees were initially elected by shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the 1940 Act.

         The 1940 Act specifically requires that a shareholder meeting be held for the purpose of electing Trustees if at any time less than a majority of the Trustees has been elected by the shareholders of the Trust. The shareholders also have the power to remove a Trustee by the affirmative vote of the holders of not less than two-thirds of the shares of the Trust outstanding and entitled to vote either by a declaration in writing filed with the custodian or by votes cast in person or by proxy at a meeting called for the purpose of removal. The Trustees will promptly call such a meeting when requested to do so by the record holders of not less than 10 percent of the outstanding shares.

         Ten or more shareholders who have been shareholders for at least six months preceding the date of application and who hold in the aggregate either shares having a net asset value of at least $100,000 or at least 1 percent of the outstanding shares, whichever is less, may apply in writing to the Trustees stating that they wish to communicate with other shareholders to obtain signatures in order to request a meeting to remove a Trustee. This application must be accompanied by the proposed communication and form of the request that they wish to transmit. The Trustees will, within five business days after receipt of such application, either afford to the applicants access to a list of the names and addresses of all shareholders or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         Shares of each Series vote separately as a class on any matter submitted to shareholders except as to voting for Trustees and as otherwise required by the 1940 Act, in which cases the shareholders of all of the Series vote together as one class. In the event that the Trustees determine that a matter affects only the interest of one or more Series, then only the shareholders of the affected Series will be entitled to vote on the matter.

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                      INVESTMENT POLICIES AND RESTRICTIONS

        Certain of the investment policies and restrictions of the Series described below are fundamental policies that may not be changed without the approval of at least a majority of the outstanding shares of a Series or of 67% of the shares of a Series represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Series are represented. Investment policies or restrictions which are not fundamental may be changed without the approval of shareholders.

T. ROWE PRICE GROWTH AND INCOME SERIES

        The following investment policies of the T. Rowe Price Growth and Income Series are fundamental. While the purchase of equity securities will generally be limited to seasoned and readily marketable securities of issuers listed on national securities exchanges, the T. Rowe Price Growth and Income Series may invest in securities not listed on a national exchange but generally such securities will have well-established over-the-counter markets. The fixed income debt instruments in which this Series may invest include: (1) marketable straight debt securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB); (2) securities issued or guaranteed by the United States government or its agencies or instrumentalities; (3) marketable securities issued or guaranteed by the Dominion of Canada, any Province of Canada, or any instrumentality or political subdivision thereof; (4) bank obligations such as certificates of deposit and bankers' acceptances having investment quality and which in the opinion of the Board of Trustees are comparable with debt securities which may be purchased by the Series as described in (1) above;
(5)commercial paper; (6) repurchase agreements; and (7) other debt securities including securities convertible into or carrying warrants to purchase common stock or other equity interests. The T. Rowe Price Growth and Income Series reserves the right to hold cash reserves, and it may do so temporarily as the Board of Trustees deems necessary for defensive or emergency purposes.

INVESTMENT RESTRICTIONS FOR THE T. ROWE PRICE GROWTH AND INCOME SERIES

        As matters of fundamental investment policy, the T. Rowe Price Growth and Income Series may not: (1) purchase any security if, as a result of such purchase, more than 5% of the value of a Series' total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (2) purchase any security if, as a result of such purchase, more than 10% of the outstanding securities of any class of any issuer would be held by a Series (for this purpose, all indebtedness of any issuer shall be deemed a single class), except securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities; (3) purchase any security if, as a result of such purchase, 25% or more of the value of a Series' total assets would be invested in the securities of issuers having their principal business activities in the same industry, except this limitation does not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, or to certificates of deposit or bankers, acceptances; (4) purchase any security if, as a result of such purchase, more than 5% of the value of a Series' total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer or unconditional guarantor of such issuer); (5) purchase securities with legal or

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contractual   restrictions  on  resale  ("restricted   securities")   (excluding
repurchase agreements), except debt securities in private placements within the limits imposed in restriction (11) below pertaining to loans; (6) purchase or sell real estate, except that the Series may invest in the securities of companies whose business involves the purchase or sale of real estate, (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or organization; (8) purchase or sell commodities or commodity contracts; (9) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;
(10) make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance or purchases of portfolio securities, (11) make loans, except that the Series may acquire publicly distributed bonds, debentures, notes and other debt securities and may enter into repurchase agreements; (12) borrow money, except as a temporary measure for extraordinary or emergency purposes and then only from banks in amounts not exceeding the lesser of 10% of a Series' total assets valued at cost or 5% of its total assets valued at market and only if immediately thereafter there is an asset coverage of at least 300%; (13) invest in puts, calls, straddles, spreads, or any combinations thereof: (14) mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (12) and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 10% of its net assets taken at market; (15) underwrite securities issued by other persons; (16) purchase any securities which would cause more than 10% of the value of either of the Series' total assets at the time of such purchase to be invested in warrants: and (17) purchase any security if, as a result of such purchase, more than 10% of the value of the Series' total assets would be invested in foreign securities which are not publicly traded in the United States.

NEUBERGER BERMAN BOND SERIES

        The following investment policies of the Neuberger Berman Bond Series (the "Bond Series") are not fundamental. Under normal circumstances, the Bond Series will invest not less than 65% of its total assets in fixed- income debt instruments, including debt securities issued in private placements. The Series may also invest in residential and commercial real estate mortgages secured by first liens and up to 10% of the value of its total assets in common and preferred stocks. U.S. dollar denominated foreign fixed income debt securities and Canadian government securities may also be purchased. The Series may enter into financial futures contracts or options on financial futures contracts for hedging and non-hedging purposes where such is deemed in the interest of shareholders. The percentage of the Series' assets which may be invested in common and preferred stocks, as opposed to investments in fixed-income instruments, can be expected to vary from time to time in light of changes in business and market conditions, fiscal and monetary policies and underlying security values and shall be limited to securities listed on a national securities exchange or regularly traded on a national or regional basis.

        The fixed income debt instruments in which the Bond Series may invest include: (1) marketable convertible and non-convertible debt securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or comparable unrated securities; (2) marketable convertible and non-convertible debt securities rated at the time of purchase within the grades Ba or B assigned by Moody's or grades BB or B assigned by Standard & Poor's or comparable unrated securities, limited to a maximum of 20% of the value of the Series total net assets; (3) securities issued or guaranteed by the United States government or its agencies or instrumentalities; (4) U.S. dollar denominated marketable foreign securities;
(5) securities issued or guaranteed by the Dominion of Canada, and any Province of Canada, or any instrumentality or political subdivision thereof; (6) bank obligations such as certificates of deposit and bankers' acceptances having investment quality and which in the opinion of the Board of Trustees are comparable with debt securities which may be purchased by the Series as described in (1) above; (7) commercial paper; (8) repurchase agreements; (9) other debt securities including securities convertible into or carrying warrants to purchase common stock or other equity interests; and (10) mortgage-backed securities, as well as residential and commercial real estate mortgages secured by first liens. The Series reserves the right to hold cash reserves, and it may do so temporarily as management deems necessary for defensive or emergency purposes.

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INVESTMENT RESTRICTIONS FOR THE BOND SERIES

        The Bond  Series  has  certain  fundamental  policies  which  may not be changed without shareholder approval. As matters of fundamental investment policy, the Bond Series may not: (1) purchase any security if, as a result of such purchase, more than 5% of the value of the Series' total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the United States Government or its agencies or instrumentalities;
(2) purchase any security if, as a result of such purchase, more than 10% of the outstanding securities of any class of any issuer would be held by the Series (for this purpose, all indebtedness of any issuer shall be deemed a single class), except securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities; (3) purchase any security if, as a result of such purchase, 25% or more of the value of the Series' total assets would be invested in the securities of issuers having their principal business activities in the same industry, except this limitation does not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances; (4) purchase or sell commodities or commodity contracts; (5) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (6) make loans, except that the Series may acquire publicly distributed bonds, debentures, notes and other debt securities and may enter into repurchase agreements; (7) borrow money, except as a temporary measure for extraordinary or emergency purposes and then only from banks in amounts not exceeding the lesser of 10% of the Series' total assets valued at cost or 5% of its total assets valued at market and only if immediately thereafter there is an asset coverage of at least 300%; (8) mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (7) and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 10% of its net assets taken at market; (9) underwrite securities issued by other persons;(10) invest in companies for the purpose of exercising management or control; (11) purchase or retain the securities of any issuer if, to the knowledge of the Trustees, those Trustees or officers of the Trust and of its investment adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities; and (12) issue securities or other obligations senior to shares of the Series.

        The following investment restrictions are not fundamental to the Bond Series. The Bond Series may not: (1) invest more than 5% of its total assets in the securities of companies with less than 3 years of continuous operation unless such securities are guaranteed by the United States, Canada or a foreign government; (2) purchase securities of open-end investment companies and may not purchase the shares of closed-end investment companies except in the open market at normal rates; (3) purchase securities on margin or make short sales unless fully covered; (4) invest more than 15% of its total assets in securities with legal or contractual restrictions on resale ("restricted securities") or otherwise illiquid securities (excluding repurchase agreements maturing in less than 7 days); (5) invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof (excluding options on financial futures contracts); (6) enter into a futures contract or purchase an option on a futures contract for non-hedging purposes if the initial margin deposit and premium would exceed 5% of its total assets; (7) purchase real estate or real estate limited partnerships unless acquired as a result of ownership of securities, except that it may invest in the securities of companies that own or deal in real estate; (8) purchase any securities which would cause more than 2% of the value of the Series' total assets at the time of such purchase to be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market but assigning no value to warrants acquired by the Series in units with or attached to debt securities: (9) invest more than 20% of its total assets in high-yield, high-risk bonds (see discussion below on Certain Risk Factors Relating to High-Yield Bonds); or (10) invest more than 10% of total assets in U.S. dollar denominated foreign securities which are not publicly traded in the United States (see Risks and Considerations Applicable to Investment Securities of Foreign Issuers below).

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CERTAIN RISK FACTORS RELATING TO THE BOND SERIES INVESTMENTS

        HIGH YIELD BONDS. As noted above, the Bond Series may invest up to 20% of its assets in high-yield, high-risk bonds. These bonds present certain risks not normally found in the lower yield investment grade bonds:

        SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issue of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceeding, the Bond Series may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Bond Series' net asset value.

        PAYMENT EXPECTATIONS. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Bond Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Bond Series' assets. If the Bond Series experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which their expenses can be spread and possibly reducing the Bond Series' rate of return.

        LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely the Bond Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

        ILLIQUID SECURITIES. The Bond Series may invest up to 15% of its net assets in restricted or illiquid securities. The term "illiquid securities" for this purpose means securities that the Series may not be able to dispose of within seven days in the ordinary course of business at approximately the amount at which the Bond Series has valued the securities. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933.

        However, not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        The Board of Trustees  is  responsible  for  establishing  policies  and procedures for investments in restricted securities and other illiquid securities, and the Board will monitor compliance with these policies and procedures by investment advisers to the Series.

        RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS. Elements of risk and opportunity which must be recognized and evaluated by the Investment Adviser when investment in foreign issuers are made for the Bond Series include trade imbalances and related economic policies; expropriation or confiscatory taxation; limitation on the removal of funds or other assets, political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of

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governments with respect to possible  nationalization  of their industries;  and other specific local political and economic  considerations.  Foreign  companies
and  foreign   investment   practices  are  generally  not  subject  to  uniform
accounting,   auditing  and  financial  reporting  standards  and  practices  or regulatory requirements comparable to those of U.S. companies. There may be less information publicly available about foreign companies. Additional costs may also be incurred in connection with the Bond Series' investment activities in the area of foreign securities. Foreign brokerage commissions are generally higher than in the United States. Administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances
including   bankruptcy,   ability  to  recover   lost   assets,   expropriation,
nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.

BLACKROCK EQUITY SERIES

        The BlackRock Equity Series (the "Equity Series") invests primarily in the securities of high quality companies, including common stocks, preferred stocks, corporate bonds, notes, warrants and convertible securities.

        Convertible Securities - Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

        The Equity Series will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the sub-adviser's opinion, the investment characteristics of the underlying common shares will assist the Series in achieving its investment objectives. Otherwise, the Series may hold or trade convertible securities. In selecting convertible securities for the Series, the sub-adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the sub-adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

        WARRANTS - Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stocks does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be great than the percentage increase or decrease in the market price of the optioned common stock.

        FUTURES AND OPTIONS TRANSACTIONS - As a means of reducing fluctuations in the net asset value of the Equity Series, the Series may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Equity Series may also write covered call options on portfolio securities to attempt to increase its current income. The Series will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.

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

        FINANCIAL FUTURES CONTRACTS - A futures contract is a firm commitment by two parties; the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of shares of common stocks represented in a particular index.

        PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS - The Series may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

        Generally, if the hedged portfolio securities decrease in value during the term of a put option, the related futures contracts will also decrease in value while the put option will increase in value. In such an event, the Series will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Series upon the sale of the second option will be large enough to offset the decrease in value of the hedged securities.

        Alternatively, the Series may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Series would then deliver the futures contract in return for payment of the strike price. If the Series neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

        Call Options on Financial Futures Contracts - In addition to purchasing put options on futures, the Equity Series may write listed call options on futures contracts to hedge its portfolio. When the Series writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. If stock prices fall, causing the prices of futures to go down, the Series' obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Series' call option position to increase.

        In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Series keeps the premium received for the option. This premium can substantially offset the drop in value of the Series' fixed income or indexed portfolio which is occurring as interest rates rise.

        Prior to the expiration of a call written by the Series, or exercise of it by the buyer, the Series may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Series for the initial option. The net premium income of the Series will then substantially offset the decrease in value of the hedged securities.

        The Series will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Series will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

        RISKS - When the Equity Series uses financial futures and options on financial futures as hedging devices, there is a risk that the process of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Series' portfolio. This may cause the future contract and any related options to react differently than the portfolio securities to market changes. In addition, the Series' sub-adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Series may lose money on the futures contract or option.

        It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the sub-adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Series' ability to establish and close out futures and options positions depends on this secondary market.

        "MARGIN" IN FUTURES TRANSACTIONS - Unlike the purchase or sale of a security, the Series does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Equity Series is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Series to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

        A futures contract held by the Series is valued daily at the official settlement price of the exchange on which it is traded. Each day the Series pays or received cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Series but is instead settlement between the Series and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Series will mark to market its open futures positions. The Series is also required to deposit and maintain margin when it writes call options on futures contracts.

        PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES - The Series may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Series, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

        WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES - The Series may also write covered call options to generate income. As a writer of a call option, the Series has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Series may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

        OVER-THE-COUNTER OPTIONS - The Series may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Series and not traded on an exchange.

        Over-the-counter options are two party contracts with prices and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.

        Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.

        U.S. GOVERNMENT OBLIGATIONS - The types of U.S. government obligations in which the Series may invest are described below under "U.S. Government Income Series".

        COMMERCIAL PAPER - The Series may invest in commercial paper rated at least A-1 by Standard & Poor's Corporation, or Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc., and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper. In the case where commercial paper, CCPs or Europaper has received different ratings from different rating services, such commercial paper, CCPs or Europaper is an acceptable investment so long as at least one rating is one of the preceding high quality ratings and provided the sub-adviser has determined that such investment presents minimal credit risks.

        BANK INSTRUMENTS - The Series may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances (which are not necessarily guaranteed by SIF or SAIF).

        In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptance, the Series may invest in:

        o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

        o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

        o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

        o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposits issued by U.S. branches of foreign banks and held in the United States.

INVESTMENT RISKS

        ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. These factors will be carefully considered by the Equity Series' sub-adviser in selecting investments for the Series.

        WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - These transactions are arrangements in which the Equity Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Series to miss a price or yield considered to be advantageous.

        These transactions are made to secure what is considered to be an advantageous price or yield for the Series. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

        No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Series sufficient to make payment for the securities to be purchased are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

        RESTRICTED AND ILLIQUID SECURITIES - The Series intends to invest in restricted securities. Restricted securities are any securities in which the Series may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Series will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

        The Series may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Series, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Series through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

        The Series believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board of Trustees are liquid. The Series intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the sub-adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because such Section 4(2) commercial paper is liquid, the Series intends to not subject such paper to the limitation applicable to restricted securities.

        The Board of Trustees  is  responsible  for  establishing  policies  and procedures for investments in restricted securities and other illiquid securities, and the Board will monitor compliance with these policies and procedures by investment advisers to the Series.

        REPURCHASE AGREEMENTS - The Series or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Series might be delayed pending court action. The Series believes that under the regular procedures normally in effect for custody of the Series' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Series and allow retention or disposition of such securities. The Series will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

        REVERSE REPURCHASE AGREEMENTS - The Series may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Series transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Series will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Series to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Series will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of the Series, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

        LENDING OF PORTFOLIO SECURITIES - The collateral received when the Equity Series lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series. During the time portfolio securities are on loan, the borrower pays the Series any dividends or interest paid on such securities. Loans are subject to termination at the option of the Series or the borrower. The Series may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

BLACKROCK U.S. GOVERNMENT INCOME SERIES

        The BlackRock U.S. Government Income Series (the "Government Income Series") invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

        U.S. GOVERNMENT OBLIGATIONS - The types of U.S. government obligations in which the Series may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: (1) the full faith and credit of the U.S. Treasury; (2) the issuer's right to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or (4) the credit of the agency or instrumentality issuing the obligations.

        Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Association; and Federal National Mortgage Association.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Privately issued CMOs generally represent an ownership Interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

        ADJUSTABLE RATE MORTGAGE SECURITIES (ARMS) - Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

        While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns.

        WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - These transactions are arrangements in which the U.S. Government Income Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Series to miss a price or yield considered to be advantageous.

        These transactions are made to secure what is considered to be an advantageous price or yield for the Series. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

        No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Series sufficient to make payment for the securities to be purchased are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

        REPURCHASE AGREEMENTS - The Series or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Series might be delayed pending court action. The Series believes that under the regular procedures normally in effect for custody of the Series' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Series and allow retention or disposition of such securities. The Series will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

        REVERSE REPURCHASE AGREEMENTS - The Series may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Series transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Series will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Series to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Series will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Series, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

        LENDING OF PORTFOLIO SECURITIES - The collateral received when the U.S. Government Income Series lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series. During the time portfolio securities are on loan, the borrower pays the Series any dividends or interest paid on such securities. Loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

INVESTMENT RESTRICTIONS FOR THE EQUITY SERIES AND U.S. GOVERNMENT INCOME SERIES

        The investment restrictions of the Series described below are fundamental policies that may not be changed without the approval of at least a majority of the outstanding shares of a Series or of 67% of the shares of a Series represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Series are represented.

        As a matter of fundamental policy, neither Series may: (1) issue senior securities except that the Series may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed (the Series will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Series to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Series will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Series will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements); (2) purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities (the deposit or payment by the Series of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin); (3) mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings (in those cases, it may pledge assets having a value of 15% of its assets taken at cost. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge); (4) lend any of its assets except portfolio securities up to one-third of the value of its total assets (this shall not prevent the Series from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Series' investment objective, policy, and limitations or Declaration of Trust);
(5) purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Equity Series may buy and sell financial futures contracts; (6) purchase or sell real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein; (7) with respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer; (8) acquire more than 10% of the outstanding voting securities of any one issuer; (9) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry; (10) underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations; or (11) purchase restricted securities if immediately thereafter more than 10% of the net assets of the Series, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

        The above limitations cannot be changed without shareholder approval. The following limitations for the Equity and U.S. Government Income Series, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitation becomes effective. Under these limitations, neither Series securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid; (2) invest in other investment companies to the extent of more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general (a Series will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets); (3) invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor; (4) purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities; (5) purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs; (6) in the case of the Equity Series, purchase securities of a company for the purpose of exercising control or management; (7) invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Series in units with or attached to securities may be deemed to be without value); (8) enter into transactions for the purpose of engaging in arbitrage; (9) purchase put options on securities unless the securities are held in the Series' portfolio and not more than 5% of the value of the Series' total assets would be invested in premiums on open put option positions; (10) write call options on securities unless the securities are held in its portfolio or unless the Series is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment, or (11) sell securities short unless (a) it owns, or has right to acquire, an equal amount of such securities, or (b) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. (The segregated amount will not exceed 10% of the Series' net assets. While in a short position, the Series will retain the securities, rights, or segregated assets).

        Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

REPURCHASE AGREEMENTS

        The T. Rowe Price Growth and Income Series and the Bond Series may invest in repurchase agreements. A repurchase agreement is an instrument through which an investor (such as a Series) purchases a security from a bank with an agreement by the seller to repurchase the security at the same price, plus interest at a specified rate. The underlying securities are limited to those which would otherwise qualify for investment by the Series. Repurchase agreements usually have a short duration, often less than one week. As a fundamental investment policy of the T. Rowe Price Growth and Income Series, the Series will not will enter into a repurchase agreement of a duration of more than seven business days if, as a result, more than 10% of the value of the Series' total assets would be so invested. As a non-fundamental policy of the Bond Series, the Series will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days. Neither of the Series will enter into repurchase agreements with securities dealers unless the Series has been advised by legal counsel that such a transaction would not constitute a purchase of an interest in such a dealer under section 12(d)(3) of the Investment Company Act of 1940.

                      INVESTMENT ADVISER AND OTHER SERVICES

         The following sets forth certain additional information concerning Met Investors Advisory Corp. ("Met Investors"), formerly known as Security First Investment Management Corporation ("Security Management"), the investment adviser for the Series; T. Rowe Price Associates, Inc. ("Price Associates"), the sub-adviser to Met Investors for the T. Rowe Price Growth and Income; Neuberger Berman, the sub-advisor to the Bond Series; and BlackRock Financial Management, Inc. ("BlackRock"), the sub-adviser to Security Management for the Equity Series and the U.S. Government Income Series.

MET INVESTORS AND THE ADVISORY AGREEMENTS

         Met Investors serves as the investment adviser to the T. Rowe Price Growth and Income Series and the Bond Series, pursuant to a Master Investment Management and Advisory Agreement dated October 30, 1997 and serves as the investment adviser to the Equity Series and the U.S. Government Income Series pursuant to a Master Investment Management and Advisory Agreement dated March 27, 1998 ("the Advisory Agreements"). Met Investors was incorporated in Delaware on December 6, 1973 and is a wholly-owned subsidiary of Security First Group, Inc., also a Delaware corporation. Met Investors and Security First Group, Inc. maintain their principal places of business at 11365 West Olympic Boulevard, Los Angeles California 90064. The common stock of Security First Group is currently wholly owned by a subsidiary of Metropolitan Life Insurance Company, a New York life insurance company. Met Investors also acts as investment adviser to an affiliated insurance company, Security First Life Insurance Company.

        The Advisory Agreements provide that Met Investors is responsible for supervising and directing the investments of each of the Series in accordance with the investment objectives of each. Pursuant to the Advisory Agreements, Met Investors shall obtain and evaluate information relating to the economy, industries, business, securities markets, and particular issues of securities. In addition, Met Investors agrees to formulate and implement a continuing program for the management of each of the Series' assets, give investment advice and manage the investment and reinvestment of the Series' securities. Met
Investors's obligations include the making and execution of investment decisions, and the placement of orders for the purchase and sale of securities with or through such brokers, dealers or issuers as Security Management may select. Met Investors is also authorized to enter into sub-advisory agreements with third parties for the provision of investment advice to Met Investors relating to each Series' portfolio of securities, investments, cash and other properties.

        Under the Advisory Agreements, the Trust will assume and pay legal and independent accounting and auditing expenses of the Trust, costs related to reports, notices and proxy material, compensation and expense of disinterested trustees, share issuance expenses, expenses of custodians, transfer agents and registrars, brokers' commissions, all taxes and fees payable to governmental agencies, expenses of shareholders' and trustees' meetings and interest expenses. Met Investors will be responsible for paying all expenses and charges not assumed by the Trust.

        The Advisory Agreements provide that Met Investors, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreements, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Agreements.

        For its services to the T. Rowe Price Growth and Income Series and Bond Series, Met Investors receives from the Trust fees computed by using an annual rate of .50% (1/2 of 1%) based on the average daily net assets of each of the Series. Such compensation is accrued daily and payable monthly. For its services to the Equity Series and U.S. Government Income Series, Security Management receives from the Trust fees computed by using an annual rate of 70% and .55%, respectively, of the average daily net assets of the respective Series. Such compensation is accrued daily and payable monthly.

        For the fiscal year ended July 31, 2000, management fees of $1,714,097 ($514,229 after payment of subadvisory fees) were paid by the T. Rowe Price Growth and Income Series to Met Investors.

        During the fiscal year ended July 31, 2000, management fees in the amount of $121,324 ($36,397 after payment of the subadvisory fee) were earned by Met Investors from the Bond Series.

        In regard to the U.S. Government Income Series, for the fiscal year ended July 31, 2000, Met Investors earned advisory fees of $178,490 ($48,679 after payment of subadvisory fees). In regard to the Equity Series, for the fiscal year ended July 31, 2000, Met Investors earned advisory fees of $418,770 ($89,739 after payment of subadvisory fees). Each Advisory Agreement provides that it will remain in effect for an initial term of two years from its initial effective date and will continue in effect from year to year thereafter as to each Series provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of each Series. In either case, renewal of the Advisory Agreement must be approved by a majority of the Trust's independent Trustees. Each Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated as to a particular Series without penalty by either party upon 60 days' prior written notice to the other party, provided that termination by the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the affected Series.

PRICE ASSOCIATES AND THE PRICE SUB-ADVISORY AGREEMENT

        Price Associates serves as sub-adviser to Met Investors with respect to the T. Rowe Price Growth and Income Series pursuant to a Sub-Advisory Agreement (the "Price Sub-Advisory Agreement") dated October 30, 1997. Price Associates is a Maryland corporation which was incorporated in 1947, as the successor to the investment counseling business founded by the late Mr. T. Rowe Price in 1937. Its principal offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. Price Associates and its subsidiaries serve as investment advisers to individual and institutional investors (including mutual funds) with total net assets under supervision of approximately $179.6 billion as of September 30, 2000. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

        Under the Price Sub-Advisory Agreement Price Associates provides investment management services to the T. Rowe Price Growth and Income Series. Price Associates has the discretion to purchase or sell securities on behalf of the Trust in accordance with the Trust's investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Trust and to allocate brokerage or obtain research services. In performing these services, Price Associates must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

        The Price Sub-Advisory Agreement provides that Price Associates, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Price Sub-Advisory Agreement.

        For its services, Price Associates receives a fee from Security Management computed by using an annual rate of .35% based on the average daily net assets of the T. Rowe Price Growth and Income Series. Such compensation is accrued daily and payable monthly.

        For the fiscal year ended July 31, 2000, Price Associates received advisory fees from the T. Rowe Price Growth and Income Series of $1,199,868. For the fiscal year ended July 31, 2000, the ratios of total expenses to average net assets for this Series was .55%.

        The Price Sub-Advisory Agreement provides that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter as to each Series, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of each Series. In either case, renewal of the Price Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Price Sub-Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by a Series of the Trust upon 60 days prior written notice to the other party, provided that termination by a Series of the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series of the Trust.

        No single shareholder owns beneficially more than 10% of the stock of Price Associates.

NEUBERGER BERMAN AND NEUBERGER BERMAN SUB-ADVISORY AGREEMENT

        Neuberger Berman was founded in 1939 to manage assets for high net worth individuals. It is an investment adviser registered as such with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940. It is also registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the New York Stock Exchange. Its offices are located at 605 Third Avenue, New York, New York 10158. Currently, it provides investment management services to a wide variety of clients, including individuals, investment companies, pension and profit-sharing plans, trusts and charitable organizations, and has approximately $54.4 billion in assets under its management for clients as of December 31, 1999.

        Under the Neuberger Berman Sub-Advisory Agreement, dated October 30, 1997, Neuberger Berman provides investment management services to the Bond Series. Neuberger Berman has the discretion to purchase or sell securities on behalf of the Trust in accordance with the Trust's investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Trust and to allocate brokerage or obtain research services. In performing these services, Neuberger Berman must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

        The Neuberger Berman Sub-Advisory Agreement provides that Neuberger Berman, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Neuberger Berman Sub-Advisory Agreement.

        For its services, Neuberger Berman receives a fee from Security Management computed by using an annual rate of .35% based on the average daily net assets of the Bond Series. Such compensation is accrued daily and payable monthly.

        Neuberger Berman began providing sub-advisory services to the Bond Series on July 15, 1997. In the fiscal year ended July 31, 2000, Neuberger Berman received advisory fees of $84,927.

        The Neuberger Berman Sub-Advisory Agreement provides that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter as to the Bond Series, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of each Series. In either case, renewal of the Neuberger Berman Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Neuberger Berman Sub-Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by a Series of the Trust upon 60 days prior written notice to the other party, provided that termination by a Series of the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series of the Trust.

BLACKROCK AND THE BLACKROCK SUB-ADVISORY AGREEMENT

        BlackRock serves as sub-adviser to Met Investors with respect to the Equity Series and U.S. Government Income Series pursuant to sub-advisory agreements (the "BlackRock Sub-Advisory Agreements") dated March 27, 1998. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which is subsidiary of PNC Bank, N.A. The principal offices of BlackRock and BlackRock, Inc. are located at 345 Park Avenue, New York, New York 10154, with additional offices in Philadelphia, Wilmington, Edinburgh and Tokyo. BlackRock, Inc. is a fully integrated money management firm with global fixed income, equity and cash management capabilities. As of December 31, 1999, BlackRock, Inc. And its subsidiaries managed or administered approximately $165 billion in assets.

        As compensation for providing services under the BlackRock Sub-Advisory Agreements, BlackRock receives from Met Investors fees computed by using an annual rate of 0.55% based on average daily assets of the Equity Series and an annual rate of 0.40% based on the average daily net assets of the U.S. Government Income Series. These fees are accrued daily, and paid monthly.

        Under the BlackRock Sub-Advisory Agreements BlackRock provides investment management services to the Equity Series and U.S. Government Income Series. BlackRock has the discretion to purchase or sell securities on behalf of the Series in accordance with the Series' investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Series and to allocate brokerage or obtain research services. In performing these services, BlackRock must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

        The BlackRock Sub-Advisory Agreements provide that BlackRock and its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the BlackRock Sub-Advisory Agreements, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations.

        During the fiscal year ended July 31, 2000, BlackRock earned a sub-advisor fee of $329,031 from the Equity Series. During the same period, BlackRock earned a sub-advisor fee of $129,811 from the U.S. Government Income Series.

        The BlackRock Sub-Advisory Agreements provide that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of the Series. In either case, renewal of the BlackRock Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The BlackRock Sub-Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by the relevant Series upon 60 days prior written notice to the other party, provided that termination by the Series must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series.

                         PRINCIPAL HOLDERS OF SECURITIES

        Security First Life Separate Account A, the depositor of which is the Security First Life Insurance Company, has entered into a participation agreement with the Trust for the purchase of Series shares at net asset value. As of July 31, 2000, Security First Life Separate Account A was the owner of 99.51% of the outstanding shares of Bond Series, 99.51% of the outstanding shares of the T. Rowe Price Growth & Income Series and 100% of the outstanding shares of the Equity Series and U.S. Government Income Series. The address of Security First Life Separate Account A, and the depositor, Security First Life Insurance Company, is 11365 West Olympic Boulevard, Los Angeles, California 90064.

                             MANAGEMENT OF THE TRUST

The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Trustee is provided below and includes each person's name, address, age, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year


------------------------------------- -------------------- --------------------------- ----------------------------
NAME, ADDRESS, AND AGE                POSITION(S) HELD     PRINCIPAL OCCUPATION(S)     AGGREGATE COMPENSATION
                                      WITH TRUST           DURING PAST 5 YEARS         FROM TRUST
------------------------------------- -------------------- --------------------------- ----------------------------
Jack R. Borsting                      Trustee              Current - Executive         $11,000
3415 South Figueroa, DCC 217                               Director, Center for
Los Angeles, CA  90089-0871                                Telecommunications
Age 71                                                     Management, University of
                                                           Southern California
                                                           Prior to 1995 - Dean, USC
                                                           School of Business, Dept.
                                                           of Information &
                                                           Operations Management
------------------------------------- -------------------- --------------------------- ----------------------------
Katherine L. Hensley                  Trustee              Retired.                    $11,000
400 South Hope Street                                      Formerly - Partner in the
Los Angeles, CA 90071-2899                                 law firm of O'Melveny &
Age 63                                                     Myers
------------------------------------- -------------------- --------------------------- ----------------------------
Howard H Kayton*                      Trustee              Senior Vice President and   $0
11365 West Olympic Boulevard                               Chief Actuary of Security
Los Angeles, CA 90064                                      First Group, Inc.
Age 64
------------------------------------- -------------------- --------------------------- ----------------------------
Lawrence E. Marcus                    Trustee              Retired.                    $11,000
4616 Dorset                                                Formerly - Executive
Dallas, Texas 75229                                        Vice President of
Age 82                                                     Neiman-Marcus Company, a
                                                           general merchandise
                                                           retailer

------------------------------------- -------------------- --------------------------- ----------------------------
Richard C. Pearson                    President            President of Security       $0
11365 West Olympic Boulevard                               First Group, Inc. and an
Los Angeles, CA 90064                                      officer of its
Age 57                                                     subsidiaries
------------------------------------- -------------------- --------------------------- ----------------------------
Jane F. Eagle                         Senior Vice          Senior Vice President of    $0
11365 West Olympic Boulevard          President and        Security First Group,
Los Angeles, CA 90064                 Chief Financial      Inc. and an officer of
Age 35                                Officer              its subsidiaries.
------------------------------------- -------------------- --------------------------- ----------------------------
Cheryl M. MacGregor                   Senior Vice          Senior Vice President,      $0
11365 West Olympic Boulevard          President,           Administration of
Los Angeles, CA 90064                 Administration       Security First Group,
Age 53                                                     Inc. and an officer of
                                                           its subsidiaries.
------------------------------------- -------------------- --------------------------- ----------------------------
James C. Turner                       Vice President,      Vice President, Taxation    $0
11365 West Olympic Boulevard          Taxation             of Security First Group,
Los Angeles, CA  90064                                     Inc.
Age 55
------------------------------------- -------------------- --------------------------- ----------------------------
Cheryl J. Finney                      Vice President and   Associate General Counsel   $0
11365 West Olympic Boulevard          Assistant Secretary  of Security First Group,
Los Angeles, CA  90064                                     Inc. and an officer of
Age 46                                                     its subsidiaries.
------------------------------------- -------------------- --------------------------- ----------------------------

        Each disinterested Trustee receives a Trustee's fee of $7,000 per year, $1,000 for each Trustees' meeting attended and reimbursement of expenses.

        Ms. Eagle is also Senior Vice President, Finance of Met Investors. Mr. Pearson is also President of Met Investors. Mr. Turner is also Vice President, Taxation and Assistant Secretary of Met Investors. Ms. Finney is also Vice President, and Assistant Secretary of Met Investors.

* Interested Trustee

                                    BROKERAGE

        Decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust are made by Met Investors pursuant to the terms of the Advisory Agreement. However, pursuant to the terms of the Sub-Advisory Agreements, Price Associates, Neuberger Berman and BlackRock may allocate brokerage and principal business or obtain research services from organizations with which the Trust or Met Investors may be dealing. Met Investors is ultimately responsible for implementing these decisions, including the allocation of principal business and portfolio brokerage and the negotiation of commissions.

        In purchasing and selling the Series' portfolio securities, it is Met Investors's, Price Associates', Neuberger Berman's and BlackRock's policies to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions and with the exception of the Bond Series advised by Neuberger Berman, a Series may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Series' portfolio transactions, consideration will be given to such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and brokerage and research services which they provide to Met Investors, Price Associates, Neuberger Berman, BlackRock or the Series.

        Met Investors, Price Associates or BlackRock may cause a Series to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. This determination may be viewed in terms of either that particular transaction or the overall responsibilities of Security Management, Price Associates and BlackRock with respect to the accounts over which they exercise investment discretion. In some cases, research services are generated by third parties, but are provided to Met Investors, Price Associates, Neuberger Berman or BlackRock by or through broker-dealers.

        Price Associates, Neuberger Berman and BlackRock may effect principal transactions on behalf of a Series with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities are transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. The Trust does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Trust pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. Met Investors, Price Associates, Neuberger Berman and BlackRock receive a wide range of research services from broker-dealers including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analysis. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to Met Investors's, Price Associates', Neuberger Berman's and BlackRock's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

        Each year Met Investors, Price Associates, Neuberger Berman and BlackRock assess the contribution of the brokerage and research services provided by broker-dealers and allocate a portion of the brokerage business of their clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

        Met Investors, Price Associates, Neuberger Berman and BlackRock cannot readily determine the extent to which commissions or net prices charged by broker-dealers reflect the value of their unsolicited research services. In some instances, Met Investors and/or Price Associates, and/or Neuberger Berman and/or BlackRock will receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to Met Investors, Price Associates, Neuberger Berman and BlackRock in serving their other clients, but they can also be useful in serving the Trust.

        Met Investors, Price Associates, Neuberger Berman and BlackRock do not allocate business to any broker- dealer on the basis of its efforts in promoting sales of shares of the Series. However, this does not mean that such broker-dealers will not receive business from the Trust.

        Some of Price Associates', Neuberger Berman's or BlackRock's other clients have investment objectives and programs similar to one or more of the Series. They may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Series. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is Price Associates', Neuberger Berman's and BlackRock's policy not to favor one client over another in making recommendations or in placing orders. If two or more clients are purchasing or selling a given security on the same day from or to the same broker-dealer, the advisor may average the price of the transactions and allocate the average among the clients participating in the transaction. Price Associates has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

        All brokerage commissions will be allocated by Price Associates, Neuberger Berman and BlackRock according to the foregoing policies. The T. Rowe Price Growth and Income Series paid brokerage commissions to securities dealers in connection with underwritings during the fiscal year ended July 31, 2000, of $162,871. The Equity Series paid brokerage commissions to securities dealers during that fiscal year of $97,806. The Bond Series and U.S. Government Income Series did not pay any brokerage commissions or discounts to securities dealers in that fiscal year.

                               PORTFOLIO TURNOVER

        The portfolio turnover rate can be expected to be higher during periods of rapidly changing economic or market conditions than in a more stable period. Portfolio turnover may be defined as the ratio of the total dollar amount of the lesser of the purchase or sales of securities to the monthly average value of portfolio securities owned by the Trust. The portfolio turnover rate for the T. Rowe Price Growth and Income Series for the fiscal year ended July 31, 2000, was 16%. The portfolio turnover rate for the Bond Series for the fiscal year ended July 31, 2000, was 177%. The portfolio turnover rate during said period for the Equity Series was 83%. The portfolio turnover rate for the U.S. Government Income Series for said period was 159%.

        High portfolio turnover involved correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Series involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Series, which would normally affect the taxable income of the Series' shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts, qualified as such under the Internal Revenue Code ("Code"), however, the contract owners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made).

               PRICING AND REDEMPTION OF SECURITIES BEING OFFERED

DETERMINING NET ASSET VALUE

        The net asset value per share of each Series is determined by dividing the value of the Series' securities, plus any cash and other assets (including dividends and interest accrued and not collected), less all liabilities (including accrued expenses), by the number of shares outstanding.

T. ROWE PRICE GROWTH AND INCOME AND BOND SERIES

        Debt securities other than convertible securities and short-term obligations are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available. However, when such prices are not available and where Met Investors deems it appropriate to do so, an over-the-counter or exchange quotation may be used. The market value of the Series' other portfolio securities is determined as follows: securities traded on a national securities exchange are valued at the bid price for such securities, as reported by securities dealers. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value as determined in good faith by the Board of Trustees. Any other assets are also valued at their fair value as determined in good faith by the Board.

EQUITY AND U.S. GOVERNMENT INCOME SERIES

        The market values of the Series' portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if available;

     o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     o  for unlisted equity securities, the latest bid prices;

     o for bonds and other fixed income securities, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with maturities of less than 60 days, at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Board of Trustees.

        The Series will value future contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Board determines in good faith that another method of valuing option positions is necessary to appraise their fair value.

REDEMPTION OF SHARES

        The Trust will redeem shares at the net asset value per share next to be determined after receipt of a duly executed request for redemption. Redemption of shares or payment may be suspended at times (i) when the New York Stock Exchange is closed other than customary weekends and holidays, (ii) when trading on said exchange is restricted, (iii) when an emergency (as determined by the Securities and Exchange Commission) exists, making disposal of portfolio securities or the valuation of net assets of the Series not reasonably practicable, or (iv) when the Securities and Exchange Commission has by order permitted such suspension for the protection of shareholders of the Trust.

        The Trust's redemption procedures will not be changed without prior notice to shareholders.

                                    TAXATION

        Under the Code, each of the Series is treated as a separate regulated investment company provided the qualification requirements of Subchapter M are otherwise met. As a regulated investment company, a Series will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year is distributed.

        In order to qualify as a regulated investment company under the Code, a Series must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Series' assets is represented by cash, Government securities and other securities limited in respect of any one issuer to 5% of the Series' assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities).

        In addition to the diversification requirements contained in the Trust's investment restrictions, the Trust is also subject to diversification requirements applicable to variable annuities under Section 817(h) of the Code. Under this section, a variable annuity will not receive the tax treatment afforded annuities if its underlying investments are not adequately diversified. Under applicable regulations, no more than 55% of total assets can be invested in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Investments are generally defined as securities issued by any one issuer. U.S. Government agencies or instrumentalities are considered separate issuers.

        Unlike public shareholders, under the Code a life insurance company separate account will not incur any federal income tax liability on dividends and capital gains distributions received from a regulated investment company by a separate account funding variable annuity contracts as defined in section 817(d) of the Code.

        To the extent that there is in excess of $250,000 invested in a Series other than through variable contract premium payment, the Code imposes a 4% nondeductible excise tax on the undistributed income of such Series to the extent the Series does not distribute at least 98% of its net investment income and its net capital gains (both long- and short-term) for each taxable year by the end of such year. For purposes of the 4% excise tax, dividends and distributions will be treated as paid when actually distributed, except that dividends declared in December payable to shareholders of record on a specified date in December, and paid before February 1 of the following year, will be treated as having been (i) paid by the Series on the record date and (ii) received by each shareholder on such date. Net capital gains realized for the one year period ending on October 31 of each tax year are subject to distribution in this manner.

        Series which do not have in excess of $250,000 invested other than through variable contract premium payments are not subject to the above described 4% excise tax. Each Series will send written notices to its shareholders (Separate Accounts) regarding the tax status of all distributions made during each taxable year.

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION

        Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal, and differs from the higher-rated issues only in small degree.

        Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

        Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds In higher- rated categories.

FITCH INVESTORS SERVICE, INC.

        Fitch's investment grade bond ratings are summarized as follows: AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA Bonds considered to be investment grade and of very high credit quality. The obligors' ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'; A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings; BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligors' ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA' category.

                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

        Moody's employs the following three designations, all judged to be of investment grade, to indicate the relative repayment ability of rated issuers:

        Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short- term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. Categories A-1, A-2 and A-3 are as follows: A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation; A-2--Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1"; and A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes In circumstances than obligations carrying the higher designations.

                                    CUSTODIAN

        The Bank of New York (the "Custodian"), 1 Wall Street, New York, New York 10286, serves as the Trust's custodian. Pursuant to the terms of the Custodian Agreement executed with the Trust, the Trust will forward to the Custodian the proceeds of each purchase of Series shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the Series.

        The Custodian Agreement provides that each of the Series shall pay to the Custodian compensation for its services, in accordance with the Custodian's regularly established rate schedule. Said compensation shall be computed on the basis of the Series' average daily net assets payable as of the end of each month. The Custodian Agreement may be terminated by either the Trust or the Custodian upon 60 days' written notice to the other party. Such termination shall not be in contravention of any applicable federal or state laws or regulations, or any provision of the Trust Declaration or By-Laws.

                              INDEPENDENT AUDITORS

        The financial statements of Security First Trust at July 31, 1999, and July 31, 2000, and for the periods indicated in this report appearing in this Statement of Additional Information and Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing elsewhere in the registration statement, and is included in reliance upon their report of such firm given upon their authority as experts in accounting and auditing. The consolidated financials statements and the related financial statements schedules of Security First Trust at July 31, 1998, 1997 and 1996 included elsewhere in the registration statement have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                         FEDERAL REGISTRATION OF SHARES

        The Trust's shares are registered for sale under the Securities Act of 1933.

                                  LEGAL COUNSEL

        Sullivan & Worcester LLP, whose address is 1025 Connecticut Avenue N.W., Washington, D.C. 20036, is legal counsel to the Trust.

--------------------------------------------------------------------------------



February 11, 2000



LETTER FROM THE PRESIDENT


Dear contract holder:

It has been more than a year now since the world began counting down the days to January 1, 2000 and the looming Y2K computer issue. The opinions of what might happen varied from those who passed Y2K off as nothing but media hysteria to those who truly believed we were facing a global Armageddon. Well, I am thankful to report that the New Year uneventfully came and passed, and the world celebrated the arrival of the year 2000 with much jubilation.

We at Cova were especially glad to see the New Year come as we anxiously awaited the closing of the acquisition of the Cova companies by Metropolitan Life Insurance Company. As you are probably aware, Metropolitan announced their intention to purchase the Cova companies on August 26, 1999. The transaction was completed on January 6, 2000, and as I draft this letter, I am pleased to announce that Cova is now a MetLife company.

For Cova, this transaction meant that we would be affiliated with the largest life insurance company in North America, with more than $400 billion in assets under management and more than $1.7 trillion of life insurance in force. For Cova and its contract holders, being affiliated with MetLife resulted in immediate benefits as Cova's ratings were quickly upgraded by the following rating agencies once the closing was announced:

Standard & Poor's          AA-      (Excellent) for claims-paying ability
Moody's                    Aa2      (Excellent) for financial strength
A.M. Best                  A        (Excellent) for financial strength
Duff & Phelp's             AA+      (Very High) for claims-paying ability

With the deal now behind us, we enter into a planning stage to determine how we can capitalize on the synergies that exist between the Cova companies and MetLife. For MetLife, this means a partnership with a company characterized by award-winning service as well as by the value we bring to our contract holders. For Cova, this means access to a wealth of resources offered by MetLife.

We look forward to a prosperous and enterprising future as a MetLife company--a future that will allow us to offer even greater value to you--our contract holders. Of course, it is to our contract holders that we provide this annual report of the fund managers in the Cova Series Trust. Also enclosed is the financial report for the General American Capital Company Money Market Fund. We thank you for placing your long-term retirement needs in the hands of Cova.

Sincerely,
[Sig L.J. Stensrud] [GRAPHIC OMITTED]
L.J. Stensrud
President and CEO
Cova Life Sales Company

[Cova logo]  [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Small Cap Stock Portfolio                        For the year ended 12/31/99
Managed by J.P. Morgan Investment Management

--------------------------------------------------------------------------------

The Small Cap Stock Portfolio finished the year strong up 44.56%. The fund outperformed its benchmark, the Russell 2000 Index1 in the year ending December 31,1999.

The broad small cap market narrowly edged past the S&P 500 for the year. The Russell 2000 Index was up 21.26% for the 12 months ending December 31, 1999, while the S&P 5002 returned 21.04% over the same period. Once again growth indices dominated by technology shares led the market, while value stocks lagged. The Russell 2000 Growth Index3 was up 43.09% for the 12 month period versus the Russell 2000 index +21.26% and the Russell 2000 Value Index4, -1.49%.

The portfolio's outperformance can be attributed to stock selection and sector allocation. The decision to overweight in the technology sector allowed the portfolio to end the year well ahead of the benchmark. For the past twelve months, SDL Inc. (+1,000.3%), a company that manufactures semiconductor lasers and fiber optic products had the biggest impact on portfolio performance. The company rallied in-line with other tech infrastructure companies that enhance broadband capabilities. Orbital Sciences Corp. (-57.8%), a company that designs and manufactures space and information systems, was the largest detractor to performance over the past 12 months due to earnings shortfalls and accounting restatements.

Though the portfolio went into year-end with significant overweighted positions in both technology and communications companies, over the month of December we began trimming these positions. We've shifted more assets into the consumer services and insurance sectors, which we believe are attractively valued, relative to their long-term earnings potential. The portfolio remains highly diversified and well positioned for a broadening in the market. On a valuation basis, our internal valuation tools, as well as current price-to-earnings ratios, are still near historical extremes in favor of small caps. Given both the prolonged underperformance of the small-cap market and relative valuation, we continue to believe small-cap stocks are undervalued relative to large-cap stocks. In addition we believe that the portfolio, which is highly diversified, is well positioned to absorb volatility.

1 The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

3 The Russell 2000 Growth Index is an unmanaged index and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not include fees or expenses and is not available for direct investment.

4 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. This index does not include fees or expenses and is not available for direct investment.

Marian U. Pardo
Alexandra Wells
Portfolio Managers

J.P. Morgan Investment Management Inc.


Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                           % of portfolio
------------------------------------------ ------------------
Human Genome Sciences Inc.                 2.6
------------------------------------------ ------------------
Microstrategy Inc.                         2.2
------------------------------------------ ------------------
Checkfree Holdings Inc.                    1.8
------------------------------------------ ------------------
Applied Micro Circuits Corp.               1.7
------------------------------------------ ------------------
Georgia Gulf Corp.                         1.3
------------------------------------------ ------------------
Geon Co.                                   1.3
------------------------------------------ ------------------
Advanced Fibre Communications Inc.         1.3
------------------------------------------ ------------------
Cooper Cameron Corp.                       1.2
------------------------------------------ ------------------
Wellman Inc.                               1.1
------------------------------------------ ------------------
Allegiance Telecom Inc.                    1.1
------------------------------------------ ------------------


-----------------------------------------------------------------------
Sector Allocation (% of portfolio market value)
As of 12/31/99
-----------------------------------------------------------------------

JPM small cap pie chart


Technology                                         35.1
Healthcare/Drugs                                   10.6
Finance                                               9
Basic Industry                                      7.6
Consumer Services                                   6.5
Capital Goods                                       3.6
Energy                                              3.6
Consumer Staples                                    3.1
Utilities                                           2.5
Other                                              18.4
-----------------------------------------------------------------------


                      Small Cap Stock Portfolio, managed by
            J.P. Morgan Investment Management vs. Russell 2000 Index
                            Growth Based on $10,000+
                                  [Line Graph]

JPM small cap vs Russell 2000 plot points
               JPM Small Cap                  Russell 2000
                   10000                        10000
"6/96"              9955                         9967
                   10091                        10001
"12/96"            10825                        10521
                   10089                         9977
"6/97"             11630                        11595
                   13371                        13320
"12/97"            13135                        12874
                   14739                        14169
"6/98"             13753                        13508
                   10797                        10787
"12/98"            12426                        12546
                   11834                        11865
"6/99"             13172                        13710
                   13293                        12844
"12/99"            17963                        15172




----------------------------- ---------------- ----------- -------------------
                              Average Annual

                              Return1

----------------------------- ---------------- ----------- -------------------
                              1 Year           3 Year      Since inception+
----------------------------- ---------------- ----------- -------------------
Small Cap Stock Portfolio,
managed by JPMIM              44.56%           18.23%      17.30%
----------------------------- ---------------- ----------- -------------------
Russell 2000 Index            21.26%           13.08%      10.87%
----------------------------- ---------------- ----------- -------------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Small Cap Stock Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Quality Bond Portfolio                              For the year ended 12/31/99
Managed by J.P. Morgan Investment Management

--------------------------------------------------------------------------------

The Quality Bond Portfolio provided a total return of -1.54% for the year ending December 31, 1999. The Salomon Broad Investment Grade Index1 returned -0.84% for the same time period.

Bond yields ended the year sharply higher as investors reassessed the strengthening economy and anticipated tighter monetary policy after the Y2K turn. Consumption continued to grow rapidly as third quarter final GDP at 5.7% was revised almost a full percentage point above the original estimate. The strong equity rally in December suggests the Fed's tightening action thus far will do little to stem economic growth. Low unemployment, firm wage laws, together with the unprecedented external deficit, imply the need to slow the economy to a more sustainable pace, even in the absence of any significant consumer price pressures. The Salomon BIG Index fell 0.2% for the quarter bringing the full year decline to -0.8%.

Earlier in the year, the Portfolio was conservatively positioned in corporate bonds and held a heavy allocation to mortgage backed securities. In addition we maintained an overweight position in AAA rated agency debenture bonds. Towards the end of the year, the Portfolio's largest positions, vis-a-vis the major aggregate indexes, reflected our positive outlook on mortgages relative to U.S. Treasuries. The corporate sector outperformed Treasuries during the last quarter. This was primarily due to the abatement of Y2K fears in the market and the presence of buyers who had built up cash and were stretching for yield ahead of the first quarter. The Portfolio was modestly overweighted in the corporate sector and we remained comfortable with the overweight position in anticipation of a strong economic backdrop and light near-term supply.

Following the late October Fed tightening and their move to neutral bias, Treasury yields fell by approximately 30 basis points. With the view that this move put yields below justifiable levels, we shifted the Portfolio's duration position early in November from neutral to a modest short position relative to the index. We maintained this duration position through the end of the year.

With little sign of any material slowing in U.S. growth, aside from some moderation in the construction sector, the U.S. bond market lacked fundamental support at year-end. Strong business and consumer confidence, a robust equity market and very buoyant labor market suggest the need for additional Fed policy tightening. The market continues to discount an insufficient amount of tightening this year in order to slow the economy to an acceptable pace. As a result, we expect to continue to remain defensive in the first half of next year in terms of the Portfolio's duration positions as U.S.Treasury yields should continue to move higher.

1 The Salomon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index is not available for direct investment and does not reflect any expenses.

Harriet T. Huber
William G. Tennille
Portfolio Managers


J.P. Morgan Investment Management Inc.
------------------------------------------------------------------------------
Asset Allocation (% of portfolio market value)
As of 12/31/99



JPM qual bond pie chart

U.S. Agency and Corporate Mortgage Backed         53.3
Corporate Investment Grade                        24.3
U.S. Treasury and Agency                          13.6
Asset Backed Securities                            6.3
Corporate High Yield                               1.4
Emerging Market Debt                               1.1


      Quality Bond Portfolio, managed by J.P. Morgan Investment Management
             vs. Salomon Brothers Broad Investment-Grade Bond Index
                            Growth Based on $10,000+

                                  [Line Graph]


JPM qual bond vs Salomon plot points
                 JPM Quality Bond          Salomon
                  10000                     10000
"6/96"            10095                     10129
                  10140                     10318
"12/96"           10577                     10629
                  10488                     10574
"6/97"            10845                     10955
                  11190                     11319
"12/97"           11495                     11652
                  11706                     11840
"6/98"            11983                     12114
                  12481                     12617
"12/98"           12469                     12673
                  12390                     12609
"6/99"            12209                     12497
                  12277                     12588
"12/99"           12277                     12566



------------------------------------------ -------------------- -------- --------------
                                           Average Annual

                                           Return1

------------------------------------------ -------------------- -------- --------------
                                           1 Year               3 Year   Since
                                                                         inception+
------------------------------------------ -------------------- -------- --------------
Quality Bond Portfolio,
managed by JPMIM                           -1.54%               5.18%    5.79%
------------------------------------------ -------------------- -------- --------------
Salomon Brothers BIG Index                 -0.84%               5.74%    6.43%
------------------------------------------ -------------------- -------- --------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Quality Bond Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Select Equity Portfolio                          For the year ended 12/31/99
Managed by J.P. Morgan Investment Management

--------------------------------------------------------------------------------

The Select Equity Portfolio returned 9.71% for the year ended December 31,1999. Our investment approach, which selects stocks which are the most undervalued relative to their longer term earnings and cash flow prospects, proved less effective in a market fiercely driven by price momentum.

The confluence of a strong economy, abundant liquidity, and high investor confidence going into the Year 2000 rollover fueled a stunning year-end rally. Stocks surged during the final quarter of 1999, leading the major indexes to close out the millennium at record highs. Still, despite outstanding performance in the broader market averages, 1999 was a turbulent year with significant dispersion in returns between sectors and investment styles. Once again, growth outperformed value, large-cap stocks outperformed small-cap stocks, and technology stocks, despite a difficult first half, delivered spectacular performance for the year. Internet obsession led the technology sector to jump 109% -- a stunning achievement, particularly following last year's gain of 78%. Technology now accounts for 30% of the market capitalization of the S&P 500 index.1

By contrast, six of the sixteen sectors we track actually lost value during 1999: consumer staples (-12.9%), utilities (-9.7%), transportation (-9.6%), drugs (-9.3%), health service (-7.8%), and consumer cyclical (-7.8%). Indeed, fully 49.5% of the stocks in the S&P 500 finished the year lower. This explains why an equal-weighted version of the index would have produced roughly one-half the index return, or 11.9%, for the year.

Like the market, the sector performance within the fund showed both a wide distribution of individual returns and a narrow concentration of outperforming issues. Stock selection among technology issues was particularly beneficial. Sun Microsystems gained 262% while Internet optimism also propelled holdings in Cisco Systems (+131%) and EMC Corp (+116%). Improving semiconductor supply/demand characteristics, together with explosive growth in wireless communications, powered Texas Instruments shares 126% higher. Underweighting PC makers Dell and Compaq, which underperformed during the year, also contributed to results. On the other hand, stock picks in the multi-industry group performed poorly. Waste Management was the worst performer in the portfolio, losing 63% of its value as it restated earnings and lowered forecasts. Underweighting GE, whose 54% gain accounted for almost 10% of the rise in the S&P 500 index, also hurt results.

The strength of high-profile equity indexes despite notable increases in bond yields and measured price inflation was arguably the defining feature of the financial market action in 1999. The Federal Reserve's active pursuit of a generous monetary policy on the eve of the calendar date change to 2000, coincident with high investor confidence, produced this result. Going forward, we believe the medium-term goal will be tighter, not easier, monetary conditions. Rising interest rates should curb euphoric consumer confidence and spending, and could dampen upside potential for U.S. stocks. Technology may be particularly vulnerable in this scenario, since stocks in this sector trade at
2.5 times the market multiple and currently claim over 80% of net domestic mutual fund inflows.

Peggy Adams
Thomas M. Luddy
Portfolio Managers

J.P. Morgan Investment Management Inc.

1 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.


---------------------------------------------------------------------
Sector Allocation (% of portfolio market value)
As of 12/31/99



JPM select equity pie chart

Technology                      24.6
Finance                          9.7
Telephone                        9.3
Multi-Industry                   8.1
Drugs                            6.9
Energy                           6.4
Basic Industry                   6.2
Consumer Staples                   6
Services                         5.7
Other                           17.1



Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                 % of portfolio

--------------------------------- -----------------
Microsoft Corp.                   5.3
--------------------------------- -----------------
Exxon Mobil Corp.                 4.3
--------------------------------- -----------------
Tyco International Ltd.           3.1
--------------------------------- -----------------
Cisco Systems Inc.                3.1
--------------------------------- -----------------
General Electric Co.              3.0
--------------------------------- -----------------
Sun Microsystems Inc.             2.0
--------------------------------- -----------------
Intel Corp.                       2.0
--------------------------------- -----------------
AT&T Corp.                        1.9
--------------------------------- -----------------
MCI WorldCom Inc.                 1.9
--------------------------------- -----------------
Rohm & Haas Co.                   1.7
--------------------------------- -----------------


                       Select Equity Portfolio, managed by
               J.P. Morgan Investment Management vs. S&P 500 Index
                            Growth Based on $10,000+

                                  [Line Graph]


JPM select equity vs S&P 500 plot points
                 JPM Sel Equity                  S&P 500
                      10000                       10000
"6/96"                 9852                       10252
                      10004                       10507
"12/96"               10837                       11323
                      10932                       11574
"6/97"                12966                       13531
                      14372                       14481
"12/97"               14224                       14835
                      15930                       16842
"6/98"                16147                       17332
                      14384                       15547
"12/98"               17496                       18791
                      17779                       19664
"6/99"                19476                       20984
                      16955                       19608
"12/99"               19195                       22460



------------------------------------------- ------------------------ --------
                                            Average Annual Return1
------------------------------------------- ------------------------ --------
                              1 Year      3 Year       Since
                                                       inception+
----------------------------- ----------- ------------ ----------------
Select Equity Portfolio,
managed by JPMIM              9.71%       20.92%       19.44%
----------------------------- ----------- ------------ ----------------
S&P 500 Index                 21.04%      27.56%       23.93%
----------------------------- ----------- ------------ ----------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Select Equity Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Large Cap Stock Portfolio                          For the year ended 12/31/99
Managed by J.P. Morgan Investment Management

--------------------------------------------------------------------------------

The Large Cap Stock Portfolio returned 17.64% for the year ended December 31,1999. The S&P 5001 returned 21.04% during this period, posting record highs by climbing to a record 1,469.25 for the year.

After a strong 1998 and first half of 1999, the third and fourth quarters were difficult ones for the Large Cap Stock Portfolio. In the second half of the year, the equity market reverted back to a very narrow group of outperforming stocks as investors sought out the companies with positive earnings and price momentum.

During the latter half of the year, investors tended to focus on short-term earnings, projecting them forward indefinitely, which was a challenge to the performance of the portfolio. The investment strategy employed by the portfolio focuses on normalized earnings and intermediate growth rates, thus it tended to be challenged by the unprecedented market environment that we experienced during the latter part of the year. In addition, while the portfolio is well diversified and its risk controls are robust, during times of extreme internal market divergence, even modest exposures to common risk factors such as price momentum can result in out of scale performance results.

Finally, our analysts depend on accurate financial data from the companies that they cover to set their earnings forecasts. Companies that look attractive to our analysts are overweighted in the portfolio and in some instances, less than candid disclosures by company management followed by divergent reported earnings resulted in a sharp correction in stock prices. In particular, underperformance in the second half of the year was led by Waste Management, which was overweighted and detracted from relative performance due to the accounting issues discussed above. Strong relative performance in the tech sector added to performance but was more than offset by challenges from the Services sector (primarily due to an overweight in Service Corp.) and Insurance (an underweight in AIG and an overweight in UnumProvident was pressed by the market's momentum buying in AIG). Additionally, difficulty with American Home Products and diet pill litigation also hurt performance.

We remain confident in our investment process and risk controls, and expect that the historically wide spread between the most and least attractive names in our universe suggests opportunities ahead.

1 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

John M. Devlin, Jr.
James Wiess
Portfolio Managers
J.P. Morgan Investment Management Inc.



Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                 % of portfolio
--------------------------------------------------
Microsoft Corp.                   5.9
--------------------------------- ----------------
General Electric Co.              4.1
--------------------------------- ----------------
Cisco Systems Inc.                3.9
--------------------------------- ----------------
Intel Corp.                       3.2
--------------------------------- ----------------
Exxon Mobil Corp.                 3.0
--------------------------------- ----------------
Lucent Technologies Inc.          2.6
--------------------------------- ----------------
Wal-Mart Stores Inc.              2.4
--------------------------------- ----------------
SBC Communications Corp.          2.1
--------------------------------- ----------------
MCI WorldCom Inc.                 2.0
--------------------------------- ----------------
Procter & Gamble Co.              2.0
--------------------------------- ----------------


Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99

JPM Large Cap pie chart

Data Processing/Electronics            29.1
Finance                                10.1
Telephone                               8.4
Drugs                                   7.9
Multi-Sector/Misc. Industrial           7.6
Retail                                  6.6
Consumer Staples                        6.1
Energy                                  5.6
Services                                  5
Other                                  13.6


                      Large Cap Stock Portfolio, managed by
               J.P. Morgan Investment Management vs. S&P 500 Index
                            Growth Based on $10,000+

                                  [Line Graph]


JPM Large Cap vs. S&P 500 plot points

                 JPM Large Cap                S&P 500
                   10000                       10000
"6/96"             10237                       10252
                   10419                       10507
"12/96"            11467                       11323
                   11724                       11574
"6/97"             13863                       13531
                   14902                       14481
"12/97"            15238                       14835
                   17516                       16842
"6/98"             18192                       17332
                   16400                       15547
"12/98"            20161                       18791
                   20840                       19664
"6/99"             22731                       20984
                   21170                       19608
"12/99"            23717                       22460


------------------------------------------ ---------------------
                                           Average Annual

                                           Return1

------------------------------------------ ---------------------
                              1 Year    3 Year   Since inception+
----------------------------- --------- -------- ----------------------
Large Cap Stock Portfolio,
managed by JPMIM              17.64%    27.50%   26.52%
----------------------------- --------- -------- ----------------------
S&P 500 Index                 21.04%    27.56%   23.93%
----------------------------- --------- -------- ----------------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Large Cap Stock Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
International Equity Portfolio                     For the year ended 12/31/99
Managed by J.P. Morgan Investment Management

--------------------------------------------------------------------------------

The International Equity Portfolio returned 28.52% for the year-end December 31, 1999. The Portfolio outperformed the benchmark, MSCI EAFE Index1, which returned 27.30% for the same time period.

This outperformance reflects added value from stock selection in all major regions: the United Kingdom, continental Europe, and particularly Japan. Japan was the best performer amongst the major markets, reflecting both the surprising strength of its economy as well as signs of corporate restructuring. Two of our Japanese holdings that performed quite well were Softbank, the technology company with Internet interests, and Sony, which has transformed itself from an audio-visual hardware manufacturer to an entertainment conglomerate with its PlayStation. Another holding, Mitsubishi Chemical has been increasingly proactive in managing costs and improving profitability. Amongst the smaller markets, Hong Kong and Singapore did particularly well, with the surprising strength of the Asia region's recovery driving the returns to levels that even outperformed Japan.

Looking forward, the prospect of a further round of monetary policy tightening by central banks in the first quarter may dampen sentiment towards equities. However, the background of continuing global economic growth is supportive. In the UK we believe economic growth is set to continue, although the prospect of further interest rate increases is likely to prove to be a dampening effect. As for vulnerability in respect to Federal tightening, the Japanese central bank will maintain an easy monetary policy, but the market may pause after a strong 1999. Continental Europe continues to look attractive with low inflation and a strong improvement in corporate earnings. There is also still significant potential for corporate restructuring, and the expectation of a high level of mergers and acquisition and initial public offering activity.

1 The Morgan Stanley Capital International Europe, Australia and Far East Index is an unmanaged index and is an aggregate of 15 individual country indexes that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.

Nigel Emmett
Paul Quinsee

Portfolio Managers
J.P. Morgan Investment Management Inc.



-----------------------------------------------------------------
Country Allocation (% of portfolio market value)
As of 12/31/99


JPM Int. Equity pie chart

United Kingdom         17.9
Japan                  19.3
France                 11.5
Germany                10.8
Netherlands             8.6
Switzerland             6.9
Spain                   4.8
Italy                   4.2
Sweden                  3.5
Other                  12.5


Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                 % of portfolio

------------------------------------- ---------------
Mannesmann AG                         2.4
------------------------------------- ---------------
LM Ericcson                           2.3
------------------------------------- ---------------
Total Cie Francaise Petroles (Fina)   2.0
------------------------------------- ---------------
BP Amoco Plc                          2.0
------------------------------------- ---------------
Telefonica S.A.                       1.8
------------------------------------- ---------------
Nokia Oyj                             1.7
------------------------------------- ---------------
Roche Holding AG                      1.7
------------------------------------- ---------------
Nippon Telegraph and Telephone Corp.  1.6
------------------------------------- ---------------
Vodafone Group Plc                    1.6
------------------------------------- ---------------
Vivendi                               1.5
------------------------------------- ---------------

------------------------------------------------------


  International Equity Portfolio, managed by J.P. Morgan Investment Management
                               vs. MSCI EAFE Index
                            Growth Based on $10,000+

                                  [Line Graph]


JPM IE VS MSCI EAFE plot points
                 JPM Int. Equity           MSCI EAFE
                  10000                      10000
"6/96"            10172                      10059
                  10149                      10054
"12/96"           10859                      10221
                  11032                      10068
"6/97"            12003                      11383
                  12090                      11310
"12/97"           11491                      10432
                  12913                      11974
"6/98"            13189                      12109
                  11008                      10396
"12/98"           13107                      12553
                  13372                      12736
"6/99"            13851                      13069
                  14230                      13651
"12/99"           16846                      15979



----------------------------------------- ---------------------
                                 Average Annual

                                   Return1

---------------------------------- ---------------- -------- ---------------
                                   1 Year           3 Year   Since
                                                             inception+
---------------------------------- ---------------- -------- ---------------
International Equity Portfolio,
managed by JPMIM                   28.52%           15.80%   15.26%
---------------------------------- ---------------- -------- ---------------
MSCI EAFE Index                    27.30%           16.00%   13.64%
---------------------------------- ---------------- -------- ---------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Bond Debenture Portfolio                 For the year ended 12/31/99
Managed by Lord, Abbett & Co.

--------------------------------------------------------------------------------

Market Review

1999 was a difficult year for bond investors. Interest rates began to rise during the first and second quarter of 1999 on the heels of exceptional U.S. economic growth. Despite little hard evidence of increasing wages or rising basic materials costs, the strength of the U.S. economy sparked concerns about a surge in inflation. Given these conditions, the U.S. Federal Reserve Board increased its key, short-term interest rate three separate times in 1999. Throughout the year, inflationary fears continued to plague the bond market. Investors worried that continued growth in the U.S. economy and rising oil prices would spark inflation even though excess capacity in industrial materials, a competitive world economy, high productivity, and low unemployment were still prominent. This tug of war between continued U.S. economic growth and the fear of escalating inflation resulted in one of the flattest bond markets in recent years, and many bond prices ended the year in decline. The notion that additional interest rate increases may lie ahead merely added to the ills of the U.S. bond market.

Portfolio Review

Overall, high-yield bonds held up better than government bonds despite challenging market conditions and the fact that interest rates rose 200 basis points (2%) during the past 15 months. The Portfolio's focus on high-yield/lower-rated bonds enabled it to perform well when compared to traditional government or investment-grade bond portfolios. Throughout the year, over 65% of the Portfolio consisted of high-yield bonds in order to take advantage of the tremendous yield advantages over Treasuries. Convertible securities, which posted solid returns as the stock market advanced, helped boost the Portfolio's performance. We continued to find good value in the technology, drug, telecommunications and media sectors. We maintained our moderate exposure to mortgage-backed securities, investing mainly in new, higher coupon FNMA bonds that were acquired at discount prices. If inflation remains in check, we may increase our exposure to these mortgage securities in lieu of Treasuries.

Outlook

We believe that the economy is experiencing a return to the inflation levels we had before the global deflationary prices of 1998, rather than a new level of high inflation. We will continue to be watchful of the Fed in light of talks of a rate hike in early 2000. However, we feel that bonds represent excellent value given today's level of inflation, and will continue to be attractive if the inflation level remains in the area of 2-3%. While in the short term we do not anticipate a meaningful decline in interest rates, we remain encouraged by signs such as lower housing starts, low inflation, and a U.S. government budget surplus. Typically, these signs indicate that the U.S. economy is slowing -- a factor which would bode well for the bond markets.

Christopher J. Towle
Portfolio Manager
Lord, Abbett & Co.


Top 10 Corporate Holdings by Market Value
As of 12/31/99

                                           % of portfolio
------------------------------------------ ----------------
NTL Inc.                                   2.0
------------------------------------------ ----------------
United Pan-Europe Communications NV        1.2
------------------------------------------ ----------------
Intermedia Communications of Florida Inc.  1.2
------------------------------------------ ----------------
Exodus Communications Inc.                 1.2
------------------------------------------ ----------------
Devon Energy Corp.                         1.2
------------------------------------------ ----------------
EchoStar Communications Corp.              1.1
------------------------------------------ ----------------
McLeodUSA Inc.                             1.0
------------------------------------------ ----------------
Iron Mountain Inc.                         1.0
------------------------------------------ ----------------
Sinclair Broadcast Group, Inc.             1.0
------------------------------------------ ----------------
Call-Net Enterprises Inc.                  0.9
------------------------------------------ ----------------


-------------------------------------------------------------
Portfolio Composition by Credit Quality

Ratings                                       % of portfolio

--------------------------------------------- ----------------
U.S. Treasury and Agency                        13.6
AA                                               1.0
A                                                1.8
BBB                                             10.1
BB                                              18.7
B                                               40.4
CCC                                              2.5
NR                                              11.9


-----------------------------------------------------
Top Portfolio Sectors (% of portfolio market value)
As of 12/31/99


LA Bond Deb pie chart

High Yield                                 61.3
U.S. Treasury and Agency                   13.6
Convertibles                               15.4
Other                                       4.7
Preferred Stock                             0.5
Convertible Preferred Stock                   2
Common Stock                                2.5


          Bond Debenture Portfolio, managed by Lord Abbett vs. Indices2
                            Growth Based on $10,000+

                                  [Line Graph]


LA bond deb vs indices plot points

             LA Bond Deb        ML Conv Ind    FB Hi Yield Ind    Salomon BIHGI

"6/96"         10000              10000            10000             10000
               10202              10069            10022             10129
"12/96"        10718              10288            10398             10318
               11359              10685            10857             10629
"6/97"         11433              10720            11017             10574
               12148              11722            11493             10955
"12/97"        12779              12895            12033             11319
               13053              12776            12228             11652
"6/98"         13711              13874            12595             11840
               13792              13768            12754             12114
"12/98"        13198              12232            11970             12617
               13870              13917            12299             12673
"6/99"         14083              14648            12501             12609
               14005              15758            12646             12497
"12/99"        13813              15686            12443             12588
               14342              20083            12702             12566



----------------------------------------- --------------------- ----------
                                          Average Annual

                                     Return1

----------------------------------------- --------------------- ----------
                                  1 Year       3 Year     Since
                                                          inception+
--------------------------------- ------------ ---------- ---------------
Bond Debenture Portfolio

managed by Lord Abbett             3.40%        8.30%      10.32%
--------------------------------- ------------ ---------- ---------------
First Boston High Yield Index2     3.28%        5.37%      6.98%
--------------------------------- ---------------------- ---------------
Salomon Brothers Broad

Investment High Grade Index2       -0.84%       5.74%      6.43%
--------------------------------- ------------ ---------- ---------------
Merrill Lynch All

Convertible Index2                 44.31%       22.93%     20.23%
--------------------------------- ------------ ---------- ---------------

+Performance is shown from date of initial public offering, May 1, 1996.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Bond Debenture Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The First Boston High Yield Index is representative of the lower rated debt (including straight-preferred stocks) investments in the portfolio; the Merrill Lynch All Convertible Index is representative of the equity-related securities in the portfolio; and Salomon Brothers Broad Investment High Grade Index is representative of the high-grade debt in the portfolio. The three indices chosen have elements of these three categories, but since there is no one index combining all three categories, these three separate indices may not be a valid comparison for the Portfolio. You may not directly invest in any of these indices. The indices do not reflect any expenses. Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains.

Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software and Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Mid-Cap Value Portfolio                 For the year ended 12/31/99
Managed by Lord, Abbett & Co.

--------------------------------------------------------------------------------

Market Review

After a tough start in early 1999, value investors were rewarded briefly in the second quarter as performance in the stock market broadened out after several quarters of very narrow leadership. The stocks of mid-sized companies handily outperformed the large-cap growth stocks that had dominated the attention of investors. Stocks then retreated during the third quarter as fears of rising interest rates and slower earnings growth dampened investors' enthusiasm. Market leadership again narrowed and only a few specific industries were able to post gains. Performance across various market indices was similar, unlike earlier in the year when large capitalization stocks were the dominant leaders. Once again, stocks snapped back in the final quarter of the year. However, only a narrow group of high performers continued to dominate the market as the stocks of technology and communication companies overwhelmed the performance of the broader indices. As evidence, the S&P Mid-Cap 400 BARRA Value Index (mid-sized companies whose stocks are considered "value" oriented) was up only 2.3% for 1999, while the S&P Mid-Cap 400 BARRA Growth Index (mid-sized companies whose stocks are considered "growth" oriented) advanced by 28.7%.1

Portfolio Review

Technology stocks performed strongly throughout the year and, consistent with the overall market, the Portfolio benefited from its technology holdings.
Investments in the electric utilities sector performed well as a result of a trend toward deregulation in the industry. Energy stocks were among the best performers during the third quarter, and the Portfolio benefited from its overweighting in this sector. Financial stocks were among the weakest performers. We consciously reduced the Portfolio's exposure to banks and other financial companies in 1998 and benefited in early 1999 from that decision. However, the few financial company stocks that we held (primarily insurance companies) provided positive contributions as fears of aggressive interest rate hikes by the Federal Reserve moderated and the prospect for insurance industry price hikes improved late in the year. Despite the bounce back in financials, we will probably remain underweighted in this group, as we see few catalysts to drive strong performance in this sector.

Outlook

With stocks of mid-sized companies selling at appealing discounts in comparison to large-company stocks and with many mid-sized companies displaying strong fundamentals and promising business developments, we believe the potential reward opportunities in the mid-cap value market are excellent. In our opinion, the greater risk now exists in stocks that have experienced the strongest recent performance; primarily large companies with strong expected earnings growth and technology companies. We feel these stocks have become very expensive relative to their fundamental business characteristics. We expect that a trend favoring value stocks will resume in 2000. We look forward to executing our research-driven, value-based investment strategy in such an environment.

Edward von der Linde
Portfolio Manager
Lord, Abbett & Co.

1The S&P Mid-Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains stocks with higher book-to-price ratios; conversely, the Growth Index includes stocks with lower book-to-price ratios. Indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.


Top 10 Holdings by Market Value
As of 12/31/99

                                                   % of portfolio
-------------------------------------------------- ---------------
Dynergy Inc.                                       4.0
-------------------------------------------------- ---------------
Polymer Group Inc.                                 3.8
-------------------------------------------------- ---------------
Cabletron Systems Inc.                             3.2
-------------------------------------------------- ---------------
CK Witco Corp.                                     3.1
-------------------------------------------------- ---------------
Varian Medical Systems Inc.                        3.1
-------------------------------------------------- ---------------
Varian Semiconductor Equipment Associates Inc.     2.9
-------------------------------------------------- ---------------
Mylan Laboratories Inc.                            2.9
-------------------------------------------------- ---------------
Illinova Corp.                                     2.8
-------------------------------------------------- ---------------
Caremark Rx Inc.                                   2.6
-------------------------------------------------- ---------------
EOG Resources Inc.                                 2.4
-------------------------------------------------- ---------------


------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99


LA mid cap pie chart

Energy                                  15.5
Finance                                 11.2
Utilities                               15.8
Not Classified                           8.4
Other                                    1.8
Capital Goods                            2.2
Technology                               8.2
Basic Industry                           7.8
Consumer Non Cyclicals                  22.1
Consumer Cyclicals                         7


    Mid-Cap Value Portfolio, managed by Lord Abbett vs. Russell Midcap Index2
                            Growth Based on $10,000+

                                  [Line Graph]

LA mid cap vs Rus mid cap plot points

                 LAmid cap          Russ mid cap
                   10000              10000
                   10440              10571
"12/97"            10490              10689
                   11361              11844
"6/98"             11308              11665
                    9383               9935
"12/98"            10606              11767
                   10125              11712
"6/99"             11829              12984
                   10940              11814
"12/99"            11211              13851



------------------------------------------- ---------------------
                            Average Annual

                            Return1

--------------------------- ---------------------
                            1 Year     Since

                                   inception+

--------------------------- ---------------------
Mid-Cap Value Portfolio

managed by Lord Abbett      5.71%      4.95%
--------------------------- ---------------------
Russell Midcap Index2       17.71%     14.77%
--------------------------- ---------------------

+Index is shown from the first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Mid-Cap Value Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The Russell Midcap Index measures the performance of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The index does not reflect any expenses.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software and Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Large Cap Research Portfolio                      For the year ended 12/31/99
Managed by Lord, Abbett & Co.

--------------------------------------------------------------------------------

Market Review

The year was characterized by continued overall strength in both the equity market and the U.S. economy, but also by rising interest rates and continued global deflationary pressures. These factors combined to create an environment that, among large companies, favored a very select group of growth stocks with stable earnings growth. With the exception of a brief broadening of the market during the second quarter, investors stayed with names familiar to them, investing in companies that exhibited strong earnings and recent outstanding stock performance.

Portfolio Review

The Portfolio's performance was helped by our exposure to the technology sector. We are now beginning to pare back the Portfolio's allocation to technology stocks. The proceeds from those sales will most likely be used to increase our allocation to cyclical stocks such as paper, chemicals and electrical equipment, as well as other industrial stocks that tend to reflect the improving global economies.

We also began focusing some attention on the property and casualty insurance sector, and will seek out companies in this market segment that display improving fundamentals. At the same time, we were generally underweighted in financial companies, which worked to the Portfolio's advantage since many of these stocks continued to struggle as interest rates increased. Our holdings in health care services hurt the Portfolio, as political issues and government influence hampered the performance of these companies. Furthermore, electric utilities stocks, which typically do not perform well in a rising interest rate environment, also underperformed.

Outlook

We anticipate that the global economy will maintain steady improvement. We continue to be encouraged by low inflation rates and minimal trade restrictions around the world. As we begin the New Year, we believe that global cyclicals, (paper, chemicals and electric equipment) are among the best values in the market. Many financial services companies currently display solid fundamentals and, save for an increase in short-term interest rates by the Federal Reserve, we will likely add to our exposure in this area.

There are some signs that the U.S. economy may be moderating. As consumer debt levels climb, and mortgage refinancings, which reduce consumers' monthly mortgage payments, decrease, a slowdown in consumer spending is possible. Consequently, we remain moderately underweighted in consumer stocks, especially those that are highly sensitive to changes in economic activity.

Robert Morris
Portfolio Manager
Lord, Abbett & Co.


Top 10 Holdings by Market Value
As of 12/31/99

                                                 % of
                                                 portfolio

------------------------------------------------ -------------
Exxon Mobil Corp.                                4.4
------------------------------------------------ -------------
Unisys Corp.                                     3.3
------------------------------------------------ -------------
Computer Sciences Corp.                          2.9
------------------------------------------------ -------------
Qualcomm Inc.                                    2.8
------------------------------------------------ -------------
Aon Corp.                                        2.5
------------------------------------------------ -------------
AT&T Corp.                                       2.3
------------------------------------------------ -------------
Apple Computer Inc.                              2.2
------------------------------------------------ -------------
Marsh & McLennan Co. Inc.                        2.2
------------------------------------------------ -------------
First Data Corp.                                 2.2
------------------------------------------------ -------------
Compaq Computer Corp.                            2.1
------------------------------------------------ -------------


------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99


LA lg cap pie chart

Capital Goods                            6.5
Conglomerates                            1.1
Technology                              22.9
Basic Industry                           7.4
Transportation                           0.4
Consumer Non Cyclicals                     9
Consumer Cyclicals                      10.6
Energy                                   9.9
Finance                                 14.5
Utilities                                7.4
Not Classified                           1.9
Other                                    8.4


     Large Cap Research Portfolio, managed by Lord Abbett vs. S&P 500 Index
                            Growth Based on $10,000+

                                  [Line Graph]

LA lg cap vs S&P500 plot points

                 LA Large Cap         S&P500
                   10000              10000
                   10040              10532
"12/97"             9926              10789
                   11298              12249
"6/98"             11452              12606
                   10035              11307
"12/98"            12014              13666
                   12436              14301
"6/99"             13631              15261
                   13131              14261
"12/99"            15083              16335



-------------------------------- --------------------- ---------------
                                 Average Annual

                                 Return1

-------------------------------- --------------------- ---------------
                                 1 Year                Since
                                                       inception+
-------------------------------- --------------------- ---------------
Large Cap Research Portfolio,
managed by Lord Abbett           25.54%                18.96%
-------------------------------- --------------------- ---------------
S&P 500 Index                    21.04%                23.05%
-------------------------------- --------------------- ---------------

+Index is shown from first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Large Cap Research Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns for the graph above were generated by Cova from CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Developing Growth Portfolio                         For the year ended 12/31/99
Managed by Lord, Abbett & Co.

--------------------------------------------------------------------------------

Market Review

The year was interesting for the stock markets. Many of the broad indexes (S&P 5001, Russell 20002, etc.) posted returns in excess of 20%. However, overall performance of these indexes was driven by a relatively narrow group of stocks. Stocks of technology and internet companies, which were subject to some volatility, influenced performance the most in the small-cap growth sector throughout the year.

Portfolio Review

Careful bottom-up stock selection contributed to the Portfolio's positive return throughout the year. The Portfolio's overall performance was most significantly affected by our overweighting in technology stocks, which benefited from rapid multiple expansion and strong earnings growth. In addition, the Portfolio was overweighted in the retail and leisure industries, where we uncovered several opportunities as a result of our ongoing, proprietary research.

We reduced our exposure to the healthcare stocks as influence from Washington, D.C. and market speculation regarding possible government intervention, made 1999 a disappointing year for the healthcare sector. Many information technology
(IT) services companies also experienced some difficulty surrounding Y2K spending. In addition, the Portfolio was underweighted in financial services stocks, because we did not believe this area offered the long-term earnings growth potential we sought. With the exception of a resurgence in energy stocks, we saw very few "themes" emerge during the third quarter. Our best investment returns were company-specific rather than sector-wide.

For the remainder of the year, we continued our aggressive pursuit of companies with strong earnings and the potential for outstanding growth. The Portfolio's performance was positively impacted by companies in the technology outsourcing area that focus on helping corporate America implement and operate Internet businesses. Some of the smallest companies we owned posted earnings slightly below expectations, in some cases citing business slowdowns due to anticipated Y2K problems. The technology weighting in the Portfolio expanded solely as a function of the strong performance by companies in the technology universe in recent months.

Outlook

We are encouraged that the economy continues to exhibit steady growth, but remain watchful of consumer debt levels and interest rates, as well as overall consumer confidence. In the New Year, we believe that many small companies will experience solid earnings growth. Based on our belief that many small companies currently have attractive fundamentals and offer very good relative value versus large-company stocks, we expect small-cap stocks to deliver good relative performance in the future. The Portfolio management team continues to focus on companies with strong earnings potential and outstanding growth prospects across a diverse group of industries.

Stephen J. McGruder
Portfolio Manager
Lord, Abbett & Co.

1The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.


Top 10 Holdings by Market Value
As of 12/31/99

                                              % of portfolio
--------------------------------------------- ---------------
Cambridge Technology Partners Inc.            3.0
--------------------------------------------- ---------------
S1 Corp.                                      2.8
--------------------------------------------- ---------------
NBC Internet Inc. Class A                     2.6
--------------------------------------------- ---------------
Teletech Holdings Inc.                        2.4
--------------------------------------------- ---------------
Plantronics, Inc.                             2.4
--------------------------------------------- ---------------
Sawtek Inc.                                   2.3
--------------------------------------------- ---------------
Micros Systems Inc.                           2.2
--------------------------------------------- ---------------
Radisys Corp.                                 2.1
--------------------------------------------- ---------------
Xircom Inc.                                   1.8
--------------------------------------------- ---------------
Student Advantage Inc.                        1.5
--------------------------------------------- ---------------


-----------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99


LA dev growth pie chart

Technology                              26.4
Health Care                              7.1
Consumer Discretionary                  26.9
Consumer Staples                         2.2
Other Energy                             4.2
Materials and Processing                 3.1
Producer Durables                        9.8
Auto and Transportation                  0.9
Financial Services                       4.7
Utilities                                4.9
Not Classified                           4.4
Other                                    5.4


   Developing Growth Portfolio, managed by Lord Abbett vs. Russell 2000 Index2
                            Growth Based on $10,000+

                                  [Line Graph]

LA dev grow vs Rus 2000 plot points

               LA Dev Growth      Russell 2000
                  10000              10000
                  11190              10732
"12/97"           10552              10372
                  11732              11416
"6/98"            11419              10883
                   8927               8691
"12/98"           11248              10108
                  11509               9560
"6/99"            13020              11046
                  12289              10348
"12/99"           14901              12224



--------------------------------- --------------------- ---------------
                                 Average Annual

                                  Return1

--------------------------------- --------------------- ---------------
                                  1 Year                Since
                                                        inception+
--------------------------------- --------------------- ---------------
Developing Growth Portfolio

managed by Lord Abbett            32.47%                18.35%
--------------------------------- --------------------- ---------------
Russell 2000 Index2               21.26%                8.87%
--------------------------------- --------------------- ---------------

+Index is shown from the first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Developing Growth Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software and Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             For the year ended 12/31/99
Managed by Lord, Abbett & Co.

--------------------------------------------------------------------------------

Market Review

Since 1997, low interest rates and a deceleration in earnings drove the U.S. equity market. This environment favored a very select group of large-cap stocks that had stable earnings growth. Rather than venturing into unknown waters, investors stayed the course and continued to purchase names familiar to them, remaining with companies that exhibited strong earnings and/or good recent stock performance. The first quarter of 1999 saw a continuation of this trend, with large-cap growth stocks continuing to dominate the market. In the second quarter we saw a broadening of the market, where for the first time in many quarters value outperformed growth, and small- and mid-cap stocks outperformed large-cap issues. Towards the end of the year, the trend reversed once again, and growth stocks returned to favor. Global growth rates continued to surge throughout 1999, instilling inflationary concerns in many investors. The Federal Reserve Board responded by initiating a series of fall rate hikes that have normalized U.S. interest rates from their record lows last year.

Portfolio Review

In early 1999, we sold some of our holdings in non-cyclical stocks, such as technology, healthcare and pharmaceuticals, because they approached what we believed to be their full values. We then used the proceeds to build or add to positions in stocks of undervalued cyclical companies in the manufacturing and commodities industries. When cyclical stocks advanced in April, the Portfolio was well positioned to benefit from the upswing. Anticipating some improvement in the global economy, we made an early entry into the energy sector that paid off well in both the first half of the year and in the third quarter. Rising interest rates in the latter part of the year caused interest-rate-sensitive sectors such as electric utilities and financial services to underperform. However, technology stocks demonstrated tremendous relative strength despite their high valuations. Over the course of the year, the Portfolio remained underweighted in financial services companies in anticipation of rising interest rates, although we maintained a focus on property and casualty insurance companies, as this market segment continues to benefit from industry consolidation. We were well positioned to benefit from the leadership position of the technology sector, and many of our technology holdings posted strong gains. We also increased our exposure in basic materials industries, in anticipation of further global economic recovery in 2000 and beyond.

Outlook

We expect to see global economic growth continue throughout the coming year. In response, we are investing in companies that are likely to benefit from this recovery, such as those producing basic materials and capital goods. In the U.S., some signs are emerging that the economy may be moderating, which diminishes the risk of significant future U.S. interest rate hikes. As a result, we are reconsidering financial services stocks, many of which display solid fundamentals at attractive prices. We believe that any possibility of a future interest rate increase is already reflected in the low stock prices of these companies.

W. Thomas Hudson Jr.
Portfolio Manager
Lord, Abbett & Co.




Top 10 Holdings by Market Value
As of 12/31/99

                                                     % of portfolio
---------------------------------------------------- -----------------
International Paper Co.                              2.8
---------------------------------------------------- -----------------
Exxon Mobil Corp.                                    2.6
---------------------------------------------------- -----------------
Alcoa Inc.                                           2.5
---------------------------------------------------- -----------------
Oracle Corp.                                         2.5
---------------------------------------------------- -----------------
American General Corp.                               2.4
---------------------------------------------------- -----------------
Honeywell International Inc.                         2.3
---------------------------------------------------- -----------------
AT&T Corp.                                           2.2
---------------------------------------------------- -----------------
Aon Corp.                                            2.1
---------------------------------------------------- -----------------
Dow Chemical Co.                                     2.0
---------------------------------------------------- -----------------
IBM Corp.                                            2.0
---------------------------------------------------- -----------------


-------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99

LA G&I pie chart


Capital Goods                            6.7
Conglomerates                            1.2
Technology                              18.7
Basic Industry                            11
Consumer Non-Cyclicals                   9.4
Consumer Cyclicals                       9.7
Energy                                  11.8
Finance                                   17
Utilities                               10.9
Other                                    3.6


       Lord Abbett Growth and Income Portfolio, managed by Lord Abbett vs.
                                 S&P 500 Index2
                            Growth Based on $10,000+

                                  [Line Graph]


Lord Abbett G&I vs S&P500 plot points

                  LA               S&P 500
                 10000              10000
                  9829              10053
"6/99"           10958              10727
                 10083              10024
"12/99"          11138              11482



----------------------------------- ----------------
                                 Total Return 1

----------------------------------- ----------------
                                    Since

                                   inception+

----------------------------------- ----------------
Lord Abbett Growth and Income
Portfolio, managed by Lord Abbett   11.38%
----------------------------------- ----------------
S&P 500 Index 2                     16.79%
----------------------------------- ----------------

+Index is shown from first full month since inception (1/8/99).

1 "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the LA Growth and Income Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by Cova from CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Balanced Portfolio                                  For the year ended 12/31/99
Managed by Mississippi Valley Advisors

--------------------------------------------------------------------------------

The stock market finished the year with a phenomenal surge and the S&P 5001 gained 21.04% for the year. While substantial, these gains were miniscule compared to the 85% increase in the NASDAQ Composite Index2. It was only the second time in the composite's history that it was able to rally more than 40%. Given that the S&P 500 has advanced for eight of those nine years, one could call for some caution looking forward. Most market strategists have some concern for the market in 2000. GDP, corporate profits, and inflation concerns will be major factors in the determination of the success of the stock market next year.

The bond market ended the reporting period, and entire year, in negative territory. The bellwether 30-year bond ended the quarter down 4%, and ended the year down over 15%. With the last of three rate hikes in 1999 on November 16, the Fed felt confident that a 5.50% Fed funds rate would be a sufficient level to help balance the economy. Many bond-market strategists and economists are calling for three more rate hikes in the first six months of the year 2000. This summer's 6.28% high in the 30-year bond has been surpassed. Most likely the stock market will give us an additional clue as to the Fed's next rate hike.

The prospect of declining economic growth and corporate profits suggests a defensive stock mix.

Peter Merzian
Portfolio Manager

Mississippi Valley Advisors

1 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.


Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                           % of portfolio
------------------------------------------ -----------------
FNMA Bond (6.0%, 2013)                     5.0%
------------------------------------------ -----------------
U.S. Treasury Note (7.25%, 2004)           3.8
------------------------------------------ -----------------
U.S. Treasury Note (6.625%, 5/15/07)       3.7
------------------------------------------ -----------------
U.S. Treasury Note (6.0%, 8/15/09)         2.4
------------------------------------------ -----------------
Applied Materials Inc.                     2.1
------------------------------------------ -----------------
KLA-Tencor Corp.                           2.0
------------------------------------------ -----------------
Du Pont (E.I.) de Nemours (8.25%, 2006)    1.9
------------------------------------------ -----------------
Wal-Mart Stores Inc.                       1.9
------------------------------------------ -----------------
U.S. Treasury Note (6.375%, 2002)          1.8
------------------------------------------ -----------------
U.S. Treasury Note (6.375%, 2000)          1.8
------------------------------------------ -----------------


--------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99

MVA Balanced pie chart


Consumer Growth                         11.6
Technology                              13.6
Interest Sensitive                        10
Consumer Staples                         4.3
Industrial Cyclicals                       7
Energy                                   2.8
Capital Goods                            2.2
Consumer Cyclicals                       0.5
Corporate Securities                    12.4
U.S. Treasury and Agency Securities     25.9
Other                                    9.7


                         Balanced Portfolio, managed by

                     Mississippi Valley Advisors vs. Indices
                            Growth Based on $10,000+

                                  [Line Graph]


MVA Balanced vs S&P500 and Salomon Bros. Broad

                    MVA Bal.            S&P 500          Salomon Bros. Broad
                     10000              10000                   10000
                     10510               9926                   10060
"12/97"              10601              10169                   10356
                     11346              11545                   10523
"6/98"               11327              11881                   10767
                     10760              10657                   11213
"12/98"              12013              12881                   11263
                     12139              13480                   11207
"6/99"               12887              14384                   11107
                     12222              13441                   11188
"12/99"              12870              15396                   11168



------------------------- ---------------------- ---------------
                          Average Annual

                          Return1

------------------------- ---------------------- ---------------
                           1 Year                 Since
                                                 inception+
------------------------------------------- ---------------
Balanced Portfolio,
managed by MVA              7.14%                 10.60%
------------------------------------------- ---------------
S&P 500 Index              21.04%                 18.84%
------------------------------------------- ---------------
Salomon Brothers

BIG Index                  -0.84%                  4.52%
------------------------------------------- ---------------

+Index is shown from the first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Balanced Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Equity Income Portfolio                             For the year ended 12/31/99
Managed by Mississippi Valley Advisors

--------------------------------------------------------------------------------

The Equity Income Portfolio finished the year with a 2.51% return, compared to a 20.92% return of its benchmark Russell 1000 Index.1 Earlier in the year, the Portfolio benefited from continued strength in the U.S. economy, and improving economic trends worldwide helped focus investor attention back on cyclical stocks. In addition, higher interest rates during the period put pressure on some of the more overvalued higher multiple growth stocks, which in turn helped the valued segment of the market show improvement. The fourth quarter of 1999 proved to be a disappointing one for value investors. Rising interest rates once again took their toll on banks and utilities. Consumer product stocks turned in mixed performances, while pharmaceuticals lagged the overall market. Technology stocks turned in a strong performance, as did our industrial cyclical holdings, which were benefiting from a strong economy. Oil companies took a breather from their good showing during the first three-quarters of the year, as oil prices stopped going up.

The normal catalysts for value stocks to do well (a strong economy, accelerating earnings growth and rising interest rates), have all taken place, but the market continues to focus on large cap growth, especially technology, and more specifically Internet related issues. How large the valuation gap can become is anyone's guess, but it would appear to be at a fairly extreme level at present.

We continue to believe the value sector  holds above  average  return  potential
over  the  next  12-24  months,   especially   with  many  worldwide   economies
strengthening and the U.S. economy continuing to maintain its solid growth.

Gregory A. Glidden
Portfolio Manager

Mississippi Valley Advisors

1 The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. The Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index does not include fees or expenses and is not available for direct investment.


Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                 % of portfolio
--------------------------------- ----------------
SPDR Trust Unit                   5.0
--------------------------------- ----------------
Alcoa Inc.                        2.7
--------------------------------- ----------------
Sysco Corp.                       2.5
--------------------------------- ----------------
Pepsico Inc.                      2.3
--------------------------------- ----------------
USX - U.S. Steel Group Inc.       2.3
--------------------------------- ----------------
GTE Corp.                         2.2
--------------------------------- ----------------
First Data Corp.                  2.2
--------------------------------- ----------------
Murphy Oil Corp.                  2.1
--------------------------------- ----------------
Intel Corp.                       2.1
--------------------------------- ----------------
Baxter International Inc.         2.0
--------------------------------- ----------------


--------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99

MVA equity inc. pie chart

Interest Sensitive             35.3
Energy                          8.3
Consumer Growth                 9.4
Industrial Cyclical            12.3
Consumer Staples                9.1
Technology                      8.6
Capital Goods                     1
Consumer Cyclical               3.3
Other                          12.7



                       Equity Income Portfolio, managed by
                  Mississippi Valley Advisors vs. Russell 1000
                            Growth Based on $10,000+

                                  [Line Graph]

MVA equity inc vs russ 1000 plot points

                 MVA Equity Inc.       Russell 1000
                    10000                 10000
                    10900                 10051
"12/97"             11269                 10353
                    12656                 11737
"6/98"              12427                 12031
                    11266                 10790
"12/98"             12323                 13151
                    12354                 13693
"6/99"              13700                 14670
                    12631                 13701
"12/99"             12632                 15902



---------------------------- --------------------- -----------------
                                Average Annual

                                Return1

---------------------------- --------------------- -----------------
                                1 Year             Since inception+
---------------------------- --------------------- -----------------
Equity Income Portfolio,
managed by MVA                    2.51%               9.78%
---------------------------- --------------------- -----------------
Russell 1000 Index               20.92%              20.39%
---------------------------- --------------------- -----------------

+Index is shown from the first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Equity Income Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Growth & Income Equity Portfolio             For the year ended 12/31/99
Managed by Mississippi Valley Advisors

--------------------------------------------------------------------------------

The Growth & Income Equity Portfolio finished the year with a 16.17% return, compared to a 21.04% return of its benchmark S&P 500 Index.1 Over the year, the Portfolio benefited from continued improvement in the global economy, which had a direct impact on energy stocks and economically sensitive stocks. In the second quarter, value investing came into vogue and small caps became more interesting than large cap growth. The fourth quarter of 1999 staged a strong recovery following the seasonal weakness experienced in the third quarter.
Despite a more stringent Federal Reserve policy and nine years of economic expansion, the equity market posted double-digit gains lead by the technology and telecom sectors. For the 5th year in a row, the equity market has had an upward bias despite the fact that it has become more pyramidal in nature in that as the market moves higher fewer stocks are participating. This is evidenced by the fact that 57% of the equities in the S&P 500 posted negative returns for the year. Equity purchases have focused on momentum and ignored value, thus while some sectors of the market are overvalued some sectors appear to be undervalued.

Fears of inflation and global economic expansion have caused the recent back up in interest rates. This global recovery should benefit the industrial cyclical and capital goods sectors of the market.

With stocks near record valuation levels, we continue to be cautious and focus on the most attractive relative values that would include specialty retailers, financials, industrial cyclical and selected technology stocks. Our portfolio remains well diversified and biased towards predictable growth.

Equity Committee
Mississippi Valley Advisors

1 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.


Top 10 Holdings by Market Value
As of 12/31/99

                               % of portfolio
------------------------------ ---------------
BMC Software Inc.              4.1
------------------------------ ---------------
Applied Materials Inc.         3.9
------------------------------ ---------------
KLA-Tencor Corp.               3.7
------------------------------ ---------------
Wal-Mart Stores Inc.           2.9
------------------------------ ---------------
General Electric Co.           2.6
------------------------------ ---------------
Microsoft Corp.                2.5
------------------------------ ---------------
Alcoa Inc.                     2.5
------------------------------ ---------------
Sysco Corp.                    2.5
------------------------------ ---------------
Altera Corp.                   2.4
------------------------------ ---------------
Hewlett Packard Co.            2.3
------------------------------ ---------------


------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 12/31/99

MVA G&I Equity pie chart

Consumer Growth              21.6
Technology                   28.6
Interest Sensitive           17.6
Industrial Cyclicals         13.7
Energy                          5
Consumer Staples              8.1
Capital Goods                 4.2
Consumer Cyclical             1.2



                  Growth & Income Equity Portfolio, managed by
                  Mississippi Valley Advisors vs. S&P 500 Index

                            Growth Based on $10,000+

                                  [Line Graph]


MVA G&I Equity vs S&P500 plot points

                    MVA G&I              S&P 500
                     10000                10000
                     10772                 9926
"12/97"              10826                10169
                     12191                11545
"6/98"               11976                11881
                     10344                10657
"12/98"              12445                12881
                     12746                13480
"6/99"               14167                14384
                     13006                13441
"12/99"              14457                15396



----------------------------- ---------------- ----------------
                              Average Annual

                              Return1

----------------------------- ---------------- ----------------
                              1 Year           Since
                                               inception+
----------------------------- ---------------- ----------------
Growth and Income Equity

Portfolio, managed by MVA      16.17%           15.86%
----------------------------- ---------------- ----------------
S&P 500 Index                  21.04%           18.84%
----------------------------- ---------------- ----------------

+Index is shown from the first full month since Portfolio's inception.

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Growth and Income Equity Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Riggs U.S. Government Securities Portfolio          For the year ended 12/31/99
Managed by Riggs Bank N.A.

--------------------------------------------------------------------------------

The fixed income markets experienced their second worst performance in 50 years during 1999. Only 1994 surpassed this year in generating negative rates of return. From a year, which began with expectations of a slowing economy, accompanied by declining rates, 1999 turned into a very powerful bear market. The continued residual from both the Russian default and the Long Term Capital rescue did not slow the U.S. economy in 1999. In fact GDP is expected to have grown in excess of 4.00% during the year. In addition, oil prices, which began the year by falling to their lowest level since April 1986, ended 1999 at $25.60 or more than double the low of $11.26 reached in February.

The Federal Reserve took back its three twenty-five basis point easings of 1998 by tightening 25 basis points in June, August and November. Granted the easings of 1998 were attributable to the crisis surrounding Russia and Long Term Capital, the tightenings still weighed on the bond market. The resiliency of the U.S. economy to withstand the global problems and continue to expand at a 4.00% rate surprised most economists, and probably the Fed. Add the fact that unemployment reached its lowest level since January 1970 and you have a central bank concerned about inflationary pressures. The only reassuring factor limiting the Fed from tightening more rapidly was the continued rise in productivity and the tame core inflation rate.

The fourth quarter's major highlight surrounded the Y2K issue. The Fed announced in December that it would have tightened or at least gone to a bias favoring tightening had it not been for the uncertainty surrounding any Y2K glitches. In addition, corporations, banks and individuals increased their liquidity to varying degrees into year-end 1999. Inventories and supplies were stockpiled "just in case". The bond market continued to deteriorate in the fourth quarter as the majority of economic indicators pointed toward continued strength instead of any weakening trend. This combined with the low unemployment rate led most bond participants to question the "new paradigm" of strong growth and low inflation. The result was that the yield curve flattened as rates rose in anticipation of future tightening in 2000.

Following the end of the Y2K uncertainty, the Fed should respond by increasing interest rates in 2000. We believe the Fed will likely wish to get its restrictive monetary policy out of the way before the national conventions and presidential elections. Thus the Fed is likely to respond to any hint of inflation or continued strength in the economy by hiking rates. There are several caveats to our forecast. The first is that any substantial "meltdown" in the equity market would likely short circuit this bear market and force the Fed to end its tightening and even ease to restore confidence. The second is the dollar. The United States is running the highest trade deficit of the western industrialized nations. Any substantial decline in the dollar could cause a rise in inflationary expectations and rates, which would have a negative effect on equities.

John Lockhart
Portfolio Manager
Riggs Bank N.A.


Top Portfolio Holdings by Market Value
As of 12/31/99

                                     % of

                                    portfolio

------------------------------------ --------------
FHLB (7.2%, 2009)                    17.7
------------------------------------ --------------
FHLB (8.0%, 2009)                    16.3
------------------------------------ --------------
FFCB (7.1%, 2005)                    16.3
------------------------------------ --------------
FHLMC (7.76%, 2009)                  11.4
------------------------------------ --------------
U.S. Treasury Note (6.875%, 2006)    8.4
------------------------------------ --------------
U.S. Treasury Note (6.625%, 2007)    8.3
------------------------------------ --------------
U.S. Treasury Note (6.5%, 2006)      8.2
------------------------------------ --------------
GNMA (7.0%, 2007)                    7.1
------------------------------------ --------------
FNMA (7.40%, 2014)                   6.3
------------------------------------ --------------


---------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 12/31/99

Riggs U.S. Government Securities

FHLB                          34
FFCB                        16.3
FNMA                         6.3
FHLMC                       11.4
GNMA                         7.1
U.S. Treasury               24.9


                  Riggs U.S. Government Securities, managed by
            Riggs Bank N.A. vs. Lehman Brothers Government Bond Index
                            Growth Based on $10,000+

                                  [Line Graph]

PLOT POINTS

Riggs U.S. Government Securities portfolio vs.
Lehman Bros. Government Bond Index

                                  Riggs Lehman

                 "6/99"

                                 10000           10000
                 "12/99"          9882            9935


------------------------------------------- ----------------
                                            Total Return1
------------------------------------------- ----------------
                                            Since
                                            inception+
------------------------------------------- ----------------
Riggs U.S. Government Securities
Portfolio, managed by

Riggs Bank N.A.                             -1.18%
------------------------------------------- ----------------
Lehman Brothers Gov. Bond Index             -0.79%
------------------------------------------- ----------------

+Index is shown from the first full month since Portfolio's inception (11/3/99).

1 "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the U.S. Government Securities Portfolio managed by Riggs Bank N.A. and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------
Riggs Stock Portfolio                               For the year ended 12/31/99
Managed by Riggs Bank N.A.

--------------------------------------------------------------------------------

The equity markets were immune to the travails of the fixed income markets. Higher productivity, the "new" economy (i.e. technology), the Internet and e-commerce were the buzzwords that kept the stock market floating in the ether of the new valuation metrics. The old economy (anything not technology) was susceptible to the rising trend of interest rates and the competition from the new. The new versus the old produced a dichotomy in the equity markets that led to the most narrow momentum driven market in history.

Some interesting facts regarding the unusual stock market environment in the past year:

o A select group1 of about 5% of the stocks in the S&P 5002 produced nearly 100% of the index's returns.

o The median stock in the S&P 500 was up only 0.40%.

o    The  technology   sector  at  year-end   constituted   30%  of  the  market
     capitalization of the S&P 500 and accounted for roughly 70% of the return. Technology, up 109% in 1999, was by far the strongest sector.

The strong returns of the past several years (over 20% for each of the past five years for the S&P 500) are unlikely to be repeated over the next several years. Keep in mind, however, that many stocks have not participated in the success of late and may benefit to a greater degree as money shifts from technology into different sectors of the market. Though technology spending will continue to be robust as the communications revolution takes hold, the rate of growth in several segments of technology will decelerate from the higher-than-trend growth rate over the last few years. This was partly a function of corporations rushing to prepare themselves for Y2K, as well as the need to offset higher wages with improving productivity.

Further, through the downturn in world economies, larger companies have been able to maintain their earnings power by reducing input costs by taking advantage of lower commodity prices and by squeezing their suppliers. As the world economies begin to recover (their stock markets being a leading indicator), smaller companies may have a better chance of demonstrating an improving earnings trend relative to larger companies. In this respect, we believe there may be a broadening out of stock market returns to areas other than the technology sector. As this happens we are positioned to benefit in this diversified portfolio.

John Lockhart
Portfolio Manager
Riggs Bank N.A.

1 Microsoft, Cisco, General Electric, Wal-Mart, Oracle Systems, Nortel Networks, Qualcomm, Sun Microsystems, Citigroup, Intel, America Online, EMC Corp, Home Depot, Lucent Technologies, Motorola, American Intl Group, Hewlett-Packard, Texas Instruments, Morgan Stanley Dean Witter, Dell Computer

2 The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.


------------------------------------------------------------------------------
Sector Allocation (% of portfolio market value)
As of 12/31/99

Riggs Stock Portfolio largest sectors

Basic Materials                2.8
Energy                         5.6
Capital Goods                  7.6
Technology                    19.4
Health Care                    9.9
Consumer Cyclical             11.6
Consumer Services              5.6
Consumer Staples                10
Financials                    18.6
Utilities Gas & Electric       3.5
Utilities Telephone            5.4


Top 10 Portfolio Holdings by Market Value
As of 12/31/99

                                          % of portfolio
----------------------------------------- ----------------
Safeway, Inc.                             3.7
----------------------------------------- ----------------
Lucent Technologies, Inc.                 2.8
----------------------------------------- ----------------
International Business Machines Corp.     2.7
----------------------------------------- ----------------
Tyco International Ltd.                   2.6
----------------------------------------- ----------------
Philip Morris Co., Inc.                   2.6
----------------------------------------- ----------------
Exxon Mobil Corp.                         2.6
----------------------------------------- ----------------
SCI Systems, Inc.                         2.2
----------------------------------------- ----------------
Cisco Systems, Inc.                       2.2
----------------------------------------- ----------------
Cendant Corp.                             2.1
----------------------------------------- ----------------
Hartford Financial Services Group, Inc.   2.1
----------------------------------------- ----------------


                        Riggs Stock Portfolio, managed by

                        Riggs Bank N.A. vs. S&P 500 Index
                            Growth Based on $10,000+

                                  [Line Graph]


Riggs Stock Portfolio vs. S&P 500

                        Riggs Stock       S&P 500

"6/99"

                           10000           10000
"12/99"                    10178           10804



------------------------------ ----------------
                               Total Return1
------------------------------ ----------------
                               Since
                               inception+
------------------------------ ----------------
Riggs Stock Portfolio,
managed by Riggs Bank N.A.     1.78%
------------------------------ ----------------
S&P 500 Index                  8.04%
------------------------------ ----------------


+Index is shown from the first full month since Portfolio's inception (11/3/99).

1 "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Stock Portfolio managed by Riggs Bank N.A. and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

Graph prepared by Cova. The index returns in the graph above were generated by CDA Wiesenberger HySales software. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS





The Board of Trustees and Shareholders
Cova Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, International Equity Portfolio, Bond Debenture Portfolio, Mid-Cap Value Portfolio, Large Cap Research Portfolio, Developing Growth Portfolio, Lord Abbett Growth & Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Growth & Income Equity Portfolio, Riggs U.S. Government Securities Portfolio, and Riggs Stock Portfolio, portfolios of Cova Series Trust (the Trust), as of December 31, 1999 and the related statements of operations for the year or periods then ended and changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, International Equity Portfolio, Bond Debenture Portfolio, Mid-Cap Value Portfolio, Large Cap Research Portfolio, Developing Growth
Portfolio, Lord Abbett Growth & Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Growth & Income Equity Portfolio, Riggs U.S. Government Securities Portfolio, and Riggs Stock Portfolio, as of December 31, 1999, the results of their operations for the year or periods then ended, changes in their net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended in conformity with generally accepted accounting principles.

[KPMG logo]  [Graphic omitted]

Boston, Massachusetts
February 4, 2000

-------------------------------------------------------------------------------

COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 1999
(Percentage of Net Assets)

---------------------------------------------------------------------------------------
Security                                                                       Value
Description                                                    Shares         (Note 1)
---------------------------------------------------------------------------------------
Common Stocks - 95.2%
Advertising - 0.8%
24/7 Media, Inc.* ..............................................8,800       $  495,000
Digital Impact, Inc.* ..........................................2,700          135,338
Obie Media Corp. ...............................................9,100          105,788
Webstakes.com, Inc.*............................................9,200          181,700
                                                                         -------------
                                                                               917,826

                                                                         -------------
Apparel Retailers - 0.6%
AnnTaylor Stores Corp.*........................................19,800          681,863
                                                                       ---------------
Automotive - 1.0%
Dura Automotive Systems, Inc.* .................................7,000          122,063
Lithia Motors, Inc.* ..........................................14,100          252,038
Monaco Coach Corp.* ............................................9,300          237,731
National R.V. Holdings, Inc.* .................................17,100          329,175
Sonic Automotive, Inc. ........................................15,200          148,200
                                                                       ---------------
                                                                             1,089,207

                                                                       ---------------
Banking - 3.7%
BancorpSouth, Inc. .............................................5,300           86,456
Bank United Corp. .............................................25,300          689,425
Capital Crossing Bank* .........................................7,400           92,500
City National Corp. ............................................9,000          296,438
Colonial Bancgroup, Inc. ......................................39,500          409,813
Commercial Federal Corp. ......................................20,450          364,266
Community First Bankshares, Inc. ..............................22,700          357,525
Creditrust Corp.* ..............................................9,500           73,031
Gold Banc Corp., Inc. ..........................................4,800           43,200
Hamilton Bancorp, Inc.* .......................................14,300          253,825
MicroFinancial, Inc. ...........................................6,500           75,969
National Commerce Bancorp .....................................21,300          483,244
Pacific Century Financial Corp. ...............................13,700          256,019
Republic Security Financial Corp. .............................21,000          150,282
Sterling Bancshares, Inc. ......................................1,900           21,256
Summit Bancshares, Inc. ........................................4,800           88,800
Sun Bancorp, Inc. .............................................13,480          133,958
Westamerica Bancorp ............................................6,500          181,594
                                                                       ---------------
                                                                             4,057,601

                                                                       ---------------
Beverages, Food & Tobacco - 1.2%
American Italian Pasta Co.* ...................................13,700          421,275
Beringer Wine Estates Holdings, Inc.* ..........................8,700          346,913
Keebler Foods Co.* ............................................19,300          542,813
                                                                       ---------------
                                                                             1,311,001

                                                                       ---------------
Building Materials - 0.4%
Caprock Communications Corp.* ..................................8,800          285,450
Elcor Corp. ....................................................5,550          167,194
                                                                       ---------------
                                                                               452,644

                                                                       ---------------
Chemicals - 5.0%
Albemarle Corp. ...............................................24,200          464,338
Bush Boake Allen, Inc.* .......................................14,000          343,875
General Chemical Group, Inc. ..................................27,700           64,056
Gentek, Inc. ..................................................30,100          314,169
Geon Co. (The) ................................................40,700        1,322,750
Georgia Gulf Corp. ............................................45,600        1,387,950
Lyondell Petro Chemical Co. ...................................16,900          215,475
Minerals Technologies, Inc. ....................................5,500          220,344
Wellman, Inc. .................................................61,400        1,143,575
                                                                       ---------------
                                                                             5,476,532

                                                                       ---------------
Commercial Services - 2.9%
FreeMarkets, Inc.* ...............................................600          204,788
Media Metrix, Inc.* ............................................7,600          271,700
Modis Professional Services, Inc.* ............................18,600          265,050
NetRatings, Inc.* ..............................................5,100          245,438
On Assignment, Inc.* ..........................................16,500          492,938
Pfsweb, Inc* ...................................................1,300           48,750
Profit Recovery Group International, Inc. (The) ................3,850          102,266
Regis Corp. ...................................................14,650          276,519
Trimeris, Inc.* ................................................9,200          217,350
Wind River Systems, Inc.* .....................................29,300        1,073,113
                                                                        --------------
                                                                             3,197,912

                                                                        --------------
Communications - 3.9%
Advanced Fibre Communications, Inc.* ..........................29,200        1,304,875
Allegiance Telecom, Inc.* .....................................12,000        1,107,000
Juniper Networks, Inc.* ........................................1,300          442,000
L-3 Communications Holdings, Inc.* ............................17,000          707,625
Seachange International, Inc. .................................13,950          493,481
Williams Communications Group, Inc.* ...........................6,400          185,200
                                                                         -------------
                                                                             4,240,181

                                                                         -------------
Computer Software & Processing - 20.4%
3DO Co. (The)* ................................................21,700          197,335
Accrue Software, Inc.* .........................................8,000          433,000
Agency.COM., Inc.* .............................................2,700          137,700
Aether Systems, Inc.* ..........................................2,000          143,250
Agile Software Corp.* ..........................................1,200          260,681
Akamai Technologies, Inc.* .....................................1,700          556,963
Alteon Websystems, Inc.* .......................................1,500          131,625
Art Technology Group, Inc.* ....................................6,600          845,625
Business Objects S.A. (ADR)* ...................................2,100          280,613
CareInsite, Inc.* ..............................................6,000          483,000
C-bridge Internet Solutions, Inc.* .............................1,000           48,625
CheckFree Corp.* ..............................................17,900        1,870,540
Clarent Corp.* .................................................6,900          536,475
Computer Horizons Corp.* ......................................27,500          445,156
Digex, Inc.* ...................................................4,700          323,125
eGain Communications Corp.* ....................................4,500          169,875
eSPEED, Inc. (Class A)* ........................................7,000          248,938
Excalibur Technologies Corp.* .................................19,200          396,000
Exchange Applications, Inc.* ...................................6,300          352,013
E. Piphany, Inc.* ..............................................1,800          401,625
Gartner Group, Inc. (Class A)..................................17,500          266,875
IDX Systems Corp.* .............................................7,500          234,375
Ilife.com Inc. * ...............................................4,900           22,050
Informatica Corp* ..............................................6,600          702,075
Informix Corp.* ...............................................35,900          410,606
Interleaf, Inc.* ...............................................5,500          184,938
Liberate Technologies, Inc.* ...................................2,800          719,600
Liquid Audio, Inc.* ............................................6,500          170,625
Looksmart, Ltd.* ..............................................12,900          348,300
Mediaplex, Inc.* ...............................................4,100          257,275
Metasolv Software, Inc.* .......................................2,300          188,025
MicroStratetgy, Inc.* .........................................11,000        2,309,980
National Information Consortium, Inc.* .........................6,400          204,800
Net Perceptions, Inc.* ........................................10,900          457,800
Official Payments Corp.* .......................................1,900           98,800
Ondisplay, Inc.* .................................................900           81,788
OpenTV Corp.* ..................................................2,100          168,525
Packeteer, Inc.* ...............................................7,800          553,800
PcOrder.com, Inc.* .............................................4,800          244,800
Peregrine Systems, Inc.* .......................................4,600          387,263
Preview Systems, Inc.* .........................................1,200           77,850
Proxicom, Inc.* ................................................6,000          745,875
Quokka Sports, Inc.* ...........................................8,800          115,500
Rainmaker Systems, Inc.* .......................................5,700          115,425
Retek Inc.* ....................................................5,700          428,925
Sanchez Computer Associates, Inc. .............................16,200          667,238
Software.com, Inc.* ............................................3,700          355,200
Source Information Management Co. (The)* ......................22,400          375,200
Technology Solutions Co.* .....................................13,100          429,025
Tumbleweed Communications Corp.* ..............................10,300          872,925
Verio Inc. ....................................................13,000          600,438
Viant Corp.* ...................................................4,100          405,900
Watchguard Technologies, Inc.* ................................11,200          338,800
WebTrends Corp.* ...............................................4,700          380,700
                                                                         -------------
                                                                            22,183,465

                                                                         -------------
Computers & Information - 0.9%
Va Linux Systems, Inc.* ........................................2,200          454,575
Visual Networks, Inc.* .........................................6,800          538,900
                                                                         -------------
                                                                               993,475

                                                                         -------------
Containers & Packaging - 0.3%
American National Can Group, Inc. .............................14,700          191,100
Ivex Packaging Corp.* .........................................17,400          174,000
                                                                         -------------
                                                                               365,100

                                                                         -------------
Cosmetics & Personal Care - 0.4%
Alberto-Culver Co. (Class B)...................................17,000          438,813
                                                                        --------------
Electric Utilities - 1.0%
Cleco Corp. ...................................................25,800          827,213
Rare Medium Group, Inc.* .......................................7,700          262,763
                                                                         -------------
                                                                             1,089,976

                                                                         -------------
Electronics - 7.3%
ACT Manufacturing, Inc.* ......................................12,300          461,250
Applied Micro Circuits Corp. ..................................14,300        1,819,675
ATMI, Inc.* ...................................................20,400          674,475
Caliper Technologies Corp.* ....................................1,800          120,150
C-Cube Microsystems Inc.* ......................................5,800          361,050
Cobalt Networks, Inc.* .........................................1,900          205,913
E-Tek Dynamics, Inc.* ..........................................6,900          928,913
Exar Corp.* ...................................................13,900          818,363
Finisar Corp.* .................................................3,600          323,550
Power-One, Inc.* ..............................................12,500          572,656
Sage, Inc.* ....................................................2,200           42,625
SDL, Inc. ......................................................4,400          959,200
Silicon Image, Inc.* ...........................................5,400          378,338
Sycamore Networks, Inc.* .........................................400          123,200
World Access, Inc.* ...........................................11,500          221,375
                                                                          ------------
                                                                             8,010,733

                                                                          ------------
Entertainment & Leisure - 2.2%
Anchor Gaming* ................................................16,800          729,750
Boca Resorts, Inc.* ...........................................14,700          143,325
Cinar Corp.* ..................................................20,300          497,350
JAKKS Pacific, Inc.* ...........................................3,500           65,406
Premier Parks, Inc.* ..........................................15,300          441,788
Ticketmaster Online-CitySearch, Inc.* ..........................8,500          326,719
World Wrestling Federation Entertainment, Inc.* ................8,600          148,350
                                                                         -------------
                                                                             2,352,688

                                                                         -------------
Financial Services - 1.7%
Allied Capital Corp. ..........................................23,800          435,838
American Home Mortgage Holdings, Inc.* ........................11,900           78,838
Gabelli Asset Management, Inc.* ...............................14,000          227,500
Heller Financial, Inc. ........................................28,500          571,781
Ocwen Financial Corp.* ........................................24,900          155,625
TD Waterhouse Group, Inc.* ....................................16,700          274,506
Web Street, Inc.* .............................................10,400          128,700
                                                                          ------------
                                                                             1,872,788

                                                                          ------------
Food Retailers - 0.0%
Webvan Group Inc.* .............................................2,100           34,650
                                                                         -------------
Forest Products & Paper - 1.4%
Buckeye Technologies, Inc.* ...................................15,700          233,538
Caraustar Industries, Inc. ....................................31,900          765,600
Universal Forest Products, Inc. ...............................36,200          533,950
                                                                          ------------
                                                                             1,533,088

                                                                          ------------
Health Care Providers - 0.1%
Women First Healthcare, Inc.* .................................14,800           77,700
                                                                        --------------
Heavy Machinery - 3.0%
Applied Science and Technology, Inc.* ..........................8,100          269,199
CNH Global N.V. ...............................................24,300          323,494
Dycom Industries, Inc.* ........................................4,300          189,469
IDEX Corp. ....................................................10,300          312,863
Kennametal, Inc. ...............................................9,100          305,988
Lam Research Corp.* ............................................6,400          714,000
Manitowoc Company, Inc. ........................................6,100          207,400
Smith International, Inc.* ....................................10,100          501,844
Terex Corp.* ..................................................15,800          438,450
                                                                          ------------
                                                                             3,262,707

                                                                          ------------
Home Construction, Furnishings & Appliances - 0.7%
Furniture Brands International, Inc.* .........................18,300          402,600
Stanley Furniture Co., Inc.* ..................................21,100          387,713
                                                                          ------------
                                                                               790,313

                                                                          ------------
Household Products - 0.0%
Jore Corp.*                                                     2,500           19,531
                                                                         -------------
Industrial - Diversified - 0.9%
AptarGroup, Inc. ...............................................7,800          195,975
Shaw Group, Inc.* .............................................19,400          491,063
Symyx Technologies Inc.* ......................................11,600          348,000
                                                                          ------------
                                                                             1,035,038

                                                                          ------------
Insurance - 2.6%
Annuity and Life Re (Holdings) Ltd. ...........................25,100          655,738
E. W. Blanch Holdings, Inc. ....................................1,800          110,250
Fremont General Corp. .........................................66,300          488,963
HealthExtras, Inc.* ...........................................16,100          193,200
MIIX Group, Inc. ...............................................3,700           54,113
Oxford Health Plans, Inc.* ....................................25,800          327,338
Quotesmith.com, Inc.* ..........................................7,300           83,038
RenaissanceRe Holdings Ltd. ...................................21,400          874,725
StanCorp Financial Group, Inc. .................................3,600           90,675
                                                                          ------------
                                                                             2,878,040

                                                                          ------------
Lodging - 0.6%
Aztar Corp.* ..................................................21,400          232,725
Extended Stay America, Inc.* ..................................21,000          160,125
Sun International Hotels Ltd.* ................................10,800          209,250
                                                                          ------------
                                                                               602,100

                                                                          ------------
Media - Broadcasting & Publishing - 3.6%
Entercom Communications Corp.* ................................11,500          759,000
Insight Communications Co., Inc.* .............................14,300          423,638
NBC Internet, Inc. Class A* ....................................2,200          169,950
Radio One, Inc.* ...............................................2,000          184,000
Radio Unica Corp.* ...............................................900           25,988
Spanish Broadcasting System, Inc.* ............................16,400          660,100
TV Guide, Inc..................................................18,200          782,600
Wink Communications, Inc. * ....................................3,200          192,200
World Gate Communications, Inc.* ..............................14,500          689,656
                                                                         -------------
                                                                             3,887,132

                                                                         -------------
Medical Bio - Technology - 1.5%
Affymetrix, Inc.* ..............................................6,200        1,052,063
Maxygen Inc.* ..................................................1,900          134,900
MedQuist, Inc.* ...............................................19,500          503,344
                                                                         -------------
                                                                             1,690,307

                                                                         -------------
Medical Supplies - 4.7%
CONMED Corp.* ..................................................8,000          207,000
Cyberonics, Inc.* .............................................14,300          227,906
Cytyc Corp.* ...................................................2,100          128,231
Eclipse Surgical Technologies, Inc.* ..........................12,400           91,450
IDEXX Laboratories, Inc.* .....................................16,600          267,675
I-STAT Corp.* .................................................16,100          233,450
Kopin Corp. ...................................................26,200        1,100,400
Meade Instruments Corp.* .......................................1,000           28,500
Mettler-Toledo International, Inc.* ...........................25,500          973,781
MKS Instruments, Inc.* ........................................19,800          715,275
ResMed, Inc.* ..................................................8,800          367,400
Sangstat Medical Corp.* .......................................25,600          761,600
                                                                         -------------
                                                                             5,102,668

                                                                         -------------
Metals - 0.9%
Mueller Industries* ...........................................18,600          674,250
Schnitzer Steel Industries, Inc. ..............................15,000          285,000
                                                                         -------------
                                                                               959,250

                                                                         -------------
Oil & Gas - 4.1%
Atmos Energy Corp. ............................................24,500          500,719
Cooper Cameron Corp.* .........................................25,700        1,257,700
Devon Energy Corp. ............................................10,100          332,038
Global Marine, Inc.* ..........................................32,900          546,963
Kinder Morgan, Inc. ...........................................20,500          413,844
National-Oilwell, Inc.* .......................................22,400          351,400
Newfield Exploration Co.* .....................................22,400          599,200
Public Service Co. of North Carolina ...........................9,500          306,969
Spinnaker Exploration Co.* .....................................9,200          129,950
Unit Corp.* ....................................................8,200           63,038
                                                                        --------------
                                                                             4,501,821

                                                                        --------------
Pharmaceuticals - 6.4%
Allscripts, Inc.* .............................................15,900          699,600
BioCryst Pharmaceuticals, Inc.* ................................6,500          191,750
Human Genome Sciences, Inc.* ..................................17,600        2,686,200
IDEC Pharmaceuticals Corp. .....................................9,900          972,675
ILEX Oncology, Inc.* ...........................................5,100          123,038
Ligand Pharmaceuticals* .......................................50,100          645,038
MedImmune, Inc.* ...............................................2,025          335,897
Millennium Pharmaceuticals, Inc.* ..............................6,500          793,000
Triangle Pharmaceuticals, Inc.* ...............................12,900          165,281
Vertex Pharmaceuticals Inc.* ..................................11,500          402,500
                                                                         -------------
                                                                             7,014,979

                                                                         -------------
Real Estate - 3.1%
Arden Realty Group, Inc. (REIT) ...............................20,000          401,250
Centerpoint Properties Corp. (REIT) ............................8,800          315,700
CoStar Group Inc.* .............................................7,300          261,888
Cousins Properties, Inc. (REIT) ...............................14,600          495,488
Macerich Co. (The) (REIT) .....................................12,300          255,994
Manufactured Home Communities, Inc. (REIT) ....................19,400          471,663
Mills Corp. (REIT) ............................................13,500          241,313
Misson West Properties Inc. (REIT) ............................20,900          161,975
Post Properties, Inc. (REIT) ..................................21,867          836,413
                                                                         -------------
                                                                             3,441,684

                                                                         -------------
Restaurants - 0.3%
Papa John's International, Inc.*...............................12,000          312,750
                                                                        --------------
Retailers - 2.0%
1-800-FLOWERS.COM, Inc.* ......................................10,100          107,944
Alloy Online, Inc.* ...........................................17,000          267,750
Barnesandnoble.com inc.* .......................................5,800           82,288
Cost Plus, Inc.* ...............................................5,400          192,375
eToys Inc.* ....................................................1,400           36,750
RoweCom, Inc.* .................................................5,800          263,175
School Specialty, Inc.* .......................................32,300          488,538
Stamps.com, Inc.* ..............................................7,400          308,025
Williams-Sonoma, Inc.* .........................................8,800          404,800
                                                                         -------------
                                                                             2,151,645

                                                                         -------------
Telephone Systems - 2.4%
American Mobile Satellite Corp.* ..............................28,600          602,388
Citadel Communication Corp.* ...................................8,100          525,488
Deltathree.com, Inc.* ..........................................6,700          172,525
Digital Island, Inc.* ..........................................1,600          152,200
IBasis, Inc.* ..................................................2,800           80,500
ITC/ \ DeltaCom, Inc.* ........................................11,200          309,400
Net2Phone, Inc.* ...............................................5,500          252,656
Redback Networks, Inc.* ..........................................700          124,250
TeleCorp PCS, Inc.* ............................................3,300          125,400
Tritel, Inc.* ..................................................3,100           98,231
Z-Tel Technologies, Inc.* ......................................3,400          137,275
                                                                          ------------
                                                                             2,580,313

                                                                          ------------
Textiles, Clothing & Fabrics - 0.4%
Columbia Sportswear Co.* ......................................11,000          236,500
Vans, Inc.* ...................................................12,400          151,900
                                                                          ------------
                                                                               388,400

                                                                          ------------
Transportation - 2.3%
American Classic Voyages Co.* ..................................9,800          343,000
C.H. Robinson Worldwide, Inc. .................................20,800          826,800
PNV.net, Inc.* ................................................21,300          174,394
Travel Services International, Inc.* ...........................9,200           83,950
Werner Enterprises, Inc. ......................................37,275          524,180
Willis Lease Finance Corp.* ...................................29,600          190,550
Wisconsin Central Transport Corp.* ............................24,300          326,531
                                                                         -------------
                                                                             2,469,405

                                                                         -------------
Water Companies - 0.5%
E-Town Corp.....................................................8,800          547,800
                                                                         -------------

TOTAL INVESTMENTS - 95.2%
(Cost $74,481,487)                                                         104,013,126

Other Assets and Liabilities (net) - 4.8%                                    5,298,505
                                                                        --------------

TOTAL NET ASSETS - 100.0%                                                 $109,311,631
                                                                        ===============

Portfolio Footnotes:

* Non-income producing security.

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

Cova Series Trust
Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS
December 31, 1999
(Percentage of Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Par                    Security                                                                                            Value
Amount                Description                                                      Coupon        Maturity             (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
                  Domestic Bonds & Debt Securities - 100.1%
                  Asset Backed Securities - 6.3%
$  400,000        California Infrastructure.....................................       6.420%       09/25/2008         $    390,010
 1,000,000        Chase Credit Master Trust.....................................       6.300%       04/15/2003              999,725
   360,000        Citibank Credit Card Master Trust.............................       5.500%       02/15/2006              340,677
 1,230,000        Citibank Credit Card Master Trust.............................       6.150%       03/10/2011            1,114,165
   730,000        Ford Credit Auto Loan Master Trust............................       5.500%       02/15/2003              720,090
   900,000        MBNA Master Credit Card Trust.................................       7.000%       02/15/2012              882,716
   595,000        Money Store Home Equity Trust (The)...........................       6.485%       12/15/2038              572,833
   500,000        Nationsbank Card Master Trust.................................       6.450%       04/15/2003              500,323
   500,000        Peco Energy Transition Trust..................................       5.800%       03/01/2007              476,178
                                                                                                                       ------------
                                                                                                                          5,996,717

                                                                                                                       ------------
                  Automotive - 1.6%
   155,000        Federal - Mogul Corp..........................................       7.375%       01/15/2006              142,187
    95,000        Federal - Mogul Corp..........................................       7.750%       07/01/2006               88,093
   845,000        Ford Motor Credit Co..........................................       7.375%       10/28/2009              835,893
   500,000        General Motors Acceptance Corp................................       6.750%       11/04/2004              489,578
                                                                                                                       ------------
                                                                                                                          1,555,751

                                                                                                                       ------------
                  Banking - 6.5%
 2,000,000        Chase Manhattan Corp..........................................       9.750%       11/01/2001            2,095,530
   225,000        Fleet Capital Ltd.............................................       7.920%       12/11/2026              209,871
   475,000        Household Finance Corp........................................       5.875%       02/01/2009              421,477
    10,000        NationsBank Corp..............................................       7.250%       10/15/2025                9,287
 2,000,000        Providian National Bank.......................................       6.250%       05/06/2001            1,961,814
 1,500,000        Wachovia Corp.................................................       6.700%       06/21/2004            1,478,042
                                                                                                                     --------------
                                                                                                                          6,176,021

                                                                                                                     --------------
                  Beverages, Food, & Tobacco - 0.2%
   250,000        Smithfield Foods, Inc.........................................       7.625%       02/15/2008              226,250
                                                                                                                     --------------
                  Collateralized Mortgage Obligations - 5.1
 2,200,000        Credit Suisse First Boston Mortgage Securities Corp.(b).......       7.290%       09/15/2009            2,161,377
   252,460        Federal Home Loan Mortgage Corp. (b)..........................       6.500%       07/15/2016              249,737
   150,000        Federal Home Loan Mortgage Corp. (b)..........................       6.500%       09/15/2023              145,978
   150,000        Federal National Mortgage Association (b).....................       6.500%       11/25/2007              147,749
 1,999,338        First Nationwide Trust........................................       6.500%       08/31/2029            1,846,899
   322,113        Ocwen Residential MBS Corp. (144A)^ (b).......................       7.000%       10/25/2040              317,257
                                                                                                                     --------------
                                                                                                                          4,868,997

                                                                                                                     --------------
                  Communications - 0.4%
   735,000        Aerial Communications, Inc. (144A)^...........................            +       02/01/2008              347,439
    70,000        Tele-Communications TCI Group.................................       7.875%       02/15/2026               70,407
                                                                                                                       ------------
                                                                                                                            417,846

                                                                                                                       ------------
                  Corporate Mortgage Backed Securities - 9.9%
   121,015        Chase Commercial Mortgage Securities (b)......................       6.025%       08/18/2007              115,166
 2,000,000        Chase Manhattan Bank - First Union National (b)...............       7.439%       07/15/2009            1,987,850
 1,065,000        Deutsche Mortgage and Asset Receiving Corp. (b)...............       6.538%       02/15/2008            1,002,117
 3,000,000        First Union Lehman Brothers Co. (b)...........................       6.650%       12/18/2007            2,864,535
   165,000        LB Commercial Conduit Mortgage Trust (b)......................       7.325%       09/15/2009              163,082
   400,000        Lehman Brothers Commercial Conduit Mortgage Trust (b).........       6.480%       01/18/2008              377,218
   170,000        Morgan Stanley Capital, Inc. (b)..............................       6.520%       01/15/2008              160,999
   305,000        Morgan Stanley Capital, Inc. (b)..............................       6.170%       10/03/2008              280,507
 1,872,582        Morgan Stanley Capital, Inc. (b)..............................       6.590%       10/03/2030            1,828,885
   685,000        Nomura Asset Securities Corp. (b).............................       6.590%       03/17/2028              644,904
                                                                                                                        -----------
                                                                                                                          9,425,263

                                                                                                                        -----------
                  Electric Utilities - 1.3%
    50,000        CalEnergy Co., Inc............................................       7.520%       09/15/2008               48,748
   188,000        Calpine Corp..................................................       7.625%       04/15/2006              180,010
    50,000        Calpine Corp..................................................       7.875%       04/01/2008               48,125
   250,000        Columbus Southern Power.......................................       6.850%       10/03/2005              239,779
   125,000        Kincaid Generation LLC (144A)^................................       7.330%       06/15/2020              110,548
   150,000        PacifiCorp....................................................       6.750%       07/15/2004              146,984
   500,000        Western Resources, Inc........................................       6.250%       08/15/2003              479,341
                                                                                                                      -------------
                                                                                                                          1,253,535

                                                                                                                      -------------
                  Electrical Equipment - 1.1%
 1,000,000        General Electric Capital Corp.................................       8.125%       04/01/2008            1,038,273
                                                                                                                     --------------
                  Financial Services - 0.6%
   650,000        Citigroup Capital.............................................       7.750%       12/01/2036              595,764
                                                                                                                     --------------
                  Heavy Machinery - 0.2%
   225,000        Ingersoll-Rand Co.............................................       6.391%       11/15/2027              216,800
                                                                                                                     --------------
                  Industrial - Diversified - 0.5%
   500,000        Armstrong World Industries, Inc...............................       6.350%       08/15/2003              482,290
                                                                                                                     --------------
                  Media - Broadcasting & Publishing - 2.7%
   125,000        Clear Channel Communications, Inc.............................       7.250%       10/15/2027              113,199
   750,000        Comcast Cable Communications..................................       6.200%       11/15/2008              680,970
   250,000        Fox Liberty Networks LLC......................................       8.875%       08/15/2007              256,250
    30,000        News America Holdings, Inc....................................       7.700%       10/30/2025               28,046
   500,000        Time Warner, Inc..............................................       7.975%       08/15/2004              509,311
 1,000,000        Turner Broadcasting Systems, Inc..............................       7.400%       02/01/2004              999,012
                                                                                                                    ---------------
                                                                                                                          2,586,788

                                                                                                                    ---------------
                  Oil & Gas - 2.1%
 1,200,000        Coastal Corp..................................................       6.500%       05/15/2006            1,129,278
   200,000        Dynegy, Inc...................................................       6.875%       07/15/2002              197,875
    65,000        Enron Corp....................................................       6.950%       07/15/2028               57,268
   200,000        LASMO (USA), Inc..............................................       7.500%       06/30/2006              197,166
   300,000        National Fuel Gas Co..........................................       6.214%       08/12/2027              289,790
   100,000        NGC Corp......................................................       7.625%       10/15/2026               90,127
                                                                                                                      -------------
                                                                                                                          1,961,504

                                                                                                                      -------------
                  Retailers - 2.1%
 1,000,000        Federated Department Stores, Inc..............................       8.125%       10/15/2002            1,021,017
 1,000,000        Wal-Mart Stores, Inc..........................................       6.875%       08/10/2009              975,138
                                                                                                                     --------------
                                                                                                                          1,996,155

                                                                                                                     --------------
                  Telephone Systems - 2.5%
   250,000        Global Crossing Holding Ltd. (144A)^..........................       9.125%       11/15/2006              248,438
 1,000,000        Sprint Capital Corp...........................................       6.125%       11/15/2008              908,104
   100,000        U.S. Cellular Corp............................................       7.250%       08/15/2007               95,538
 1,100,000        WorldCom, Inc.................................................       7.750%       04/01/2027            1,124,509
                                                                                                                     --------------
                                                                                                                          2,376,589

                                                                                                                     --------------
                  U.S. Government Agency - 12.9%
    23,929        Federal Home Loan Mortgage Corp. (b)..........................       8.000%       09/01/2008               24,156
 1,200,000        Federal Home Loan Mortgage Corp. (b)..........................       5.125%       10/15/2008            1,050,658
 1,020,000        Federal National Mortgage Association (b).....................       6.000%       05/15/2008              954,843
 2,085,000        Federal National Mortgage Association (b).....................       6.625%       09/15/2009            2,026,308
   460,000        Federal National Mortgage Association (b).....................       6.160%       08/07/2028              400,418
 5,260,000        Federal National Mortgage Association (a).....................       6.000%       01/29/2030            4,816,172
 3,070,000        Federal National Mortgage Association (a).....................       6.500%       01/29/2030            2,894,427
                                                                                                                    ---------------
                                                                                                                         12,166,982

                                                                                                                    ---------------
                  U.S. Government Agency Mortgage Backed Securities - 38.2%
    25,208        Federal National Mortgage Association (b).....................       8.500%       07/01/2019               25,886
   389,015        Federal National Mortgage Association.........................       7.000%       09/01/2027              376,357
   466,806        Federal National Mortgage Association.........................       7.000%       09/01/2027              451,616
   506,405        Federal National Mortgage Association (b).....................       6.500%       01/01/2028              477,478
    73,371        Federal National Mortgage Association (b).....................       8.000%       01/01/2028               74,014
   891,341        Federal National Mortgage Association.........................       7.000%       06/01/2028              862,337
   417,949        Federal National Mortgage Association.........................       6.000%       07/01/2028              382,772
   413,746        Federal National Mortgage Association.........................       7.000%       08/01/2028              400,283
   887,191        Federal National Mortgage Association (b).....................       7.000%       09/01/2028              859,934
   395,746        Federal National Mortgage Association.........................       6.000%       10/01/2028              362,437
   640,460        Federal National Mortgage Association.........................       6.500%       10/01/2028              603,875
   388,866        Federal National Mortgage Association.........................       6.000%       11/01/2028              356,136
   294,624        Federal National Mortgage Association.........................       6.000%       11/01/2028              269,826
   300,409        Federal National Mortgage Association.........................       6.000%       11/01/2028              275,124
   612,353        Federal National Mortgage Association.........................       6.500%       11/01/2028              577,373
   278,471        Federal National Mortgage Association.........................       6.500%       11/01/2028              262,564
   331,996        Federal National Mortgage Association.........................       7.000%       11/01/2028              321,192
   289,795        Federal National Mortgage Association.........................       6.000%       12/01/2028              265,404
   291,281        Federal National Mortgage Association.........................       6.000%       02/01/2029              266,765
   429,982        Federal National Mortgage Association.........................       7.000%       02/01/2029              415,991
   284,489        Federal National Mortgage Association.........................       6.000%       03/01/2029              260,545
   419,096        Federal National Mortgage Association.........................       6.500%       03/01/2029              395,156
   399,542        Federal National Mortgage Association.........................       6.500%       03/01/2029              376,719
   386,200        Federal National Mortgage Association.........................       6.500%       03/01/2029              364,139
   287,227        Federal National Mortgage Association.........................       6.000%       04/01/2029              263,052
   292,063        Federal National Mortgage Association.........................       6.500%       04/01/2029              275,379
    41,152        Federal National Mortgage Association.........................       6.500%       04/01/2029               38,802
    84,040        Federal National Mortgage Association.........................       6.500%       04/01/2029               79,240
   650,332        Federal National Mortgage Association.........................       6.500%       04/01/2029              613,183
   318,878        Federal National Mortgage Association.........................       6.500%       04/01/2029              300,663
    34,527        Federal National Mortgage Association.........................       6.000%       05/01/2029               31,621
   262,953        Federal National Mortgage Association.........................       7.500%       06/01/2029              260,281
    84,702        Federal National Mortgage Association.........................       7.500%       06/01/2029               83,841
   718,985        Federal National Mortgage Association.........................       7.500%       06/01/2029              711,680
   368,116        Federal National Mortgage Association.........................       7.000%       07/01/2029              356,137
   793,513        Federal National Mortgage Association.........................       7.500%       07/01/2029              785,451
   273,385        Federal National Mortgage Association.........................       7.500%       07/01/2029              270,607
   263,692        Federal National Mortgage Association.........................       7.500%       07/01/2029              261,012
   957,407        Federal National Mortgage Association.........................       7.500%       08/01/2029              947,679
   677,667        Federal National Mortgage Association.........................       7.500%       08/01/2029              670,781
    54,026        Federal National Mortgage Association.........................       8.000%       08/01/2029               54,500
   600,238        Federal National Mortgage Association.........................       7.000%       09/01/2029              580,706
   563,132        Federal National Mortgage Association.........................       7.000%       09/01/2029              544,808
    62,735        Federal National Mortgage Association.........................       7.000%       09/01/2029               60,694
   703,864        Federal National Mortgage Association.........................       7.500%       09/01/2029              696,712
 1,995,627        Federal National Mortgage Association.........................       7.500%       09/01/2029            1,975,349
   173,536        Federal National Mortgage Association.........................       7.500%       09/01/2029              171,772
   934,869        Federal National Mortgage Association.........................       7.500%       09/01/2029              925,370
   319,157        Federal National Mortgage Association.........................       7.500%       09/01/2029              315,914
   993,403        Federal National Mortgage Association.........................       7.500%       09/01/2029              983,309
   503,770        Federal National Mortgage Association.........................       7.500%       09/01/2029              498,651
   121,221        Federal National Mortgage Association.........................       8.000%       09/01/2029              122,283
   173,076        Federal National Mortgage Association.........................       8.000%       09/01/2029              174,592
    33,609        Federal National Mortgage Association (b).....................       8.500%       09/01/2029               34,514
   353,502        Federal National Mortgage Association.........................       7.500%       10/01/2029              349,910
   587,227        Federal National Mortgage Association.........................       7.500%       10/01/2029              581,260
   703,034        Federal National Mortgage Association.........................       7.500%       10/01/2029              695,891
    84,643        Federal National Mortgage Association.........................       8.000%       10/01/2029               85,385
   122,296        Federal National Mortgage Association.........................       8.000%       10/01/2029              123,367
   175,753        Federal National Mortgage Association.........................       8.000%       10/01/2029              177,292
    49,310        Federal National Mortgage Association.........................       8.000%       10/01/2029               49,741
   294,649        Federal National Mortgage Association.........................       7.500%       11/01/2029              291,655
   833,420        Federal National Mortgage Association.........................       8.000%       11/01/2029              840,719
   630,527        Federal National Mortgage Association.........................       8.000%       11/01/2029              636,050
 1,583,337        Federal National Mortgage Association.........................       8.000%       11/01/2029            1,597,205
    40,581        Government National Mortgage Association (b)..................       9.000%       01/15/2020               42,530
    70,003        Government National Mortgage Association......................       7.500%       02/15/2027               69,296
 2,726,488        Government National Mortgage Association......................       6.500%       12/15/2028            2,562,048
 5,921,790        Government National Mortgage Association (b)..................       7.000%       01/15/2029            5,726,247
                                                                                                                     --------------
                                                                                                                         36,201,102

                                                                                                                     --------------
                  U.S. Treasury Securities - 5.9%
   100,000        U.S. Treasury Note (c)........................................       5.625%       11/30/2000               99,656
 1,490,000        U.S. Treasury Note (b)........................................       5.625%       09/30/2001            1,475,100
 3,315,000        U.S. Treasury Bond (b)........................................       8.875%       02/15/2019            4,032,906
    18,000        U.S. Treasury Bond (b)........................................       6.750%       08/15/2026               18,084
                                                                                                                       ------------
                                                                                                                          5,625,746

                                                                                                                       ------------

                  Total Domestic Bonds & Debt Securities (Cost $98,020,609)                                              95,168,373
                                                                                                                        -----------
                  Foreign Bonds & Debt Securities - 4.5%
                  Canada - 2.7%
   200,000        Canadian Imperial Bank (Yankee)...............................       6.200%       08/01/2000              199,563
   149,700        Express Pipeline L.P. (U.S.$) (144A)^.........................       6.470%       12/31/2011              133,926
    80,000        Gulf Canada Resources Ltd. (Yankee)...........................       8.250%       03/15/2017               69,765
 1,390,000        Hydro-Quebec (Yankee).........................................      11.750%       02/01/2012            1,834,703
   100,000        Hydro-Quebec (Yankee).........................................       9.500%       11/15/2030              119,165
   200,000        Laidlaw, Inc. (Yankee)........................................       6.720%       10/01/2027              172,222
                                                                                                                     --------------
                                                                                                                          2,529,344

                                                                                                                     --------------
                  Mexico - 0.5%
   445,000        United Mexican States (U.S.$).................................      11.375%       09/15/2016              504,675
                                                                                                                     --------------
                  Netherlands - 0.3%
   250,000        KPNQwest B.V. (Euro)..........................................       8.125%       06/01/2009              241,250
                                                                                                                     --------------
                  Norway - 0.4%
   500,000        Statoil (144A)^ (U.S.$).......................................       6.500%       12/01/2028              422,656
                                                                                                                     --------------
                  Panama - 0.2%
   274,335        Panama (PDI) (U.S.$)..........................................       4.000%       07/17/2016              218,876
                                                                                                                     --------------
                  Peru - 0.2%
   280,000        Peru (PDI) (U.S.$)............................................       4.500%       03/07/2017              194,544
                                                                                                                     --------------
                  Philippine Islands - 0.1%
    90,000        Philippines (Republic of) (U.S.$).............................       8.875%       04/15/2008               88,200
                                                                                                                     --------------
                  Sweden - 0.1%
    60,000        Stena AB (Yankee).............................................       8.750%       06/15/2007               49,200
                                                                                                                     --------------

                  Total Foreign Bonds & Debt Securities ($4,581,299)                                                      4,248,745
                                                                                                                     --------------

                  TOTAL INVESTMENTS - 104.6%
                  (Cost $102,601,908)                                                                                 $  99,417,118
                                                                                                                     --------------
                  Other Assets and Liabilities (net) - (4.6%)                                                            (4,352,049)
                                                                                                                     --------------
                  TOTAL NET ASSETS - 100.0%                                                                           $  95,065,069
                                                                                                                     ==============

                  Portfolio Footnotes:

                  (a) Security purchased on a delayed delivery or when-issued basis. (See note 1 to financial statements)

                  (b) Assets segregated for purchase price of delayed delivery or when-issued security.

                  (c) Held as collateral for open futures contracts

                  ^ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                      Section 4(2) of the  Securities  Act of 1933,  as amended.
                      These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                  +   Zero coupon bond

                  Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

                  PDI - Past Due Interest


Cova Series Trust
Select Equity Portfolio

PORTFOLIO OF INVESTMENTS
December 31, 1999
(Percentage of Net Assets)


--------------------------------------------------------------------------------------
Security                                                                      Value
Description                                                    Shares         (Note 1)
--------------------------------------------------------------------------------------
Common Stocks - 99.0%
Aerospace & Defense - 0.6%
Honeywell International Inc....................................26,100      $ 1,505,644
                                                                       ---------------
Automotive - 1.1%
Ford Motor Co..................................................25,900        1,384,031
Lear Corp.*....................................................45,600        1,459,200
                                                                       ---------------
                                                                             2,843,231

                                                                       ---------------
Banking - 4.9%
Astoria Financial Corp.........................................23,700          721,369
Bank of America Corp...........................................26,954        1,352,754
Dime Bancorp, Inc..............................................44,600          674,575
First Union Corp...............................................85,400        2,802,188
KeyCorp........................................................40,000          885,000
U.S. Bancorp..................................................164,700        3,921,919
Washington Mutual, Inc.........................................73,060        1,899,560
                                                                        --------------
                                                                            12,257,365

                                                                        --------------
Beverages, Food & Tobacco - 3.7%
Bestfoods......................................................25,600        1,345,600
Coca-Cola Co. (The)............................................18,200        1,060,150
Coca-Cola Enterprises, Inc.....................................31,500          633,938
Pepsico, Inc...................................................31,100        1,096,275
Philip Morris Co., Inc........................................171,000        3,965,063
Seagrams Co., Ltd..............................................25,400        1,141,413
                                                                         -------------
                                                                             9,242,439

                                                                         -------------
Chemicals - 4.2%
Air Products & Chemicals, Inc..................................72,900        2,446,706
Monsanto Co...................................................108,100        3,851,063
Rohm & Haas Co................................................101,300        4,121,644
                                                                        --------------
                                                                            10,419,413

                                                                        --------------
Commercial Services - 0.4%
Cendant Corp.*.................................................36,175          960,898
                                                                       ---------------
Communications - 1.4%
Lucent Technologies, Inc.......................................45,745        3,422,298
                                                                       ---------------
Computer Software & Processing - 12.8%
America Online, Inc............................................44,900        3,387,144
Automatic Data Processing, Inc.................................37,400        2,014,925
BMC Software, Inc.*............................................21,800        1,742,638
Cisco Systems, Inc.............................................70,600        7,563,025
Citrix Systems, Inc.*..........................................10,000        1,230,000
Microsoft Corp.*..............................................113,100       13,204,414
Oracle Corp.*..................................................26,050        2,919,228
                                                                        --------------
                                                                            32,061,374

                                                                        --------------
Computers & Information - 6.7%
Compaq Computer Corp...........................................50,800        1,374,775
Dell Computer Corp.*...........................................50,400        2,570,400
EMC Corp. *....................................................19,200        2,097,600
International Business Machines Corp...........................17,200        1,857,600
Quantum Corp. - DLT & Storage Systems*........................117,600        1,778,700
Quantum Corp. - Hard Disk Drive*...............................70,100          486,319
Seagate Technology, Inc.*......................................34,700        1,615,719
Sun Microsystems, Inc. *.......................................64,800        5,017,950
                                                                        --------------
                                                                            16,799,063

                                                                        --------------
Cosmetics & Personal Care - 0.9%
Gillette Co....................................................53,700        2,211,769
                                                                       ---------------
Electrical Equipment - 3.0%
General Electric Co............................................48,400        7,489,900
                                                                       ---------------
Electric Utilities - 1.0%
Carolina Power & Light Co......................................19,000          578,313
Northern States Power Co.......................................30,300          590,850
PG&E Corp......................................................38,800          795,400
Wisconsin Energy Corp..........................................28,500          548,625
                                                                       ---------------
                                                                             2,513,188

                                                                       ---------------
Electronics - 4.7%
Applied Materials, Inc.*........................................5,300          671,444
Intel Corp.....................................................58,800        4,839,975
Motorola, Inc..................................................24,700        3,637,075
Texas Instruments, Inc.........................................27,200        2,635,000
                                                                        --------------
                                                                            11,783,494

                                                                        --------------
Entertainment & Leisure - 0.7%
International Game Technology..................................83,900        1,704,219
                                                                       ---------------
Environmental Controls - 1.4%
Republic Services, Inc.*......................................149,700        2,151,938
Waste Management, Inc..........................................76,574        1,316,116
                                                                          ------------
                                                                             3,468,054

                                                                          ------------
Financial Services - 4.7%
CIT Group, Inc. (The)..........................................58,600        1,237,925
Citigroup, Inc.................................................73,400        4,078,288
Federal Home Loan Mortgage Corp................................25,300        1,190,681
Federal National Mortgage Association..........................27,300        1,704,544
Goldman Sachs Group, Inc. (The)................................36,400        3,428,425
                                                                       ---------------
                                                                            11,639,863

                                                                       ---------------
Forest Products & Paper - 2.1%
Bowater, Inc...................................................19,500        1,059,094
Kimberly-Clark Corp............................................17,700        1,154,925
Smurfit-Stone Container Corp.*................................127,883        3,133,134
                                                                          ------------
                                                                             5,347,153

                                                                          ------------
Health Care Providers - 0.5%
Tenet Healthcare Corp.*........................................53,200        1,250,200
                                                                       ---------------
Heavy Machinery - 1.2%
Cooper Industries, Inc.........................................50,500        2,042,094
Deere & Co.....................................................22,700          984,613
                                                                         -------------
                                                                             3,026,707

                                                                         -------------
Household Products - 1.4%
Procter & Gamble Co............................................31,200        3,418,350
                                                                       ---------------
Industrial - Diversified - 3.0%
Tyco International Ltd........................................195,020        7,581,403
                                                                       ---------------
Insurance - 5.2%
Ambac Financial Group, Inc.....................................65,500        3,418,281
American International Group...................................17,800        1,924,625
Aon Corp.......................................................69,200        2,768,000
Marsh & McLennan Co., Inc......................................12,800        1,224,800
UnumProvident Corp............................................112,143        3,595,585
                                                                        --------------
                                                                            12,931,291

                                                                        --------------
Media - Broadcasting & Publishing - 1.7%
Comcast Corp...................................................19,200          964,800
MediaOne Group, Inc.*..........................................27,300        2,096,981
News Corp., Ltd. (The) (ADR)...................................32,200        1,231,650
                                                                        --------------
                                                                             4,293,431

                                                                        --------------
Medical Supplies - 1.8%
Forest Laboratories, Inc.*.....................................24,900        1,529,794
PE Corp - PE Biosystems Group..................................24,800        2,983,750
                                                                        --------------
                                                                             4,513,544

                                                                        --------------
Metals - 1.8%
Allegheny Technologies, Inc....................................69,700        1,563,894
Phelps Dodge Corp...............................................8,200          550,425
Reynolds Metals Co.............................................12,600          965,475
USX - U.S. Steel Group, Inc....................................45,400        1,498,200
                                                                          ------------
                                                                             4,577,994

                                                                          ------------
Oil & Gas - 7.8%
Columbia Energy Group..........................................54,300        3,434,475
Conoco Inc. (Class B)..........................................41,800        1,039,775
Cooper Cameron Corp.*..........................................27,100        1,326,206
Exxon Mobil Corp..............................................132,010       10,635,056
Texaco, Inc....................................................29,800        1,618,513
Tosco Corp.....................................................23,400          636,188
Union Pacific Resources Group, Inc.............................46,900          597,975
                                                                       ---------------
                                                                            19,288,188

                                                                       ---------------
Pharmaceuticals - 4.7%
American Home Products Corp....................................64,700        2,551,606
Amgen, Inc.....................................................25,500        1,531,594
Bristol-Myers Squibb Co........................................39,300        2,522,569
Eli Lilly & Co.................................................53,600        3,564,400
Warner Lambert Co..............................................20,000        1,638,750
                                                                         -------------
                                                                            11,808,919

                                                                         -------------
Retailers - 3.9%
Abercrombie & Fitch Co.........................................39,200        1,046,150
Circuit City Stores, Inc.......................................24,800        1,117,550
Dayton-Hudson Corp.............................................20,100        1,476,094
Federated Department Stores, Inc.*.............................34,000        1,719,125
TJX Companies, Inc.............................................61,000        1,246,688
Wal-Mart Stores, Inc...........................................46,500        3,214,313
                                                                        --------------
                                                                             9,819,920

                                                                        --------------
Telephone Systems - 10.4%
AT&T Corp. - Liberty Media Group*..............................82,700        4,693,225
AT&T Corp......................................................72,000        3,654,000
Bell Atlantic Corp.............................................18,000        1,108,125
Global Crossing Ltd.*..........................................39,800        1,990,000
GTE Corp.......................................................35,200        2,483,800
Level 3 Communications, Inc.*..................................27,800        2,276,125
MCI WorldCom, Inc..............................................86,871        4,609,592
SBC Communications Corp........................................82,077        4,001,254
Sprint Corp (PCS Group)*........................................8,200          840,500
                                                                      ----------------
                                                                            25,656,621

                                                                      ----------------
Transportation - 1.3%
CSX Corp.......................................................28,000          878,500
Union Pacific Corp.............................................55,800        2,434,275
                                                                       ---------------
                                                                             3,312,775

                                                                       ---------------
TOTAL INVESTMENTS - 99.0%
(Cost $225,019,940)                                                        247,148,708

Other Assets and Liabilities (net) - 1.0%                                    2,553,241
                                                                       ---------------

TOTAL NET ASSETS - 100.0%                                                $ 249,701,949
                                                                       ===============

Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt


Cova Series Trust
Large Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS
December 31, 1999
(Percentage of Net Assets)


--------------------------------------------------------------------------------------
Security                                                                       Value
Description                                                    Shares         (Note 1)
--------------------------------------------------------------------------------------
Common Stocks - 98.5%
Advertising - 0.1%
DoubleClick Inc.* ..............................................1,500       $  379,594
                                                                         -------------
Aerospace & Defense - 0.9%
B.F. Goodrich Company (The).....................................5,300          145,750
Honeywell International Inc....................................24,900        1,436,419
Lockheed Martin Corp...........................................30,900          675,938
Teledyne Technologies, Inc.*........................................5               47
                                                                         -------------
                                                                             2,258,154

                                                                         -------------
Airlines - 0.1%
Northwest Airlines Corp.*.......................................2,400           53,400
Southwest Airlines, Inc.........................................8,800          142,450
                                                                          ------------
                                                                               195,850

                                                                          ------------
Automotive - 1.7%
Cooper Tire & Rubber Co.........................................1,600           24,900
Dana Corp......................................................11,700          350,269
Delphi Automotive Systems Corp.................................33,100          521,325
Ford Motor Co..................................................49,100        2,623,781
Genuine Parts Co...............................................10,400          258,050
Goodyear Tire & Rubber Co......................................11,000          310,063
Lear Corp.*.....................................................4,600          147,200
Paccar, Inc.....................................................3,600          159,525
                                                                         -------------
                                                                             4,395,113

                                                                         -------------
Banking - 6.5%
AmSouth Bancorp................................................17,000          328,313
Associated Banc-Corp............................................3,000          102,750
Associates First Capital Corp..................................32,200          883,488
Astoria Financial Corp..........................................1,400           42,613
BancWest Corp...................................................3,300           64,350
Bank of America Corp...........................................73,700        3,698,819
Bank One Corp..................................................50,200        1,609,538
Colonial Bancgroup, Inc...........................................600            6,225
Comerica, Inc...................................................6,900          322,144
Commercial Federal Corp...........................................600           10,688
Compass Bancshares, Inc.........................................5,400          120,488
Dime Bancorp, Inc...............................................6,600           99,825
First Tennessee National Corp...................................6,200          176,700
First Union Corp...............................................48,800        1,601,250
Firstar Corp...................................................35,400          747,825
FirstMerit Corp.................................................4,300           98,900
Fleet Boston Financial Corp....................................28,100          978,231
Golden West Financial Corp......................................7,800          261,300
Greenpoint Financial Corp.......................................5,500          130,969
Hibernia Corp...................................................7,600           80,750
Household International, Inc...................................19,100          711,475
Huntington Bancshares, Inc.....................................11,000          262,625
KeyCorp........................................................21,400          473,475
Mercantile Bankshares Corp......................................3,300          105,394
M&T Bank Corp.....................................................400          165,700
National City Corp.............................................27,300          646,669
North Fork Bancorp., Inc........................................6,500          113,750
Pacific Century Financial Corp..................................2,400           44,850
Peoples Heritage Financial Group, Inc...........................3,200           48,200
PNC Bank Corp..................................................14,700          654,150
Southtrust Corp.................................................7,300          276,031
Sovereign Bancorp, Inc..........................................6,000           44,719
Summit Bancorp..................................................8,500          260,313
TCF Financial Corp..............................................3,600           89,550
Union Planters Corp.............................................6,800          268,175
U.S. Bancorp...................................................33,400          795,338
Washington Federal, Inc...........................................200            3,950
Washington Mutual, Inc.........................................28,800          748,800
Wilmington Trust Corp...........................................1,100           53,075
                                                                          ------------
                                                                            17,131,405

                                                                          ------------
Beverages, Food & Tobacco - 3.8%
Bestfoods.......................................................9,400          494,088
Coca-Cola Co. (The)............................................26,100        1,520,325
General Mills, Inc.............................................14,100          504,075
Heinz (H.J.), Co...............................................16,200          644,963
Hershey Foods Corp..............................................6,200          294,500
Nabisco Holdings Corp...........................................1,800           56,925
Philip Morris Co., Inc........................................114,800        2,661,925
Sara Lee Corp..................................................40,500          893,531
Seagrams Co., Ltd..............................................38,900        1,748,069
Unilever N.V...................................................21,700        1,181,294
                                                                         -------------
                                                                             9,999,695

                                                                         -------------
Building Materials - 0.1%
Owens Corning...................................................3,300           63,731
USG Corp........................................................1,700           80,113
                                                                         -------------
                                                                               143,844

                                                                         -------------
Chemicals - 2.0%
Air Products & Chemicals, Inc..................................26,800          899,475
Georgia Gulf Corp.................................................200            6,088
IMC Global, Inc.................................................7,300          119,538
Lyondell Petro Chemical Co.....................................13,100          167,025
Monsanto Co....................................................45,500        1,620,938
PPG Industries, Inc.............................................1,700          106,356
Praxair, Inc....................................................2,500          125,781
Rohm & Haas Co.................................................27,900        1,135,181
Solutia, Inc....................................................7,800          120,413
Union Carbide Corp.............................................12,800          854,400
USEC, Inc.......................................................1,800           12,600
                                                                         -------------
                                                                             5,167,795

                                                                         -------------
Commercial Services - 1.2%
Cendant Corp.*.................................................98,700        2,621,719
Equifax, Inc...................................................14,900          351,081
Service Corp. International....................................31,400          217,838
                                                                         -------------
                                                                             3,190,638

                                                                         -------------
Communications - 3.7%
Lucent Technologies, Inc.......................................88,500        6,620,906
Nortel Networks Corp...........................................14,500        1,464,500
QUALCOMM, Inc...................................................8,800        1,551,000
                                                                        --------------
                                                                             9,636,406

                                                                        --------------
Computer Software & Processing - 13.7%
3 Com Corp.*....................................................3,300          155,100
Adobe Systems, Inc..............................................3,300          221,925
America Online, Inc............................................63,600        4,797,825
Automatic Data Processing, Inc.................................19,400        1,045,175
BMC Software, Inc.*.............................................9,300          743,419
Cisco Systems, Inc.............................................94,900       10,166,163
Citrix Systems, Inc.*...........................................1,700          209,100
First Data Corp................................................15,500          764,344
Microsoft Corp................................................131,100       15,305,888
Networks Associates, Inc.*......................................1,900           50,706
Novell, Inc.*..................................................11,400          453,863
Oracle Corp.....................................................2,900          324,981
Yahoo!, Inc.*...................................................3,400        1,471,138
                                                                        --------------
                                                                            35,709,627

                                                                        --------------
Computers & Information - 5.1%
Apple Computer, Inc.*.............................................600           61,688
Compaq Computer Corp...........................................48,600        1,315,238
Dell Computer Corp................................................300           15,300
Electronic Data Systems Corp...................................14,200          950,513
EMC Corp.*.....................................................40,000        4,370,000
International Business Machines Corp...........................13,800        1,490,400
Lexmark International Group, Inc.*..............................3,600          325,800
Quantum Corp. - DLT & Storage Systems*..........................6,000           90,750
Seagate Technology, Inc.*.......................................7,200          335,250
Sun Microsystems, Inc..........................................57,000        4,413,938
                                                                         -------------
                                                                            13,368,877

                                                                         -------------
Cosmetics & Personal Care - 0.7%
Gillette Co....................................................45,300        1,865,794
                                                                        --------------
Electric Utilities - 2.0%
Allegheny Energy, Inc...........................................6,000          161,625
Carolina Power & Light Co......................................14,700          447,431
Central & South West Corp......................................28,500          570,000
Cinergy Corp....................................................8,100          195,413
CMS Energy Corp.................................................6,200          193,363
Dominion Resources, Inc........................................11,900          467,075
DTE Energy Co...................................................7,000          219,625
Entergy Corp...................................................11,300          290,975
FPL Group, Inc..................................................9,000          385,313
GPU, Inc........................................................6,200          185,613
NiSource, Inc...................................................6,600          117,975
Northern States Power Co.......................................16,900          329,550
PG&E Corp......................................................19,500          399,750
Pinnacle West Capital Corp......................................4,500          137,531
PP&L Resources, Inc.............................................8,000          183,000
Reliant Energy, Inc.............................................9,200          210,450
TECO Energy, Inc................................................6,700          124,369
Texas Utilities Co.............................................14,900          529,881
Wisconsin Energy Corp...........................................6,200          119,350
                                                                          ------------
                                                                             5,268,289

                                                                          ------------
Electrical Equipment - 4.4%
Emerson Electric Co............................................15,300          877,838
General Electric Co............................................68,200       10,553,950
National Service Industries, Inc..................................300            8,850
Symbol Technologies, Inc........................................2,800          177,975
                                                                         -------------
                                                                            11,618,613

                                                                         -------------
Electronics - 6.2%
Anixter International, Inc.*......................................300            6,188
Applied Materials, Inc.*.......................................11,500        1,456,906
Input/Output, Inc.*...............................................200            1,013
Intel Corp.(a)................................................100,700        8,288,869
Motorola, Inc..................................................18,900        2,783,025
National Semiconductor Corp.*...................................6,200          265,438
Raytheon Co....................................................14,400          357,300
Raytheon Co.(Class B)...........................................5,200          138,125
Texas Instruments, Inc.........................................28,800        2,790,000
Xilinx, Inc.....................................................2,600          118,219
                                                                         -------------
                                                                            16,205,083

                                                                         -------------
Entertainment & Leisure - 1.1%
Eastman Kodak Co...............................................25,200        1,669,500
Hasbro, Inc.....................................................3,600           68,625
International Game Technology...................................5,000          101,563
Mattel, Inc....................................................23,500          308,438
Mirage Resorts, Inc.*..........................................18,200          278,688
Times Mirror Co.................................................7,000          469,000
                                                                          ------------
                                                                             2,895,814

                                                                          ------------
Environmental Controls - 0.3%
Waste Management, Inc..........................................45,500          782,031
                                                                          ------------
Financial Services - 3.4%
Bear Stearns Co., Inc...........................................5,400          230,850
Charter One Financial, Inc.....................................10,200          195,075
CIT Group, Inc. (The)...........................................6,300          133,088
Citigroup, Inc.................................................23,600        1,311,275
Countrywide Credit Industries, Inc..............................5,400          136,350
Federal Home Loan Mortgage Corp................................31,000        1,458,938
Federal National Mortgage Association..........................31,900        1,991,756
Financial Security Assurance Holdings Ltd.........................500           26,063
Finova Group, Inc...............................................3,100          110,050
Franklin Resources, Inc.........................................1,200           38,475
Goldman Sachs Group, Inc. (The)................................11,900        1,120,831
Merrill Lynch & Co., Inc.......................................17,500        1,461,250
Ocwen Financial Corp.*............................................400            2,500
Paine Webber Group, Inc.........................................6,200          240,638
Provident Financial Group, Inc....................................500           17,938
Regions Financial Corp.........................................10,700          268,838
TD Waterhouse Group, Inc.*.....................................17,900          294,231
                                                                         -------------
                                                                             9,038,146

                                                                         -------------
Food Retailers - 0.7%
Albertson's, Inc................................................6,300          203,175
Kroger Co......................................................43,500          821,063
Safeway, Inc.*.................................................26,600          945,963
                                                                          ------------
                                                                             1,970,201

                                                                          ------------
Forest Products & Paper - 0.6%
Bowater, Inc....................................................1,900          103,194
Fort James Corp.................................................9,500          260,063
Georgia-Pacific Corp............................................2,800          142,100
International Paper Co.........................................14,900          840,919
Louisiana-Pacific Corp..........................................3,900           55,575
Pactiv Corporation*.............................................1,000           10,625
Smurfit-Stone Container Corp.*..................................8,400          205,800
                                                                         -------------
                                                                             1,618,276

                                                                         -------------
Health Care Providers - 0.8%
Columbia/HCA Healthcare Corp...................................20,600          603,838
HEALTHSOUTH Corp.*.............................................19,900          106,963
Medtronic, Inc.................................................15,400          561,138
Tenet Healthcare Corp.*........................................18,400          432,400
United Healthcare Corp..........................................5,100          270,938
Wellpoint Health Networks, Inc.*................................3,400          224,188
                                                                          ------------
                                                                             2,199,465

                                                                          ------------
Heavy Machinery - 0.8%
Baker Hughes, Inc...............................................8,500          179,031
Caterpillar Inc...................................................200            9,413
Cooper Industries, Inc..........................................7,100          287,106
Deere & Co.....................................................16,400          711,350
Eaton Corp......................................................5,000          363,125
Ingersoll-Rand Co...............................................6,800          374,425
Smith International, Inc.*......................................2,600          129,188
                                                                          ------------
                                                                             2,053,638

                                                                          ------------
Home Construction, Furnishings & Appliances - 0.1%
Furniture Brands International, Inc.*.............................900           19,800
Leggett & Platt, Inc...........................................13,600          291,550
                                                                          ------------
                                                                               311,350

                                                                          ------------
Household Products - 2.2%
Clorox Co......................................................11,000          554,125
Procter & Gamble Co............................................47,800        5,237,088
                                                                        --------------
                                                                             5,791,213

                                                                        --------------
Industrial - Diversified - 1.2%
ITT Industries, Inc.............................................8,600          287,563
Temple Inland, Inc..............................................2,000          131,875
Tyco International Ltd.........................................67,800        2,635,725
Water Pik Tecnologies, Inc.*........................................5               48
                                                                         -------------
                                                                             3,055,211

                                                                         -------------
Insurance - 3.3%
Aetna, Inc......................................................7,200          401,850
Allstate Corp..................................................63,200        1,516,800
Ambac Financial Group, Inc......................................5,600          292,250
American International Group....................................8,600          929,875
Aon Corp.......................................................19,900          796,000
AXA Financial, Inc.............................................11,600          392,950
Cigna Corp.....................................................10,200          821,738
Fremont General Corp............................................1,600           11,800
Hartford Financial Services Group, Inc.........................18,000          852,750
Lincoln National Corp..........................................13,000          520,000
MBIA, Inc.......................................................8,300          438,344
Mercury General Corp............................................3,000           66,750
Safeco Corp....................................................10,400          258,700
St. Paul Co....................................................14,600          491,838
Torchmark Corp..................................................5,200          151,125
Travelers Property Casualty Corp................................4,800          164,400
UnumProvident Corp.............................................19,800          634,838
                                                                          ------------
                                                                             8,742,008

                                                                          ------------
Lodging - 0.3%
Extended Stay America, Inc.*......................................700            5,338
Hilton Hotels Corp.............................................26,400          254,100
Mandalay Resort Group*..........................................1,000           20,125
Starwood Hotels & Resorts Worldwide, Inc.......................17,700          415,950
                                                                          ------------
                                                                               695,513

                                                                          ------------
Media - Broadcasting & Publishing - 2.9%
Comcast Corp...................................................39,000        1,959,750
Gannett Co., Inc...............................................12,400        1,011,375
Knight-Ridder, Inc.............................................10,000          595,000
MediaOne Group, Inc.*..........................................40,300        3,095,544
New York Times Co..............................................18,300          898,988
                                                                         -------------
                                                                             7,560,657

                                                                         -------------
Medical Supplies - 0.6%
Becton Dickinson & Co...........................................4,900          131,075
Boston Scientific Corp.*........................................7,600          166,250
Forest Laboratories, Inc.*.....................................11,900          731,106
Humana, Inc.*...................................................6,000           49,125
Perkin-Elmer Biosystems Group...................................3,500          421,094
St. Jude Medical, Inc.*.........................................2,300           70,581
                                                                         -------------
                                                                             1,569,231

                                                                         -------------
Metals - 0.8%
Alcoa, Inc.....................................................16,300        1,352,900
Allegheny Technologies, Inc.....................................7,850          176,134
Freeport-McMoran Copper & Gold, Inc. (Class B)*................10,900          230,263
Hubbell, Inc....................................................2,400           65,400
Phelps Dodge Corp.................................................600           40,275
Reynolds Metals Co..............................................2,900          222,213
                                                                         -------------
                                                                             2,087,185

                                                                         -------------
Office Equipment - 0.3%
Harris Corp., Inc.................................................100            2,669
Xerox Corp.....................................................39,300          891,619
                                                                         -------------
                                                                               894,288

                                                                         -------------
Oil & Gas - 5.6%
Chevron Corp...................................................18,800        1,628,550
Columbia Energy Group...........................................4,100          259,325
Conoco Inc. (Class B)..........................................17,900          445,263
Consolidated Natural Gas Co.....................................3,900          253,256
Cooper Cameron Corp.*...........................................2,900          141,919
ENSCO International, Inc........................................6,600          150,975
Exxon Mobil Corp...............................................97,184        7,829,386
Global Marine, Inc.*............................................9,000          149,625
Phillips Petroleum Co...........................................7,900          371,300
Royal Dutch Petroleum Co.......................................49,500        2,991,656
R&B Falcon Corp.*..............................................10,400          137,800
Tosco Corp......................................................8,200          222,938
Ultramar Diamond Shamrock Corp..................................4,700          106,631
Union Pacific Resources Group, Inc..............................7,300           93,075
Valero Energy Corp................................................800           15,900
                                                                         -------------
                                                                            14,797,599

                                                                         -------------
Pharmaceuticals - 6.9%
Abbott Laboratories............................................44,200        1,605,013
Alza Corp.*....................................................19,100          661,338
American Home Products Corp....................................55,700        2,196,669
Bristol-Myers Squibb Co........................................77,600        4,980,950
Eli Lilly & Co.................................................49,000        3,258,500
Genzyme Corp.*..................................................7,900          355,500
Human Genome Sciences, Inc.*......................................900          137,363
Johnson & Johnson...............................................1,700          158,313
Merck & Co., Inc...............................................14,500          972,406
Pfizer, Inc....................................................17,500          567,656
Schering-Plough Corp............................................2,200           92,813
Warner Lambert Co..............................................35,500        2,908,781
Watson Pharmaceutical, Inc.*....................................6,500          232,781
                                                                          ------------
                                                                            18,128,083

                                                                          ------------
Retailers - 5.8%
Abercrombie & Fitch Co..........................................5,500          146,781
Circuit City Stores, Inc........................................3,400          153,213
CompUSA, Inc.*..................................................2,100           10,763
CVS Corp........................................................3,700          147,769
Dayton-Hudson Corp.............................................23,600        1,733,125
Federated Department Stores, Inc.*.............................11,400          576,413
Gap, Inc.......................................................45,000        2,070,000
Home Depot, Inc................................................36,600        2,509,388
J.C. Penney Co., Inc...........................................14,200          283,113
K-Mart Corp.*..................................................26,900          270,681
May Department Stores Co. (The)................................18,200          586,950
Nordstrom, Inc..................................................7,300          191,169
Sears, Roebuck and Co.............................................400           12,175
TJX Companies, Inc.............................................17,800          363,788
Wal-Mart Stores, Inc...........................................89,300        6,172,863
                                                                         -------------
                                                                            15,228,191

                                                                         -------------
Telephone Systems - 7.9%
AT&T Corp......................................................31,900        1,618,925
AT&T Corp. - Liberty Media Group...............................33,900        1,923,825
Bell Atlantic Corp.............................................22,700        1,397,469
Exodus Communications, Inc......................................5,200          461,825
Global Crossing Ltd.*..........................................24,600        1,230,000
GTE Corp.......................................................34,400        2,427,350
Level 3 Communications, Inc.*..................................15,600        1,277,250
MCI WorldCom, Inc..............................................99,750        5,292,984
SBC Communications Corp.......................................111,500        5,435,625
                                                                         -------------
                                                                            21,065,253

                                                                         -------------
Textiles, Clothing & Fabrics - 0.1%
Jones Apparel Group, Inc.*......................................7,300          198,013
Reebok International Ltd.*......................................1,100            9,006
Unifi, Inc.*....................................................1,100           13,544
                                                                         -------------
                                                                               220,563

                                                                         -------------
Transportation - 0.6%
AMR Corp. *.....................................................5,500          368,500
Burlington Northern Santa Fe Corp..............................14,100          341,925
CNF Transportation, Inc.........................................1,400           48,300
Consolidated Freightways Corp.*...................................100              794
CSX Corp........................................................6,500          203,938
Norfolk Southern Corp..........................................10,600          217,300
Ryder System, Inc...............................................1,900           46,431
Union Pacific Corp..............................................7,400          322,825
Wisconsin Central Transport Corp.*................................300            4,031
                                                                         -------------
                                                                             1,554,044

                                                                         -------------

Total Common Stocks (Cost $232,008,679)                                    258,792,737
                                                                         -------------

U.S. Treasury Securities - 0.0%                                 Par
U.S. Treasury Note at 5.875%, due 2/15/00 (a)................$310,000     $    310,291
(Cost $311,519)                                                          -------------

TOTAL INVESTMENTS - 98.5%
(Cost $232,320,198)                                                        259,103,028

Other Assets and Liabilities - 1.5%                                          4,024,120
                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                $ 263,127,148
                                                                         =============

Portfolio Footnotes:

(a) Held as collateral for open futures contracts.

* Non-income producing security.


Cova Series Trust
International Equity Portfolio

PORTFOLIO OF INVESTMENTS
December 31, 1999
(Percentage of Net Assets)


--------------------------------------------------------------------------------------
Security                                                                       Value
Description                                                    Shares         (Note 1)
--------------------------------------------------------------------------------------
Common and Preferred Stocks - 99.1%
Australia - 2.8%
AMP Ltd........................................................21,000       $  231,673
Broken Hill Proprietary Co., Ltd...............................29,800          390,698
CSR Ltd........................................................73,500          178,263
Lend Lease Corp., Ltd..........................................24,400          341,316
National Australia Bank Ltd....................................30,800          470,413
News Corp., Ltd. (The) Preferred...............................96,000          821,210
Southcorp Holdings Ltd........................................108,400          381,572
Telstra Corp., Ltd.............................................92,900          504,218
Telstra Corp., Ltd.*...........................................29,192          158,441
Westpac Banking Corp. Ltd......................................30,900          212,819
WMC Ltd........................................................34,900          192,166
                                                                         -------------
                                                                             3,882,789

                                                                         -------------
Austria - 0.5%
Bank Austria AG ...............................................12,153          686,081
                                                                         -------------
Belgium - 0.0%
Real Software.....................................................814           64,663
                                                                         -------------
Denmark - 0.1%
Ratin A/S (B Shs) ..............................................1,733          194,893
                                                                        --------------
Finland - 3.0%
Nokia Oyj......................................................12,966        2,352,790
Sonera Oyj......................................................7,061          484,393
Stora Enso Oyj.................................................57,484          988,419
Tietoenator Oyj.................................................5,705          356,575
                                                                          ------------
                                                                             4,182,177

                                                                          ------------
France -11.5%
Alcatel.........................................................4,024          924,904
Alstom.........................................................18,386          613,506
Atos SA*........................................................1,510          250,559
Aventis S.A....................................................18,659        1,085,336
AXA Co..........................................................6,933          967,299
Banque Nationale de Paris......................................11,070        1,022,225
Carrefour S.A...................................................4,278          789,647
Castorama Dubois Investisse.....................................1,900          578,448
Christian Dior SA...............................................1,484          368,021
CNP Assurances..................................................5,600          206,394
Coflexip SA.....................................................1,603          116,593
Compagnie de Saint Goban........................................2,767          520,783
Elf Aquitaine SA ..................................................65           10,026
Groupe Danone...................................................2,707          638,569
Lagardere Groupe................................................8,614          468,924
LVMH (Louis Vuitton Moet Hennessy)................................789          353,710
Pinault-Printemps-Redoute S.A...................................2,388          630,724
Renault S.A.....................................................4,942          238,440
Rhodia, S.A....................................................22,490          508,763
Suez Lyonnaise Des Eaux SA......................................1,509          242,027
Total Fina SA..................................................21,045        2,811,049
Usinor Sacilor.................................................19,821          372,656
Vivendi........................................................22,847        2,064,824
                                                                         -------------
                                                                            15,783,427

                                                                         -------------
Germany - 10.7%
BASF AG........................................................14,475          744,205
Bayer AG........................................................7,749          367,153
Bilfinger and Berger Bau AG....................................12,540          273,058
Celanese AG*....................................................1,116           20,363
Consors Discount Broker AG*.....................................2,808          234,952
DaimlerChrysler AG.............................................14,013        1,090,566
Deutsche Bank AG...............................................14,408        1,217,896
Deutsche Telekom AG............................................28,108        2,011,833
Dresdner Bank AG................................................8,240          448,564
Entrium Direct Bankers AG*......................................6,500           99,600
Hochtief AG.....................................................4,400          164,119
Mannesmann AG..................................................13,546        3,304,685
Marschollek, Lautenschlaeger und Partner AG.......................600          181,458
ProSieben Media AG Preferred (144A)^............................4,100          238,486
SAP AG..........................................................1,452          715,779
Schering AG.....................................................2,607          317,608
Siemans AG.....................................................12,590        1,602,997
Stinnes AG*....................................................11,148          236,004
Thyssen Krupp AG...............................................15,893          484,657
Veba AG........................................................12,682          616,863
Volkswagen AG - Preferred.......................................3,900          126,204
Volkswagen AG...................................................5,979          337,235
                                                                         -------------
                                                                            14,834,285

                                                                         -------------
Hong Kong - 2.8%
Cable & Wireless HKT Ltd......................................150,000          433,230
Cheung Kong (Holdings) Ltd.....................................54,000          686,029
Dao Heng Bank Group Ltd........................................80,000          412,711
Hong Kong Electric.............................................71,000          221,961
Hutchison Whampoa Ltd..........................................80,000        1,163,000
SmarTone Telecommunications Holdings Ltd.......................68,500          330,471
Sun Hung Kai Properties Ltd....................................45,000          468,931
Wharf (Holdings) Ltd...........................................86,000          199,704
                                                                         -------------
                                                                             3,916,037

                                                                         -------------
Ireland - 0.9%
Bank of Ireland................................................42,633          339,529
CRH Plc........................................................15,728          339,305
Irish Life & Permanent Plc.....................................19,361          183,468
Jefferson Smurfit Group Plc...................................135,628          410,180
                                                                          ------------
                                                                             1,272,482

                                                                          ------------
Italy - 4.2%
Assicurazioni Generali..........................................6,975          231,618
Banca Fideuram SpA.............................................60,681          707,215
Banca Nazionale del Lavoro *...................................64,729          215,336
Bipop-Carire SpA................................................2,703          239,273
ENI SpA.......................................................114,421          627,838
Fiat SpA*.......................................................9,790          279,795
Mediaset SpA...................................................23,973          370,773
Mediolanum SpA.................................................22,410          299,699
Saipem SpA.....................................................48,900          178,008
Telecom Italia Mobile SpA......................................88,868          990,931
Telecom Italia SpA.............................................39,263          552,155
Telecom Italia SpA.............................................64,630          394,439
Unicredito Italiano SpA.......................................143,670          707,368
                                                                         -------------
                                                                             5,794,448

                                                                         -------------
Japan - 19.2%
Advantest Corp..................................................1,000          264,343
Aiful Corp........................................................500           61,191
Ajinomoto Co., Inc.............................................15,000          156,403
Asahi Bank Ltd.................................................79,000          487,272
Bank of Fukuoka Ltd............................................23,000          159,653
Bank of Tokyo - Mitsubishi Ltd. (The)..........................33,000          460,074
Bridgestone Corp................................................9,000          198,257
Citizen Watch Co, Ltd..........................................25,000          159,095
DDI Corp...........................................................33          452,320
EBARA Corp.....................................................39,000          435,285
Fuji Bank, Ltd.................................................36,000          349,990
Fuji Heavy Industries Ltd......................................21,000          143,920
Fujitsu Ltd....................................................23,000        1,049,344
Hitachi Ltd....................................................25,000          401,410
Hitachi Software Engineering Co., Ltd...........................2,200          320,932
Honda Motor Co., Ltd...........................................11,000          409,242
Ito-Yokado Co., Ltd.............................................4,000          434,697
Japan Tobacco, Inc.................................................19          145,467
Kaken Pharmaceutical Co. Ltd...................................10,000           55,610
Kawasaki Steel Corp............................................97,000          173,791
Kyocera Corp....................................................4,000        1,037,791
Marui Co., Ltd.................................................11,000          164,343
Matsushita Electric Industry...................................20,000          554,141
Minebea Co., Ltd...............................................34,000          583,532
Mitsubishi Chemical Corp......................................158,000          556,883
Mitsubishi Corp................................................72,000          556,178
Mitsubishi Estate Co., Ltd.....................................20,000          195,222
Mitsui Marine & Fire Insurance Co., Ltd........................25,000          148,326
Mitsui Trust & Banking Co., Ltd (The)..........................31,000           70,110
NAMCO Ltd.......................................................9,300          602,761
NEC Corp.......................................................16,000          381,437
Nintendo Co. Ltd................................................1,400          232,739
Nippon Telegraph and Telephone Corp...............................129        2,210,202
Nippon Yusen Kabushiki Kaisha.................................140,000          572,939
Nishimatsu Construction Co.....................................73,000          293,029
Nisshin Steel Co., Ltd..........................................4,000            4,425
Omron Corp......................................................9,000          207,509
Osaka Gas Co., Ltd.............................................75,000          180,634
Pioneer Corp...................................................19,000          502,252
Promise Co., Ltd................................................5,200          264,735
Ricoh Corp., Ltd...............................................28,000          527,981
Rohm Co.........................................................1,600          657,921
Sanyo Electric Co., Ltd........................................42,000          170,648
Sekisui Chemical Co., Ltd......................................41,000          181,839
Shohkoh Fund......................................................440          174,251
Snow Brand Milk Product Co Ltd.................................29,000          116,977
Softbank Corp...................................................1,400        1,340,513
Sony Music Entertainment, Inc...................................9,600        1,915,489
Sumitomo Bakelite Co., Ltd.....................................14,000          125,416
Sumitomo Bank, Ltd.............................................16,000          219,150
Sumitomo Rubber Industries Ltd.................................45,000          199,138
Suzuki Motor Corp..............................................23,000          335,745
Taiheiyo Cement Corp...........................................49,000           93,548
Takeda Chemical Industries.....................................13,000          642,745

--------------------------------------------------------------------------------
SMALL CAP STOCK PORTFOLIO                           For the Period ended 6/30/00
MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT
Letter to Policyholders
--------------------------------------------------------------------------------

MARKET REVIEW
The Russell 2000 Index returned 3.04% for the six months ended June 30, 2000, outperforming the S&P 500 Index's -0.42% return for the same period. During the first half of the year, small cap value companies (+5.85%) topped small cap growth companies (+1.22%), and volatility figured as one of the main stories in almost every asset class. Small cap stocks charged into year 2000 fueled by strong performance at the end of 1999. During the first quarter, small caps (+7.08%) outperformed large caps (+2.29%) by a considerable margin. Investors continued to have a healthy appetite for tech-related names -- as the strong global economy charged along -- and growth stocks set the pace, as the Russell 2000 Growth (+9.28%) topped the Russell 2000 Value (+3.82%). However, the sharp pull back in technology, communications and biotech shares in March, April and May erased much of the progress made earlier in the year. The second quarter represented a reversal of fortune, as small company stocks (-3.78%) lagged large company stocks (-2.66%), and the Russell 2000 Value (+1.95%) outperformed the Russell 2000 Growth (-7.37%). The market responded somewhat nervously to mixed economic data, and reacted severely to earnings disappointments, during the second quarter. Though volatility did not halt rampant M&A activity or the flow of assets into small cap funds, it had a serious impact on the number of IPO deals, as a number of companies delayed their scheduled debuts for fear of an unfavorable reception.

PORTFOLIO REVIEW
The Portfolio lagged its benchmark for the six months ended June 30, 2000. Both stock selection and sector allocation detracted from return as the portfolio underperformed in ten of seventeen sectors. Holdings that had the most positive impact on performance included Human Genome Sciences (pharmaceuticals), Power-One (hardware) and Exar Corp (software). Holdings that had the most negative impact on performance included Checkfree Holdings (capital markets), Mediaplex (services) and Geon Co. (industrial cyclical). The Portfolio's holdings in the (i) pharmaceuticals, (ii) finance and (iii) consumer cyclical sectors contributed most to overall return, while holdings in the (i) software & services, (ii) services and (iii) health services & systems sectors were detractors.

OUTLOOK

We believe that volatility will be a fixture in the small cap market, particularly in high growth sectors like technology, services, biotech and communications. We also expect to see the market broaden as more sectors of the economy achieve positive results. For this reason we believe that multi-sector exposure, which positions the Portfolio to participate in a broad market rally, remains the most prudent approach for this core strategy.

DENISE E. HIGGINS
STEPHEN J. RICH
Portfolio Managers
J.P. Morgan Investment Management Inc.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                         % of net assets
--------------------------------------------------------
 1.        Human Genome Sciences Inc.       1.6
--------------------------------------------------------
 2.        Advanced Fibre Communication     1.3
--------------------------------------------------------
 3.        Exar                             1.3
--------------------------------------------------------
 4.        CH Robison                       1.0
--------------------------------------------------------
 5.        Power-One                        1.0
--------------------------------------------------------
 6.        Valassis Communications          1.0
--------------------------------------------------------
 7.        Atmi                             1.0
--------------------------------------------------------
 8.        Mettler Toledo                   1.0
--------------------------------------------------------
 9.        Kopin                            1.0
--------------------------------------------------------
10.        On Assignment                    1.0
--------------------------------------------------------


SECTOR ALLOCATION
As of 6/30/00
         [Bar Graph]

--------------------------------------------
Other                            18.4
--------------------------------------------
Software & Services              16.5
--------------------------------------------
Industrial Cyclicals             15.6
--------------------------------------------
Pharmaceuticals                  8.7
--------------------------------------------
Hardware                         8.7
--------------------------------------------
Conumer Cyclical                 7.8
--------------------------------------------
Services                         7.0
--------------------------------------------
Semiconductor                    6.8
--------------------------------------------
Energy                           5.4
--------------------------------------------
Finance                          5.1
--------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                         Average Annual Return2
Inception 5/1/96                                         (for the period ended
                                                                        6/30/00)

--------------------------------------- -------------- --------------------------- -----------------------
                                           1 Year                3 Year               Since inception
--------------------------------------- -------------- --------------------------- -----------------------
Small Cap Stock Portfolio,
managed by JPMIM                           37.46%                15.90%                    15.30%
--------------------------------------- -------------- --------------------------- -----------------------
Russell 2000 Index1                        14.48%                10.69%                    11.47%
--------------------------------------- -------------- --------------------------- -----------------------

1 The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Small Cap Stock Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

--------------------------------------------------------------------------------
QUALITY BOND PORTFOLIO                              For the Period ended 6/30/00
MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT
Letter to Policyholders
--------------------------------------------------------------------------------

MARKET REVIEW
The supply/demand factors that pushed bond yields lower earlier in the year (Treasury buyback and recommended changes to the Government Sponsored Enterprises) gave way, in the second half, to the reality of stronger growth and rising inflationary signals. Following strong GDP and inflationary reports, the Fed tightened monetary policy in mid-May by 50 basis points to 6.50%. In response, the economic reports prompted additional projected tightening needs to slow U.S. growth and tame inflation. That, in turn, caused spread sectors to deteriorate early in the second quarter, with investment grade corporate debt reaching the highest spread level in 81 years outside of recession.

However, growth and inflationary indicators for the remainder of 2000 were more mixed, suggesting that inflation (excluding the impact of recent increases in energy prices) is not accelerating sharply. As a result, the Fed did not change policy at their June meeting and market expectations of future Fed tightening moderated significantly as the 2000 ended.

PORTFOLIO REVIEW
As we anticipated the yield curve inversion, the rally in long Treasury bonds and widening of spreads earlier in the year, we positioned the portfolio accordingly by extending duration in the portfolio. With the anticipated further U.S.

government fiscal surplus in the second half of the year and related paydown of U.S. Treasuries, we maintained a modest long duration position mostly concentrated in the longer maturity sector of the yield curve. Additionally, we started the year off overweighting Treasuries by reducing allocations to investment grade corporate bonds and selling off the portfolio's agency notes. We maintained the portfolio's underweight position in investment grade corporate bonds during the period, but moved to a more neutral position near the end of the reporting period. We reduced the portfolio's exposure to Treasuries at the end of the period by adding to mortgage backed securities and residential mortgages.

OUTLOOK

We believe that global growth has peaked and that the likely path for the U.S. economy is for a "soft landing" slowdown, with GDP growth moving below 4% in the coming months. Inflation pressures will remain contained. Fed tightening of monetary policy is nearly done, with one final move of 25bps before year-end still likely. Interest rates will remain in a range roughly around current levels, with short rates responding to any further moves by the Fed.

HARRIET T. HUBER
WILLIAM G. TENNILLE

Portfolio Managers
J.P. Morgan Investment Management Inc.



--------------------------------------------------------------------------------
CREDIT QUALITY
As of 6/30/00

-----------------------------------------------------------
Treasury                                            15.23%
-----------------------------------------------------------
Agency                                              45.93
-----------------------------------------------------------
AAA                                                 20.26
-----------------------------------------------------------
AA                                                   3.06
-----------------------------------------------------------
A                                                    8.80
-----------------------------------------------------------
BBB                                                  5.57
-----------------------------------------------------------
BB                                                   1.15
-----------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
As of 6/30/00
[Bar Graph]

--------------------------------------------------------------------
U.S. Agency & Corp.- Mortg. Backed                        55.7%
--------------------------------------------------------------------
U.S. Treasury & Agency                                    18.6
--------------------------------------------------------------------
Corporate Investment Grade                                15.7
--------------------------------------------------------------------
Asset Backed Securities                                    8.3
--------------------------------------------------------------------
Corporate High Yield                                       0.9
--------------------------------------------------------------------
Emerging Market Debt                                       0.8
--------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                        Average Annual Return2
Inception 5/1/96                                    (for the period ended 6/30/00)
-------------------------------------------------------------------------------------------------------
                                          1 Year                3 Year               Since inception
--------------------------------------- ----------- ------------------------------- -------------------
Quality Bond Portfolio,
managed by JPMIM                          4.23%                 5.47%                     5.99%
--------------------------------------- ----------- ------------------------------- -------------------
Salomon Brothers BIG Index1               4.57%                 6.04%                     6.59%
--------------------------------------- ----------- ------------------------------- -------------------

1 The Salomon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The index does not reflect any expenses.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Quality Bond Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO                           For the Period ended 6/30/00
MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT
Letter to Policyholders
------------------------------------------------------------------------------

MARKET REVIEW
The U.S. Equity market cycled erratically during the first six months of the year between growth stocks and value stocks based on the announced economic data. Weak data lead to powerful rallies in technology and other growth stocks. Data reflecting a strong economy caused a surge in lower priced value stocks. While value stocks outperformed dramatically at the beginning of the period, growth stocks came back strong in June and managed to outperform value for the second quarter (Russell 1000 Growth -2.7% vs. Russell 1000 Value -4.69%). The market's reaction to the data flow is based entirely on the impact the economy has on and interest rates. The U.S. Federal Reserve raised rates several times in the first half of the year and continues to monitor the situation. Higher rates are just beginning to slow the economy somewhat which will start to impact corporate earnings. Any earnings disappointments at the company level are being penalized heavily across all sectors. We believe that the second quarter is evidence that the market is transitioning from the strong momentum focus it had in 1999, to a more balanced environment.

PORTFOLIO REVIEW
The fund's performance during the period was positively impacted by stock selection within the hardware and semi-conductor sectors. The portfolios underweight position in Qualcomm Inc. contributed positively to its performance as the company announced a weakening in chip sales and a less positive outlook for its third generation CDMA wireless sales. Industrial cyclical and finance sectors were among the worst performers during the first half of the year. The slowdown of the U.S. economy has led several companies to pre-announce second quarter earnings below expectations, and has started to negatively impact share prices, with the financial sector taking the worst hit, down 15% for June. In Industrial cyclicals, Rohm & Haas and Honeywell had second quarter earnings disappointments, and in the insurance sector, earnings warnings deflated shares of Aon Corp earlier in the year.

Overall, the pharmaceuticals and capital markets sectors moved ahead as investors continued their rotation out of "new economy" stocks. As a consequence, the software and services, telecommunications and technology sectors fell. While the pharmaceuticals and capital markets sectors posted a positive return for the six month period, holdings such as Oracle and Microsoft pulled down performance as the latter was roiled with detailed announcements of Judge Jackson's ruling against the company in the lengthy anti-trust suit. Individual security selection contributed to the portfolio's overall performance. The portfolio ended the period with an overweight position in Intel which posted a positive total return for the six months ending June 30, 2000.

OUTLOOK

The strategy for the portfolio remains unchanged and we continue to be fully invested and largely sector neutral. We anticipate that another short-term rate rise is still possible for the second half of the year. The economy has been slowing, as share prices of more speculative equity were disproportionately impacted toward the end of the first quarter. We expect the slowdown to continue as evidenced by the recent cooling of the overheated rate of late 1999 and early 2000.

PEGGY ADAMS
MICHAEL J. KELLY
Portfolio Managers
J.P. Morgan Investment Management Inc.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

--------------------------------------------------------
 1.        Exxon Mobil Corp.                        4.0
--------------------------------------------------------
 2.        Cisco Systems Inc.                       3.9
--------------------------------------------------------
 3.        Microsoft Corp.                          3.9
--------------------------------------------------------
 4.        Intel Corp.                              3.5
--------------------------------------------------------
 5.        General Electric Co.                     3.4
--------------------------------------------------------
 6.        Tyco Intl. Ltd. New                      3.1
--------------------------------------------------------
 7.        Sun Microsystems Inc.                    2.9
--------------------------------------------------------
 8.        Eli Lilly & Co.                          1.9
--------------------------------------------------------
 9.        Wal-Mart Stores Inc.                     1.9
--------------------------------------------------------
10.        America Online Inc.                      1.9
--------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
--------------------------------------------------------------------
Hardware & Semiconductor                                      19.2%
--------------------------------------------------------------------
Other                                                          17.9
--------------------------------------------------------------------
Industrial Cyclical                                            14.1
--------------------------------------------------------------------
Pharmaceuticals                                                10.1
--------------------------------------------------------------------
Software & Services                                             8.8
--------------------------------------------------------------------
Telecommunications                                              7.3
--------------------------------------------------------------------
Energy                                                          6.4
--------------------------------------------------------------------
Services                                                        5.9
--------------------------------------------------------------------
Consumer Stable                                                 5.3
--------------------------------------------------------------------
Capital Services                                                5.0
--------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                      Average Annual Return2
Inception 5/1/96                                                      (for the period ended
                                                                             6/30/00)

--------------------------------------------------------------------------------------------------------------------
                                               1 Year                         3 Year              Since inception
--------------------------------------- --------------------------- --------------------------- --------------------
Select Equity Portfolio,
managed by JPMIM                               (2.40)%                        13.59%                  16.65%
--------------------------------------- --------------------------- --------------------------- --------------------
S&P 500 Index1                                  7.24%                         19.64%                  23.06%
--------------------------------------- --------------------------- --------------------------- --------------------

1 The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Select Equity Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

--------------------------------------------------------------------------------
LARGE CAP STOCK PORTFOLIO                           For the Period ended 6/30/00
MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT
Letter to Policyholders
--------------------------------------------------------------------------------

MARKET REVIEW
The U.S. Equity market cycled erratically across the first six months of the year between growth stocks and value stocks based on the announced economic data. Weak data led to powerful rallies in technology and other growth stocks. Data reflecting a strong economy caused a surge in lower priced value stocks. While value stocks outperformed dramatically throughout the first half of the period, growth stocks came back strong in June and managed to outperform value for the second quarter (Russell 1000 Growth -2.7% vs. Russell 1000 Value -4.69%). The market's reaction to the data flow is based entirely on the impact the economy has on interest rates. The U.S. Federal Reserve raised rates several times in the quarter and continues to monitor the situation. Higher rates are just beginning to slow the economy somewhat which will start to impact corporate earnings. Any earnings disappointements at the company level are being penalized heavily across all sectors, and will continue to affect the market.

PORTFOLIO REVIEW
Stock selection within the energy sector added to returns as an overweight position in oil and gas price sensitive stocks like Global Marine benefited performance. The pharmaceuticals sector benefited from an overweighting of Alza, which proved beneficial when the company announced several new drugs, the most important being the receipt of FDA approval on Concerta, a once-a-day treatment for children with Attention Deficit Disorder. Drugs, Chemicals and Services holdings were among the strongest performers earlier this year. Drugs benefited from an overweight in Human Genome Sciences and an underweighting in Johnson & Johnson earlier this year. Human Genome Sciences proved to be a positive contributor in the first quarter as the company announced a new patent for a gene that is believed to be the entry point for the AIDS virus. The stock also benefited from market enthusiasm for genomic stocks in general.

Industrial cyclical and finance sectors were among the worst performers during the second quarter. The rising interest rate environment has led many financial services stocks to continue to underperform and resulted in a 15% decline for the sector in June. In Industrial cyclicals, Rohm & Haas and Honeywell had second quarter earnings disappointments. In the Insurance sector, earnings warnings deflated shares of Aon Corp earlier this year.

OUTLOOK

The strategy for the portfolio remains unchanged and we continue to be fully invested and sector neutral. We anticipate that another short-term rate rise is still possible for the second half of the year. The economy has been slowing, as share prices of more speculative equity were disproportionately impacted toward the end of the first quarter. We expect the slowdown to continue as evidenced by the recent cooling of the overheated rate of late 1999 and early 2000.

JOHN M. DEVLIN, JR.
JAMES WIESS
Portfolio Managers
J.P. Morgan Investment Management Inc.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

--------------------------------------------------------------------
 1.          Intel Corp.                                        4.5
--------------------------------------------------------------------
 2.          Cisco Systems Inc.                                 4.5
--------------------------------------------------------------------
 3.          Microsoft Corp.                                    4.3
--------------------------------------------------------------------
 4.          General Electric Co.                               4.1
--------------------------------------------------------------------
 5.          Exxon Mobil Corp.                                  2.8
--------------------------------------------------------------------
 6.          Wal-Mart Stores Inc.                               2.4
--------------------------------------------------------------------
 7.          Citigroup Inc.                                     2.2
--------------------------------------------------------------------
 8.          Sun Microsystems, Inc.                             2.1
--------------------------------------------------------------------
 9.          Eli Lilly & Co.                                    1.8
--------------------------------------------------------------------
10.          Texas Instruments, Inc.                            1.7
--------------------------------------------------------------------


-----------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
-----------------------------------------------------------------
Hardware & Semiconductors                                  23.1
-----------------------------------------------------------------
Other                                                      19.2
-----------------------------------------------------------------
Industrial Cyclicals                                       10.1
-----------------------------------------------------------------
Pharmaceuticals                                             9.9
-----------------------------------------------------------------
Software & Services                                         7.4
-----------------------------------------------------------------
Telecommunications                                          7.0
-----------------------------------------------------------------
Energy                                                      6.2
-----------------------------------------------------------------
Capital Markets                                             5.9
-----------------------------------------------------------------
Retail                                                      5.7
-----------------------------------------------------------------
Consumer Staples                                            5.5
-----------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                 Average Annual Return2
Inception 5/1/96                                             (for the period ended 6/30/00)
---------------------------------------------------------------------------------------------------------------------
                                             1 Year                      3 Year                   Since inception
--------------------------------------- ------------------ ------------------------------------ ---------------------
Large Cap Stock Portfolio,
managed by JPMIM                              2.09%                      18.72%                        22.37%
--------------------------------------- ------------------ ------------------------------------ ---------------------
S&P 500 Index1                                7.24%                      19.64%                        23.06%
--------------------------------------- ------------------ ------------------------------------ ---------------------

1 The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Large Cap Stock Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

----------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO                  For the Period ended 6/30/00
MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT
Letter to Policyholders
----------------------------------------------------------------------------

MARKET REVIEW
International equity markets were highly correlated during the quarter, with sentiment dominated by the likely actions of the Federal Reserve, and the debate between investors predicting a hard vs. a soft landing for the U.S. economy. `New economy' sectors, particularly TMT (Technology, Media and Telecom), were volatile over the period. Performance, particularly in Europe, was strong during the first quarter, but very weak during the second quarter, as much of the market moved into the more `value' orientated sectors.

PORTFOLIO REVIEW
Against this background, your portfolio underperformed its benchmark over the period. We focus on three sources of potential added value; country/regional allocation, stock selection and currency management. In aggregate, the macro decisions (country currency) were positive over the period, although stock selection held back performance. Stock choices in Japan have been positive, particularly in the media and telecoms sectors. For example, an overweight position in DDI was positive for performance. The company announced plans to merge with KDD and IDO to form a leading telecom carrier, providing a strong competitor to NTT Docomo. Decisions in continental Europe and the U.K. were, however, less beneficial. While overweight positions in Alcatel (France,
Technology) and Reckitt Benckiser (U.K., Consumer Non-Durable) helped performance, holding UPC (Netherlands, Media and Leisure) which suffered from concerns over future sources of funding, and Equant (France, Technology) which suffered from pricing pressure, held back performance.

OUTLOOK

In general, the Fed's policy regarding inflation risk and the market's perception of the Fed's actions will continue to drive overall sentiment. Within the international equity market universe, we continue to favor the U.K. market. Short-term interest rates appear to be peaking, and sterling should fall modestly from its current overvalued levels. Both of these factors should be supportive of the markets. The Continental European markets do not look as attractively valued, but expectations of economic growth are being revised upwards. The equity markets could, however, be held back due to investor concerns over the valuation of the technology/telecom sectors. We are becoming more cautious about the Japanese market. Growth has picked up, but may not be enough to cope with a potential tightening of monetary policy. While the longer-term valuation remains reasonable, the shorter-term news flow could be difficult.

NIGEL EMMETT
PAUL QUINSEE
Portfolio Managers
J.P. Morgan Investment Management Inc.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

----------------------------------------------------------------
 1.        Vodafone Airtouch                                2.7
----------------------------------------------------------------
 2.        BP Amoco                                         2.3
----------------------------------------------------------------
 3.        Nokia                                            2.2
----------------------------------------------------------------
 4.        Ericsson                                         1.7
----------------------------------------------------------------
 5.        Nippon Telegraph & Telephone                     1.7
----------------------------------------------------------------
 6.        Alcatel                                          1.7
----------------------------------------------------------------
 7.        Koninklijke Philips Elec.                        1.4
----------------------------------------------------------------
 8.        Total Fina                                       1.3
----------------------------------------------------------------
 9.        Glaxo Wellcome                                   1.3
----------------------------------------------------------------
10.        Fujitsu                                          1.2
----------------------------------------------------------------


--------------------------------------------------------------------------------
Sector Allocation
As of 6/30/00

[Bar Graph]
----------------------------------------------------------------
Japan                                          27.7
----------------------------------------------------------------
United Kingdom                                 20.1
----------------------------------------------------------------
Other                                          11.1
----------------------------------------------------------------
France                                          9.9
----------------------------------------------------------------
Switzerland                                     7.5
----------------------------------------------------------------
Germany                                         6.9
----------------------------------------------------------------
Netherlands                                     6.0
----------------------------------------------------------------
Sweden                                          3.9
----------------------------------------------------------------
Italy                                           3.7
----------------------------------------------------------------
Spain                                           3.2
----------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                 Average Annual Return2
Inception 5/1/96                                                  (for the period ended
                                                                        6/30/00)

----------------------------------------------------------------------------------------------------------------------
                                               1 Year                    3 Year                  Since inception
--------------------------------------- ---------------------- ---------------------------- --------------------------
International Equity Portfolio,
managed by JPMIM                               16.66%                    10.41%                      12.20%
--------------------------------------- ---------------------- ---------------------------- --------------------------
MSCI EAFE Index1                               17.38%                    10.42%                      10.04%
--------------------------------------- ---------------------- ---------------------------- --------------------------

1 The Morgan Stanley Capital International Europe, Australia and Far East Index is an unmanaged index and is an aggregate of 15 individual country indexes that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Portfolio managed by J.P. Morgan Investment Management (JPMIM) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

------------------------------------------------------------------------------
BOND DEBENTURE PORTFOLIO                          For the Period ended 6/30/00
MANAGED BY LORD, ABBETT & CO.
Letter to Policyholders

------------------------------------------------------------------------------

This period proved to be a very difficult credit environment, characterized by rising borrowing costs and reduced access to capital for many companies. Fragile market conditions, low issuances of new high yield bonds, and heavy outflows from high yield bond mutual funds resulted in lackluster performance and wider spreads. In fact, the yield spread, or difference, between lower-rated, high yield bonds and 10-year Treasury notes remained at historically wide levels for most of this reporting period, increasing to where high yield bonds (represented by the Merrill Lynch High Yield Master Index) were yielding roughly 5.65% more than Treasurys.

We placed a higher degree of emphasis on better quality securities, increasing the portfolio's weighting of high-grade corporate/investment grade bonds overall. Since current coupon mortgage rates increased by nearly 60 basis points to more than 8%, we identified what we believe are compelling opportunities to capture attractive yield in the mortgage-backed securities market. We added to this asset class, thereby raising the overall credit quality of the portfolio. In addition, we increased the percentage of equity-related securities, primarily convertible bonds issued by technology and wireless-telecommunications companies. Finally, we reduced the number of companies represented in the portfolio by culling the portfolio of underperforming securities and increasing our exposure to the holdings that we favor, including certain oil and gas companies.

If the Fed is successful in engineering a "soft landing" for the economy and in slowing consumer demand, we believe high yield securities are apt to provide good returns, and accordingly, we expect to increase our exposure to this asset class. We will continue to place emphasis on the securities issued by select wireless-telecommunications companies, as we anticipate strong growth and further consolidation in this industry sector. Likewise, we continue to favor securities associated with companies in oil and natural gas, since we believe oil and gas prices are likely to remain above historical averages throughout the remainder of the year. In general, we expect that the Fed's attempts to slow U.S. economic growth will continue to impact the market. As sufficient evidence of an economic slowdown becomes more apparent in the second half of this year, the Fed is likely to abandon its tightening posture.

CHRISTOPHER J. TOWLE
Portfolio Manager
Lord, Abbett & Co.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets
------------------------------------------------------------------
  1. GNMA Pool #528207                                        6.7
------------------------------------------------------------------
  2. GNMA Pool #529158                                        5.5
------------------------------------------------------------------
  3. U.S. Treasury Note                                       4.1
------------------------------------------------------------------
  4. Iron Mountain                                            1.5
------------------------------------------------------------------
  5. Devon Energy                                             1.2
------------------------------------------------------------------
  6. Elan Corp.                                               1.1
------------------------------------------------------------------
  7. Roche Holdings                                           1.0
------------------------------------------------------------------
  8. Solectron Corp.                                          1.0
------------------------------------------------------------------
  9. Harrahs Operating                                        0.9
------------------------------------------------------------------
10. Sinclair Broadcasting                                     0.9
------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
As of 6/30/00
[Bar Graph]
--------------------------------------------------------------------------------
High Yield                                             54.8
--------------------------------------------------------------------------------
Convertibles                                           18.2
--------------------------------------------------------------------------------
U.S. Government Securities                             17.2
--------------------------------------------------------------------------------
Investment Grade                                       6.8
--------------------------------------------------------------------------------
Conv. Preferred Stk.                                   2.4
--------------------------------------------------------------------------------
Preferred Stock                                        0.5
--------------------------------------------------------------------------------
Common Stock                                           0.1
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                             Average Annual Return1
Inception 5/1/96                                         (for the period ended 6/30/00)
------------------------------------------------------------------------------------------------------------------
                                           1 Year                    3 Year                   Since inception
--------------------------------------- -------------- ----------------------------------- -----------------------
Bond Debenture Portfolio,
managed by Lord, Abbett                     3.91%                    6.19%                         9.41%
--------------------------------------- -------------- ----------------------------------- -----------------------
First Boston High

Yield Index2                               (.40)%                    3.10%                         5.91%
--------------------------------------- -------------- ----------------------------------- -----------------------
Salomon Brothers

BIG Index3                                  4.57%                    6.04%                         6.59%
--------------------------------------- -------------- ----------------------------------- -----------------------
Merrill Lynch

Convertible Index4                         28.31%                    19.54%                        17.82%
--------------------------------------- -------------- ----------------------------------- -----------------------

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Bond Debenture Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2The First Boston High Yield Index is representative of lower rated debt, including straight-preferred stocks.

3The Salomon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The index does not reflect any expenses.

4The Merrill Lynch Convertible Index is representative of the equity-related securities. The three indices chosen have elements of these three categories, but since there is no one index combining all three categories, these three separate indices may not be a valid comparison for the Portfolio. These indices do not include fees or expenses and are not available for direct investment. Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

-------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO                            For the Period ended 6/30/00
MANAGED BY LORD, ABBETT & CO.
Letter to Policyholders

-------------------------------------------------------------------------------

The strong performance of our mid-cap value funds relative to the S&P Mid-Cap 400 BARRA Value Index was driven by solid gains in our stocks of healthcare, energy and select consumer companies. In the energy sector, we benefited from our exposure to natural gas companies. With natural gas prices currently high during what is normally a seasonally weak period, increasing demand for natural gas from electric generators and a shrinking reserve base, we remain very optimistic on the outlook for natural gas. Additionally, our holdings in stocks of insurance companies helped performance in the financial services sector.

We were able to sidestep the recent correction in the technology sector by investing selectively in stocks of medical technology companies that remained afloat based on their solid fundamentals, healthy profits and realistic profit projections. Nevertheless, we did have a few disappointments in the portfolio. In particular, while high oil prices benefited many of our energy holdings, they did not bode well for our holdings in the transportation sector, where companies found it difficult to pass on rising fuel costs. Additionally, a few retail and food company stocks in the consumer non-durables sector underperformed, holding down performance in that area. In many cases though, the problems were generally company specific and our broad diversification muted their impact on the portfolio.

Momentum investing in technology appears to have fizzled out, and investors are turning to solid values with quantifiable earnings. We believe the trend toward fundamental investing will continue as more investors discover companies with exceptional values and strong business prospects, especially those presented by mid-cap stocks. Many mid-sized companies have shown promising business developments and many of these stocks are selling at appealing discounts when compared to stocks of large companies.

EDWARD VON DER LINDE
Portfolio Manager
Lord, Abbett & Co.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

------------------------------------------------------
  1. Caremark Rx Inc.                             3.6
------------------------------------------------------
  2. EOG Resources Inc.                           3.3
------------------------------------------------------
  3. St. Jude Medical, Inc.                       3.3
------------------------------------------------------
  4. CBRL Group Inc.                              3.1
------------------------------------------------------
  5. Oxford Health Plans                          3.1
------------------------------------------------------
  6. R&B Falcon Corp.                             2.9
------------------------------------------------------
  7. Dynergy Inc.                                 2.8
------------------------------------------------------
  8. XL Capital Ltd. Class A                      2.7
------------------------------------------------------
  9. Santa Fe Snyder Corp.                        2.6
------------------------------------------------------
10. Kerr-McGee Corp.                              2.6
------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]

-----------------------------------------------------------------
Heath Care                                                  17.3
-----------------------------------------------------------------
Energy                                                      17.2
-----------------------------------------------------------------
Utilities                                                   14.8
-----------------------------------------------------------------
Materials and Processing                                    11.2
-----------------------------------------------------------------
Financial Services                                          10.9
-----------------------------------------------------------------
Consumer Non-Cyclical                                        8.8
-----------------------------------------------------------------
Other                                                        8.1
-----------------------------------------------------------------
Basic Industry                                               6.5
-----------------------------------------------------------------
Consumer Cyclicals                                           2.6
-----------------------------------------------------------------
Consumer Staples                                             2.6
-----------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                            Average Annual Return1
Inception 8/20/97                                       (for the period ended 6/30/00)
--------------------------------------------------------------------------------------------------------
                                               1 Year                      Since inception
--------------------------------------- --------------------- ------------------------------------------
Mid-Cap Value Portfolio,
managed by Lord, Abbett                        11.57%                          10.17%
--------------------------------------- --------------------- ------------------------------------------
S&P 400 Midcap2                                16.95%                          17.85%
--------------------------------------- --------------------- ------------------------------------------

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Mid-Cap Value Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2The S&P 400 Midcap Index consists of 400 domestic stocks of midsize companies in the U.S. market. The Index does not include fees and expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

Index return since inception is as of 8/22/97.

-------------------------------------------------------------------------------
LARGE CAP RESEARCH PORTFOLIO                       For the Period ended 6/30/00
MANAGED BY LORD, ABBETT & CO.
Letter to Policyholders

-------------------------------------------------------------------------------

Utility stocks, a lead indicator of a change in monetary policy, were the star performers of the large cap style in the second quarter. We selectively added to the sector in a defensive stance in preparation for a slowdown in the economy and because we believed the Fed was near the end of its recent round of tightenings. A development in the utilities sector involving the convergence of electric and gas power also benefited several of our holdings. Sector overweights in the high-performing healthcare and utilities sectors, together with an underweight in the weak-performing communications services sector, also added relative performance.

At the onset of the second quarter, we had already begun to reduce the portfolio's exposure to many "new economy" stocks in the technology, telecommunications and media sectors due to high valuations and some concerns over inflated expectations on the sustainability of current business fundamentals. In exchange, we made select investments in undervalued "old economy" stocks in basic industries, utilities and financial services (especially insurance stocks) where we saw more intrinsic value. We maintained this weighting shift throughout the second quarter.

Your overweight position in consumer cyclical stocks detracted from performance this quarter. General Motors Corp. and Federated Department Stores were two weaker performing stocks.

The second quarter brought a shift in attitudes toward equity investing. Throughout 1999 and the opening months of this year investors were caught up in a price and earnings growth-driven "momentum market." They bought a company's stock simply because its price was going up and its earnings were growing at a faster rate than other companies. They all but ignored the sustainability of corporate earnings, valuations, and interest rates. But, toward the end of the first quarter, this pattern began to change. Investors in late March seemed to wake up to the risks of "momentum" investing. In April and May, equity markets experienced a considerable turnaround. Whereas the technology rich NASDAQ index had previously led the market, it fell by some 37 percent from its March peak to the end of May. By contrast, the broad S&P 500 Index fell only 10 percent, and the Dow Jones Industrial Average (DJIA) fell less than five percent.

Uncertainty persisted throughout the quarter with respect to the ultimate economic and market impact of the Fed's initiatives. Investors reacted abruptly to economic and corporate earnings announcements. Focus on consumer-oriented factors, such as retail sales, housing, investor confidence and employment, signaled economic slowing from the extremely high levels of prior periods. Hope for a "soft landing" emerged. Momentum-oriented sectors, such as technology, returned to favor in June. Nevertheless, a renewed sensitivity to risk and wariness about fundamentals challenged many investors' decisions.

The investing environment now seems suited to a moderately defensive strategy consistent with a slowdown in the economy, but not an absolute downturn.
Investors' clear new preference for stable sectors suggests a renewed interest in earnings predictability, valuations, and financial strength -- qualities that are well suited to a slower growth environment. At the same time, concern over value has led investors to reconsider small and particularly medium capitalization issues which investors have neglected, at least relatively speaking. Signs of a slowdown in economic growth confirm the desirability of a cautious approach and a renewed attention to investment fundamentals and value.

ROBERT MORRIS
Portfolio Manager
Lord, Abbett & Co.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

-----------------------------------------------------
  1. Exxon Mobil Corp.                           4.8
-----------------------------------------------------
  2. ACE Ltd.                                    2.8
-----------------------------------------------------
  3. Duke Energy Corp.                           2.4
-----------------------------------------------------
  4. H.J. Heinz Co.                              2.1
-----------------------------------------------------
  5. M&T Bank Corporation                        2.0
-----------------------------------------------------
  6. Boeing Co.                                  2.0
-----------------------------------------------------
  7. First Data Corp.                            2.0
-----------------------------------------------------
  8. The Coastal Corp.                           1.9
-----------------------------------------------------
  9. Morgan Stanley Dean Witter                  1.9
-----------------------------------------------------
10. Ceridian Corp.                               1.9
-----------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
-------------------------------------------------------------------
Other                                                         21.9
-------------------------------------------------------------------
Financial Services                                            17.3
-------------------------------------------------------------------
Technology                                                    16.2
-------------------------------------------------------------------
Health Care                                                    8.4
-------------------------------------------------------------------
Utilities                                                      8.1
-------------------------------------------------------------------
Energy                                                         7.3
-------------------------------------------------------------------
Integrated Oils                                                7.2
-------------------------------------------------------------------
Consumer Cyclicals                                             4.9
-------------------------------------------------------------------
Consumer Services                                              4.5
-------------------------------------------------------------------
Basic Industry                                                 4.2
-------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                        Average Annual Return1
Inception 8/20/97                                   (for the period ended 6/30/00)
------------------------------------------------------------------------------------------------
                                                  1 Year                    Since inception
--------------------------------------- ------------------------------- ------------------------
Large Cap Research Portfolio,
managed by Lord, Abbett                           5.35%                         13.46%
--------------------------------------- ------------------------------- ------------------------
S&P 500 Index2                                    7.24%                         18.85%
--------------------------------------- ------------------------------- ------------------------

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Large Cap Research Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

Index return since inception is as of 8/22/97.

Cova Series Trust
Small Cap Stock Portfolio

--------------------------------------------------------------------------------
DEVELOPING GROWTH PORTFOLIO                         For the Period ended 6/30/00
Managed by Lord, Abbett & Co.
Letter to Policyholders
--------------------------------------------------------------------------------

Healthcare sector stocks, coupled with the decision to underweight this area versus the Russell 2000 Growth Index, impeded performance. Hooper Holmes, a provider of home-based medical exams for insurance applicants, lost significant value after warning that analyst expectations were overly optimistic due to the overall poor performance in the life insurance industry. Although this company has hurt performance lately, this holding had been extremely advantageous to the portfolio historically. Given our strong fundamental outlook for this company, we will add to our position on this present weakness. Strong performance was experienced by a top ten holding, Coherent, a provider of electro-optical systems and medical instruments. It is interesting to note that the stocks within this sector that contributed most favorably to the index's return were companies with market capitalizations ranging from $4-$11 billion. Our market cap constraints precluded us from investing in these particular companies.

Stock selection within the Financials sector detracted from performance. S1 Corp., a provider of internet-based financial services, has been plagued by the area's extreme stock price movements. Although the price of the stock has declined significantly during this year, S1 was one of the largest contributors to performance during 1999. S1, having established strong alliances with global banking giants, is positioned uniquely within the area of internet based banking, continuing to make this holding a prudent investment.

Technology holdings have also affected performance. Although under-weighting the sector relative to the benchmark proved to be advantageous, stock selection within this sector detracted from performance. Igate Capital, an information technology consulting firm, experienced difficulty during the quarter. Although the stock price has been down recently, we are adding to our position to take advantage of the temporary sell-off. However, some technology stocks did add value. Nvidia, a designer of graphics processors and software, contributed positively, having rapidly appreciated to one of your largest holdings. The company has been profitable supporting the computer gaming industry -- a large and rapidly growing segment within the tech sector.

Your largest holding, Plantronics, a manufacturer of telephone headsets, was one of the largest contributors to performance during the quarter. Plantronics has been a major holding for several quarters and while it experienced significant performance difficulties in the third quarter of 1999, we continued to hold the stock as we believed that the company's fundamental outlook remained strong. Our ability not to be swayed by the market's fickle nature was ultimately rewarded.

As we move into the second half of the year, we believe the volatility in the market is likely to continue in the short-term and liquidity and earnings shortfalls will continue to be concerns for small company investors. However, once the market begins to slow, we believe we will begin to see many smaller companies experience some double-digit growth. Regardless of market conditions, we will continue to execute our disciplined investment approach remaining focused on finding the highest quality companies possible for the portfolio.

STEPHEN J. MCGRUDER
Portfolio Manager
Lord, Abbett & Co.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

---------------------------------------------------------
  1. Plantronics, Inc.                               4.3
---------------------------------------------------------
  2. Teletech Holdings                               2.4
---------------------------------------------------------
  3. Radisys Corp.                                   1.9
---------------------------------------------------------
  4. Coherent Inc.                                   1.9
---------------------------------------------------------
  5. Timberland Company                              1.8
---------------------------------------------------------
  6. OM Group Inc.                                   1.7
---------------------------------------------------------
  7. Sawtech Inc.                                    1.5
---------------------------------------------------------
  8. Nvidia Corp.                                    1.4
---------------------------------------------------------
  9. Core Laboratories                               1.4
---------------------------------------------------------
10. Ann Taylor Stores Corp.                          1.3
---------------------------------------------------------


--------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
--------------------------------------------------------------------
Technology                                                     29.3
--------------------------------------------------------------------
Financial Services                                             13.4
--------------------------------------------------------------------
Consumer Cyclicals                                             12.2
--------------------------------------------------------------------
Other                                                          12.2
--------------------------------------------------------------------
Health Care                                                    10.1
--------------------------------------------------------------------
Energy                                                          6.3
--------------------------------------------------------------------
Producer Durables                                               5.0
--------------------------------------------------------------------
Materials and Processing                                        4.1
--------------------------------------------------------------------
Consumer Discretionary                                          4.0
--------------------------------------------------------------------
Consumer Services                                               3.4
--------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                               Average Annual Return2
Inception 8/20/97                                          (for the period ended 6/30/00)
-------------------------------------------------------------------------------------------------------
                                                       1 Year                     Since inception
--------------------------------------- ------------------------------------- -------------------------
Developing Growth Portfolio,
managed by Lord Abbett                                  .97%                           10.02%
--------------------------------------- ------------------------------------- -------------------------
Russell 2000 Index1                                    14.48%                          9.36%
--------------------------------------- ------------------------------------- -------------------------

1The Russell Growth 2000 Index is an unmanaged index and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Developing Growth Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

3The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S. -based companies. The Index does not include fees or expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

Index return since inception is as of 8/22/97.

-------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO            For the Period ended 6/30/00
Managed by Lord, Abbett & Co.
Letter to Policyholders
-------------------------------------------------------------------------------

Utility stocks, a lead indicator of a change in monetary policy, were the star performers of the large cap style in the second quarter. We selectively added to the sector in a defensive stance in preparation for a slowdown in the economy and because we believed the Fed was near the end of its recent round of tightenings. A development in the utilities sector involving the convergence of electric and gas power also benefited several of our holdings. Throughout the quarter, our relatively large exposure to oil service companies paid off well, as rising oil prices helped boost the price of many of these stocks. Our careful stock picking and general overweighting in stocks of consumer non-cyclical companies, particularly healthcare companies, also significantly buoyed performance for the quarter.

At the onset of the second quarter, we had already begun to reduce the portfolio's exposure to many "new economy" stocks in the technology, telecommunications and media sectors due to high valuations and some concerns over inflated expectations on the sustainability of current business fundamentals. In exchange, we made select investments in undervalued "old economy" stocks in basic industries, utilities and financial services (especially insurance stocks) where we saw more intrinsic value. We maintained this weighting shift throughout the second quarter.

Our move to basic industries (paper, chemicals, and metals) proved to be a bit premature and worked against our performance for the quarter. However, if the U.S. economy slows later this year, we believe investors will begin to anticipate a more balanced global economic growth environment that should favor the performance of these stocks. Restructuring and consolidation of production capacity in many of these markets is also occurring and will ultimately aid pricing and profit margins.

The second quarter brought a shift in attitudes toward equity investing. Throughout 1999 and the opening months of this year investors were caught up in a price and earnings growth-driven "momentum market." They bought a company's stock simply because its price was going up and its earnings were growing at a faster rate than other companies. They all but ignored the sustainability of corporate earnings, valuations, and interest rates. But, toward the end of the first quarter, this pattern began to change. Investors in late March seemed to wake up to the risks of "momentum" investing. In April and May, equity markets experienced a considerable turnaround. Whereas the technology rich NASDAQ index had previously led the market, it fell by some 37 percent from its March peak to the end of May. By contrast, the broad S&P 500 Index fell only 10 percent, and the Dow Jones Industrial Average (DJIA)fell less than five percent.

Uncertainty persisted throughout the quarter with respect to the ultimate economic and market impact of the Fed's initiatives. Investors reacted abruptly to economic and corporate earnings announcements. Focus on consumer-oriented factors, such as retail sales, housing, investor confidence and employment, signaled economic slowing from the extremely high levels of prior periods. Hope for a "soft landing" emerged. Momentum-oriented sectors, such as technology, returned to favor in June. Nevertheless, a renewed sensitivity to risk and wariness about fundamentals challenged many investors' decisions.

The investing environment now seems suited to a moderately defensive strategy consistent with a slowdown in the economy, but not an absolute downturn.
Investors' clear new preference for stable sectors suggests a renewed interest in earnings predictability, valuations, and financial strength -- qualities that are well suited to a slower growth environment. At the same time, concern over value has led investors to reconsider small and particularly medium capitalization issues which investors have neglected, at least relatively speaking. Signs of a slowdown in economic growth confirm the desirability of a cautious approach and a renewed attention to investment fundamentals and value.

W. THOMAS HUDSON JR.
Portfolio Manager
Lord, Abbett & Co.


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

------------------------------------------------------------
  1. Exxon-Mobil Corp.                                  2.8
------------------------------------------------------------
  2. American Home Products                             2.8
------------------------------------------------------------
  3. The Coastal Corp.                                  2.8
------------------------------------------------------------
  4. BP Amoco PLC Spon. ADR                             2.7
------------------------------------------------------------
  5. ACE Ltd.                                           2.5
------------------------------------------------------------
  6. American General Corp.                             2.4
------------------------------------------------------------
  7. Schlumberger Ltd.                                  2.2
------------------------------------------------------------
  8. Total Fina S.A. ADR                                2.2
------------------------------------------------------------
  9. Duke Energy Corp.                                  2.2
------------------------------------------------------------
10. Minnesota Mining and Manufacturing                  2.2
------------------------------------------------------------


------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
------------------------------------------------------------------
Financial Services                                           19.1
------------------------------------------------------------------
Other                                                        16.8
------------------------------------------------------------------
Technology                                                   12.7
------------------------------------------------------------------
Health Care                                                   9.5
------------------------------------------------------------------
Consumer Services                                             8.6
------------------------------------------------------------------
Integrated Oils                                               7.7
------------------------------------------------------------------
Utilities                                                     7.7
------------------------------------------------------------------
Energy                                                        6.7
------------------------------------------------------------------
Telecommunications                                            5.8
------------------------------------------------------------------
Materials and Processing                                      5.4
------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                               Average Annual Return1
Inception 1/8/99                                (for the period ended
                                                      6/30/00)
------------------------------------------------------------------------------------------
                                                       1 Year             Since inception
-------------------------------------------- ---------------------------- ----------------
Lord Abbett Growth and Income

Portfolio, managed by Lord, Abbett                     (0.56%)                 5.99%
-------------------------------------------- ---------------------------- ----------------
S&P 500 Index2                                          7.24%                 10.66%
-------------------------------------------- ---------------------------- ----------------

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Lord Abbett Growth and Income Portfolio managed by Lord Abbett and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO                                  For the Period ended 6/30/00
Managed by the Mississippi Valley Advisors
  Division of FIRMCO

Letter to Policyholders

--------------------------------------------------------------------------------

Market volatility continued during the second quarter of 2000 culminating in an important change in market psychology. Investors appear to be returning to fundamental investment criteria in valuing securities -- criteria such as earnings and cash flow. A return to the basics bolstered the returns of your portfolio relative to the overall market during this period. The Standard & Poor's 500 fell -2.65% during the second quarter, bringing the six month return to -0.42%. The technology heavy NASDAQ decline was even more dramatic at -13.3% for the quarter after having fallen 29% from the end of March through the end of May. Smaller stocks continued to outperform larger companies as the Standard & Poor's SmallCap 600 rose +6.9%. Fixed income securities, as measured by the (Lehman Bros. Intermediate Government/Corporate or Lehman Brothers 7-year tax-exempt index) returned (3.2%/3.2%).

Future market direction will likely be influenced by the Federal Reserve and the direction of interest rates. The Fed is currently "on hold pending further information on the strength of our economy. We believe the U.S. economy is incredibly resilient and it will likely require further interest rate moves to accomplish the Fed's goal. In this environment we will continue to focus our stock selection on those companies that are providing products or services that are in demand regardless of the level of rates."

Currently the entire Treasury yield curve is trading below the Fed Funds rate of 6.5%; apparently the market is discounting an easing of credit at the next Fed meeting, which occurs on August 22. We believe that this is a very optimistic view and that rates on Treasuries are below a sustainable level given the strong economic environment that is present today.

BOB BERNSTEIN
Portfolio Manager

Mississippi Valley Advisors Division of FIRMCO


TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

--------------------------------------------------------
  1. FNMA (6.0%, 11/01/13)                         4.0%
--------------------------------------------------------
  2. U.S. Treasury Note (7.25%, 5/15/04)           3.1%
--------------------------------------------------------
  3. U.S. Treasury Note (6.625%, 5/15/07)          3.1%
--------------------------------------------------------
  4. Millipore Corp.                               2.1%
--------------------------------------------------------
  5. U.S. Treasury Note (6.0%, 8/15/09)            2.0%
--------------------------------------------------------
  6. Norwest Financial (6.625%, 7/15/04)           2.0%
--------------------------------------------------------
  7. Lilly, Eli & Company                          1.9%
--------------------------------------------------------
  8. DuPont E I De Nem (8.25%, 9/15/06)            1.6%
--------------------------------------------------------
  9. Sysco Corp.                                   1.6%
--------------------------------------------------------
10. Cisco Systems                                  1.6%
--------------------------------------------------------


-------------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
-------------------------------------------------------------------------
U.S. Gov't & Agency Securities                                19.7
-------------------------------------------------------------------------
Technology                                                    14.0
-------------------------------------------------------------------------
Interest Sensitive                                            13.0
-------------------------------------------------------------------------
Consumer Growth                                               13.0
-------------------------------------------------------------------------
Corporate Debt                                                12.2
-------------------------------------------------------------------------
Other                                                         11.1
-------------------------------------------------------------------------
Industrial Cyclicals                                          7.0
-------------------------------------------------------------------------
Consumer Staples                                              5.0
-------------------------------------------------------------------------
Energy                                                        3.0
-------------------------------------------------------------------------
Capital Goods                                                 2.0
-------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                                      Average Annual Return2
Inception 7/1/97                                       (for the period ended
                                                                        6/30/00)

-------------------------------------------------------------------------------------
                                                 1 Year             Since inception
--------------------------------------- -------------------------- ------------------
Balanced Portfolio,
managed by MVA                                   (.13)%                  8.77%
--------------------------------------- -------------------------- ------------------
S&P 500 Index1                                    7.24%                 19.64%
--------------------------------------- -------------------------- ------------------
Salomon Brothers BIG Index3                       4.57%                  6.04%
--------------------------------------- -------------------------- ------------------

1 The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Balanced Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

3 The Salomon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The index does not reflect any expenses.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                           For the Period ended 6/30/00
MANAGED BY THE MISSISSIPPI VALLEY ADVISORS
  DIVISION OF FIRMCO
Letter to Policyholders

------------------------------------------------------------------------------

The Equity Income Portfolio seeks to provide an above average level of income consistent with long-term capital appreciation. We believe our strength is in stock selection, and will therefore typically maintain a well-diversified portfolio among numerous economic sectors.

Early 2000 saw large cap growth stocks continue their outperformance, becoming even more expensive versus value stocks. Value stocks underperformed the S&P 500 until March when Fed rate increases began to scare the markets, driving investors toward value names. In this very concentrated market, we see above average returns in energy, selected electric utilities, and technology stocks. Retailers and industrial cyclicals remain the weakest sectors due in part to concern that the Federal Reserve will slow the economy.

With short-term interest rates approaching 7%, stock prices will continue to be volatile over the summer months. However, volatility creates opportunities to buy top quality companies with proven management teams at attractive prices. As always, the Fund's focus is high quality companies with predictable sales, earnings and cash flow growth, strong balance sheets and innovative management. Ongoing market volatility should force investors to seek companies with strong underlying fundamentals rather than chase the hottest new internet story.

We continue to believe the value sector holds well above average return potential over the next year or two, especially with many worldwide economies strengthening and the U.S. economy continuing to maintain its solid growth. Many value stocks are in the financial services industries, which should see good performance when the Fed completes its rate increases. Moreover, having been out of favor for nearly four years, value stocks truly deserve the name.

JOHN H. BLIXEN
Portfolio Manager

Mississippi Valley Advisors Division of FIRMCO



TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

--------------------------------------------------------
  1.     Baxter Intl. Inc.                          2.2
--------------------------------------------------------
  2.     Heinz H.J.                                 2.2
--------------------------------------------------------
  3.     First Data Corp.                           2.2
--------------------------------------------------------
  4.     Pharmacia                                  2.1
--------------------------------------------------------
  5.     Intel Corp.                                2.1
--------------------------------------------------------
  6.     Duke Energy                                2.1
--------------------------------------------------------
  7.     GTE Corp.                                  2.1
--------------------------------------------------------
  8.     SLM Holding Corp.                          2.1
--------------------------------------------------------
  9.     Citigroup Inc.                             2.0
--------------------------------------------------------
10.      Phillips Petroleum                         2.0
--------------------------------------------------------


--------------------------------------------------------------------------------
Sector Allocation
As of 6/30/00

[Bar Graph]
---------------------------------------------------------------------
Interest Sensitive                                              38.8
---------------------------------------------------------------------
Consumer Growth                                                 15.2
---------------------------------------------------------------------
Technology                                                      11.9
---------------------------------------------------------------------
Industrial Cyclicals                                             8.6
---------------------------------------------------------------------
Energy                                                           8.5
---------------------------------------------------------------------
Consumer Staples                                                 7.3
---------------------------------------------------------------------
Other                                                            3.9
---------------------------------------------------------------------
Capital Goods                                                    3.1
---------------------------------------------------------------------
Consumer Cylicals                                                2.7
---------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                               Average Annual Return1
Inception 7/1/97                                           (for the period ended 6/30/00)
---------------------------------------------------------------------------------------------------------
                                                    1 Year                          Since inception
-------------------------------------- --------------------------------------- --------------------------
Equity Income Portfolio,
managed by MVA                                     (10.67)%                              6.96%
-------------------------------------- --------------------------------------- --------------------------
Russell 1000 Index2                                  9.14%                              20.01%
-------------------------------------- --------------------------------------- --------------------------

1 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Equity Income Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2 The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. The Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index does not include fees or expenses and is not available for direct investment.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

--------------------------------------------------------------------------------
GROWTH & INCOME EQUITY PORTFOLIO                    For the Period ended 6/30/00
MANAGED BY THE MISSISSIPPI VALLEY ADVISORS
  DIVISION OF FIRMCO
Letter to Policyholders

--------------------------------------------------------------------------------

The Mercantile Growth and Income Fund posted a (1.72%) total return during the first six months of the year. This compares to a -0.42% return for the Standard & Poor's 500 Index and a -4.07% return for the Standard & Poor's Barra Value Index. Based on the Fund's profile, an appropriate benchmark is a fifty-fifty blend of these two indexes.

Within the technology sector, we emphasized companies benefiting from accelerating unit growth in internet infrastructure and wireless communications. Specific holdings that contributed to the Fund's strong relative performance were Intel, the world leader in semiconductor chips; Nortel Networks, the leading provider of fiber optic technology for the telecommunications industry; and Nokia, the largest global producer of cellular phones.

Strength in the Fund's holdings in the capital goods sector was paced by Millipore, a manufacturer of products used to analyze and purify liquids and gases. In the microelectronics segment, Millipore has been a beneficiary of a strong semi conductor capital equipment cycle while the company's biopharmaceutical segment should benefit from increased research and development activity in genomics and monclonal antibodies.

With short-term interest rates approaching 7%, stock prices will continue to be volatile over the summer months. However, volatility creates opportunities to buy top quality companies with proven management teams at attractive prices. As always, the Growth and Income Fund's focus is high quality companies with predictable sales, earnings and cash flow growth, strong balance sheets and innovative management. Ongoing market volatility should force investors to seek companies with strong underlying fundamentals rather than chase the hottest new internet story. Investor rotation back to quality stocks should equate to even better relative performance for the Growth and Income Fund.

BOB BERNSTEIN
Portfolio Manager

Mississippi Valley Advisors Division of FIRMCO



TOP 10 PORTFOLIO HOLDINGS BY MARKET VALUE
As of 6/30/00
                                               % of net assets

----------------------------------------------------------
  1.   Eli Lilly & Company                            3.2
----------------------------------------------------------
  2.   Schering Plough                                2.6
----------------------------------------------------------
  3.   Cisco Systems                                  2.5
----------------------------------------------------------
  4.   General Electric                               2.5
----------------------------------------------------------
  5.   MBNA Corp.                                     2.4
----------------------------------------------------------
  6.   Heinz, H.J.                                    2.4
----------------------------------------------------------
  7.   Microsoft Corp.                                2.3
----------------------------------------------------------
  8.   Millipore Co.                                  2.3
----------------------------------------------------------
  9.   Intel Corp.                                    2.3
----------------------------------------------------------
10.    Merck & Company                                2.3
----------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR ALLOCATION
As of 6/30/00
[Bar Graph]
--------------------------------------------------------------------
Technology                                                     27.1
--------------------------------------------------------------------
Consumer Growth                                                24.3
--------------------------------------------------------------------
Interest Sensitive                                             22.3
--------------------------------------------------------------------
Industrial Cyclicals                                            9.1
--------------------------------------------------------------------
Consumer Staples                                                7.5
--------------------------------------------------------------------
Energy                                                          5.1
--------------------------------------------------------------------
Capital Goods                                                   4.6
--------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                Average Annual Return2
Inception 7/1/97                                             (for the period ended 6/30/00)
---------------------------------------------------------------------------------------------------------
                                                        1 Year                     Since inception
------------------------------------------- -------------------------------- ----------------------------
Growth & Income Equity Portfolio,
managed by MVA                                           .30%                          12.41%
------------------------------------------- -------------------------------- ----------------------------
S&P 500 Index1                                           7.24%                         19.64%
------------------------------------------- -------------------------------- ----------------------------

1 The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

2 "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Growth & Income Equity Portfolio managed by Mississippi Valley Advisors (MVA) and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effects of these fees or charges, performance numbers would be lower.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.6%
ADVERTISING - 0.1%
Obie Media Corp.*................................................................ 11,700  $    93,600
Promotions.com, Inc.*............................................................. 9,900       49,500
                                                                                          -----------
                                                                                              143,100

                                                                                          -----------
APPAREL RETAILERS - 0.1%
Pacific Sunwear of California, Inc.*.............................................. 8,600      161,250
                                                                                          -----------
AUTOMOTIVE - 1.0%
Borg-Warner Automotive, Inc....................................................... 8,700      305,587
Lithia Motors, Inc.*............................................................. 15,200      203,300
Monaco Coach Corp.*.............................................................. 20,500      279,312
National R.V. Holdings, Inc.*.................................................... 18,500      194,250
Sonic Automotive, Inc.*.......................................................... 10,900      116,494
                                                                                          -----------
                                                                                            1,098,943

                                                                                          -----------
BANKING - 2.9%
American Capital Strategies, Ltd.................................................. 7,100      169,512
Bank United Corp................................................................. 27,300      960,619
Capital Crossing Bank*............................................................ 8,000       82,000
City National Corp................................................................ 9,700      344,350
Commercial Federal Corp.......................................................... 20,450      318,253
Hamilton Bancorp, Inc.*.......................................................... 14,300      250,250
Medallion Financial Corp.......................................................... 7,100      109,606
MicroFinancial, Inc............................................................... 6,500       65,000
National Commerce Bancorp........................................................ 19,700      316,431
Pacific Century Financial Corp................................................... 14,800      216,450
Sterling Bancshares, Inc.......................................................... 5,700       61,631
Summit Bancshares, Inc............................................................ 5,200       89,700
Sun Bancorp, Inc.*............................................................... 15,254       91,524
Westamerica Bancorp............................................................... 7,000      182,875
                                                                                          -----------
                                                                                            3,258,201

                                                                                          -----------
BEVERAGES, FOOD & TOBACCO - 1.2%
American Italian Pasta Co.*...................................................... 13,700      283,419
Beringer Wine Estates Holdings, Inc.*............................................. 9,400      331,937
Keebler Foods Co................................................................. 20,800      772,200
                                                                                          -----------
                                                                                            1,387,556

                                                                                          -----------
BUILDING MATERIALS - 0.8%
Caprock Communications Corp.*.................................................... 17,000      331,500
Elcor Corp....................................................................... 20,950      481,850
Omnicare, Inc.................................................................... 10,400       94,250
                                                                                          -----------
                                                                                              907,600

                                                                                          -----------
CHEMICALS - 4.5%
Albemarle Corp................................................................... 26,100      515,475
Bush Boake Allen, Inc.*........................................................... 6,600      288,750
General Chemical Group, Inc.*.................................................... 29,900       20,556
Gentek, Inc...................................................................... 39,020      436,536
Geon Co. (The)................................................................... 43,900      812,150
Georgia Gulf Corp................................................................ 36,300      755,494
Minerals Technologies, Inc....................................................... 19,400      892,400
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

CHEMICALS - CONTINUED
Solutia, Inc..................................................................... 19,400  $   266,750
Wellman, Inc..................................................................... 66,200    1,071,612
                                                                                          -----------
                                                                                            5,059,723

                                                                                          -----------
COMMERCIAL SERVICES - 6.1%
Core Laboratories N.V............................................................ 10,900      316,100
Diamond Technology Partners, Inc.*................................................ 8,300      730,400
Digitas Inc.*..................................................................... 5,300       86,456
Diversa Corp.*.................................................................... 4,800      159,000
Exelixis, Inc.*................................................................... 7,400      246,975
Gene Logic, Inc.*................................................................. 3,600      128,475
iBEAM Broadcasting Corp.*........................................................ 26,800      482,400
Media Metrix, Inc.*............................................................... 2,500       63,594
NetRatings, Inc.*................................................................ 16,100      412,562
On Assignment, Inc.*............................................................. 35,600    1,085,800
Orchid Biosciences, Inc.*........................................................ 18,300      694,829
StorageNetworks, Inc.*............................................................ 2,000      180,500
Trimeris, Inc.*................................................................... 6,400      447,600
Universal Compression Holdings, Inc.*............................................. 6,400      214,400
Valassis Communications, Inc.*................................................... 29,800    1,136,125
Wind River Systems, Inc.*........................................................ 12,100      458,287
                                                                                          -----------
                                                                                            6,843,503

                                                                                          -----------
COMMUNICATIONS - 4.7%
Advanced Fibre Communications, Inc.*............................................. 32,700    1,481,719
L-3 Communications Holdings, Inc.*................................................ 6,700      382,319
LifeMinders, Inc.*................................................................ 5,300      156,681
Metawave Communications Corp*..................................................... 7,900      210,831
Netro Corp.*...................................................................... 5,500      315,562
ONI Systems Corp.*................................................................ 2,400      281,287
Plantronics, Inc.*................................................................ 1,800      207,900
Polycom, Inc.*.................................................................... 9,100      856,254
Seachange International, Inc.*................................................... 13,950      402,806
Titan Corp. (The)*................................................................ 7,200      322,200
Turnstone Systems, Inc.*.......................................................... 2,100      347,911
U.S. Wireless Corp.*................................................................ 900       19,237
Ulticom, Inc.*.................................................................... 2,500       60,039
Williams Communications Group, Inc.*.............................................. 6,900      228,994
                                                                                          -----------
                                                                                            5,273,740

                                                                                          -----------
COMPUTER SOFTWARE & PROCESSING - 15.5%
Accrue Software, Inc.*............................................................ 9,600      340,800
Aether Systems, Inc.*............................................................. 1,700      348,500
Agile Software Corp.*............................................................ 12,400      876,525
Allaire Corp.*.................................................................... 1,000       36,750
Alteon Websystems, Inc.*.......................................................... 5,100      510,319
Art Technology Group, Inc.*....................................................... 9,700      979,094
ARTISTdirect, Inc.,*.............................................................. 5,500       17,187
Certicom Corp.................................................................... 10,200      698,541
CheckFree Holdings Corp.*........................................................ 13,200      680,625
Clarent Corp.*................................................................... 12,300      879,450
Click2Learn.com, Inc.*........................................................... 21,600      380,700

                        See notes to financial statements

Cova Series Trust
Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - CONTINUED
Computer Horizons Corp.*......................................................... 32,200  $   432,687
Corillian Corp*................................................................... 9,600      159,600
E. Piphany, Inc.*................................................................. 2,600      278,687
eFunds Corp.*.................................................................... 18,375      213,609
eSPEED, Inc. - Class A*.......................................................... 19,000      825,312
Excalibur Technologies Corp.*..................................................... 9,000      359,437
FASTNET Corp.*................................................................... 11,600       43,500
Gartner Group, Inc. - Class A.................................................... 28,700      344,400
Healthgate Data Corp.*........................................................... 19,300       31,362
Informatica Corp*................................................................ 10,600      868,537
Information Resources Engineering, Inc.*............................................ 100        2,525
Informix Corp.*.................................................................. 33,300      247,669
ISS Group, Inc.*.................................................................. 4,400      434,431
Keynote Systems, Inc.*............................................................ 7,600      536,275
Mediaplex, Inc.*................................................................. 20,500      395,906
Metasolv Software, Inc.*.......................................................... 3,800      167,200
Net Perceptions, Inc.*........................................................... 11,800      187,325
Nuance Communications Inc.*....................................................... 1,300      108,306
Packeteer, Inc.*................................................................. 10,500      305,812
Peregrine Systems, Inc.*......................................................... 17,900      620,906
Precise Software Solutions Ltd.*.................................................. 2,400       57,600
PRI Automation, Inc.*............................................................. 7,500      490,429
Quest Software, Inc.*............................................................. 2,400      132,900
Quokka Sports, Inc.*.............................................................. 9,500       76,297
Retek Inc.*...................................................................... 11,700      374,400
Sequoia Software Corp*............................................................ 8,100      132,637
SmartForce Plc - ADR*............................................................ 13,600      652,800
Software Technologies Corp.*..................................................... 12,900      395,869
Sonic Foundry, Inc.*............................................................. 11,900      238,000
Source Information Management Co. (The)*......................................... 17,400      265,350
Tumbleweed Communications Corp.*................................................. 10,300      524,012
Verio Inc.*....................................................................... 4,500      266,062
Vicinity Corp.*................................................................... 5,000       98,125
Watchguard Technologies, Inc.*................................................... 11,200      615,300
Websense, Inc.*................................................................... 4,800      120,600
WebTrends Corp.*................................................................. 10,600      410,087
Witness Systems, Inc.*........................................................... 15,400      375,375
                                                                                          -----------
                                                                                           17,537,820

                                                                                          -----------
COMPUTERS & INFORMATION - 1.4%
Accelerated Networks, Inc.*....................................................... 1,400       59,062
Cirrus Logic, Inc.*.............................................................. 12,000      192,000
Fargo Electronics*............................................................... 17,800       63,412
M-Systems Flash Disk Pioneer Ltd.*................................................ 8,100      630,787
Visual Networks, Inc.*........................................................... 21,100      601,350
                                                                                          -----------
                                                                                            1,546,611

                                                                                          -----------
COSMETICS & PERSONAL CARE - 0.5%
Alberto-Culver Co. - Class B..................................................... 18,300      559,294
                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 1.5%
Cleco Corp....................................................................... 27,800  $   931,300
CMS Energy Corp.................................................................. 35,200      778,800
                                                                                          -----------
                                                                                            1,710,100

                                                                                          -----------
ELECTRICAL EQUIPMENT - 0.6%
Capstone Turbine Corp.*........................................................... 2,100       94,631
Rayovac Corp.*................................................................... 27,500      615,312
                                                                                          -----------
                                                                                              709,943

                                                                                          -----------
ELECTRONICS - 8.3%
ACT Manufacturing, Inc.*......................................................... 14,700      682,632
ATMI, Inc.*...................................................................... 23,800    1,106,700
C-Cube Microsystems Inc.*........................................................ 21,700      425,862
DDI Corp.*....................................................................... 26,700      760,950
Exar Corp.*...................................................................... 16,850    1,469,109
Genesis Microchip Inc.*........................................................... 5,500       98,312
Integrated Circuit Systems, Inc.*................................................ 14,500      248,312
JNI Corp.*........................................................................ 3,000       94,875
Lattice Semiconductor Corp.*..................................................... 11,700      808,763
Manufacturers' Services Ltd.*..................................................... 5,300      108,981
MMC Networks, Inc.*............................................................... 5,700      304,594
New Focus, Inc.*.................................................................. 3,800      312,075
Power-One, Inc.*................................................................. 10,000    1,139,375
Silicon Image, Inc.*.............................................................. 7,500      374,063
Silicon Laboratories Inc.*........................................................ 3,100      164,688
Stratos Lightwave, Inc.*.......................................................... 2,575       71,778
TranSwitch Corp.*................................................................. 2,600      200,688
Virata Corp.*..................................................................... 7,400      441,225
Vyyo Inc.*........................................................................ 6,900      186,300
World Access, Inc.*.............................................................. 32,600      360,638
                                                                                          -----------
                                                                                            9,359,920

                                                                                          -----------
ENTERTAINMENT & LEISURE - 1.5%
Anchor Gaming*................................................................... 18,100      867,669
Boca Resorts, Inc.*.............................................................. 14,700      145,163
Concord Camera Corp.*............................................................. 2,600       54,275
JAKKS Pacific, Inc.*............................................................. 20,800      306,800
Ticketmaster Online-City - Class B*.............................................. 22,400      357,000
                                                                                          -----------
                                                                                            1,730,907

                                                                                          -----------
FINANCIAL SERVICES - 2.6%
Allied Capital Corp.............................................................. 41,400      703,800
Amcv Capital Trust I*............................................................. 3,900      162,825
American Home Mortgage Holdings, Inc.*........................................... 16,300       74,369
Donaldson, Lufkin & Jenrette, Inc................................................. 5,000      212,188
Doral Financial Corp............................................................. 24,400      279,075
Gabelli Asset Management, Inc.*.................................................. 11,600      290,000
Heller Financial, Inc............................................................ 33,300      682,650
LendingTree, Inc.*................................................................ 4,200       31,500
Ocwen Financial Corp.*........................................................... 28,900      160,756

                        See notes to financial statements

Cova Series Trust
Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - CONTINUED
Southwest Securities Group, Inc................................................... 8,100  $   301,725
Web Street, Inc.*................................................................ 10,400       26,000
                                                                                          -----------
                                                                                            2,924,888

                                                                                          -----------
FOREST PRODUCTS & PAPER - 1.6%
Buckeye Technologies, Inc.*...................................................... 22,400      491,400
Caraustar Industries, Inc........................................................ 47,500      718,438
Universal Forest Products, Inc................................................... 39,100      537,625
                                                                                          -----------
                                                                                            1,747,463

                                                                                          -----------
HEALTH CARE PROVIDERS - 0.8%
Accredo Health, Inc.*............................................................ 13,550      468,322
Community Health Care*............................................................ 5,300       85,794
Hooper Holmes, Inc............................................................... 38,500      308,000
                                                                                          -----------
                                                                                              862,116

                                                                                          -----------
HEAVY CONSTRUCTION - 0.5%
Mcdermott International, Inc..................................................... 66,800      588,675
                                                                                          -----------
HEAVY MACHINERY - 2.4%
Applied Science and Technology, Inc.*............................................ 12,600      326,025
Dycom Industries, Inc.*........................................................... 6,450      296,700
IDEX Corp........................................................................ 11,100      350,344
Lam Research Corp.*.............................................................. 14,700      551,250
Manitowoc Company, Inc............................................................ 6,600      176,550
Optimal Robotics Corp.*.......................................................... 13,500      518,063
Smith International, Inc.*........................................................ 7,000      509,688
                                                                                          -----------
                                                                                            2,728,620

                                                                                          -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
Furniture Brands International, Inc.*............................................. 9,000      136,125
Stanley Furniture Co., Inc.*..................................................... 21,100      464,200
                                                                                          -----------
                                                                                              600,325

                                                                                          -----------
HOUSEHOLD PRODUCTS - 0.2%
Snap-On, Inc...................................................................... 7,800      207,675
                                                                                          -----------
INDUSTRIAL - DIVERSIFIED - 1.4%
Shaw Group, Inc.*................................................................ 20,900      984,913
Symyx Technologies Inc.*......................................................... 14,200      605,053
                                                                                          -----------
                                                                                            1,589,966

                                                                                          -----------
INSURANCE - 2.1%
E. W. Blanch Holdings, Inc....................................................... 10,500      213,281
Fremont General Corp............................................................. 37,500      147,656
HealthExtras, Inc.*.............................................................. 22,900      123,088
MIIX Group, Inc................................................................... 3,700       44,400
Nationwide Financial Services, Inc. - Class A.................................... 21,800      716,675
Protective Life Corp............................................................. 13,400      356,775
Quotesmith.com, Inc.*............................................................ 23,200       50,026
RenaissanceRe Holdings Ltd....................................................... 10,400      453,050
StanCorp Financial Group, Inc..................................................... 8,600      276,275
                                                                                          -----------
                                                                                            2,381,226

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

LODGING - 0.3%
Aztar Corp.*..................................................................... 16,000  $   248,000
Extended Stay America, Inc.*..................................................... 13,900      128,575
                                                                                          -----------
                                                                                              376,575

                                                                                          -----------
MEDIA - BROADCASTING & PUBLISHING - 1.9%
Entercom Communications Corp.*................................................... 12,400      604,500
Hearst-Argyle Television, Inc.*.................................................. 12,700      247,650
Insight Communications Co., Inc.*................................................ 15,400      240,625
Spanish Broadcasting System, Inc.*............................................... 39,700      816,331
World Gate Communications, Inc.*................................................. 15,600      276,900
                                                                                          -----------
                                                                                            2,186,006

                                                                                          -----------
MEDICAL BIO - TECHNOLOGY - 0.8%
Affymetrix, Inc.*................................................................. 4,500      743,063
Maxygen Inc.*..................................................................... 3,000      170,297
                                                                                          -----------
                                                                                              913,360

                                                                                          -----------
MEDICAL SUPPLIES - 4.4%
Aclara Biosciences Inc.*.......................................................... 2,200      112,063
August Technology Corp.*.......................................................... 3,700       60,819
Cyberonics, Inc.*................................................................. 7,800       93,600
Cytyc Corp.*...................................................................... 1,800       96,075
Eclipse Surgical Technologies, Inc.*............................................. 32,900      143,938
Enzon, Inc.*...................................................................... 5,500      233,750
Exfo Electro-Optical Engineering, Inc.*........................................... 1,000       43,875
I-STAT Corp.*.................................................................... 21,500      374,906
Kopin Corp.*..................................................................... 15,800    1,094,150
Meade Instruments Corp.*......................................................... 13,500      339,188
Mettler-Toledo International, Inc.*.............................................. 27,500    1,100,000
MKS Instruments, Inc.*........................................................... 12,300      481,238
Molecular Devices Corp.*.......................................................... 1,400       96,863
ORATEC Interventions, Inc*........................................................ 8,700      290,363
ResMed, Inc.*.................................................................... 11,600      310,300
Sonic Innovations, Inc*........................................................... 5,000       92,813
Therma-Wave Inc.*................................................................. 1,200       26,775
                                                                                          -----------
                                                                                            4,990,716

                                                                                          -----------
METALS - 0.7%
Gulf Island Fabrication, Inc.*.................................................... 5,800       98,600
Mueller Industries*.............................................................. 20,100      562,800
Schnitzer Steel Industries, Inc.................................................. 10,000      158,750
                                                                                          -----------
                                                                                              820,150

                                                                                          -----------
OIL & GAS - 3.8%
Atmos Energy Corp................................................................ 26,400      462,000
Cooper Cameron Corp.*............................................................ 11,100      732,600
Global Industries, Ltd.*......................................................... 11,500      217,063
Kinder Morgan, Inc............................................................... 15,100      521,894
National-Oilwell, Inc.*.......................................................... 32,700    1,075,013
Newfield Exploration Co.*........................................................ 24,200      946,825
Spinnaker Exploration Co.*........................................................ 9,900      253,688
Unit Corp.*....................................................................... 8,800      118,800
                                                                                          -----------
                                                                                            4,327,883

                                                                                          -----------

                        See notes to financial statements

Cova Series Trust
Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 6.5%
Abgenix, Inc.*.................................................................... 5,400  $   647,241
Akorn, Inc.*..................................................................... 31,200      247,650
Allscripts, Inc.*................................................................ 12,000      276,000
Bindley Western Industries, Inc.................................................. 20,000      528,750
Charles River Laboratories Int'l., Inc.*.......................................... 3,300       73,219
Corixa Corp.*..................................................................... 8,800      377,850
Gilead Sciences, Inc.*............................................................ 1,700      120,913
Human Genome Sciences, Inc.*..................................................... 13,805    1,840,653
IDEC Pharmaceuticals Corp.*....................................................... 7,300      856,381
ILEX Oncology, Inc.*.............................................................. 5,100      179,775
Ligand Pharmaceuticals*.......................................................... 50,100      660,694
Millennium Pharmaceuticals, Inc.*................................................. 1,100      123,063
Neurocrine Biosciences, Inc.*.................................................... 11,900      423,194
Vertex Pharmaceuticals Inc.*...................................................... 8,900      937,838
Vical, Inc.*...................................................................... 1,400       26,950
                                                                                          -----------
                                                                                            7,320,171

                                                                                          -----------
REAL ESTATE - 4.0%
Arden Realty Group, Inc. (REIT).................................................. 21,600      507,600
Centerpoint Properties Corp. (REIT)............................................... 9,500      387,125
CoStar Group Inc.*................................................................ 7,900      197,994
Cousins Properties, Inc. (REIT).................................................. 15,800      608,300
General Growth Properties, Inc. (REIT)........................................... 17,300      549,275
Macerich Co. (The) (REIT)........................................................ 12,300      271,369
Manufactured Home Communities, Inc. (REIT)....................................... 20,900      500,294
Mills Corp. (REIT)............................................................... 13,500      253,969
Misson West Properties Inc. (REIT)............................................... 22,600      237,300
Post Properties, Inc. (REIT)..................................................... 23,567    1,036,948
                                                                                          -----------
                                                                                            4,550,174

                                                                                          -----------
RETAILERS - 1.5%
Alloy Online, Inc.*.............................................................. 18,300      205,875
BJ's Wholesale Club, Inc.*........................................................ 3,800      125,400
Cost Plus, Inc.*................................................................. 19,200      550,800
School Specialty, Inc.*.......................................................... 35,700      662,681
Stamps.com, Inc.*................................................................ 13,800      100,913
                                                                                          -----------
                                                                                            1,645,669

                                                                                          -----------
TELEPHONE SYSTEMS - 3.5%
Choice One Communications, Inc.*................................................. 11,000      448,938
Digital Island, Inc.*............................................................. 8,600      418,175
ECtel Ltd.*....................................................................... 4,200       96,600
Flag Telecom Holdings Ltd.*....................................................... 9,400      139,825
GoAmerica, Inc.*.................................................................. 8,700      134,306
IBasis, Inc.*.................................................................... 20,900      900,006
ITC DeltaCom, Inc.*.............................................................. 15,300      341,381
MGC Communications, Inc.*........................................................ 12,000      719,250
Motient Corp*.................................................................... 23,400      367,088
Net2Phone, Inc.*.................................................................. 8,000      285,500
TeleCorp PCS Inc.*................................................................ 3,600      145,125
                                                                                          -----------
                                                                                            3,996,194

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

TEXTILES, CLOTHING & FABRICS - 0.3%
Genesco Inc.*.................................................................... 11,000  $   176,688
Vans, Inc.*...................................................................... 13,400      195,975
                                                                                          -----------
                                                                                              372,663

                                                                                          -----------
TRANSPORTATION - 2.5%
American Classic Voyages Co.*.................................................... 15,100      311,438
C.H. Robinson Worldwide, Inc..................................................... 23,300    1,153,350
GATX Corp......................................................................... 7,300      248,200
PNV.net, Inc.*.................................................................... 9,300       12,788
Werner Enterprises, Inc.......................................................... 40,175      464,523
Willis Lease Finance Corp.*...................................................... 31,900      199,375
Wisconsin Central Transport Corp.*............................................... 34,600      449,800
                                                                                          -----------
                                                                                            2,839,474

                                                                                          -----------




WATER COMPANIES - 0.6%
E-Town Corp....................................................................... 9,500      631,156
                                                                                          -----------

Total Common Stocks (Cost $90,715,994)                                                    105,889,356
                                                                                          -----------


-------------------------------------------------------------------------------------------------
PAR                                         SECURITY                                    VALUE
AMOUNT                                    DESCRIPTION                                  (NOTE 1)
-------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS - 14.3%
$1,335,090   American Express Centurion Bank, 6.65%,
               due 07/10/00(a).....................................................  $  1,335,090
 1,375,726   Bank of America, 6.67%,
               due 03/22/01(a).....................................................     1,375,726
   667,545   Royal Bank of Scotland, 6.85%,
               due 07/05/00(a).....................................................       667,545
 2,670,180   American Express Centurion Bank, 7%,
               due 07/07/00(a).....................................................     2,670,180
   667,545   First Union National Bank, 6.9%,
               due 05/09/01(a).....................................................       667,545
 1,633,879   Fleet National Bank, 7.125%,
               due 10/31/00(a).....................................................     1,633,879
 1,335,090   Goldman Sachs, 6.64875%,
               due 08/17/00(a).....................................................     1,335,090
 1,335,090   Janus Money Market Fund(a)............................................     1,335,090
 3,887,014   Merrimac Cash Fund-Premium Class(a)...................................     3,887,014
 1,335,090   BNP Paribas, 6.75%, due 07/05/00(a)...................................     1,335,090
                                                                                     ------------
             Total Short-Term Investments

             (Cost $16,242,249)                                                        16,242,249
                                                                                     ------------


TOTAL INVESTMENTS - 107.9%
(Cost $106,958,243)                                                                   122,131,605

Other Assets and Liabilities (net) -
(7.9%)                                                                                (8,942,461)
                                                                                     -------------

TOTAL NET ASSETS - 100.0%                                                           $ 113,189,144
                                                                                    =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Represents investment of collateral received from securities lending transactions.

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust

                        See notes to financial statements

Cova Series Trust

Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------------------
PAR                                                                                    VALUE
AMOUNT                     SECURITY DESCRIPTION                 COUPON   MATURITY    (NOTE 1)
-----------------------------------------------------------------------------------------------

            DOMESTIC BONDS & DEBT SECURITIES - 95.7%
            ASSET BACKED SECURITIES - 8.1%
$  400,000  California Infrastructure.........................  6.420%  09/25/2008  $   388,814
 1,500,000  Carco Auto Loan Master Trust......................  5.780%  03/15/2004    1,465,867
   360,000  Citibank Credit Card Master Trust.................  5.500%  02/15/2006      341,037
 1,230,000  Citibank Credit Card Master Trust.................  6.150%  03/10/2011    1,120,930
   730,000  Ford Credit Auto Loan Master Trust................  5.500%  02/15/2003      723,105
 1,800,000  Ford Credit Auto Owner Trust......................  6.820%  06/17/2002    1,798,317
   595,000  Money Store Home Equity Trust (The)...............  6.485%  12/15/2038      569,132
   500,000  Nationsbank Card Master Trust.....................  6.450%  04/15/2003      500,042
   500,000  Peco Energy Transition Trust......................  5.800%  03/01/2007      475,637
                                                                                    -----------
                                                                                      7,382,881

                                                                                    -----------
            AUTOMOTIVE - 0.0%
    25,000  Federal - Mogul Corp..............................  7.750%  07/01/2006       18,202
                                                                                    -----------
            BANKING - 4.1%
 2,000,000  Chase Manhattan Corp..............................  9.750%  11/01/2001    2,063,140
   225,000  Fleet Capital Ltd.................................  7.920%  12/11/2026      197,253
    10,000  NationsBank Corp..................................  7.250%  10/15/2025        9,036
 1,500,000  Wachovia Corp.....................................  6.700%  06/21/2004    1,464,864
                                                                                    -----------
                                                                                      3,734,293

                                                                                    -----------
            BEVERAGES, FOOD & TOBACCO - 0.7%
   455,000  J Seagram & Sons..................................  7.600%  12/15/2028      431,522
   250,000  Smithfield Foods, Inc.............................  7.625%  02/15/2008      225,000
                                                                                    -----------
                                                                                        656,522

                                                                                    -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%
   209,951  Chase Manhattan Bank - First Union National.......  7.134%  07/15/2007      208,273
 2,000,000  Chase Manhattan Bank - First Union National.......  7.439%  07/15/2009    1,994,818
 1,980,000  Commercial Mortgage Acceptance Corp...............  6.030%  03/15/2008    1,822,956
   890,000  Credit Suisse First Boston Mortgage Securities

              Corp............................................  7.290%  09/15/2009      878,503
 1,959,096  First Nationwide Trust............................  6.500%  01/19/2029    1,813,525
 1,655,000  First Union Commercial Mortgage...................  6.070%  10/15/2008    1,517,344
   240,000  First Union-Lehman Brothers Commercial............  6.600%  05/18/2007      232,177
 1,730,000  First Union-Lehman Brothers Commercial............  6.650%  12/18/2007    1,652,629
 1,500,000  Morgan Stanley Capital, Inc.......................  6.170%  10/03/2008    1,377,849
   299,278  Ocwen Residential MBS Corp. (144A)(a).............  7.000%  10/25/2040      293,237
                                                                                    -----------
                                                                                     11,791,311

                                                                                    -----------
            COMMUNICATIONS - 1.2%
 1,070,000  TCI Communications, Inc...........................  7.875%  02/15/2026    1,065,776
                                                                                    -----------
            ELECTRIC UTILITIES - 0.3%
   250,000  Columbus Southern Power...........................  6.850%  10/03/2005      240,979
                                                                                    -----------
            FINANCIAL SERVICES - 2.8%
   650,000  Citigroup Capital.................................  7.750%  12/01/2036      590,921
 1,500,000  General Motors Acceptance Corp....................  5.500%  01/14/2002    1,460,698
   500,000  General Motors Acceptance Corp....................  6.750%  11/04/2004      486,662
                                                                                    -----------
                                                                                      2,538,281

                                                                                    -----------
            INDUSTRIAL - DIVERSIFIED - 0.5%
   495,000  Armstrong World Industries, Inc...................  6.350%  08/15/2003      436,335
                                                                                    -----------
            MEDIA - BROADCASTING & PUBLISHING - 2.0%
   250,000  Fox Liberty Networks LLC..........................  8.875%  08/15/2007      249,375
    30,000  News America Holdings, Inc........................  7.700%  10/30/2025       27,296
   500,000  Time Warner, Inc..................................  7.975%  08/15/2004      510,000
 1,000,000  Turner Broadcasting Systems, Inc..................  7.400%  02/01/2004      996,095
                                                                                    -----------
                                                                                      1,782,766

                                                                                    -----------

                        See notes to financial statements

Cova Series Trust
Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------
PAR                                                                                    VALUE
AMOUNT                     SECURITY DESCRIPTION                 COUPON   MATURITY    (NOTE 1)
-----------------------------------------------------------------------------------------------

            OIL & GAS - 1.2%
$  600,000  Coastal Corp......................................  6.500%  05/15/2006  $   569,035
   200,000  Dynegy, Inc.......................................  6.875%  07/15/2002      197,912
    65,000  Enron Corp........................................  6.950%  07/15/2028       57,325
   300,000  National Fuel Gas Co..............................  6.214%  08/12/2027      291,248
                                                                                    -----------
                                                                                      1,115,520

                                                                                    -----------
            TELEPHONE SYSTEMS - 2.0%
   250,000  Global Crossing Hldg. Ltd. (144A)(a)..............  9.125%  11/15/2006      240,625
   455,000  Liberty Media Group...............................  8.250%  02/01/2030      418,896
   100,000  U.S. Cellular Corp................................  7.250%  08/15/2007       95,199
 1,100,000  WorldCom, Inc.....................................  7.750%  04/01/2027    1,096,565
                                                                                    -----------
                                                                                      1,851,285

                                                                                    -----------
            TRANSPORTATION - 0.3%
   375,000  Union Pacific Corp................................  6.625%  02/01/2029      310,800
                                                                                    -----------
            U.S. GOVERNMENT AGENCY - 3.3%
 2,630,000  Federal National Mortgage Association.............  7.250%  01/15/2010    2,655,992
   402,000  Federal National Mortgage Association(b)..........  7.125%  01/15/2030      404,234
                                                                                    -----------
                                                                                      3,060,226

                                                                                    -----------
            U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 41.4%
    20,754  Federal Home Loan Mortgage Corp...................  8.000%  09/01/2008       20,805
   215,039  Federal Home Loan Mortgage Corp...................  6.500%  07/15/2016      212,590
   877,043  Federal National Mortgage Association.............  6.500%  06/01/2014      845,988
    76,936  Federal National Mortgage Association.............  6.500%  08/01/2014       74,212
    26,330  Federal National Mortgage Association.............  6.500%  09/01/2014       25,398
   214,908  Federal National Mortgage Association.............  6.500%  09/01/2014      207,298
   140,080  Federal National Mortgage Association.............  6.500%  12/01/2014      135,120
   625,136  Federal National Mortgage Association.............  6.500%  12/01/2014      603,001
    89,044  Federal National Mortgage Association.............  6.500%  01/01/2015       85,891
   824,020  Federal National Mortgage Association.............  6.500%  02/01/2015      794,842
   799,576  Federal National Mortgage Association.............  7.000%  03/01/2015      784,756
   345,330  Federal National Mortgage Association.............  7.000%  03/01/2015      338,929
   886,472  Federal National Mortgage Association.............  7.000%  03/01/2015      870,042
   828,557  Federal National Mortgage Association.............  7.000%  03/01/2015      813,200
    21,652  Federal National Mortgage Association.............  8.500%  07/01/2019       22,067
   377,388  Federal National Mortgage Association.............  7.500%  12/01/2022      372,313
   838,560  Federal National Mortgage Association.............  7.000%  06/01/2028      809,803
   415,264  Federal National Mortgage Association.............  6.000%  07/01/2028      379,983
   399,787  Federal National Mortgage Association.............  7.000%  08/01/2028      386,077
   844,608  Federal National Mortgage Association.............  7.000%  09/01/2028      815,643
    80,628  Federal National Mortgage Association.............  6.000%  10/01/2028       73,777
   313,565  Federal National Mortgage Association.............  6.000%  12/01/2028      286,925
   271,037  Federal National Mortgage Association.............  7.500%  06/01/2029      267,392
   713,263  Federal National Mortgage Association.............  7.500%  06/01/2029      703,670
    55,085  Federal National Mortgage Association.............  7.500%  07/01/2029       54,344
   738,927  Federal National Mortgage Association.............  7.000%  08/01/2029      713,586
   283,934  Federal National Mortgage Association.............  7.500%  08/01/2029      280,115
    96,730  Federal National Mortgage Association.............  7.500%  08/01/2029       95,429
   395,051  Federal National Mortgage Association.............  7.000%  09/01/2029      381,503
   501,290  Federal National Mortgage Association.............  7.500%  09/01/2029      494,547
   406,755  Federal National Mortgage Association.............  7.500%  09/01/2029      401,284
    34,902  Federal National Mortgage Association.............  7.500%  09/01/2029       34,433
   310,748  Federal National Mortgage Association.............  7.500%  09/01/2029      306,569
   665,156  Federal National Mortgage Association.............  7.500%  09/01/2029      656,210
   158,000  Federal National Mortgage Association.............  8.000%  09/01/2029      158,753
   399,317  Federal National Mortgage Association.............  7.500%  10/01/2029      393,946

                        See notes to financial statements

Cova Series Trust
Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------
PAR                                                                                    VALUE
AMOUNT                     SECURITY DESCRIPTION                 COUPON   MATURITY    (NOTE 1)
-----------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - CONTINUED
$  630,003  Federal National Mortgage Association.............  7.500%  10/01/2029  $   621,530
   726,079  Federal National Mortgage Association.............  7.500%  10/01/2029      716,313
   568,859  Federal National Mortgage Association.............  7.500%  10/01/2029      561,208
   868,463  Federal National Mortgage Association.............  7.500%  10/01/2029      856,782
   289,419  Federal National Mortgage Association.............  7.500%  11/01/2029      285,526
    52,275  Federal National Mortgage Association.............  8.000%  11/01/2029       52,524
    30,155  Federal National Mortgage Association.............  8.000%  11/01/2029       30,299
    25,680  Federal National Mortgage Association.............  7.000%  12/01/2029       24,800
   565,122  Federal National Mortgage Association.............  7.500%  01/01/2030      557,521
   490,431  Federal National Mortgage Association.............  7.500%  01/01/2030      483,835
   832,462  Federal National Mortgage Association.............  7.500%  01/01/2030      821,265
   317,832  Federal National Mortgage Association.............  7.500%  02/01/2030      313,557
   990,001  Federal National Mortgage Association.............  7.500%  02/01/2030      976,685
   314,633  Federal National Mortgage Association.............  8.000%  02/01/2030      316,134
   997,135  Federal National Mortgage Association.............  8.000%  02/01/2030    1,001,889
   848,459  Federal National Mortgage Association.............  8.000%  02/01/2030      852,505
   421,289  Federal National Mortgage Association.............  7.500%  04/01/2030      415,623
   944,404  Federal National Mortgage Association.............  7.000%  05/01/2030      912,017
   141,388  Federal National Mortgage Association.............  7.500%  06/01/2030      139,486
   999,900  Federal National Mortgage Association.............  8.000%  06/01/2030    1,004,668
   499,950  Federal National Mortgage Association.............  8.000%  06/01/2030      502,334
 2,125,000  Federal National Mortgage Association(c)..........  7.000%  07/17/2030    2,050,620
 4,390,000  Federal National Mortgage Association(c)..........  7.500%  07/17/2030    4,325,511
    39,687  Government National Mortgage Association..........  9.000%  01/15/2020       41,013
    26,407  Government National Mortgage Association..........  8.000%  03/15/2026       26,677
    65,497  Government National Mortgage Association..........  7.500%  02/15/2027       65,096
 2,633,462  Government National Mortgage Association..........  6.500%  12/15/2028    2,499,890
    28,732  Government National Mortgage Association..........  8.000%  12/15/2029       29,063
    86,033  Government National Mortgage Association..........  8.000%  01/15/2030       87,023
   885,235  Government National Mortgage Association..........  8.000%  02/15/2030      895,422
    25,824  Government National Mortgage Association..........  8.000%  02/15/2030       26,121
    27,396  Government National Mortgage Association..........  8.000%  04/15/2030       27,711
    25,839  Government National Mortgage Association..........  8.000%  04/15/2030       26,137
   948,317  Government National Mortgage Association..........  8.000%  06/15/2030      959,230
   946,216  Government National Mortgage Association..........  8.000%  06/15/2030      957,105
   500,000  Government National Mortgage Association..........  8.000%  06/15/2030      505,754
                                                                                    -----------
                                                                                     37,869,315

                                                                                    -----------
            U.S. TREASURY SECURITIES - 14.9%
     5,000  U.S. Treasury Note................................  6.000%  08/15/2004        4,955
 2,750,000  U.S. Treasury Note................................  5.500%  05/15/2009    2,630,548
 1,810,000  U.S. Treasury Note................................  6.500%  02/15/2010    1,872,219
 1,715,000  U.S. Treasury Bond(d).............................  8.875%  02/15/2019    2,203,240
 5,653,000  U.S. Treasury Bond................................  6.750%  08/15/2026    6,076,975
   335,000  U.S. Treasury Bond................................  6.500%  11/15/2026      349,552
 1,300,000  U.S. Treasury Bond - Strip Principal(d)...........  9.125%  05/15/2018      431,410
                                                                                    -----------
                                                                                     13,568,899

                                                                                    -----------
            Total Domestic Bonds & Debt Securities (Cost

              $87,901,855)                                                           87,423,391
                                                                                    -----------

                        See notes to financial statements

Cova Series Trust
Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------
PAR                                                                                    VALUE
AMOUNT                     SECURITY DESCRIPTION                 COUPON   MATURITY    (NOTE 1)
-----------------------------------------------------------------------------------------------

            FOREIGN BONDS & DEBT SECURITIES - 1.6%
            CANADA - 0.6%
$   80,000  Gulf Canada Resources Ltd. (Yankee)...............  8.250%  03/15/2017  $    73,800
   500,000  Quebec Province (Global)..........................  7.500%  09/15/2029      492,010
                                                                                    -----------
                                                                                        565,810

                                                                                    -----------
            CHANNEL ISLANDS - 0.5%
   420,000  HSBC Capital Funding LT (144A) (Yankee)...........  10.176% 12/29/2049      450,849
                                                                                    -----------
            COLOMBIA - 0.2%
   195,000  Colombia (Republic of) (Global)...................  9.750%  04/23/2009      153,563
                                                                                    -----------
            NETHERLANDS - 0.2%
   250,000  KPNQwest B.V. (Yankee)............................  8.125%  06/01/2009      236,250
                                                                                    -----------
            PHILIPPINE ISLANDS - 0.1%
    90,000  Philippines (Republic of) (Global) (Yankee).......  10.625% 03/16/2025       77,175
                                                                                    -----------

            Total Foreign Bonds & Debt Securities (Cost

              $1,546,559)                                                             1,483,647
                                                                                    -----------


-----------------------------------------------------------------------
PAR                                                            VALUE
AMOUNT           SECURITY DESCRIPTION                        (NOTE 1)
-----------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 8.0%
$  200,000  Canadian Imperial Bank........................  $   199,842
   582,103  American Express Centurion Bank, 6.65%, due
              07/10/00(e).................................      582,103
   291,051  Royal Bank of Scotland, 6.85%, due

              07/05/00(e).................................      291,051
 1,164,205  American Express Centurion Bank, 7%, due
              07/07/00(e).................................    1,164,205
   291,051  First Union National Bank, 6.9%, due

              05/09/01(e).................................      291,051
 1,312,195  Fleet National Bank, 7.125%, due

              10/31/00(e).................................    1,312,195
   582,104  Goldman Sachs, 6.64875%, due 08/17/00(e)......      582,104
   582,103  Janus Money Market Fund(e)....................      582,103
 1,694,748  Merrimac Cash Fund-Premium Class(e)...........    1,694,748
   582,103  BNP Paribas, 6.75%, due 07/05/00(e)...........      582,103
                                                            -----------

            Total Short-Term Investments

              (Cost $7,281,668)                               7,281,505
                                                            -----------


            TOTAL INVESTMENTS - 105.3%
            (Cost $96,730,082)                               96,188,543

            Other Assets and Liabilities (net) -
            (5.3%)                                           (4,817,889)
                                                          -------------

            TOTAL NET ASSETS - 100.0%                     $  91,370,654
                                                          =============

           PORTFOLIO FOOTNOTES:

 (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 (b) Assets segregated for purchase for purchase price of delayed delivery or when-issued security.

 (c) Security purchased on a delayed or when-issued basis. (See note 1 to financial statements)

 (d)  Held as collateral for open futures contracts.

 (e) Represents investment of collateral received from securities lending transactions.

 Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

                        See notes to financial statements

Cova Series Trust

Select Equity Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.7%
AUTOMOTIVE - 0.8%
Ford Motor Co..................................................................... 27,100  $  1,165,300
Lear Corp.*....................................................................... 43,400       868,000
Visteon Corp.*..................................................................... 3,548        43,023
                                                                                           ------------
                                                                                              2,076,323

                                                                                           ------------
BANKING - 4.3%
Astoria Financial Corp............................................................ 22,100       569,075
Bank One Corp..................................................................... 41,100     1,091,719
Capital One Financial Corp........................................................ 64,400     2,873,850
Dime Bancorp, Inc................................................................. 41,600       655,200
First Union Corp.................................................................. 84,400     2,094,175
KeyCorp........................................................................... 37,400       659,175
U.S. Bancorp..................................................................... 140,100     2,696,925
                                                                                           ------------
                                                                                             10,640,119

                                                                                           ------------
BEVERAGES, FOOD & TOBACCO - 3.6%
Coca-Cola Co. (The)............................................................... 37,400     2,148,162
Philip Morris Co., Inc........................................................... 159,500     4,236,719
Quaker Oats Co. (The)............................................................. 17,800     1,337,225
Seagrams Co., Ltd................................................................. 18,500     1,073,000
                                                                                           ------------
                                                                                              8,795,106

                                                                                           ------------
CHEMICALS - 2.6%
Air Products & Chemicals, Inc..................................................... 95,600     2,945,675
Praxair, Inc...................................................................... 31,500     1,179,281
Rohm & Haas Co.................................................................... 62,300     2,149,350
                                                                                           ------------
                                                                                              6,274,306

                                                                                           ------------
COMMERCIAL SERVICES - 0.5%
Cendant Corp.*.................................................................... 90,775     1,270,850
                                                                                           ------------
COMMUNICATIONS - 2.0%
Allegiance Telecom, Inc.*......................................................... 13,000       832,000
Lucent Technologies, Inc.......................................................... 38,245     2,266,016
QUALCOMM, Inc.*.................................................................... 8,500       510,000
Tellabs Inc.*..................................................................... 19,100     1,307,156
                                                                                           ------------
                                                                                              4,915,172

                                                                                           ------------
COMPUTER SOFTWARE & PROCESSING - 13.6%
America Online, Inc.*............................................................. 84,400     4,452,100
Automatic Data Processing, Inc.................................................... 23,200     1,242,650
Cisco Systems, Inc.*............................................................. 151,200     9,610,650
Citrix Systems, Inc.*............................................................. 31,000       587,062
Computer Associates International, Inc............................................ 56,600     2,897,212
Microsoft Corp.*................................................................. 120,000     9,600,000
Oracle Corp.*..................................................................... 37,400     3,143,937
Parametric Technology Corp.*...................................................... 53,100       584,100
Siebel Systems, Inc.*.............................................................. 7,800     1,275,787
                                                                                           ------------
                                                                                             33,393,498

                                                                                           ------------
COMPUTERS & INFORMATION - 7.2%
Compaq Computer Corp.............................................................. 45,400     1,160,537
Dell Computer Corp.*.............................................................. 39,000     1,923,187
EMC Corp. Mass*................................................................... 42,800     3,292,925
International Business Machines Corp.............................................. 11,700     1,281,881
Quantum Corp. - DLT & Storage*................................................... 112,500     1,089,844
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

COMPUTERS & INFORMATION - CONTINUED
Seagate Technology, Inc.*......................................................... 33,400  $  1,837,000
Sun Microsystems, Inc.*........................................................... 79,400     7,220,437
                                                                                           ------------
                                                                                             17,805,811

                                                                                           ------------
COSMETICS & PERSONAL CARE - 0.8%
Gillette Co....................................................................... 53,200     1,858,675
                                                                                           ------------



ELECTRIC UTILITIES - 0.8%
CP&L, Energy Inc.................................................................. 17,700       565,294
PG&E Corp......................................................................... 36,200       891,425
Wisconsin Energy Corp............................................................. 26,600       527,012
                                                                                           ------------
                                                                                              1,983,731

                                                                                           ------------
ELECTRICAL EQUIPMENT - 3.4%
General Electric Co.............................................................. 159,600     8,458,800
                                                                                           ------------
ELECTRONICS - 6.8%
Altera Corp.*...................................................................... 8,300       846,081
Applied Materials, Inc.*........................................................... 9,800       888,125
Intel Corp........................................................................ 64,600     8,636,212
Micron Technology, Inc.*.......................................................... 12,200     1,074,363
Motorola, Inc..................................................................... 66,902     1,735,031
Texas Instruments, Inc............................................................ 50,600     3,475,588
                                                                                           ------------
                                                                                             16,655,400

                                                                                           ------------
ENVIRONMENTAL CONTROLS - 1.2%
Republic Services, Inc.*.......................................................... 79,300     1,268,800
Waste Management, Inc............................................................. 89,674     1,703,806
                                                                                           ------------
                                                                                              2,972,606

                                                                                           ------------
FINANCIAL SERVICES - 5.0%
CIT Group, Inc. (The)............................................................. 54,700       888,875
Citigroup, Inc.................................................................... 68,500     4,127,125
E*Trade Group, Inc.*.............................................................. 59,300       978,450
Federal Home Loan Mortgage Corp................................................... 24,000       972,000
Federal National Mortgage Association............................................. 25,400     1,325,563
Goldman Sachs Group, Inc. (The)................................................... 41,400     3,927,825
                                                                                           ------------
                                                                                             12,219,838

                                                                                           ------------
FOREST PRODUCTS & PAPER - 0.8%
Smurfit-Stone Container Corp.*................................................... 154,583     1,990,256
                                                                                           ------------
HEALTH CARE PROVIDERS - 0.3%
Tenet Healthcare Corp............................................................. 29,700       801,900
                                                                                           ------------
HEAVY MACHINERY - 1.4%
Baker Hughes, Inc................................................................. 59,600     1,907,200
Cooper Industries, Inc............................................................ 47,100     1,533,694
                                                                                           ------------
                                                                                              3,440,894

                                                                                           ------------
HOUSEHOLD PRODUCTS - 1.3%
Clorox Co......................................................................... 34,100     1,528,106
Procter & Gamble Co............................................................... 29,200     1,671,700
                                                                                           ------------
                                                                                              3,199,806

                                                                                           ------------
INDUSTRIAL - DIVERSIFIED - 3.7%
Honeywell International Inc....................................................... 40,649     1,369,363
Tyco International Ltd........................................................... 162,920     7,718,335
                                                                                           ------------
                                                                                              9,087,698

                                                                                           ------------

                        See notes to financial statements

Cova Series Trust
Select Equity Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

INSURANCE - 3.9%
Allstate Corp..................................................................... 47,000  $  1,045,750
Ambac Financial Group, Inc........................................................ 65,800     3,606,663
American International Group...................................................... 19,400     2,279,500
Aon Corp.......................................................................... 30,800       956,725
Cigna Corp........................................................................ 18,000     1,683,000
                                                                                           ------------
                                                                                              9,571,638

                                                                                           ------------
LODGING - 0.3%
Marriott International, Inc. - Class A............................................ 20,700       746,494
                                                                                           ------------
MEDIA - BROADCASTING & PUBLISHING - 2.5%
Comcast Corp.*.................................................................... 58,900     2,385,450
Fox Entertainment Group, Inc. - Class A*.......................................... 46,800     1,421,550
MediaOne Group, Inc.*.............................................................. 8,600       570,298
Time Warner, Inc.................................................................. 22,900     1,740,400
                                                                                           ------------
                                                                                              6,117,698

                                                                                           ------------
MEDICAL SUPPLIES - 0.8%
C.R. Bard, Inc.................................................................... 15,900       765,188
PE Corp - PE Biosystems Group..................................................... 17,000     1,119,875
                                                                                           ------------
                                                                                              1,885,063

                                                                                           ------------
METALS - 0.9%
Alcoa, Inc........................................................................ 25,016       725,464
Allegheny Technologies, Inc....................................................... 67,700     1,218,600
Phelps Dodge Corp.................................................................. 6,500       241,719
                                                                                           ------------
                                                                                              2,185,783

                                                                                           ------------
OIL & GAS - 6.0%
Anadarko Petroleum Corp........................................................... 25,600     1,262,400
Columbia Energy Group............................................................. 18,300     1,200,938
Dynegy, Inc....................................................................... 18,500     1,263,781
Exxon Mobil Corp................................................................. 124,510     9,774,035
Global Marine, Inc.*.............................................................. 43,700     1,231,794
                                                                                           ------------
                                                                                             14,732,948

                                                                                           ------------
PHARMACEUTICALS - 9.9%
Alza Corp.*....................................................................... 46,400     2,743,400
American Home Products Corp....................................................... 25,700     1,509,875
Amgen, Inc.*...................................................................... 18,400     1,292,600
Bristol-Myers Squibb Co........................................................... 42,200     2,458,150
Eli Lilly & Co.................................................................... 47,400     4,734,075
Merck & Co., Inc................................................................... 9,700       743,263
Pfizer, Inc....................................................................... 81,750     3,924,000
Pharmacia Corp.................................................................... 84,674     4,376,587
Schering-Plough Corp.............................................................. 49,800     2,514,900
                                                                                           ------------
                                                                                             24,296,850

                                                                                           ------------
RETAILERS - 4.8%
Abercrombie & Fitch Co.*.......................................................... 66,400       809,250
Circuit City Stores, Inc.......................................................... 20,200       670,388
Gap, Inc.......................................................................... 27,200       850,000
Home Depot, Inc................................................................... 21,800     1,088,638
Target Corp....................................................................... 38,100     2,209,800
TJX Companies, Inc................................................................ 83,200     1,560,000
Wal-Mart Stores, Inc.............................................................. 79,300     4,569,663
                                                                                           ------------
                                                                                             11,757,739

                                                                                           ------------
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

TELEPHONE SYSTEMS - 8.0%
AT&T Corp......................................................................... 61,800  $  1,954,425
Global Crossing Ltd.*............................................................. 50,000     1,315,625
GTE Corp.......................................................................... 32,900     2,048,025
Level 3 Communications, Inc.*..................................................... 21,900     1,927,200
Liberty Media Group*............................................................. 129,700     3,145,225
Qwest Communications Int'l., Inc.*................................................ 32,200     1,599,938
SBC Communications Corp........................................................... 76,577     3,311,955
Sprint Corp (PCS Group)*.......................................................... 26,600     1,582,700
WorldCom, Inc*.................................................................... 59,271     2,719,057
                                                                                           ------------
                                                                                             19,604,150

                                                                                           ------------
TRANSPORTATION - 0.5%
Union Pacific Corp................................................................ 36,200     1,346,188
                                                                                           ------------

Total Common Stocks (Cost $228,864,409)                                                     240,085,340
                                                                                           ------------


-----------------------------------------------------------------
PAR                         SECURITY                     VALUE
AMOUNT                    DESCRIPTION                  (NOTE 1)
-----------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 5.0%
$1,018,071  American Express Centurion Bank, 6.65%,
              due 07/10/00(a).......................  $ 1,018,071
 1,018,071  Bank of America, 6.67%, due
              03/22/01(a)...........................    1,018,071
   509,033  Royal Bank of Scotland, 6.85%,
              due 07/05/00(a).......................      509,033
 2,036,141  American Express Centurion Bank 7%,
              due 07/07/00(a).......................    2,036,141
   509,035  First Union National Bank, 6.9%,
              due 05/09/01(a).......................      509,035
 1,276,900  Fleet National Bank, 7.125%, due
              10/31/00(a)...........................    1,276,900
 1,018,071  Goldman Sachs, 6.64875%, 08/17/00(a)....    1,018,071
 1,018,071  Janus Money Market Fund(a)..............    1,018,071
 2,964,036  Merrimac Cash Fund-Premium Class(a).....    2,964,036
 1,018,071  BNP Paribas, 6.75%, due 07/05/00(a).....    1,018,071
                                                      -----------

            Total Short-Term Investments

            (Cost $12,385,500)                         12,385,500
                                                      -----------


TOTAL INVESTMENTS - 102.7%
(Cost $241,249,909)                                   252,470,840

Other Assets and Liabilities (net) -
(2.7%)                                                 (6,618,954)
                                                     -------------

TOTAL NET ASSETS - 100.0%                           $ 245,851,886
                                                    =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Represents investment of collateral received from securities lending transactions.

                        See notes to financial statements

Cova Series Trust Large Cap Stock Portfolio PORTFOLIO OF INVESTMENTS JUNE 30, 2000 (UNAUDITED) (PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.8%
ADVERTISING - 0.1%
DoubleClick Inc.*.................................................................. 4,900  $    186,812
                                                                                           ------------
AEROSPACE & DEFENSE - 0.1%
B.F. Goodrich Company (The)........................................................ 7,400       252,062
                                                                                           ------------
AIRLINES - 0.0%
Delta Air Lines, Inc............................................................... 1,400        70,787
Northwest Airlines Corp.*.......................................................... 2,100        63,919
                                                                                           ------------
                                                                                                134,706

                                                                                           ------------
APPAREL RETAILERS - 0.2%
The Limited, Inc.................................................................. 20,400       441,150
                                                                                           ------------
AUTOMOTIVE - 2.1%
Dana Corp......................................................................... 13,700       290,269
Delphi Automotive Systems Corp.................................................... 31,100       452,894
Ford Motor Co..................................................................... 53,400     2,296,200
Ford Motor Co.(a).................................................................. 3,700       159,100
General Motors Corp............................................................... 28,000     1,625,750
Goodyear Tire & Rubber Co......................................................... 13,100       262,000
Paccar, Inc........................................................................ 4,400       174,625
Rockwell International Corp....................................................... 14,100       444,150
Visteon Corp.*..................................................................... 6,992        84,776
                                                                                           ------------
                                                                                              5,789,764

                                                                                           ------------
BANKING - 3.1%
Associates First Capital Corp..................................................... 31,400       700,612
Bank One Corp..................................................................... 34,200       908,437
Banknorth Group, Inc............................................................... 5,800        88,812
Capital One Financial Corp......................................................... 7,900       352,537
Comerica, Inc...................................................................... 5,300       237,837
Compass Bancshares, Inc............................................................ 2,600        44,362
Dime Bancorp, Inc.................................................................. 7,600       119,700
First Tennessee National Corp...................................................... 5,300        87,781
First Union Corp.................................................................. 48,800     1,210,850
Firstar Corp...................................................................... 23,800       501,287
Fleet Boston Financial Corp........................................................ 9,400       319,600
Golden West Financial Corp......................................................... 4,800       195,900
Greenpoint Financial Corp.......................................................... 4,700        88,125
Hibernia Corp. - Class A........................................................... 4,900        53,287
KeyCorp........................................................................... 21,400       377,175
Marshall And Ilsley Corp........................................................... 4,800       199,200
Mercantile Bankshares Corp......................................................... 2,800        83,475
North Fork Bancorp., Inc........................................................... 6,500        98,312
PNC Bank Corp..................................................................... 14,600       684,375
Providian Financial Corp........................................................... 5,000       450,000
Southtrust Corp.................................................................... 6,800       153,850
Summit Bancorp..................................................................... 7,200       177,300
TCF Financial Corp................................................................. 2,500        64,219
U.S. Bancorp...................................................................... 33,000       635,250
Union Planters Corp................................................................ 5,500       153,656
Washington Mutual, Inc............................................................ 24,700       713,212
                                                                                           ------------
                                                                                              8,699,151

                                                                                           ------------
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

BEVERAGES, FOOD & TOBACCO - 3.7%
Bestfoods......................................................................... 13,600  $    941,800
Coca-Cola Co. (The)................................................................ 9,100       522,681
General Mills, Inc................................................................. 8,300       317,475
Hershey Foods Corp................................................................. 1,600        77,900
HJ Heinz Co....................................................................... 19,200       840,000
Kellogg Co........................................................................ 21,000       624,750
Nabisco Holdings Corp.............................................................. 1,800        94,500
Philip Morris Co., Inc........................................................... 129,200     3,431,875
Quaker Oats Co. (The).............................................................. 7,300       548,412
Seagrams Co., Ltd................................................................. 36,900     2,140,200
Unilever N.V. - New York Shares................................................... 15,900       683,700
                                                                                           ------------
                                                                                             10,223,293

                                                                                           ------------
CHEMICALS - 1.2%
Air Products & Chemicals, Inc..................................................... 26,800       825,775
Dow Chemical Co................................................................... 19,100       576,581
PPG Industries, Inc............................................................... 10,300       456,419
Praxair, Inc...................................................................... 10,900       408,069
Rohm & Haas Co.................................................................... 27,900       962,550
                                                                                           ------------
                                                                                              3,229,394

                                                                                           ------------
COMMERCIAL SERVICES - 0.5%
Cendant Corp.*.................................................................... 98,700     1,381,800
                                                                                           ------------
COMMUNICATIONS - 2.5%
Allegiance Telecom, Inc.*.......................................................... 3,400       217,600
Corning Inc........................................................................ 2,700       728,662
JDS Uniphase Corp*................................................................... 200        23,975
Lucent Technologies, Inc.......................................................... 24,400     1,445,700
Nortel Networks Corp.............................................................. 42,600     2,907,450
QUALCOMM, Inc.*.................................................................... 5,400       324,000
Tellabs Inc.*..................................................................... 18,800     1,286,625
                                                                                           ------------
                                                                                              6,934,012

                                                                                           ------------
COMPUTER SOFTWARE & PROCESSING - 12.7%
Adobe Systems, Inc................................................................. 4,500       585,000
America Online, Inc.*............................................................. 68,100     3,592,275
Autodesk, Inc...................................................................... 2,300        79,781
BMC Software, Inc.*............................................................... 10,500       383,086
Cisco Systems, Inc.(b)*.......................................................... 193,700    12,312,056
Citrix Systems, Inc.*.............................................................. 8,000       151,500
Computer Associates International, Inc............................................ 23,200     1,187,550
Microsoft Corp.*................................................................. 149,500    11,960,000
Networks Associates, Inc.*......................................................... 4,000        81,500
Oracle Corp.*..................................................................... 26,700     2,244,469
Siebel Systems, Inc.*.............................................................. 7,700     1,259,431
Symantec Corp.*.................................................................... 2,600       140,237
VERITAS Software Corp.*............................................................ 9,300     1,051,045
                                                                                           ------------
                                                                                             35,027,930

                                                                                           ------------
COMPUTERS & INFORMATION - 7.2%
Apple Computer, Inc.*............................................................. 13,600       712,300
Compaq Computer Corp.............................................................. 63,400     1,620,662
Dell Computer Corp.*.............................................................. 91,400     4,507,162

                        See notes to financial statements

Cova Series Trust
Large Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

COMPUTERS & INFORMATION - CONTINUED
Electronic Data Systems Corp....................................................... 2,400  $     99,000
EMC Corp. Mass*................................................................... 11,600       892,475
Hewlett-Packard Co................................................................ 26,500     3,309,187
International Business Machines Corp.............................................. 14,200     1,555,787
Lexmark International Group, Inc.*................................................. 6,000       403,500
Seagate Technology, Inc.*......................................................... 14,900       819,500
Sun Microsystems, Inc.*........................................................... 64,900     5,901,844
                                                                                           ------------
                                                                                             19,821,417

                                                                                           ------------
COSMETICS & PERSONAL CARE - 0.8%
Estee Lauder Co.................................................................... 4,300       212,581
Gillette Co....................................................................... 54,000     1,886,625
                                                                                           ------------
                                                                                              2,099,206

                                                                                           ------------
ELECTRIC UTILITIES - 1.5%
Allegheny Energy, Inc.............................................................. 4,800       131,400
Cinergy Corp....................................................................... 8,100       206,044
CMS Energy Corp.................................................................... 6,200       137,175
Consolidated Edison, Inc.......................................................... 10,100       299,212
CP&L, Energy Inc.................................................................. 16,100       514,194
Dominion Resources, Inc.............................................................. 100         4,287
DTE Energy Co...................................................................... 9,200       281,175
Edison International.............................................................. 16,900       346,450
Entergy Corp...................................................................... 11,000       299,062
FPL Group, Inc..................................................................... 8,300       410,850
GPU, Inc........................................................................... 6,900       186,731
NiSource, Inc...................................................................... 5,800       108,025
PG&E Corp......................................................................... 18,400       453,100
Pinnacle West Capital Corp......................................................... 5,000       169,375
PPL Corp........................................................................... 8,000       175,500
TXU Corp.......................................................................... 14,900       439,550
Wisconsin Energy Corp.............................................................. 6,900       136,706
                                                                                           ------------
                                                                                              4,298,836

                                                                                           ------------
ELECTRICAL EQUIPMENT - 4.3%
Emerson Electric Co............................................................... 11,200       676,200
General Electric Co.(c).......................................................... 212,700    11,273,100
                                                                                           ------------
                                                                                             11,949,300

                                                                                           ------------
ELECTRONICS - 8.5%
Advanced Micro Devices, Inc.*...................................................... 5,500       424,875
Altera Corp.*........................................................................ 100        10,194
Applied Materials, Inc.*.......................................................... 30,700     2,782,187
Intel Corp.(c).................................................................... 93,700    12,526,519
Lattice Semiconductor Corp.*....................................................... 2,700       186,637
Motorola, Inc..................................................................... 87,000     2,528,437
National Semiconductor Corp.*...................................................... 8,200       465,350
Texas Instruments, Inc............................................................ 68,600     4,711,962
                                                                                           ------------
                                                                                             23,636,161

                                                                                           ------------
ENTERTAINMENT & LEISURE - 0.5%
Eastman Kodak Co.................................................................. 19,100     1,136,450
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

ENTERTAINMENT & LEISURE - CONTINUED
Hasbro, Inc........................................................................ 7,900  $    118,994
International Game Technology*..................................................... 4,100       108,650
                                                                                           ------------
                                                                                              1,364,094

                                                                                           ------------
FINANCIAL SERVICES - 6.9%
A.G. Edwards, Inc.................................................................. 1,900        74,100
Ameritrade Holding Corp*........................................................... 5,700        66,262
Bear Stearns Co., Inc.............................................................. 3,900       162,337
Charles Schwab & Corp............................................................. 67,471     2,268,712
Charter One Financial, Inc......................................................... 8,500       195,500
CIT Group, Inc. (The)............................................................. 11,300       183,625
Citigroup, Inc................................................................... 100,100     6,031,025
E*Trade Group, Inc.*.............................................................. 12,900       212,850
Federal Home Loan Mortgage Corp................................................... 28,300     1,146,150
Federal National Mortgage Association............................................. 41,500     2,165,781
Financial Security Assurance Holdings Ltd............................................ 500        37,938
Franklin Resources, Inc........................................................... 11,100       337,163
Goldman Sachs Group, Inc. (The)................................................... 19,900     1,888,013
Lehman Brothers Holdings, Inc...................................................... 5,600       529,550
Merrill Lynch & Co., Inc.......................................................... 18,400     2,116,000
Morgan Stanley Dean Witter & Co................................................... 11,800       982,350
Paine Webber Group, Inc............................................................ 4,600       209,300
Regions Financial Corp............................................................. 6,100       121,238
TD Waterhouse Group, Inc.*........................................................ 17,500       302,969
                                                                                           ------------
                                                                                             19,030,863

                                                                                           ------------
FOOD RETAILERS - 0.3%
Kroger Co.*....................................................................... 38,900       858,231
                                                                                           ------------
FOREST PRODUCTS & PAPER - 0.9%
Bowater, Inc....................................................................... 1,500        66,188
Fort James Corp................................................................... 11,900       275,188
Georgia-Pacific Corp............................................................... 4,700       123,375
International Paper Co............................................................ 16,500       491,906
Kimberly-Clark Corp............................................................... 19,300     1,107,338
Smurfit-Stone Container Corp.*.................................................... 13,100       168,663
Temple Inland, Inc................................................................. 3,600       151,200
                                                                                           ------------
                                                                                              2,383,858

                                                                                           ------------
HEALTH CARE PROVIDERS - 0.7%
HCA-The Healthcare Corp........................................................... 10,500       318,938
Medtronic, Inc.................................................................... 18,900       941,456
Tenet Healthcare Corp............................................................. 20,000       540,000
Wellpoint Health Networks, Inc.*................................................... 4,000       289,750
                                                                                           ------------
                                                                                              2,090,144

                                                                                           ------------
HEAVY MACHINERY - 0.9%
Baker Hughes, Inc.................................................................. 9,000       288,000
Caterpillar Inc................................................................... 19,200       650,400
Cooper Industries, Inc............................................................. 8,000       260,500
Deere & Co......................................................................... 7,200       266,400
Eaton Corp......................................................................... 6,300       422,100
Grainger (W.W.), Inc................................................................. 500        15,406

                        See notes to financial statements

Cova Series Trust
Large Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

HEAVY MACHINERY - CONTINUED
Ingersoll-Rand Co................................................................. 11,200  $    450,800
Parker-Hannifin Corp............................................................... 4,100       140,425
                                                                                           ------------
                                                                                              2,494,031

                                                                                           ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.1%
Johnson Controls, Inc.............................................................. 4,100       210,381
                                                                                           ------------
HOUSEHOLD PRODUCTS - 1.3%
Clorox Co......................................................................... 12,900       578,081
Procter & Gamble Co............................................................... 53,700     3,074,325
                                                                                           ------------
                                                                                              3,652,406

                                                                                           ------------
INDUSTRIAL - DIVERSIFIED - 1.8%
Honeywell International Inc....................................................... 50,300     1,694,481
ITT Industries, Inc................................................................ 7,700       233,888
Tyco International Ltd............................................................ 61,900     2,932,513
                                                                                           ------------
                                                                                              4,860,882

                                                                                           ------------
INSURANCE - 3.5%
Aetna, Inc......................................................................... 8,600       552,013
Allstate Corp..................................................................... 70,900     1,577,525
Ambac Financial Group, Inc......................................................... 6,200       339,838
American General Corp.............................................................. 1,400        85,400
American International Group....................................................... 9,700     1,139,750
Aon Corp.......................................................................... 15,800       490,788
AXA Financial, Inc................................................................ 24,700       839,800
Cigna Corp........................................................................ 10,200       953,700
Hartford Financial Services Group, Inc............................................ 16,000       895,000
John Hancock Financial Services, Inc.*............................................ 30,800       729,575
Lincoln National Corp............................................................. 14,900       538,263
MBIA, Inc.......................................................................... 8,800       424,050
Torchmark Corp.................................................................... 11,600       286,375
UnitedHealth Group, Inc............................................................ 8,800       754,600
                                                                                           ------------
                                                                                              9,606,677

                                                                                           ------------
LODGING - 0.4%
Marriott International, Inc. - Class A............................................ 11,600       418,325
Starwood Hotels & Resorts Worldwide, Inc.......................................... 17,700       571,931
                                                                                           ------------
                                                                                                990,256

                                                                                           ------------
MEDIA - BROADCASTING & PUBLISHING - 3.0%
Comcast Corp.*.................................................................... 35,500     1,437,750
Fox Entertainment Group, Inc. - Class A*.......................................... 10,000       303,750
Gannett Co., Inc................................................................... 9,300       556,256
Knight-Ridder, Inc................................................................. 4,900       260,619
MediaOne Group, Inc.*............................................................. 40,300     2,672,444
New York Times Co.................................................................. 5,200       205,400
Time Warner, Inc.................................................................. 38,200     2,903,200
                                                                                           ------------
                                                                                              8,339,419

                                                                                           ------------
MEDICAL SUPPLIES - 0.8%
Agilent Technologies, Inc.*....................................................... 10,800       796,500
Baxter International, Inc............................................................ 500        35,156
Becton Dickinson & Co............................................................. 14,900       427,444
Boston Scientific Corp.*............................................................. 600        13,163
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

MEDICAL SUPPLIES - CONTINUED
C.R. Bard, Inc..................................................................... 1,700  $     81,813
Forest Laboratories, Inc.*......................................................... 5,400       545,400
Guidant Corp.*..................................................................... 1,100        54,450
PE Corp - PE Biosystems Group........................................................ 400        26,350
St. Jude Medical, Inc.*............................................................ 3,900       178,913
                                                                                           ------------
                                                                                              2,159,189

                                                                                           ------------
METALS - 0.6%
Alcoa, Inc........................................................................ 45,200     1,310,800
Allegheny Technologies, Inc........................................................ 7,800       140,400
Nucor Corp......................................................................... 4,200       139,388
                                                                                           ------------
                                                                                              1,590,588

                                                                                           ------------
OIL & GAS - 6.1%
Chevron Corp...................................................................... 19,300     1,636,881
Columbia Energy Group.............................................................. 4,100       269,063
Conoco Inc. - Class B............................................................. 16,800       412,650
Cooper Cameron Corp.*.............................................................. 1,400        92,400
Devon Energy Corp.................................................................. 2,500       140,469
Dynegy, Inc........................................................................ 4,800       327,900
El Paso Energy Corp................................................................ 7,300       371,844
Exxon Mobil Corp................................................................. 100,000     7,850,000
Global Marine, Inc.*............................................................... 5,000       140,938
Phillips Petroleum Co.............................................................. 3,800       192,613
Royal Dutch Petroleum Co.......................................................... 58,600     3,607,563
Texaco, Inc....................................................................... 16,300       867,975
Union Pacific Resources Group, Inc................................................ 15,400       338,800
Williams Companies, Inc........................................................... 12,200       508,588
                                                                                           ------------
                                                                                             16,757,684

                                                                                           ------------
PHARMACEUTICALS - 9.5%
Abbott Laboratories............................................................... 43,600     1,942,925
Alza Corp.*....................................................................... 19,100     1,129,288
American Home Products Corp....................................................... 51,400     3,019,750
Bristol-Myers Squibb Co........................................................... 77,600     4,520,200
Eli Lilly & Co.................................................................... 49,000     4,893,875
Genzyme Corp.*..................................................................... 2,700       160,481
Incyte Pharmaceuticals, Inc.*...................................................... 1,000        82,188
Johnson & Johnson.................................................................. 2,900       295,438
Merck & Co., Inc.................................................................. 15,600     1,195,350
Pfizer, Inc....................................................................... 76,600     3,676,800
Pharmacia Corp.................................................................... 61,800     3,194,288
Schering-Plough Corp.............................................................. 39,700     2,004,850
Watson Pharmaceutical, Inc.*....................................................... 3,400       182,750
                                                                                           ------------
                                                                                             26,298,183

                                                                                           ------------
RESTAURANTS - 0.1%
McDonald's Corp.................................................................... 9,300       306,319
                                                                                           ------------
RETAILERS - 5.1%
Circuit City Stores, Inc........................................................... 9,600       318,600
Federated Department Stores, Inc.*................................................ 11,400       384,750
Gap, Inc.......................................................................... 45,900     1,434,375
Home Depot, Inc................................................................... 36,000     1,797,750

                        See notes to financial statements

Cova Series Trust
Large Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

RETAILERS - CONTINUED
J.C. Penney Co., Inc.............................................................. 14,200  $    261,813
Lowes Co., Inc.................................................................... 15,500       636,469
May Department Stores Co. (The)................................................... 18,200       436,800
Nordstrom, Inc..................................................................... 1,800        43,425
Sears, Roebuck and Co............................................................. 14,100       460,013
Target Corp....................................................................... 23,600     1,368,800
TJX Companies, Inc................................................................ 17,800       333,750
Wal-Mart Stores, Inc............................................................. 114,700     6,609,588
                                                                                           ------------
                                                                                             14,086,133

                                                                                           ------------
TELEPHONE SYSTEMS - 6.2%
Alltel Corp........................................................................ 8,400       520,275
AT&T Corp......................................................................... 41,100     1,299,788
Bell Atlantic Corp................................................................ 27,500     1,397,344
Global Crossing Ltd.*............................................................. 33,500       881,469
GTE Corp.......................................................................... 42,500     2,645,625
Liberty Media Group*.............................................................. 55,800     1,353,150
SBC Communications Corp........................................................... 94,400     4,082,800
Sprint Corp (PCS Group)*........................................................... 1,300        77,350
US West Inc........................................................................ 5,100       437,325
WorldCom, Inc*.................................................................... 99,700     4,573,738
                                                                                           ------------
                                                                                             17,268,864

                                                                                           ------------
TEXTILES, CLOTHING & FABRICS - 0.1%
Jones Apparel Group, Inc.*........................................................ 10,200       239,700
                                                                                           ------------
TRANSPORTATION - 0.5%
Burlington Northern Santa Fe Corp................................................. 21,200       486,275
C.H. Robinson Worldwide, Inc......................................................... 600        29,700
CSX Corp........................................................................... 5,900       125,006
FedEx Corp.*....................................................................... 7,600       288,800
Norfolk Southern Corp............................................................. 12,800       190,400
Union Pacific Corp................................................................ 10,700       397,906
                                                                                           ------------
                                                                                              1,518,087

                                                                                           ------------

Total Common Stocks (Cost $248,740,104)                                                     270,210,983
                                                                                           ------------


--------------------------------------------------------------------
PAR                           SECURITY                     VALUE
AMOUNT                      DESCRIPTION                   (NOTE 1)
--------------------------------------------------------------------

              SHORT-TERM INVESTMENTS - 4.7%
$  1,076,736  American Express Centurion Bank, 6.65%,
                due 07/10/00(d).......................  $  1,076,736
     934,227  Bank of America, 6.67%,
                due 03/22/01(d).......................       934,227
     538,368  Royal Bank of Scotland, 6.85%,
                due 07/05/00(d).......................       538,368
   2,153,472  American Express Centurion Bank, 7%,
                due 07/07/00(d).......................     2,153,472
     538,368  First Union(d)..........................       538,368
   1,492,985  Fleet National Bank, 7.125%,
                due 10/31/00(d).......................     1,492,985
   1,076,736  Goldman Sachs, 6.64875%,
                due 08/17/00(d).......................     1,076,736
   1,076,736  Janus Money Market Fund(d)..............     1,076,736
   3,134,836  Merrimac Cash Fund-Premium Class(d).....     3,134,836
   1,076,736  BNP Paribas, 6.75%, due 07/05/00(d).....     1,076,736
                                                        ------------

              Total Short-Term Investments

              (Cost $13,099,200)                          13,099,200
                                                        ------------


----------------------------------------------------------------
SECURITY                                                VALUE
DESCRIPTION                                  PAR       (NOTE 1)
----------------------------------------------------------------

U.S. TREASURY SECURITIES - 0.2%
U.S. Treasury Note at 5.625%, due

  2/28/01 (Cost $522,798)(c)............  $525,000... $  522,375
                                                      ----------


TOTAL INVESTMENTS - 102.7%
(Cost $262,362,102)                                  283,832,558

Other Assets and Liabilities (net) -
(2.7%)                                                (7,545,268)
                                                    -------------

TOTAL NET ASSETS - 100.0%                          $ 276,287,290
                                                   =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Security purchased on a delayed or when-issued basis. (See note 1 to financial statements)

 (b) Assets segregated for purchase for purchase price of delayed delivery or when-issued security.

 (c)  Held as collateral for open futures contracts.

 (d) Represents investment of collateral received from securities lending transactions.

                        See notes to financial statements

Cova Series Trust

International Equity Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 98.1%
AUSTRALIA - 2.8%
AMP Ltd........................................................................... 35,200  $   359,938
Broken Hill Proprietary Co., Ltd.................................................. 29,800      354,013
CSR Ltd........................................................................... 83,591      233,299
Lend Lease Corp., Ltd............................................................. 24,400      312,729
National Australia Bank Ltd....................................................... 25,616      429,853
News Corp., Ltd. (The) - Preferred................................................ 78,946      957,556
Southcorp Holdings Ltd........................................................... 108,400      314,277
Telstra Corp., Ltd............................................................... 127,183      518,674
Westpac Banking Corp. Ltd......................................................... 38,947      282,291
WMC Ltd........................................................................... 29,051      130,584
                                                                                           -----------
                                                                                             3,893,214

                                                                                           -----------
AUSTRIA - 0.2%
Bank of Austria AG................................................................. 3,991      195,171
                                                                                           -----------
BELGIUM - 0.4%
Agfa Gevaert N.V................................................................... 3,324       73,916
Audiofina.......................................................................... 2,040      262,016
Real Software...................................................................... 2,000      128,439
Ubizen*............................................................................ 3,940      137,842
                                                                                           -----------
                                                                                               602,213

                                                                                           -----------
DENMARK - 0.3%
Novo Nordisk A/S - B............................................................... 2,381      406,914
                                                                                           -----------
FINLAND - 2.8%
Nokia Oyj......................................................................... 59,504    3,048,499
Sampo Insurance Co. Plc............................................................ 3,366      137,118
Stora Enso Oyj.................................................................... 56,284      516,691
Tietoenator Corp................................................................... 4,762      159,525
                                                                                           -----------
                                                                                             3,861,833

                                                                                           -----------
FRANCE - 10.1%
Alcatel........................................................................... 34,935    2,300,433
Alstom............................................................................ 11,379      308,771
Aventis............................................................................ 6,298      461,501
AXA Co............................................................................. 2,573      406,926
BNP Paribas........................................................................ 8,390      810,615
Carrefour SA....................................................................... 4,946      339,437
Christian Dior SA.................................................................. 1,900      432,523
Coface............................................................................. 1,592      152,593
Coflexip SA........................................................................ 1,912      232,747
Compagnie de Saint Goban........................................................... 1,400      190,013
Danone............................................................................. 7,186      957,402
Equant N.V.*...................................................................... 10,332      421,481
Fimatex*.......................................................................... 14,659      218,066
France Telecom SA.................................................................. 2,811      394,452
Genset SA*......................................................................... 3,226      231,909
Lafarge SA......................................................................... 6,050      472,032
Lagardere Groupe................................................................... 4,285      328,574
LVMH (Louis Vuitton Moet Hennessy)*.................................................. 789      326,627
Renault SA......................................................................... 8,154      372,023
Rhodia, SA........................................................................ 11,971      201,946
------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

FRANCE - CONTINUED
Suez Lyonnaise Des Eaux SA......................................................... 4,657  $   819,095
Total FINA ELF.................................................................... 11,587    1,783,646
Usinor............................................................................ 15,427      188,975
Vivendi........................................................................... 18,137    1,607,180
                                                                                           -----------
                                                                                            13,958,967

                                                                                           -----------
GERMANY - 7.2%
Allianz AG......................................................................... 3,155    1,149,146
BASF AG........................................................................... 20,507      834,395
Bayer AG.......................................................................... 21,262      831,489
Brokat Infosystems AG*............................................................. 2,004      156,548
Carrier1 International SA*......................................................... 3,415      189,850
Consors Discount Broker AG*........................................................ 2,808      250,979
DaimlerChrysler AG................................................................. 6,801      358,206
Deutsche Bank AG.................................................................. 11,075      917,169
Deutsche Lufthansa AG............................................................. 10,307      242,042
Deutsche Telekom AG............................................................... 16,114      920,538

E. On............................................................................. 12,107      132,434
Intershop Communications AG*......................................................... 515      235,411
Lycos Europe N.V.*................................................................ 16,290      153,017
Marschollek, Lautenschlaeger und Partner AG.......................................... 600      252,469
Marschollek, Lautenschlaeger und
  Partner AG - Preferred............................................................. 920      462,074
New E. On.......................................................................... 2,736      586,030
PrimaCom AG*....................................................................... 4,031      177,731
ProSieben Media AG - Preferred..................................................... 1,721      216,095
Schering AG........................................................................ 8,982      494,171
Siemens AG......................................................................... 7,546    1,139,172
Volkswagen AG...................................................................... 4,079      156,389
                                                                                           -----------
                                                                                             9,855,355

                                                                                           -----------
HONG KONG - 2.0%
Bank of East Asia, Ltd........................................................... 137,800      321,748
Cable & Wireless HKT Ltd......................................................... 124,800      274,583
Cheung Kong (Holdings) Ltd........................................................ 27,000      298,757
Hong Kong Electric............................................................... 125,500      404,122
Hutchison Whampoa Ltd............................................................. 87,000    1,093,806
SmarTone Telecommunications Holdings Ltd.......................................... 83,500      184,787
Sunevision Holdings Ltd. (144A)*(a).............................................. 203,500      163,170
                                                                                           -----------
                                                                                             2,740,973

                                                                                           -----------
IRELAND - 0.4%
CRH Plc............................................................................ 6,717      121,683
Jefferson Smurfit Group Plc*...................................................... 99,046      170,884
Trintech Group Plc (ADR)*......................................................... 11,115      215,205
                                                                                           -----------
                                                                                               507,772

                                                                                           -----------
ITALY - 3.8%
Banca Fideuram SpA................................................................ 28,036      429,691
Banca Popolare Di Milano.......................................................... 38,802      276,706
Bipop-Carire SpA.................................................................. 36,050      284,724
Credito Emiliano SpA.............................................................. 73,935      211,891
ENI SpA.......................................................................... 140,881      815,608

                        See notes to financial statements

Cova Series Trust
International Equity Portfolio
PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

ITALY - CONTINUED
Fiat SpA........................................................................... 9,790  $   255,331
Mediolanum SpA.................................................................... 22,410      366,234
Saipem SpA........................................................................ 48,900      291,067
San Paolo - IMI SpA............................................................... 34,873      584,951
Telecom Italia Mobile SpA......................................................... 77,073      792,673
Telecom Italia SpA................................................................ 46,763      643,649
Unicredito Italiano SpA........................................................... 45,509      219,410
                                                                                           -----------
                                                                                             5,171,935

                                                                                           -----------
JAPAN - 27.7%
Advantest Corp..................................................................... 1,400      312,329
Aiful Corp......................................................................... 1,500      138,383
Aiful Corp. (144A)(a)................................................................ 750       69,192
Ajinomoto Co., Inc................................................................ 44,000      564,475
Asahi Bank Ltd.................................................................... 14,002       58,909
Bank of Fukuoka Ltd............................................................... 46,000      313,291
Bank of Tokyo - Mitsubishi Ltd. (The)............................................. 58,000      700,858
Bridgestone Corp.................................................................. 23,000      487,077
Daiwa Securities Group, Inc....................................................... 20,000      264,126
DDI Corp.............................................................................. 18      173,191
EBARA Corp........................................................................ 48,000      650,656
Fuji Bank, Ltd.................................................................... 53,000      402,962
Fuji Heavy Industries Ltd......................................................... 49,000      355,910
Fujitsu Ltd....................................................................... 49,000    1,696,349
Hitachi Ltd....................................................................... 52,000      750,495
Hitachi Software Engineering Co., Ltd.............................................. 1,300      141,024
Honda Motor Co., Ltd.............................................................. 14,000      476,747
Industrial Bank of Japan.......................................................... 37,000      280,615
Ito-Yokado Co., Ltd................................................................ 4,000      240,732
Kaken Pharmaceutical Co. Ltd...................................................... 11,000       85,190
Kawasaki Steel Corp.............................................................. 144,000      206,471
MACNICA, Inc....................................................................... 1,300      201,113
Marui Co., Ltd.................................................................... 18,000      344,684
Matsushita Electric Industry...................................................... 33,000      856,051
Minebea Co., Ltd.................................................................. 65,000      815,489
Mitsubishi Chemical Corp......................................................... 264,000    1,083,294
Mitsubishi Corp.................................................................. 112,000    1,013,187
Mitsubishi Estate Co., Ltd........................................................ 35,000      412,037
NAMCO Ltd.......................................................................... 7,600      273,861
NEC Corp.......................................................................... 41,000    1,287,897
Nintendo Co. Ltd................................................................... 2,500      436,751
Nippon Meat Packers, Inc.......................................................... 22,000      321,668
Nippon Telegraph and Telephone Corp.................................................. 174    2,314,310
Nippon Yusen Kabushiki Kaisha.................................................... 208,000    1,000,660
Nishimatsu Construction Co........................................................ 87,000      343,043
Nissan Motor Co., Ltd.*.......................................................... 144,000      848,976
Nisshin Steel Co., Ltd............................................................ 93,000      101,764
Nomura Securities Co., Ltd........................................................ 30,000      734,365
Omron Corp......................................................................... 6,000      163,003
Oriental Land Co., Ltd............................................................. 2,300      234,968
Orix Corp.......................................................................... 2,280      336,591
Osaka Gas Co., Ltd............................................................... 113,000      325,111
Paris Miki, Inc.................................................................... 3,370      219,347
Pioneer Corp...................................................................... 16,000      623,337
Promise Co., Ltd................................................................... 4,200      332,006
------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

JAPAN - CONTINUED
Ricoh Corp., Ltd.................................................................. 21,000  $   444,722
Rohm Co............................................................................ 2,400      701,821
Sanwa Bank Ltd. (The).............................................................. 4,942       39,439
Snow Brand Milk Product Co Ltd.................................................... 45,000      241,958
Softbank Corp...................................................................... 2,600      353,174
Softbank Corp. - new*.............................................................. 2,000      298,085
Sony Corp......................................................................... 16,900    1,578,247
Sumitomo Bakelite Co., Ltd........................................................ 19,000      250,382
Sumitomo Bank, Ltd................................................................ 29,000      355,627
Sumitomo Rubber Industries Ltd.................................................... 65,000      391,803
Sumitomo Trust & Banking Co., Ltd................................................. 51,000      363,220
Suzuki Motor Corp................................................................. 18,000      232,280
Taiheiyo Cement Corp.............................................................. 57,000      119,366
Takeda Chemical Industries........................................................ 18,774    1,232,592
Takefuji Corp...................................................................... 2,200      265,843
TDK Corp........................................................................... 2,000      287,520
Tokio Marine & Fire Insurance Co. Ltd............................................. 24,000      277,106
Tokuyama Corp..................................................................... 34,000      246,958
Tokyo Electric Power Co., Inc..................................................... 19,600      477,936
Tokyo Electron Ltd................................................................. 4,000      547,873
Tokyo Gas Co., Ltd................................................................ 99,000      278,294
Tokyo Steel Manufacturing Co., Ltd................................................ 41,200      134,859
Toppan Printing Co., Ltd.......................................................... 53,000      560,947
Tostem Corp....................................................................... 33,000      538,534
Toyo Trust & Banking Co., Ltd..................................................... 70,000      236,393
Toyota Motor Co................................................................... 34,104    1,553,838
Uny Co. Ltd....................................................................... 37,000      511,320
Welfide Corp...................................................................... 16,000      204,962
West Japan Railway Co................................................................ 227      920,762
Yamanouchi Pharmaceutical......................................................... 21,000    1,146,967
Yasuda Fire & Marine Insurance Co., Ltd........................................... 39,000      205,650
York-Benimaru Co., Ltd............................................................. 4,000      113,197
                                                                                           -----------
                                                                                            38,104,170

                                                                                           -----------
NETHERLANDS - 5.7%
ASM Lithography Holding N.V.*...................................................... 6,014      259,514
Getronics N.V..................................................................... 12,789      197,971
Heineken N.V...................................................................... 10,660      651,373
ING Groep N.V..................................................................... 12,722      863,338
Koninklijke (Royal) Phillips Electronics N.V...................................... 39,391    1,865,160
Koninklijke KPN N.V............................................................... 25,674    1,152,910
Koninklijke Numico, N.V............................................................ 9,078      428,102
Royal Dutch Petroleum Co.......................................................... 19,493    1,216,331
United Pan-Europe Communications N.V.*............................................ 15,709      412,413
Ver Ned Uitgeversbedr ver Bezit.................................................... 2,900      150,379
Ver Ned Uitgeversbedr ver Bezit (144A)(a).......................................... 2,400      124,451
Versatel Telecom International N.V.*............................................... 7,798      328,873
VIA NET.WORKS, Inc.*.............................................................. 13,608      239,996
                                                                                           -----------
                                                                                             7,890,811

                                                                                           -----------
NEW ZEALAND - 0.3%
Fletcher Challenge Building Ltd................................................... 12,709       13,528
Fletcher Challenge Energy.......................................................... 6,359       20,816
Lion Nathan Ltd................................................................... 34,656       77,534
Telecom New Zealand............................................................... 70,857      248,634
                                                                                           -----------
                                                                                               360,512

                                                                                           -----------

                        See notes to financial statements

Cova Series Trust
International Equity Portfolio
PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

PORTUGAL - 0.3%
PT Multimedia Servicos*............................................................ 3,736  $   186,210
PT Multimedia.com*................................................................. 3,736       28,755
Telecel-Comunicacoes Pessoai, SA*................................................. 13,632      207,754
                                                                                           -----------
                                                                                               422,719

                                                                                           -----------
SINGAPORE - 0.7%
Chartered Semiconductor Manufacturing Ltd.*....................................... 11,000       96,095
DBS Group Holdings Ltd............................................................ 37,705      484,264
Singapore Press Holdings Ltd...................................................... 25,000      390,512
Venture Manufacturing Ltd.......................................................... 3,000       30,547
                                                                                           -----------
                                                                                             1,001,418

                                                                                           -----------
SPAIN - 3.2%
Banco Bilbao Vizcaya SA........................................................... 34,765      513,163
Banco Santander Central Hispano SA................................................ 67,272      712,506
Endesa SA......................................................................... 44,801      871,288
Indra Sistemas SA.................................................................. 7,954      182,669
Repsol SA......................................................................... 25,517      509,950
Telefonica SA*.................................................................... 76,891    1,658,251
                                                                                           -----------
                                                                                             4,447,827

                                                                                           -----------
SWEDEN - 3.5%
Autoliv, Inc. - Class B........................................................... 11,138      274,354
Investor AB*...................................................................... 14,446      198,511
Skandia Forsakrings AB............................................................ 53,104    1,411,020
Skandinaviska Enskilda Banken..................................................... 35,960      428,535
Tele1 Europe Holding AB*.......................................................... 14,326      176,441
Telefonaktiebolaget LM Ericsson AB............................................... 117,656    2,341,313
                                                                                           -----------
                                                                                             4,830,174

                                                                                           -----------
SWITZERLAND - 7.4%
ABB Ltd............................................................................ 3,914      470,109
Compagnie Financiere Richemont AG - Units A.......................................... 201      543,427
Credit Suisse Group................................................................ 3,682      734,996
Fantastic Corp.*................................................................... 5,588       54,632
Givaudan*............................................................................ 143       43,676
Nestle S.A........................................................................... 787    1,580,681
Novartis AG........................................................................ 1,049    1,667,456
Roche Holding AG..................................................................... 143    1,396,924
SGS Societe Generale de Surveillance Holding S.A.*................................... 161      279,294
Swatch Group AG...................................................................... 228      290,891
Swiss Life........................................................................... 470      281,896
Swisscom AG........................................................................ 2,016      700,689
UBS AG............................................................................. 7,492    1,101,494
Zurich Allied AG................................................................... 2,124    1,053,115
                                                                                           -----------
                                                                                            10,199,280

                                                                                           -----------
UNITED KINGDOM - 19.3%
3i Group Plc...................................................................... 18,249      375,404
ARM Holdings Plc*................................................................. 33,407      358,023
AstraZeneca Group Plc.............................................................. 9,050      422,614
BAE Systems Plc................................................................... 55,209      344,308
Bank of Scotland.................................................................. 33,800      321,560
BG Group Plc...................................................................... 56,811      367,198
Billiton Plc...................................................................... 69,966      284,891
Bookham Technology Plc*............................................................ 1,400       81,504
BP Amoco Plc..................................................................... 327,752    3,145,389
------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

UNITED KINGDOM - CONTINUED
British Airways Plc............................................................... 21,100  $   121,368
British American Tobacco Plc...................................................... 17,108      114,203
British Sky Broadcasting Group Plc*............................................... 24,600      481,102
British Telecommunications Plc.................................................... 59,614      770,630
Cable & Wireless Plc.............................................................. 15,885      269,065
Cadbury Schweppes Plc............................................................. 75,109      493,425
Carlton Communications Plc........................................................ 14,655      188,558
Celltech Group Plc*................................................................ 9,400      182,128
CMG Plc........................................................................... 11,300      160,101
Compass Group Plc................................................................. 21,586      284,434
FirstGroup Plc.................................................................... 22,800       81,449
Glaxo Wellcome Plc................................................................ 59,107    1,724,092
Glynwed International Plc......................................................... 51,702      185,479
Granada Group Plc................................................................. 25,000      249,760
Great Universal Stores Plc........................................................ 34,287      220,576
Hanson Plc........................................................................ 55,634      393,276
Hays Plc.......................................................................... 51,400      286,708
Hilton Group Plc.................................................................. 47,392      166,430
HSBC Holdings Plc................................................................. 92,450    1,057,259
Imperial Chemical Industries Plc.................................................. 17,100      135,763
Johnson Matthey Plc................................................................ 6,328       89,082
Kingfisher Plc.................................................................... 26,300      239,459
Lloyds TSB Group Plc............................................................. 104,848      990,341
Marconi Plc....................................................................... 44,549      579,931
MFI Furniture Group Plc........................................................... 90,755       88,264
National Power Plc................................................................ 31,040      197,808
New Dixons Group Plc.............................................................. 49,918      203,259
Northern Foods Plc................................................................ 53,034       95,530
Nycomed Amersham Plc.............................................................. 27,867      276,716
Ocean Group Plc................................................................... 12,200      201,292
Pearson Plc....................................................................... 11,244      357,421
Prudential Corp................................................................... 33,367      488,914
Reckitt Benckiser................................................................. 32,686      366,128
Reuters Group Plc................................................................. 24,242      413,554
Royal & Sun Alliance Insurance Group Plc.......................................... 82,681      536,912
Royal Bank of Scotland............................................................ 30,845      516,392
Schroders Plc...................................................................... 6,800      122,283
Scottish Power Plc................................................................ 44,363      376,053
Severn Trent Plc.................................................................. 15,566      169,766
Smith & Nephew Plc................................................................ 47,100      173,960
SmithKline Beecham Plc............................................................ 87,060    1,139,921
Standard Chartered PLC............................................................ 23,492      292,657
Tesco Plc........................................................................ 112,423      349,709
The Sage Group Plc................................................................ 29,007      234,907
TI Group Plc...................................................................... 29,100      158,575
Trinity Mirror Plc................................................................ 11,500      102,705
United News & Media Plc............................................................ 9,800      140,925
Vodafone Group Plc............................................................... 918,517    3,712,259
Williams Plc...................................................................... 35,400      206,302
Woolwich Plc...................................................................... 38,950      164,937
WPP Group Plc..................................................................... 22,106      322,907
                                                                                           -----------
                                                                                            26,575,566

                                                                                           -----------
UNITED STATES - 0.0%
NTL Inc.*............................................................................ 275       16,143
                                                                                           -----------

Total Common and Preferred Stocks (Cost $124,389,413)                                      135,042,967
                                                                                           -----------

                        See notes to financial statements

Cova Series Trust
International Equity Portfolio
PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


------------------------------------------------------------------------------------
PAR                                                                         VALUE
AMOUNT                    SECURITY DESCRIPTION                             (NOTE 1)
------------------------------------------------------------------------------------

                     SHORT-TERM INVESTMENTS - 8.5%
                     UNITED STATES - 8.5%
$           938,909  American Express Centurion Bank, 6.65%, due
                       07/10/00(b)......................................  $  938,909
            953,540  Bank of America, 6.67%, due 03/22/01(b)............     953,540
            469,454  Royal Bank of Scotland, 6.85%, due 07/05/00(b).....     469,454
          1,877,818  American Express Centurion Bank, 7%, due

                       07/07/00(b)......................................   1,877,818
            469,452  First Union National Bank, 6.9%, due 05/09/01(b)...     469,452
          1,162,981  Fleet National Bank, 7.125%, due 10/31/00(b).......   1,162,981
            938,909  Goldman Sachs, 6.64875%, due 08/17/00(b)...........     938,909
            938,908  Janus Money Market Fund(b).........................     938,908
          2,733,564  Merrimac Cash Fund-Premium Class(b)................   2,733,564
            938,909  BNP Paribas, 6.75%, due 07/05/00(b)................     938,909
            200,000  US Tresury Bill, 5.725%, due 10/12/00(c)...........     196,724
             60,000  US Tresury Bill, 5.73%, due 10/12/00...............      59,016
                                                                          ----------

                     Total Short-Term Investments

                       (Cost $11,678,184)                                 11,678,184
                                                                          ----------
------------------------------------------------------------------------------------
PAR                                                                         VALUE
AMOUNT                    SECURITY DESCRIPTION       COUPON    MATURITY    (NOTE 1)
------------------------------------------------------------------------------------

                     FOREIGN BONDS & DEBT
                       SECURITIES - 0.1%
                     BERMUDA - 0.1%
        Y10,000,000  AB International Cayman Trust

                       (Cost $60,741)..............    0.500% 08/01/2007     112,725
                                                                          ----------


            TOTAL INVESTMENTS - 106.7%
            (Cost $136,128,338)                                          146,833,876

            Other Assets and Liabilities (net) -
            (6.6%)                                                        (9,108,979)
                                                                       -------------

            TOTAL NET ASSETS - 100.0%                                  $ 137,724,897
                                                                       =============

           PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 (b) Represents investment of collateral received from securities lending transactions.

 (c)  Held as collateral for open futures contracts.

 ADR - American Depositary Receipt

                        See notes to financial statements

Cova Series Trust

Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             DOMESTIC BONDS & DEBT
               SECURITIES - 79.8%
             ADVERTISING - 2.8%
$ 1,000,000  Ackerley Group, Inc. (The)....        9.000%    01/15/2009  $    922,500
    505,000  Interpublic Group of
               Companies, Inc. (The)
               Convertible (144A)(a).......        1.800%    09/16/2004       595,900
     95,000  Interpublic Group of
               Companies, Inc. (The)
               Convertible.................        1.800%    09/16/2004       112,100
    300,000  Interpublic Group of
               Companies, Inc. (The)
               Convertible (144A)(a).......        1.870%    06/01/2006       290,250
  1,500,000  Lamar Media Corp..............        9.625%    12/01/2006     1,515,000
  1,275,000  R.H. Donnelly Corp............        9.125%    06/01/2008     1,206,469
                                                                         ------------
                                                                            4,642,219

                                                                         ------------
             AEROSPACE & DEFENSE - 1.6%
  1,000,000  BE Aerospace, Inc.............        9.875%    02/01/2006       955,000
    850,000  Dyncorp, Inc..................        9.500%    03/01/2007       650,250
    500,000  L-3 Communications Corp.......       10.375%    05/01/2007       511,250
    500,000  United Defense Industries,
               Inc.........................        8.750%    11/15/2007       465,000
                                                                         ------------
                                                                            2,581,500

                                                                         ------------
             AIRLINES - 0.9%
  1,000,000  America West Airlines, Inc....       10.750%    09/01/2005       962,500
    650,000  Continental Airlines, Inc.....        8.000%    12/15/2005       601,250
                                                                         ------------
                                                                            1,563,750

                                                                         ------------
             AUTOMOTIVE - 3.3%
  1,000,000  Collins & Aikman Corp.........       11.500%    04/15/2006       967,500
    500,000  Dura Operating Corp...........        9.000%    05/01/2009       437,500
  1,000,000  Ford Motor Credit Corp.
               Convertible.................        7.875%    06/15/2010       999,820
  1,200,000  Navistar International
               Corp........................        8.000%    02/01/2008     1,107,000
  1,100,000  Oshkosh Truck Corp............        8.750%    03/01/2008     1,028,500
  1,000,000  Safelite Glass Corp.(b).......        9.875%    12/15/2006        13,750
  1,000,000  Tenneco Automotive Inc........       11.625%    10/15/2009       895,000
                                                                         ------------
                                                                            5,449,070

                                                                         ------------
             BUILDING MATERIALS - 1.0%
  1,000,000  American Standard Inc.*.......        8.250%    06/01/2009       962,500
    750,000  Kevco, Inc....................       10.375%    12/01/2007       183,750
    500,000  Nortek, Inc...................        8.875%    08/01/2008       455,000
                                                                         ------------
                                                                            1,601,250

                                                                         ------------
             CABLE - 6.7%
  1,500,000  Century Communications

               Corp........................        9.500%    03/01/2005     1,455,000
  1,000,000  Charter Communications
               Holdings LLC................        8.625%    04/01/2009       883,750
  1,250,000  Charter Communications
               Holdings LLC................       10.000%    04/01/2009     1,212,500
    500,000  CSC Holdings, Inc.............        9.250%    11/01/2005       505,625
    300,000  CSC Holdings, Inc.............       10.500%    05/15/2016       320,250
  1,500,000  EchoStar Communications Corp.
               Convertible (144A)(a).......        4.875%    01/01/2007     1,425,000
    500,000  FrontierVision................       11.000%    10/15/2006       507,500
  1,000,000  FrontierVision LP/Capital.....   0%, 11.875% ++ 09/15/2007       870,000
  1,000,000  Mediacom LLC..................        8.500%    04/15/2008       925,000
  1,000,000  NTL Inc. Convertible
               (144A)(a)...................        5.750%    12/15/2009       790,000
  1,000,000  NTL, Inc......................       10.000%    02/15/2007       950,000
  1,000,000  NTL, Inc......................   0%, 12.375% ++ 10/01/2008       640,000
    750,000  Renaissance Media Group.......   0%, 10.000% ++ 04/15/2008       513,750
                                                                         ------------
                                                                           10,998,375

                                                                         ------------
             CHEMICALS - 1.7%
  1,000,000  Huntsman Corp. (144A)(a)......        9.500%    07/01/2007       915,000

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             CHEMICALS - CONTINUED
$ 1,000,000  Lyondell Chemical Corp........        9.625%    05/01/2007  $    987,500
  1,000,000  Scotts Co. (The) (144A)(a)....        8.625%    01/15/2009       965,000
                                                                         ------------
                                                                            2,867,500

                                                                         ------------
             COMMERCIAL SERVICES - 3.1% 500,000 Affemetrix, Inc.

               Convertible.................        4.750%    02/15/2007       384,375
  1,000,000  Allied Waste North America,
               Inc.........................        7.875%    01/01/2009       857,500
    750,000  Avis Group Holdings, Inc......       11.000%    05/01/2009       785,625
  2,500,000  Iron Mountain, Inc............       10.125%    10/01/2006     2,512,500
    622,000  Unicco Service Co.............        9.875%    10/15/2007       597,120
                                                                         ------------
                                                                            5,137,120

                                                                         ------------
             COMMUNICATIONS - 4.8%
    500,000  Crown Castle Int'l. Corp......       10.750%    08/01/2011       497,518
  1,000,000  ICG Holdings, Inc.............   0%, 13.500% ++ 09/15/2005       972,500
    400,000  Logix Communications

               Enterprises.................       12.250%    06/15/2008       158,000
  1,500,000  McLeod USA, Inc...............        9.500%    11/01/2008     1,473,750
  2,000,000  Nextel Communications, Inc....   0%,  9.950% ++ 02/15/2008     1,475,000
    700,000  Nextel Communications, Inc.
               Convertible (144A)(a).......        5.250%    01/15/2010       710,500
  1,250,000  Sprint Spectrum L.P...........   0%, 12.500% ++ 08/15/2006     1,203,144
    500,000  Time Warner Telecom, LLC......        9.750%    07/15/2008       486,250
    900,000  Williams Communications Group,
               Inc.........................       10.875%    10/01/2009       884,250
                                                                         ------------
                                                                            7,860,912

                                                                         ------------
             COMPUTER SOFTWARE & PROCESSING - 2.4%
    600,000  Affiliated Computer Services,
               Inc. Convertible

               (144A)(a)...................        4.000%    03/15/2005       589,500
    400,000  Arbor Software Corp.
               Convertible (144A)(a).......        4.500%    03/15/2005       353,000
    250,000  Globix Corp...................       12.500%    02/01/2010       206,250
  1,000,000  Juniper Networks, Inc.
               Convertible.................        4.750%    03/15/2007     1,093,750
    350,000  Mercury Interactive Corp.
               Convertible (144A)(a).......        4.750%    07/01/2007       370,562
    600,000  Orbital Imaging Corp.
               (144A)(a)...................       11.625%    03/01/2005       277,500
    200,000  PSINet, Inc...................       11.500%    11/01/2008       189,000
    750,000  Verio Inc.....................       10.625%    11/15/2009       835,312
                                                                         ------------
                                                                            3,914,874

                                                                         ------------
             COMPUTERS & INFORMATION - 2.4% 1,500,000 National Data Corp.

               Convertible.................        5.000%    11/01/2003     1,245,000
  2,540,000  Solectron Corp Convertible....             +    05/08/2020     1,612,900
    400,000  Solectron Corp. Convertible...             +    01/27/2019       271,500
  1,200,000  Solectron Corp. Convertible
               (144A)(a)...................             +    01/27/2019       814,500
                                                                         ------------
                                                                            3,943,900

                                                                         ------------
             CONTAINERS & PACKAGING - 0.7%
    250,000  Fonda Group, Inc..............        9.500%    03/01/2007       200,000
  1,000,000  U.S. Can Corp.................       10.125%    10/15/2006     1,030,000
                                                                         ------------
                                                                            1,230,000

                                                                         ------------
             COSMETICS & PERSONAL CARE - 0.4%
    750,000  Chattem, Inc..................        8.875%    04/01/2008       603,750
                                                                         ------------
             ELECTRIC UTILITIES - 0.8%
     74,859  Midland Cogeneration Venture

               L.P.........................       10.330%    07/23/2002        76,644
  1,250,000  PP&L Resources, Inc...........        6.550%    03/01/2006     1,195,596
                                                                         ------------
                                                                            1,272,240

                                                                         ------------

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             ELECTRONICS - 1.8% $ 1,000,000 Cypress Semiconductor Corp.

               Convertible.................        4.000%    02/01/2005  $  1,151,250
    500,000  Cypress Semiconductor Corp....        3.750%    07/01/2005       481,250
    125,000  Lattice Semiconductor Corp.
               Convertible (144A)(a).......        4.750%    11/01/2006       225,000
    650,000  Sci Systems, Inc.
               Convertible.................        3.000%    03/15/2007       641,062
    500,000  Vitesse Semiconductor
               Convertible (144A)(a).......        4.000%    03/15/2005       465,000
                                                                         ------------
                                                                            2,963,562

                                                                         ------------
             ENERGY - 0.1%
  1,000,000  AEI Holding Co., Inc.
               (144A)(a)...................       10.500%    12/15/2005       205,000
                                                                         ------------
             ENTERTAINMENT & LEISURE - 2.0% 1,700,000 Harrah's Operating Co.,

               Inc.........................        7.500%    01/15/2009     1,579,169
    500,000  Loews Cineplex Entertainment
               Corp........................        8.875%    08/01/2008       237,500
  1,500,000  Mohegan Tribal Gaming.........        8.750%    01/01/2009     1,432,500
                                                                         ------------
                                                                            3,249,169

                                                                         ------------
             FINANCIAL SERVICES - 0.8%
  1,000,000  Accuride Corp.................        9.250%    02/01/2008       845,000
    500,000  Merrill Lynch & Co., Inc......        1.500%    12/15/2005       569,375
                                                                         ------------
                                                                            1,414,375

                                                                         ------------
             FOREST PRODUCTS & PAPER - 1.4%
  1,000,000  International Paper Co........        8.125%    07/08/2005     1,009,845
  1,250,000  Packaging Corp. of America....        9.625%    04/01/2009     1,246,875
                                                                         ------------
                                                                            2,256,720

                                                                         ------------
             HEALTH CARE PROVIDERS - 1.3%
  1,000,000  Leiner Health Products

               Group.......................        9.625%    07/01/2007       725,000
    500,000  Prime Medical Services,
               Inc.........................        8.750%    04/01/2008       417,500
  1,000,000  Tenet Healthcare Corp.........        8.625%    01/15/2007       960,000
                                                                         ------------
                                                                            2,102,500

                                                                         ------------
             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.7%
  1,000,000  D.R. Horton, Inc..............       10.000%    04/15/2006       992,500
  1,000,000  Lennar Corp...................        7.625%    03/01/2009       866,833
  1,000,000  MDC Holdings, Inc.............        8.375%    02/01/2008       890,000
                                                                         ------------
                                                                            2,749,333

                                                                         ------------
             LODGING - 1.1%
  1,000,000  Aztar Corporation.............        8.875%    05/15/2007       947,500
  1,000,000  Park Place Entertainment
               Corp........................        7.875%    12/15/2005       942,500
                                                                         ------------
                                                                            1,890,000

                                                                         ------------
             MEDIA - BROADCASTING & PUBLISHING - 4.2%
  1,000,000  Allbritton Communications

               Co..........................        9.750%    11/30/2007       965,000
    350,000  Capstar Broadcasting Corp.....        9.250%    07/01/2007       358,750
    200,000  Clear Channel Communications,
               Inc.........................        1.500%    12/01/2002       195,750
    500,000  Cumulus Media, Inc............       10.375%    07/01/2008       425,000
    450,000  EZ Communications, Inc........        9.750%    12/01/2005       474,887
  1,000,000  Fox Liberty Networks LLC......        8.875%    08/15/2007       997,500
    400,000  Gray Communications Systems,
               Inc.........................       10.625%    10/01/2006       400,000
  1,000,000  Interep National Radio Sales,
               Inc.........................       10.000%    07/01/2008       890,000
    425,000  K-III Communications Corp.....       10.250%    06/01/2004       427,125

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             MEDIA - CONTINUED
$ 1,591,000  Sinclair Broadcast Group,
               Inc.........................       10.000%    09/30/2005  $  1,527,360
    350,000  Young Broadcasting, Inc.......       11.750%    11/15/2004       357,875
                                                                         ------------
                                                                            7,019,247

                                                                         ------------
             MEDICAL SUPPLIES - 0.6%
  1,000,000  Fisher Scientific

               International, Inc..........        9.000%    02/01/2008       920,000
                                                                         ------------
             METALS - 0.8%
  1,000,000  Armco Inc.....................        9.000%    09/15/2007       947,500
    500,000  WCI Steel, Inc................       10.000%    12/01/2004       467,500
                                                                         ------------
                                                                            1,415,000

                                                                         ------------
             OIL & GAS - 4.7%
    750,000  Chesapeake Energy Corp........        9.625%    05/01/2005       731,250
    750,000  Cross Timbers Royalty Trust...        9.250%    04/01/2007       733,125
  2,000,000  Devon Energy Corp.
               Convertible.................        4.950%    08/15/2008     1,925,000
  1,000,000  HS Resources, Inc.............        9.875%    12/01/2003     1,002,500
    150,000  KCS Energy, Inc.(b)...........       11.000%    01/15/2003       143,250
  1,000,000  Kerr-McGee Corp.
               Convertible.................        5.250%    02/15/2010     1,156,250
    500,000  Parker Drilling Corp.
               Convertible.................        5.500%    08/01/2004       411,250
    500,000  Pogo Producing Co.............        8.750%    05/15/2007       475,000
    750,000  Swift Energy Co.
               Convertible.................        6.250%    11/15/2006       729,375
    500,000  Vintage Petroleum, Inc........        8.625%    02/01/2009       481,250
                                                                         ------------
                                                                            7,788,250

                                                                         ------------
             PHARMACEUTICALS - 1.6%
    750,000  Ivax Corp. Convertible........        5.500%    05/15/2007       970,312
  1,800,000  Roche Holdings, Inc.
               Convertible (144A)(a).......             +    01/19/2015     1,624,500
                                                                         ------------
                                                                            2,594,812

                                                                         ------------
             RETAILERS - 0.4% 250,000 Costco Wholesale Corp.

               Convertible.................             +    08/19/2017       207,188
    500,000  Costco Wholesale Corp.
               Convertible (144A)(a).......             +    08/19/2017       414,375
                                                                         ------------
                                                                              621,563

                                                                         ------------
             TELEPHONE SYSTEMS - 7.7%
    350,000  AMSC Acquisition Co., Inc.....       12.250%    04/01/2008       274,750
    400,000  Exodus Communications, Inc.
               Convertible (144A)(a).......        4.750%    07/15/2008       572,000
     25,000  Exodus Communications, Inc.
               (144A)(a)...................        4.750%    07/15/2008        35,750
    750,000  Exodus Communications, Inc.
               (144A)(a)...................       10.750%    12/15/2009       727,500
    750,000  Exodus Communications, Inc.
               Convertible (144A)(a).......       11.625%    07/15/2010       752,344
  1,000,000  Hyperion Telecommunications,
               Inc.........................       12.250%    09/01/2004     1,015,000
  1,000,000  Intermedia Communications of
               Florida, Inc................        9.500%    03/01/2009       955,000
  1,000,000  Level 3 Communications, Inc.
               (144A)(a)...................       11.000%    03/15/2008       995,000
    400,000  MasTec, Inc...................        7.750%    02/01/2008       370,000
  1,000,000  Metromedia Fiber Network,
               Inc.........................       10.000%    12/15/2009       990,000
  1,000,000  NEXTLINK Communications,
               Inc.........................       10.750%    11/15/2008       990,000
    250,000  Price Communications Wireless,
               Inc.........................        9.125%    12/15/2006       253,750
  1,000,000  Qwest Communications Int'l.,
               Inc.........................        7.500%    11/01/2008       972,051
  1,000,000  SBA Communications Corp.......   0%, 12.000% ++ 03/01/2008       710,000
  1,000,000  Triton PCS, Inc...............   0%, 11.000% ++ 05/01/2008       730,000
  2,000,000  United States Cellular Corp.
               Convertible.................             +    06/15/2015     1,195,000

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             TELEPHONE SYSTEMS - CONTINUED
$ 1,000,000  Viatel, Inc...................       11.250%    04/15/2008  $    745,000
    500,000  VoiceStream Wireless Corp.....       10.375%    11/15/2009       520,000
                                                                         ------------
                                                                           12,803,145

                                                                         ------------
             TEXTILES, CLOTHING & FABRICS - 0.3%
    500,000  Interface, Inc................        9.500%    11/15/2005       437,500
                                                                         ------------
             TRANSPORTATION - 0.4%
    600,000  Commscope, Inc. (144A)(a).....        4.000%    12/15/2006       654,000
                                                                         ------------

             U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 12.2%
 10,992,366  Government National Mortgage

               Association.................        8.000%    05/15/2030    11,128,000
  8,994,154  Government National Mortgage
               Association.................        8.000%    05/15/2030     9,105,133
                                                                         ------------
                                                                           20,233,133

                                                                         ------------
             U.S. TREASURY SECURITIES - 4.1%
  7,500,000  U.S. Treasury Note............        4.750%    11/15/2008     6,813,285
                                                                         ------------

             Total Domestic Bonds & Debt
               Securities (Cost

               $138,661,198)                                              131,797,054
                                                                         ------------

             FOREIGN BONDS & DEBT
               SECURITIES - 12.6%
             ARGENTINA - 0.6%
  1,000,000  Telefonica de Argentina S.A.
               (U.S.$) (144A)(a)...........        9.125%    05/07/2008       932,500
                                                                         ------------
             BERMUDA - 1.5%
  2,500,000  Elan Finance Corp. Convertible

               (U.S. $) (144A)(a)..........             +    12/14/2018     1,825,000
    750,000  Global Crossing Holdings Ltd.
               (U.S.$).....................        9.625%    05/15/2008       731,250
                                                                         ------------
                                                                            2,556,250

                                                                         ------------
             BRAZIL - 0.3%
    500,000  Globo Comunicacoes
               Participation (U.S.$)
               (144A)(a)...................       10.625%    12/05/2008       421,250
                                                                         ------------
             CANADA - 2.4% 1,000,000 Clearnet Communications, Inc.

               (Yankee)....................   0%, 10.125% ++ 05/01/2009       605,000
  1,500,000  Gulf Canada Resources Ltd.
               (Yankee)....................        8.375%    11/15/2005     1,492,500
  1,000,000  Rogers Cantel, Inc.
               (Yankee)....................        8.300%    10/01/2007       982,500
  1,000,000  Tembec Industries, Inc.
               (Yankee)....................        8.625%    06/30/2009       965,000
                                                                         ------------
                                                                            4,045,000

                                                                         ------------
             CHINA - 0.1% 250,000 Cathay International Ltd.

               (U.S.$) (144A)(a)...........       13.500%    04/15/2008       126,250
                                                                         ------------
             LUXEMBOURG - 0.5%
  1,000,000  Millicom International
               Cellular S.A. (Yankee)
               (144A)(a)...................   0%, 13.500% ++ 06/01/2006       855,000
                                                                         ------------
             MEXICO - 0.7% 500,000 Satelites Mexicanos S.A.

               (Yankee)....................       10.125%    11/01/2004       336,250
  1,000,000  TV Azteca S.A. (Yankee).......       10.500%    02/15/2007       900,000
                                                                         ------------
                                                                            1,236,250

                                                                         ------------
             NETHERLANDS - 2.8% 1,000,000 ASM Lithography Holding N.V.

               (U.S.$) (144A)(a)...........        4.250%    11/30/2004     1,337,500
    550,000  STMicroelectronics N.V.
               Convertible (U.S.$).........             +    09/22/2009       933,625
  2,700,000  United Pan-Europe
               Communications N.V.
               (Yankee)....................   0%, 12.500% ++ 08/01/2009     1,370,250
    500,000  United Pan-Europe
               Communications N.V.
               (Yankee)....................       11.250%    11/01/2009       442,500
    500,000  Versatel Telecom International
               N.V. (Yankee)...............       11.875%    07/15/2009       495,000
                                                                         ------------
                                                                            4,578,875

                                                                         ------------

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------
PAR                     SECURITY                                            VALUE
AMOUNT                DESCRIPTION                COUPON       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------

             SINGAPORE - 0.3%
$   525,000  Flextronics Int'l. Ltd.
               (U.S.$) (144A)(a)...........        9.875%    07/01/2010  $    531,562
                                                                         ------------
             SWITZERLAND - 1.3%
    500,000  Credit Suisse First Boston

               Convertible (Yankee)........        2.625%    04/20/2003       468,125
    600,000  Credit Suisse First Boston
               Convertible (Yankee)........        2.250%    03/16/2004       555,750
  2,000,000  Roche Holdings, Inc.
               Convertible

               (U.S.$)(144A)(a)............             +    04/20/2010     1,052,500
                                                                         ------------
                                                                            2,076,375

                                                                         ------------
             UNITED KINGDOM - 2.1%
    550,000  Diamond Cable Communication

               Plc (Yankee)................   0%, 10.750% ++ 02/15/2007       422,125
  1,000,000  Esprit Telecom Group Plc
               (Yankee)....................       10.875%    06/15/2008       685,000
  1,000,000  RSL Communications Plc
               (Yankee)....................       12.000%    11/01/2008       745,000
    750,000  Swiss Life Finance Ltd.
               (U.S.$) (144A)(a)...........        2.000%    05/20/2003       747,188
  1,500,000  Telewest Communications Plc

               (Yankee)....................   0%,  9.250% ++ 04/15/2009       813,750
                                                                         ------------
                                                                            3,413,063

                                                                         ------------

             Total Foreign Bonds & Debt
               Securities (Cost

               $21,733,785)                                                20,772,375
                                                                         ------------


-----------------------------------------------------------------------------
PAR/SHARE               SECURITY                                    VALUE
AMOUNT                DESCRIPTION                                  (NOTE 1)
-----------------------------------------------------------------------------

             COMMON AND PREFERRED STOCKS -
               2.8%
             BANKING - 0.1%

$    10,000  Coastal Finance, Inc.
               Preferred...................                      $    226,875
                                                                 ------------
             CHEMICALS - 0.4%
     15,000  Monsanto Co. Convertible

               Preferred...................                           678,750
                                                                 ------------
             ELECTRIC UTILITIES - 1.1%
     16,000  AES Trust VII Convertible

               Preferred (144A)(a)*........                           950,500
     20,000  TXU Corp. Convertible
               Preferred...................                           777,500
                                                                 ------------
                                                                       1,728,000

                                                                 ------------
             ELECTRONICS - 0.0%
         66  DecisionOne Corp(b)...........                                 1
                                                                 ------------
             FOREST PRODUCTS & PAPER - 0.2%
     10,000  Georgia-Pacific Group

               Convertible Preferred.......                           320,000
                                                                 ------------
             HEAVY MACHINERY - 0.1%
     10,000  Ingersoll-Rand Co. Convertible

               Preferred...................                           203,750
                                                                 ------------
             INSURANCE - 0.3% 25,000 AmerUs Life Holdings, Inc.

               Convertible Preferred.......                           539,062
                                                                 ------------
             MEDIA - BROADCASTING & PUBLISHING - 0.5% 10,000 Cox  Communication,
     Inc.

               Preferred...................                           614,375
      8,500  Sinclair Broadcast Group, Inc.
               Convertible Preferred.......                           263,500
                                                                 ------------
                                                                         877,875

                                                                 ------------
             TELEPHONE SYSTEMS - 0.1%
      1,533  Intermedia Communications,
               Inc.*.......................                            45,607
      2,015  Viatel, Inc. Convertible
               Preferred*..................                            57,553
                                                                 ------------
                                                                         103,160

                                                                 ------------

             Total Common and Preferred

               Stocks (Cost $5,605,088)                             4,677,473
                                                                 ------------

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------
PAR/SHARE               SECURITY                                    VALUE
AMOUNT                DESCRIPTION                                  (NOTE 1)
-----------------------------------------------------------------------------

             WARRANTS - 0.1%
             COMMUNICATIONS - 0.1%
$       522  NTL, Inc. (expiring
               10/14/08)*..................                      $     33,995
        450  Splitrock Services, Inc.
               (expiring 07/15/08)*........                            83,925
                                                                 ------------
                                                                         117,920

                                                                 ------------
             COMPUTER SOFTWARE & PROCESSING - 0.0% 600 Orbital Imaging Corp.

               (expiring 03/01/05)
               (144A)(a)*..................                            12,075
                                                                 ------------
             MEDICAL SUPPLIES - 0.0% 250 Urohealth Systems, Inc.

               (expiring 04/10/04)
               (144a)(a)*..................                                 3
                                                                 ------------
             TELEPHONE SYSTEMS - 0.0%
        350  Motient Corporation (expiring

               01/01/08) (144A)(a)*........                            14,044
                                                                 ------------

             Total Warrants (Cost $7,898)                             144,042
                                                                 ------------
-----------------------------------------------------------------------------
PAR                     SECURITY                                    VALUE
AMOUNT                DESCRIPTION                                  (NOTE 1)
-----------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS - 5.2%
$   705,561  American Express Centurion
               Bank, 6.65%, due

               07/10/00(c).................                      $    705,561
    924,894  Bank of America, 6.67%, due

               03/22/01(c).................                           924,894
    352,785  Royal Bank of Scotland, 6.85%,
               due 07/05/00(c).............                           352,785
  1,411,132  American Express Centurion
               Bank, 7%, due 07/07/00(c)...                         1,411,132
    352,786  First Union National Bank,
               6.9%, due 05/09/01(c).......                           352,786
  1,265,609  Fleet National Bank, 7.125%,
               due 10/31/00(c).............                         1,265,609
    705,562  Goldman Sachs, 6.64875%, due
               08/17/00(c).................                           705,562
    705,565  Janus Money Market Fund(c)....                           705,565
  1,454,199  Merrimac Cash Fund-Premium

               Class(c)....................                         1,454,199
    705,563  BNP Paribas, 6.75%, due
               07/05/00(c).................                           705,563
                                                                 ------------

             Total Short-Term Investments

               (Cost $8,583,656)                                    8,583,656
                                                                 ------------


            TOTAL INVESTMENTS - 100.5%
            (Cost $174,591,625)                                   165,974,600

            Other Assets and Liabilities (net) -
            (0.5%)                                                   (809,066)
                                                                -------------

            TOTAL NET ASSETS - 100.0%                           $ 165,165,534
                                                                =============

           PORTFOLIO FOOTNOTES:

 (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 (b)  Security is in Bankruptcy or is in default.

 * Non-income producing security.

 (c) Represents investment of collateral received from securities lending transactions.

 +    Zero coupon bond

 ++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

 Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

                        See notes to financial statements

Cova Series Trust
Bond Debenture Portfolio

PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
JUNE 30, 2000
--------------------------------------------------------------------------------

The following table summarizes the portfolio composition of long-term debt holdings at June 30, 2000, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.


PORTFOLIO COMPOSITION BY CREDIT QUALITY
-------------------------------------------------------------------------------
RATINGS                                                    % OF PORTFOLIO

U.S. Gov't and Agency Obligations                              16.3%
AA                                                              2.0
A                                                               2.2
BBB                                                            13.7
BB                                                             15.8
B                                                              39.3
CCC                                                             1.8
NR                                                              8.9
                                                              -----
                                                                          100.0%

                                                              =====

Note: NR = Not Rated


                        See notes to financial statements

Cova Series Trust

Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.0%
AIRLINES - 0.9%
AMR Corp.*........................................................................ 13,600  $   359,550
                                                                                           -----------
AUTOMOTIVE - 0.9%
Genuine Parts Co.................................................................. 18,500      370,000
                                                                                           -----------
BEVERAGES, FOOD & TOBACCO - 9.8%
Archer-Daniels-Midland Co......................................................... 39,200      384,650
Corn Products International, Inc.................................................. 24,000      636,000
Dean Foods Co..................................................................... 19,700      624,244
Del Monte Foods Co.*.............................................................. 20,500      139,656
IBP, Inc.......................................................................... 38,100      588,169
Smithfield Foods, Inc.*........................................................... 20,600      578,087
Universal Foods Corp.............................................................. 46,800      865,800
                                                                                           -----------
                                                                                             3,816,606

                                                                                           -----------
CHEMICALS - 4.9%
Crompton Corp..................................................................... 65,300      799,925
IMC Global, Inc................................................................... 56,600      735,800
Potash Corporation of Saskatchewan, Inc............................................ 7,100      391,831
                                                                                           -----------
                                                                                             1,927,556

                                                                                           -----------
CONTAINERS & PACKAGING - 5.5%
American National Can Group, Inc.................................................. 36,300      612,562
Ball Corp......................................................................... 25,500      820,781
Pactiv Corporation*............................................................... 88,600      697,725
                                                                                           -----------
                                                                                             2,131,068

                                                                                           -----------
ELECTRIC UTILITIES - 11.5%
Constellation Energy Group, Inc................................................... 10,100      328,881
FirstEnergy Corp.................................................................. 32,300      755,012
IPALCO Enterprises, Inc........................................................... 31,100      625,887
Niagara Mohawk Holdings, Inc.*.................................................... 47,500      662,031
Northeast Utilities............................................................... 30,900      672,075
Reliant Energy, Inc............................................................... 20,100      594,206
Scana Corp........................................................................ 12,038      290,417
TECO Energy, Inc.................................................................. 28,800      577,800
                                                                                           -----------
                                                                                             4,506,309

                                                                                           -----------
FINANCIAL SERVICES - 1.6%
CIT Group, Inc. (The)............................................................. 38,400      624,000
                                                                                           -----------
FOOD RETAILERS - 1.0%
Delhaize America, Inc............................................................. 21,300      376,744
                                                                                           -----------
HEALTH CARE PROVIDERS - 7.7%
Caremark Rx, Inc.*............................................................... 203,900    1,389,069
Oxford Health Plans, Inc.*........................................................ 50,300    1,197,769
Trigon Healthcare, Inc.*........................................................... 8,300      427,969
                                                                                           -----------
                                                                                             3,014,807

                                                                                           -----------
HOUSEHOLD PRODUCTS - 2.0%
Snap-On, Inc...................................................................... 29,700      790,762
                                                                                           -----------
INSURANCE - 7.2%
Ace Ltd........................................................................... 20,500      574,000
PartnerRe Ltd..................................................................... 14,900      528,019
Transatlantic Holdings, Inc........................................................ 7,900      661,625
XL Capital Ltd.................................................................... 19,300    1,044,612
                                                                                           -----------
                                                                                             2,808,256

                                                                                           -----------
MEDICAL SUPPLIES - 9.6%
Acuson Corp.*..................................................................... 57,200      772,200
Boston Scientific Corp.*.......................................................... 30,700      673,481
St. Jude Medical, Inc.*........................................................... 28,000    1,284,500
Varian Medical Systems, Inc.*..................................................... 25,500      997,688
                                                                                           -----------
                                                                                             3,727,869

                                                                                           -----------
OIL & GAS - 22.0%
Amerada Hess Corp.................................................................. 8,800      543,400
Dynegy, Inc....................................................................... 16,092    1,099,285
Eastern Enterprises............................................................... 10,900      686,700
------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------------

OIL & GAS - CONTINUED
ENSCO International, Inc.......................................................... 18,800  $   673,275
EOG Resources, Inc................................................................ 38,500    1,289,750
Kerr-Mcgee Corp................................................................... 17,000    1,001,938
R&B Falcon Corp.*................................................................. 47,600    1,121,575
Santa Fe Snyder Corp.*............................................................ 89,800    1,021,475
Southwest Gas Corp................................................................ 30,400      532,000
Valero Energy Corp................................................................ 19,200      609,600
                                                                                           -----------
                                                                                             8,578,998

                                                                                           -----------
REAL ESTATE - 2.1%
Healthcare Realty Trust, Inc. (REIT).............................................. 47,855      816,526
                                                                                           -----------
RESTAURANTS - 3.1%
CBRL Group, Inc................................................................... 82,600    1,213,188
                                                                                           -----------
RETAILERS - 4.3%
Consolidated Stores Corp.*........................................................ 70,700      848,400
J.C. Penney Co., Inc.............................................................. 44,100      813,094
                                                                                           -----------
                                                                                             1,661,494

                                                                                           -----------
TEXTILES, CLOTHING & FABRICS - 1.9%
Polymer Group, Inc................................................................ 74,400      688,200
V.F. Corp.......................................................................... 2,300       54,769
                                                                                           -----------
                                                                                               742,969

                                                                                           -----------

Total Common Stocks (Cost $34,382,915)                                                      37,466,702
                                                                                           -----------


--------------------------------------------------------------
PAR                      SECURITY                     VALUE
AMOUNT                 DESCRIPTION                  (NOTE 1)
--------------------------------------------------------------

         SHORT-TERM INVESTMENTS - 0.6%
$19,836  American Express Centurion Bank, 6.65%,
           due 07/10/00(a).......................  $    19,836
 19,836  Bank of America, 6.67%, due
           03/22/01(a)...........................       19,836
  9,918  Royal Bank of Scotland, 6.85%, due
           07/05/00(a)...........................        9,918
 39,672  American Express Centurion Bank 7%,
           due 07/07/00(a).......................       39,672
  9,918  First Union National Bank, 6.9%,
           due 05/09/01(a).......................        9,918
 24,880  Fleet National Bank, 7.125%, due
           10/31/00(a)...........................       24,880
 19,836  Goldman Sachs, 6.64875%, 08/17/00(a)....       19,836
 19,836  Janus Money Market Fund(a)..............       19,836
 57,752  Merrimac Cash Fund-Premium Class(a).....       57,752
 19,836  BNP Paribas, 6.75%, due 07/05/00(a).....       19,836
                                                   -----------

         Total Short-Term Investments

         (Cost $241,320)                               241,320
                                                   -----------


TOTAL INVESTMENTS - 96.6%
(Cost $34,624,235)                                  37,708,022

Other Assets and Liabilities (net) -
3.4%                                                 1,335,031
                                                  -------------

TOTAL NET ASSETS - 100.0%                        $  39,043,053
                                                  =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Represents investment of collateral received from securities lending transactions.

 REIT - Real Estate Investment Trust

                        See notes to financial statements

Cova Series Trust Large Cap Research Portfolio PORTFOLIO OF INVESTMENTS JUNE 30, 2000 (UNAUDITED) (PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 2.0%
Boeing Co........................................................................ 19,300  $   806,981
                                                                                          -----------
AUTOMOTIVE - 1.9%
Ford Motor Co..................................................................... 5,700      245,100
General Motors Corp............................................................... 8,440      490,047
Visteon Corp.*...................................................................... 746        9,049
                                                                                          -----------
                                                                                              744,196

                                                                                          -----------
BANKING - 9.5%
Bank One Corp.................................................................... 13,100      347,969
Chase Manhattan Corp............................................................. 11,925      549,295
First Tennessee National Corp.................................................... 30,300      501,844
Fleet Boston Financial Corp...................................................... 13,495      458,830
M&T Bank Corp..................................................................... 1,800      810,000
Mellon Financial Corp............................................................ 17,800      648,587
Wells Fargo Co................................................................... 12,650      490,187
                                                                                          -----------
                                                                                            3,806,712

                                                                                          -----------
BEVERAGES, FOOD & TOBACCO - 3.0%
Archer-Daniels-Midland Co........................................................ 36,600      359,137
HJ Heinz Co...................................................................... 19,100      835,625
                                                                                          -----------
                                                                                            1,194,762

                                                                                          -----------
COMMUNICATIONS - 1.0%
Lucent Technologies, Inc.......................................................... 6,900      408,825
                                                                                          -----------
COMPUTER SOFTWARE & PROCESSING - 7.5%
BMC Software, Inc.*............................................................... 6,400      233,500
Cadence Design Systems, Inc.*.................................................... 30,900      629,587
Ceridian Corp.*.................................................................. 31,800      765,187
Computer Sciences Corp.*.......................................................... 5,500      410,781
Electronics for Imaging, Inc.*.................................................... 7,700      194,906
First Data Corp.................................................................. 15,800      784,075
                                                                                          -----------
                                                                                            3,018,036

                                                                                          -----------
COMPUTERS & INFORMATION - 4.1%
Apple Computer, Inc.*............................................................. 7,800      408,525
Compaq Computer Corp............................................................. 28,600      731,087
Solectron Corp.*................................................................. 12,500      523,438
                                                                                          -----------
                                                                                            1,663,050

                                                                                          -----------
ELECTRIC UTILITIES - 8.1%
CP&L, Energy Inc.................................................................. 9,520      304,045
Dominion Resources, Inc.......................................................... 13,600      583,100
Duke Energy Corp................................................................. 16,900      952,738
FPL Group, Inc................................................................... 13,350      660,825
Unicom Corp...................................................................... 19,700      762,144
                                                                                          -----------
                                                                                            3,262,852

                                                                                          -----------
ELECTRONICS - 0.7%
General Motors Corp. - Class H*................................................... 1,128       98,982
Motorola, Inc..................................................................... 6,600      191,813
                                                                                          -----------
                                                                                              290,795

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - 2.4%
Knight Trading Group, Inc.*....................................................... 7,200  $   214,650
Morgan Stanley Dean Witter & Co................................................... 9,200      765,900
                                                                                          -----------
                                                                                              980,550

                                                                                          -----------
FOOD RETAILERS - 1.2%
Safeway, Inc.*................................................................... 10,800      487,350
                                                                                          -----------
FOREST PRODUCTS & PAPER - 4.2%
Bowater, Inc..................................................................... 11,600      511,850
International Paper Co........................................................... 16,100      479,981
Packaging Corp. of America*...................................................... 69,500      703,688
                                                                                          -----------
                                                                                            1,695,519

                                                                                          -----------
HEALTH CARE PROVIDERS - 1.8%
HCA-The Healthcare Corp.......................................................... 23,400      710,775
                                                                                          -----------
HEAVY MACHINERY - 5.7%
Baker Hughes, Inc................................................................ 19,900      636,800
Deere & Co....................................................................... 19,600      725,200
Eaton Corp........................................................................ 8,800      589,600
Pall Corp........................................................................ 17,900      331,150
                                                                                          -----------
                                                                                            2,282,750

                                                                                          -----------
INDUSTRIAL - DIVERSIFIED - 1.8%
Honeywell International Inc....................................................... 6,700      225,706
Minnesota Mining & Manufacturing Co. (3M)......................................... 6,000      495,000
                                                                                          -----------
                                                                                              720,706

                                                                                          -----------
INSURANCE - 7.6%
Ace Ltd.......................................................................... 35,400      991,200
American General Corp............................................................. 9,450      576,450
Aon Corp......................................................................... 19,400      602,613
Cigna Corp........................................................................ 2,300      215,050
UnitedHealth Group, Inc........................................................... 7,800      668,850
                                                                                          -----------
                                                                                            3,054,163

                                                                                          -----------
MEDIA - BROADCASTING & PUBLISHING - 3.7%
Dow Jones & Co., Inc.............................................................. 7,900      578,675
Time Warner, Inc.................................................................. 5,300      402,800
Viacom Inc - Class B*............................................................. 7,670      522,998
                                                                                          -----------
                                                                                            1,504,473

                                                                                          -----------
METALS - 1.2%
Alcoa, Inc....................................................................... 16,600      481,400
                                                                                          -----------
OFFICE EQUIPMENT - 1.2%
Harris Corp., Inc................................................................. 9,700      317,675
Xerox Corp........................................................................ 7,400      153,550
                                                                                          -----------
                                                                                              471,225

                                                                                          -----------
OIL & GAS - 12.9%
BP Amoco Plc (ADR)............................................................... 10,220      578,069
Coastal Corp..................................................................... 12,720      774,330
Exxon Mobil Corp................................................................. 24,420    1,916,970
Schlumberger Ltd.................................................................. 9,600      716,400
Tosco Corp....................................................................... 12,600      356,738

                        See notes to financial statements

Cova Series Trust Large Cap Research Portfolio PORTFOLIO OF INVESTMENTS - CONTINUED JUNE 30, 2000 (UNAUDITED) (PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

OIL & GAS - CONTINUED
Total S.A. (ADR).................................................................. 5,100  $   391,744
Transocean Sedco Forex, Inc....................................................... 8,187      437,493
                                                                                          -----------
                                                                                            5,171,744

                                                                                          -----------
PHARMACEUTICALS - 4.4%
Alza Corp.*....................................................................... 7,800      461,175
American Home Products Corp...................................................... 12,100      710,875
Pharmacia Corp................................................................... 11,662      602,780
                                                                                          -----------
                                                                                            1,774,830

                                                                                          -----------
RETAILERS - 2.7%
Consolidated Stores Corp.*....................................................... 42,200      506,400
Federated Department Stores, Inc.*............................................... 17,000      573,750
                                                                                          -----------
                                                                                            1,080,150

                                                                                          -----------
TELEPHONE SYSTEMS - 3.7%
Alltel Corp....................................................................... 6,500      402,594
AT&T Corp........................................................................ 16,350      517,069
Bell Atlantic Corp............................................................... 11,400      579,263
                                                                                          -----------
                                                                                            1,498,926

                                                                                          -----------
TRANSPORTATION - 1.4%
United Parcel Service, Inc. - Class B............................................. 9,300      548,700
                                                                                          -----------
Total Common Stocks (Cost $37,101,203)                                                     37,659,470
                                                                                          -----------


------------------------------------------------------------------
PAR                          SECURITY                     VALUE
AMOUNT                     DESCRIPTION                  (NOTE 1)
------------------------------------------------------------------

             SHORT-TERM INVESTMENTS - 9.9%
$   327,014  American Express Centurion Bank, 6.65%,
               due 07/10/00(a).......................  $   327,014
    327,014  Bank of America, 6.67%,
               due 03/22/01(a).......................      327,014
    163,507  Royal Bank of Scotland, 6.85%,
               due 07/05/00(a).......................      163,507
    654,027  American Express Centurion Bank, 7%,
               due 07/07/00(a).......................      654,027
    163,507  First Union National Bank, 6.9%,
               due 05/09/01(a).......................      163,507
    410,149  Fleet National Bank, 7.125%,
               due 10/31/00(a).......................      410,149
    327,014  Goldman Sachs, 6.64875%,
               due 08/17/00(a).......................      327,014
    327,014  Janus Money Market Fund(a)..............      327,014
    952,076  Merrimac Cash Fund-Premium Class(a).....      952,076
    327,014  BNP Paribas, 6.75%,
               due 07/05/00(a).......................      327,014
                                                       -----------

             Total Short-Term Investments

             (Cost $3,978,336)                           3,978,336
                                                       -----------


TOTAL INVESTMENTS - 103.6%
(Cost $41,079,540)                                      41,637,806

Other Assets and Liabilities (net) -
(3.6%)                                                  (1,442,195)
                                                      -------------

TOTAL NET ASSETS - 100.0%                            $  40,195,611
                                                     =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Represents investment of collateral received from securities lending transactions.

 ADR - American Depositary Receipt

                        See notes to financial statements

Cova Series Trust

Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.3%
AEROSPACE & DEFENSE - 0.9%
Orbital Sciences Corp.*.......................................................... 30,700  $   374,156
                                                                                          -----------
AIRLINES - 1.3%
Frontier Airlines, Inc.*......................................................... 13,700      196,081
Skywest, Inc...................................................................... 8,900      329,856
                                                                                          -----------
                                                                                              525,937

                                                                                          -----------
APPAREL RETAILERS - 2.8%
AnnTaylor Stores Corp.*.......................................................... 16,400      543,250
Children's Place Retail Stores, Inc.*............................................ 13,500      276,750
Pacific Sunwear of California, Inc.*............................................. 17,550      329,062
                                                                                          -----------
                                                                                            1,149,062

                                                                                          -----------
BEVERAGES, FOOD & TOBACCO - 0.7%
Horizon Organic Holding Corp.*.................................................... 6,000       63,750
Smithfield Foods, Inc.*........................................................... 5,500      154,344
Twinlab Corp.*.................................................................... 8,500       54,187
                                                                                          -----------
                                                                                              272,281

                                                                                          -----------
BUILDING MATERIALS - 0.6%
Elcor Corp........................................................................ 9,900      227,700
                                                                                          -----------
CHEMICALS - 1.9%
H.B. Fuller Co.................................................................... 2,400      109,350
OM Group, Inc.................................................................... 15,500      682,000
                                                                                          -----------
                                                                                              791,350

                                                                                          -----------
COMMERCIAL SERVICES - 13.7%
Aegis Communications Group, Inc.*................................................ 41,800       42,218
Butler International, Inc.*....................................................... 6,250       53,125
CDI Corp.*........................................................................ 3,700       75,387
Core Laboratories N.V. (ADR)*.................................................... 19,000      551,000
Cornell Corrections, Inc.*....................................................... 10,100       80,800
Corporate Executive Board Co.*.................................................... 8,900      532,887
Diamond Technology Partners, Inc.*................................................ 5,650      497,200
Etinuum, Inc.*.................................................................... 4,800       27,000
First Consulting Group, Inc.*..................................................... 5,800       32,262
G & K Services, Inc.............................................................. 12,600      315,787
ICOS Corp.*....................................................................... 9,500      418,000
Iron Mountain, Inc.*............................................................. 14,800      503,200
Labor Ready, Inc.*................................................................ 8,700       57,638
MarchFirst, Inc.*................................................................. 9,012      164,469
Maxim Pharmaceuticals, Inc.*...................................................... 3,100      159,262
Memberworks, Inc.*................................................................ 6,600      221,925
Modis Professional Services, Inc.*............................................... 10,300       91,412
NCO Group, Inc.*.................................................................. 6,200      143,375
On Assignment, Inc.*.............................................................. 8,900      271,450
Pharmaceutical Product Development, Inc.*......................................... 2,900       60,900
Steiner Leisure Ltd.*............................................................ 10,200      230,775
Student Advantage, Inc.*......................................................... 30,100      220,106
TeleTech Holdings, Inc.*......................................................... 27,500      854,219
                                                                                          -----------
                                                                                            5,604,397

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMMUNICATIONS - 7.4%
ADC Telecommunications, Inc.*..................................................... 1,548  $   129,838
Cable Design Technologies Corp.*.................................................. 8,000      268,000
Comtech Telecommunications Corp.*................................................. 7,800      128,700
Netro Corp.*...................................................................... 1,900      109,012
Plantronics, Inc.*............................................................... 15,200    1,755,600
Sawtek, Inc.*.................................................................... 10,900      627,431
                                                                                          -----------
                                                                                            3,018,581

                                                                                          -----------
COMPUTER SOFTWARE & PROCESSING - 16.4%
3DO Co. (The)*.................................................................... 9,700       76,085
Activision, Inc.*................................................................. 9,200       59,800
Acxiom Corp.*.................................................................... 18,200      495,950
Cambridge Technology Partners, Inc.*............................................. 38,600      336,546
CheckFree Holdings Corp.*......................................................... 4,500      232,031
CIBER, Inc.*...................................................................... 8,900      117,925
Corillian Corp*................................................................... 3,400       56,525
CyberSource Corp.*................................................................ 6,500       89,781
Dendrite International, Inc.*..................................................... 6,700      223,194
eCollege.com Inc.*............................................................... 10,800       47,250
eLoyalty Corp.*................................................................... 4,500       57,375
eMerge Interactive, Inc. - Class A*............................................... 6,600      118,387
ePresence, Inc.*.................................................................. 2,500       18,203
Exchange Applications, Inc.*...................................................... 6,200      165,075
iGate Capital Corp.*............................................................. 18,700      257,125
IMRglobal Corp.*.................................................................. 4,900       64,006
InfoCure Corp.*................................................................... 7,000       39,375
Jupiter Communications, Inc.*..................................................... 5,400      124,200
Landmark Systems Corp.*........................................................... 9,800       58,800
Lionbridge Technologies, Inc.*.................................................... 8,000       78,000
Manhattan Associates, Inc.*....................................................... 6,100      152,500
Manugistics Group, Inc.*.......................................................... 4,200      196,350
Multex.com, Inc.*................................................................. 6,200      156,162
National Computer Systems, Inc................................................... 10,900      536,825
National Instruments Corp.*....................................................... 6,250      272,656
Netopia, Inc.*.................................................................... 3,300      132,825
Optio Software, Inc.*............................................................. 5,600       33,513
Pegasus Systems, Inc.*........................................................... 15,850      172,369
Phoenix Technologies Ltd.*........................................................ 7,900      128,869
Primus Knowledge Solutions, Inc.*................................................. 2,400      108,000
Project Software & Development, Inc.*............................................. 4,500       81,000
Proxicom, Inc.*................................................................... 2,200      105,325
RadiSys Corp.*................................................................... 13,900      788,825
Ravisent Technologies, Inc.*...................................................... 6,600       46,612
Renaissance Worldwide, Inc.*..................................................... 19,000       29,687
Rudolph Technologies, Inc.*....................................................... 1,300       50,375
S1 Corp.*........................................................................ 15,300      356,681
Switchboard Inc.*................................................................. 7,500       75,000
Sykes Enterprises, Inc.*......................................................... 15,600      200,850
Technology Solutions Co.*......................................................... 9,500       58,781
THQ, Inc.*........................................................................ 7,550       92,016

                        See notes to financial statements

Cova Series Trust
Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - CONTINUED
Verio Inc.*....................................................................... 3,900  $   148,200
Vicinity Corp.*................................................................... 2,400       47,100
                                                                                          -----------
                                                                                            6,686,154

                                                                                          -----------
COMPUTERS & INFORMATION - 5.3%
Advanced Digital Information Corp.*.............................................. 27,000      430,312
Analogic Corp..................................................................... 5,100      204,000
Cyberian Outpost, Inc.*........................................................... 9,800       47,162
Fvc.com, Inc.*.................................................................... 8,600       66,650
InFocus Corp.*.................................................................... 7,400      238,187
Insight Enterprises, Inc.*........................................................ 8,600      510,087
MICROS Systems, Inc.*............................................................ 10,500      194,906
MicroTouch Systems, Inc.*......................................................... 7,400       63,825
ScanSoft, Inc.*.................................................................. 15,428       43,391
Xircom, Inc.*..................................................................... 7,400      351,500
                                                                                          -----------
                                                                                            2,150,020

                                                                                          -----------
ELECTRIC UTILITIES - 0.3%
Independent Energy Holdings Plc (ADR)*........................................... 12,400      103,075
                                                                                          -----------
ELECTRICAL EQUIPMENT - 1.8%
Ampex Corp.*..................................................................... 27,100       45,731
Moog, Inc. - Class A*............................................................. 3,800      100,225
Technitrol, Inc................................................................... 5,400      523,125
Universal Electronics Inc.*....................................................... 2,800       68,775
                                                                                          -----------
                                                                                              737,856

                                                                                          -----------
ELECTRONICS - 5.2%
American Xtal Technology, Inc.*................................................... 3,000      129,750
Artesyn Technologies, Inc.*...................................................... 10,400      289,250
CellStar Corp.*.................................................................. 45,500      126,549
Dionex Corp.*..................................................................... 2,200       58,850
EMS Technologies, Inc.*........................................................... 7,600      136,800
Helix Technology Corp............................................................. 1,500       58,500
Lecroy Corp.*..................................................................... 7,900       78,012
NVIDIA Corp.*..................................................................... 9,000      572,062
Pioneer-Standard Electronics, Inc................................................. 3,600       53,100
SLI, Inc......................................................................... 17,000      206,125
Three-Five Systems, Inc.*......................................................... 6,850      404,150
                                                                                          -----------
                                                                                            2,113,148

                                                                                          -----------
ENTERTAINMENT & LEISURE - 0.9%
Bally Total Fitness Holdings Corp.*............................................... 6,900      175,087
Championship Auto Racing Teams, Inc.*............................................. 6,900      175,950
Cinar Corp.(a)*................................................................... 6,300       33,579
                                                                                          -----------
                                                                                              384,616

                                                                                          -----------
FINANCIAL SERVICES - 0.3%
Federal Agricultural Mortgage Corp.*.............................................. 9,400      136,888
                                                                                          -----------
FOOD RETAILERS - 1.4%
Whole Foods Market, Inc.*........................................................ 11,100      458,569
Wild Oats Markets, Inc.*.......................................................... 8,250      103,641
                                                                                          -----------
                                                                                              562,210

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS - 1.5%
Apria Healthcare Group Inc.*..................................................... 16,500  $   202,125
Healthcare Services Group, Inc.*................................................. 11,750       52,875
Hooper Holmes, Inc............................................................... 27,700      221,600
Matria Healthcare, Inc.*......................................................... 30,000      137,814
                                                                                          -----------
                                                                                              614,414

                                                                                          -----------
HEAVY CONSTRUCTION - 0.3%
McGrath Rentcorp.................................................................. 6,200      105,400
                                                                                          -----------
HEAVY MACHINERY - 0.7%
Flow International Corp.*......................................................... 9,100       91,000
Semitool, Inc.*.................................................................. 10,200      176,588
                                                                                          -----------
                                                                                              267,588

                                                                                          -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.3%
Crossmann Communities, Inc.*...................................................... 8,400      138,600
                                                                                          -----------
INDUSTRIAL - DIVERSIFIED - 0.1%
Identix, Inc.*.................................................................... 3,800       59,613
                                                                                          -----------
INSURANCE - 0.5%
Advance Paradigm, Inc.*.......................................................... 10,300      211,150
                                                                                          -----------
MEDIA - BROADCASTING & PUBLISHING - 0.5%
NBC Internet, Inc. - Class A*....................................................... 300        3,750
Regent Communications, Inc.*..................................................... 14,800      127,188
Salem Communications Corp. - Class A*............................................. 8,900       82,604
                                                                                          -----------
                                                                                              213,542

                                                                                          -----------
MEDICAL BIO - TECHNOLOGY - 0.2%
MedQuist, Inc.*................................................................... 2,123       72,175
                                                                                          -----------
MEDICAL SUPPLIES - 6.1%
Armor Holdings, Inc.*............................................................ 17,800      231,400
Arrow International, Inc......................................................... 10,000      335,000
ATS Medical, Inc.*............................................................... 18,100      264,713
Coherent, Inc.*................................................................... 9,100      763,263
Hanger Orthopedic Group, Inc.*................................................... 13,800       68,138
Ionics, Inc.*..................................................................... 5,200      159,250
Meade Instruments Corp.*.......................................................... 5,800      145,725
Orthofix International N.V.*...................................................... 9,900      176,963
SonoSite, Inc.*................................................................... 6,600      190,163
Theragenics Corp.*............................................................... 15,000      128,438
Therma-Wave Inc.*................................................................. 1,500       33,469
                                                                                          -----------
                                                                                            2,496,522

                                                                                          -----------
METALS - 1.7%
Matthews International Corp....................................................... 6,600      191,400
Stillwater Mining Co.*........................................................... 18,200      507,325
                                                                                          -----------
                                                                                              698,725

                                                                                          -----------
OIL & GAS - 4.9%
Evergreen Resources, Inc.*....................................................... 10,500      311,063
Exco Resources Inc.*.............................................................. 7,400       74,000
Louis Dreyfus Natural Gas Corp.*................................................. 14,400      450,900
Seitel, Inc.*..................................................................... 9,600       78,000
Stone Energy Corp.*............................................................... 6,000      358,500

                        See notes to financial statements

Cova Series Trust
Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

OIL & GAS - CONTINUED
Superior Energy Services, Inc.*.................................................. 12,100  $   125,538
TransMontaigne Oil Co.*.......................................................... 20,200      123,725
Vintage Petroleum, Inc........................................................... 20,900      471,556
                                                                                          -----------
                                                                                            1,993,282

                                                                                          -----------
PHARMACEUTICALS - 3.2%
Albany Molecular Research, Inc.*.................................................. 3,500      190,531
Barr Laboratories, Inc.*.......................................................... 3,750      168,047
Corixa Corp.*..................................................................... 7,100      304,856
ILEX Oncology, Inc.*.............................................................. 3,700      130,425
Kos Pharmaceuticals, Inc.*........................................................ 3,800       61,038
Noven Pharmaceuticals, Inc*....................................................... 4,300      129,269
PathoGenesis Corp.*.............................................................. 11,700      304,200
                                                                                          -----------
                                                                                            1,288,366

                                                                                          -----------
REAL ESTATE - 0.4%
Catellus Development Corp.*....................................................... 4,200       63,000
Healthcare Realty Trust, Inc. (REIT).............................................. 4,700       80,194
                                                                                          -----------
                                                                                              143,194

                                                                                          -----------
RESTAURANTS - 0.6%
CEC Entertainment Inc.*........................................................... 4,500      115,313
P.F. Chang's China Bistro*........................................................ 4,500      143,719
                                                                                          -----------
                                                                                              259,032

                                                                                          -----------
RETAILERS - 2.9%
Alloy Online, Inc.*............................................................... 9,700      109,125
Ames Department Stores, Inc.*..................................................... 8,000       62,000
Cost Plus, Inc.*.................................................................. 4,350      124,791
Fatbrain.com Inc.*................................................................ 8,300       54,729
iGo Corp.*....................................................................... 10,300       39,913
MSC Industrial Direct Co., Inc.*................................................. 18,500      387,344
Tuesday Morning Corp.*............................................................ 6,300       66,150
ValueVision International, Inc. - Class A*....................................... 12,200      292,800
Zany Brainy, Inc.*............................................................... 16,600       43,575
                                                                                          -----------
                                                                                            1,180,427

                                                                                          -----------
TELEPHONE SYSTEMS - 2.9%
Boston Communications Group, Inc.*................................................ 9,300      130,200
Clearnet Communications Inc.*.................................................... 13,000      360,953
GST Telecommunications, Inc.(a)*.................................................. 8,900        3,894
Lightbridge, Inc.*................................................................ 7,400      176,675
MGC Communications, Inc.*......................................................... 5,800      347,638
Talk.com, Inc.*.................................................................. 24,400      141,825
                                                                                          -----------
                                                                                            1,161,185

                                                                                          -----------
TEXTILES, CLOTHING & FABRICS - 4.8%
Cutter & Buck, Inc.*.............................................................. 6,800       53,975
Kenneth Cole Productions, Inc.*................................................... 6,600      264,000
Quiksilver, Inc.*................................................................ 20,800      323,700
Shoe Carnival, Inc.*............................................................. 10,700       66,875
Tarrant Apparel Group*........................................................... 14,000      125,125
Timberland Co. (The)*............................................................ 10,400      736,450
Tropical Sportswear International Corp.*......................................... 14,000      245,000
Vans, Inc.*....................................................................... 9,900      144,788
                                                                                          -----------
                                                                                            1,959,913

                                                                                          -----------
-----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
-----------------------------------------------------------------------------------------------------

TRANSPORTATION - 0.8%
American Classic Voyages Co.*..................................................... 8,300  $   171,188
Railworks Corp.*.................................................................. 9,500       77,188
Wabtec Corp....................................................................... 7,969       82,678
                                                                                          -----------
                                                                                              331,054

                                                                                          -----------

Total Common Stocks (Cost $36,672,223)                                                     38,031,613
                                                                                          -----------


---------------------------------------------------------------
PAR                       SECURITY                     VALUE
AMOUNT                  DESCRIPTION                  (NOTE 1)
---------------------------------------------------------------

          SHORT-TERM INVESTMENTS - 7.7%
$257,002  American Express Centurion Bank, 6.65%,
            due 07/10/00(b).......................  $   257,002
 257,002  Bank of America, 6.67%, due
            03/22/01(b)...........................      257,002
 128,501  Royal Bank of Scotland, 6.85%,
            due 07/05/00(b).......................      128,501
 514,004  American Express Centurion Bank 7%,
            due 07/07/00(b).......................      514,004
 128,501  First Union National Bank, 6.9%,
            due 05/09/01(b).......................      128,501
 322,342  Fleet National Bank, 7.125%, due
            10/31/00(b)...........................      322,342
 257,002  Goldman Sachs, 6.64875%, 08/17/00(b)....      257,002
 257,002  Janus Money Market Fund(b)..............      257,002
 748,242  Merrimac Cash Fund-Premium Class(b).....      748,242
 257,002  BNP Paribas, 6.75%, due 07/05/00(b).....      257,002
                                                    -----------

          Total Short-Term Investments

          (Cost $3,126,600)                           3,126,600
                                                    -----------


TOTAL INVESTMENTS - 101.0%
(Cost $39,798,822)                                   41,158,213

Other Assets and Liabilities (net) -
(1.0%)                                                 (389,930)
                                                   -------------

TOTAL NET ASSETS - 100.0%                         $  40,768,283
                                                  =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a)  Security is in Bankruptcy.

 (b) Represents investment of collateral received from securities lending transactions.

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust

                        See notes to financial statements

Cova Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.8%
AEROSPACE & DEFENSE - 0.7%
Boeing Co........................................................................ 150,000  $  6,271,875
                                                                                           ------------
AUTOMOTIVE - 1.4%
General Motors Corp............................................................... 80,000     4,645,000
TRW Inc.......................................................................... 160,000     6,940,000
                                                                                           ------------
                                                                                             11,585,000

                                                                                           ------------
BANKING - 6.2%
Bank One Corp.................................................................... 280,000     7,437,500
Chase Manhattan Corp............................................................. 315,000    14,509,687
Fleet Boston Financial Corp...................................................... 460,000    15,640,000
Wells Fargo Co................................................................... 380,000    14,748,036
                                                                                           ------------
                                                                                             52,335,223

                                                                                           ------------
BEVERAGES, FOOD & TOBACCO - 1.3%
Archer-Daniels-Midland Co...................................................... 1,100,000    10,793,750
                                                                                           ------------
CHEMICALS - 2.9%
Dow Chemical Co.................................................................. 510,000    15,395,625
Rohm & Haas Co................................................................... 250,000     8,625,000
                                                                                           ------------
                                                                                             24,020,625

                                                                                           ------------
COMPUTER SOFTWARE & PROCESSING - 4.6%
Cadence Design Systems, Inc.*.................................................... 400,000     8,150,000
Computer Sciences Corp.*.......................................................... 80,000     5,975,000
First Data Corp.................................................................. 210,000    10,421,250
Oracle Corp.*.................................................................... 170,000    14,290,625
                                                                                           ------------
                                                                                             38,836,875

                                                                                           ------------
COMPUTERS & INFORMATION - 4.2%
Apple Computer, Inc.*............................................................ 160,000     8,380,000
Compaq Computer Corp............................................................. 380,000     9,713,750
International Business Machines Corp............................................. 100,000    10,956,250
Sun Microsystems, Inc.*........................................................... 70,000     6,365,625
                                                                                           ------------
                                                                                             35,415,625

                                                                                           ------------
COSMETICS & PERSONAL CARE - 0.7%
Avon Products, Inc............................................................... 140,000     6,230,000
                                                                                           ------------
ELECTRIC UTILITIES - 7.7%
Dominion Resources, Inc.......................................................... 420,000    18,007,500
Duke Energy Corp................................................................. 325,000    18,321,875
FirstEnergy Corp................................................................. 550,000    12,856,250
Reliant Energy, Inc.............................................................. 150,000     4,438,756
Unicom Corp...................................................................... 280,000    10,832,500
                                                                                           ------------
                                                                                             64,456,881

                                                                                           ------------
ELECTRONICS - 1.5%
General Motors Corp. - Class H*................................................... 11,881     1,042,558
Texas Instruments, Inc........................................................... 166,000    11,402,125
                                                                                           ------------
                                                                                             12,444,683

                                                                                           ------------
FINANCIAL SERVICES - 3.3%
Federal National Mortgage Association............................................ 270,000    14,090,625
Morgan Stanley Dean Witter & Co.................................................. 160,000    13,320,000
                                                                                           ------------
                                                                                             27,410,625

                                                                                           ------------
-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

FOOD RETAILERS - 1.4%
Safeway, Inc.*................................................................... 260,000  $ 11,732,500
                                                                                           ------------
FOREST PRODUCTS & PAPER - 1.9%
Bowater, Inc..................................................................... 260,000    11,472,500
International Paper Co........................................................... 140,000     4,184,760
                                                                                           ------------
                                                                                             15,657,260

                                                                                           ------------
HEALTH CARE PROVIDERS - 1.4%
HCA-The Healthcare Corp.......................................................... 400,000    12,150,000
                                                                                           ------------
HEAVY MACHINERY - 1.8%
Deere & Co....................................................................... 412,700    15,273,117
                                                                                           ------------
HOUSEHOLD PRODUCTS - 1.2%
Black & Decker Corp.............................................................. 250,000     9,828,125
                                                                                           ------------
INDUSTRIAL - DIVERSIFIED - 4.6%
Honeywell International Inc...................................................... 400,000    13,475,000
Minnesota Mining & Manufacturing Co. (3M)........................................ 220,000    18,150,000
United Technologies Corp......................................................... 120,000     6,851,138
                                                                                           ------------
                                                                                             38,476,138

                                                                                           ------------
INSURANCE - 12.9%
Ace Ltd.......................................................................... 750,000    21,000,000
American General Corp............................................................ 330,000    20,130,000
Aon Corp......................................................................... 550,000    17,084,375
Cigna Corp....................................................................... 130,000    12,155,000
Jefferson-Pilot Corp............................................................. 250,000    14,109,375
St. Paul Co...................................................................... 250,000     8,531,250
UnitedHealth Group, Inc.......................................................... 175,000    15,006,250
                                                                                           ------------
                                                                                            108,016,250

                                                                                           ------------
MEDIA - BROADCASTING & PUBLISHING - 4.7%
Dow Jones & Co., Inc............................................................. 220,000    16,115,000
MediaOne Group, Inc.*............................................................ 130,000     8,620,788
Viacom Inc - Class B*............................................................ 220,000    15,001,250
                                                                                           ------------
                                                                                             39,737,038

                                                                                           ------------
MEDICAL SUPPLIES - 0.5%
Baxter International, Inc......................................................... 60,000     4,219,630
                                                                                           ------------
METALS - 2.5%
Alcoa, Inc....................................................................... 530,000    15,370,600
USX - U.S. Steel Group, Inc...................................................... 300,000     5,568,750
                                                                                           ------------
                                                                                             20,939,350

                                                                                           ------------
OIL & GAS - 14.4%
BP Amoco Plc (ADR)............................................................... 400,000    22,625,000
Coastal Corp..................................................................... 380,000    23,132,500
Exxon Mobil Corp................................................................. 300,000    23,550,000
Schlumberger Ltd................................................................. 250,000    18,656,250
Tosco Corp....................................................................... 300,000     8,493,750
Total S.A. (ADR)................................................................. 240,000    18,435,000
Transocean Sedco Forex, Inc...................................................... 110,000     5,878,125
                                                                                           ------------
                                                                                            120,770,625

                                                                                           ------------

                        See notes to financial statements

Cova Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
SECURITY                                                                                      VALUE
DESCRIPTION                                                                       SHARES     (NOTE 1)
-------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 4.3%
American Home Products Corp...................................................... 400,000  $ 23,500,000
Pharmacia Corp................................................................... 240,000    12,397,450
                                                                                           ------------
                                                                                             35,897,450

                                                                                           ------------
RETAILERS - 1.8%
Consolidated Stores Corp.*....................................................... 580,000     6,960,000
Federated Department Stores, Inc.*............................................... 240,000     8,100,000
                                                                                           ------------
                                                                                             15,060,000

                                                                                           ------------
TELEPHONE SYSTEMS - 5.3%
Alltel Corp...................................................................... 170,000    10,529,375
AT&T Corp......................................................................... 36,500     1,154,312
Bell Atlantic Corp............................................................... 250,000    12,703,125
SBC Communications Corp.......................................................... 200,000     8,650,000
WorldCom, Inc*................................................................... 250,000    11,468,750
                                                                                           ------------
                                                                                             44,505,562

                                                                                           ------------
TRANSPORTATION - 0.6%
United Parcel Service, Inc. - Class B............................................. 85,000     5,015,000
                                                                                           ------------

Total Common Stocks (Cost $749,779,079)                                                     787,079,207
                                                                                           ------------


CONVERTIBLE PREFERRED STOCKS - 2.5%
BEVERAGES, FOOD & TOBACCO - 1.3%
Seagram Co. Ltd.......................... 200,000    10,750,000
                                                   ------------
ELECTRIC UTILITIES - 1.2%
Houston Industries, Inc................... 80,000     9,950,000
                                                   ------------

Total Convertible Preferred Stocks (Cost

  $17,843,874)                                       20,700,000
                                                   ------------


--------------------------------------------------------------------
PAR                           SECURITY                     VALUE
AMOUNT                      DESCRIPTION                   (NOTE 1)
--------------------------------------------------------------------

              SHORT-TERM INVESTMENTS - 5.4%
$  3,739,678  American Express Centurion Bank, 6.65%,
                due 07/10/00(a).......................  $  3,739,678
   4,189,690  Bank of America, 6.67%,
                due 03/22/01(a).......................     4,189,690
   1,869,838  Royal Bank of Scotland, 6.85%,
                due 07/05/00(a).......................     1,869,838
   7,479,349  American Express Centurion Bank, 7%,
                due 07/07/00(a).......................     7,479,349
   1,869,837  First Union National Bank, 6.9%,
                due 05/09/01(a).......................     1,869,837
   3,640,413  Fleet National Bank, 7.125%,
                due 10/31/00(a).......................     3,640,413
   3,739,676  Goldman Sachs, 6.64875%,
                due 08/17/00(a).......................     3,739,676
   3,739,675  Janus Money Market Fund(a)..............     3,739,675
  11,487,783  Merrimac Cash Fund-Premium Class(a).....    11,487,783
   3,739,676  BNP Paribas, 6.75%, due 07/05/00 (a)....     3,739,676
                                                        ------------

              Total Short-Term Investments

              (Cost $45,495,615)                          45,495,615
                                                        ------------


TOTAL INVESTMENTS - 101.7%
(Cost $813,118,568)                                      853,274,822

Other Assets and Liabilities (net) -
(1.7%)                                                   (13,862,664)
                                                       -------------

TOTAL NET ASSETS - 100.0%                              $ 839,412,158
                                                       =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 (a) Represents investment of collateral received from securities lending transactions.

 ADR - American Depositary Receipt

                        See notes to financial statements

Cova Series Trust
Balanced Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

COMMON STOCKS - 58.4%
AEROSPACE & DEFENSE - 0.6%
General Dynamics Corp.............................................................. 1,200  $  62,700
                                                                                           ---------
BANKING - 1.9%
Chase Manhattan Corp............................................................... 2,070     95,349
First Union Corp................................................................... 3,880     96,273
                                                                                           ---------
                                                                                             191,622

                                                                                           ---------
BEVERAGES, FOOD & TOBACCO - 3.9%
HJ Heinz Co........................................................................ 3,400    148,750
Ralston-Ralston Purina Group....................................................... 4,200     83,737
Sysco Corp......................................................................... 3,625    152,703
                                                                                           ---------
                                                                                             385,190

                                                                                           ---------
BUILDING MATERIALS - 1.8%
Martin Marietta Materials, Inc..................................................... 1,400     56,612
Masco Corp......................................................................... 6,815    123,096
                                                                                           ---------
                                                                                             179,708

                                                                                           ---------
CHEMICALS - 2.8%
Millipore Corp..................................................................... 2,760    208,035
Solutia, Inc....................................................................... 4,990     68,612
                                                                                           ---------
                                                                                             276,647

                                                                                           ---------
COMMUNICATIONS - 1.6%
Nokia Corp. (ADR).................................................................... 800     39,950
Nortel Networks Corp............................................................... 1,800    122,850
                                                                                           ---------
                                                                                             162,800

                                                                                           ---------
COMPUTER SOFTWARE & PROCESSING - 5.1%
BMC Software, Inc.*................................................................ 2,700     98,508
Cisco Systems, Inc.*............................................................... 2,400    152,550
First Data Corp.................................................................... 2,390    118,604
Microsoft Corp.*................................................................... 1,685    134,800
                                                                                           ---------
                                                                                             504,462

                                                                                           ---------
COMPUTERS & INFORMATION - 2.8%
Compaq Computer Corp............................................................... 2,210     56,493
Dell Computer Corp.*............................................................... 1,350     66,572
Electronic Data Systems Corp......................................................... 800     33,000
Hewlett-Packard Co................................................................... 950    118,631
                                                                                           ---------
                                                                                             274,696

                                                                                           ---------
CONTAINERS & PACKAGING - 1.8%
Avery-Dennison Corp................................................................ 1,810    121,496
Crown Cork & Seal, Inc............................................................. 3,480     52,200
                                                                                           ---------
                                                                                             173,696

                                                                                           ---------
COSMETICS & PERSONAL CARE - 1.2%
Estee Lauder Co.................................................................... 1,230     60,808
Gillette Co........................................................................ 1,640     57,297
                                                                                           ---------
                                                                                             118,105

                                                                                           ---------
ELECTRIC SERVICES - 0.7%
AES Corp.*......................................................................... 1,600     73,000
                                                                                           ---------
----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 1.3%
Cinergy Corp....................................................................... 2,460  $  62,576
Duke Energy Corp................................................................... 1,110     62,576
                                                                                           ---------
                                                                                             125,152

                                                                                           ---------
ELECTRICAL EQUIPMENT - 1.2%
General Electric Co................................................................ 2,325    123,225
                                                                                           ---------
ELECTRONICS - 4.4%
Adaptec, Inc.*..................................................................... 2,520     57,330
Altera Corp.*........................................................................ 810     82,569
Applied Materials, Inc.*............................................................. 530     48,031
Intel Corp........................................................................... 775    103,608
KLA-Tencor Corp.*.................................................................. 1,260     73,789
Maxim Integrated Products, Inc.*..................................................... 940     63,861
                                                                                           ---------
                                                                                             429,188

                                                                                           ---------
ENTERTAINMENT & LEISURE - 0.6%
Carnival Corp...................................................................... 2,800     54,600
                                                                                           ---------
FINANCIAL SERVICES - 4.2%
Heller Financial, Inc.............................................................. 2,895     59,348
MBNA Corp.......................................................................... 5,490    148,916
Morgan Stanley Dean Witter & Co...................................................... 900     74,925
SLM Holding Corp................................................................... 3,563    133,390
                                                                                           ---------
                                                                                             416,579

                                                                                           ---------
FOREST PRODUCTS & PAPER - 0.9%
Mead Corp.......................................................................... 3,430     86,608
                                                                                           ---------
HEAVY MACHINERY - 0.6%
Illinois Tool Works, Inc........................................................... 1,060     60,420
                                                                                           ---------
HOUSEHOLD PRODUCTS - 0.9%
Energizer Holdings, Inc.*.......................................................... 3,200     58,400
Procter & Gamble Co.................................................................. 600     34,350
                                                                                           ---------
                                                                                              92,750

                                                                                           ---------
MEDIA - BROADCASTING & PUBLISHING - 0.5%
Time Warner, Inc..................................................................... 670     50,920
                                                                                           ---------
MEDICAL SUPPLIES - 2.4%
Agilent Technologies, Inc.*.......................................................... 362     26,698
Baxter International, Inc.......................................................... 1,980    139,219
C.R. Bard, Inc..................................................................... 1,440     69,300
                                                                                           ---------
                                                                                             235,217

                                                                                           ---------
METALS - 1.1%
Alcoa, Inc......................................................................... 3,600    104,400
                                                                                           ---------
OIL & GAS - 3.4%
Murphy Oil Corp.................................................................... 1,060     63,004
Ocean Energy, Inc.*................................................................ 6,505     92,290
Transocean Sedco Forex, Inc........................................................ 1,100     58,781
USX - Marathon Group............................................................... 4,940    123,809
                                                                                           ---------
                                                                                             337,884

                                                                                           ---------
PHARMACEUTICALS - 5.7%
Bristol-Myers Squibb Co............................................................ 1,945    113,296
Eli Lilly & Co..................................................................... 1,880    187,765

                        See notes to financial statements

Cova Series Trust
Balanced Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

PHARMACEUTICALS - CONTINUED
Merck & Co., Inc................................................................... 1,550  $ 118,769
Schering-Plough Corp............................................................... 2,725    137,613
                                                                                           ---------
                                                                                             557,443

                                                                                           ---------
RESTAURANTS - 0.6%
Tricon Global Restaurants, Inc.*................................................... 2,140     60,455
                                                                                           ---------
RETAILERS - 3.2%
Consolidated Stores Corp.*......................................................... 3,573     42,876
Lowes Co., Inc..................................................................... 2,400     98,550
----------------------------------------------------------------------------------------------------
SECURITY                                                                                     VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

RETAILERS - CONTINUED
Office Depot, Inc.*................................................................ 8,395  $  52,469
Wal-Mart Stores, Inc............................................................... 2,090    120,436
                                                                                           ---------
                                                                                             314,331

                                                                                           ---------
TELEPHONE SYSTEMS - 3.2%
GTE Corp........................................................................... 1,700    105,825
SBC Communications Corp............................................................ 2,400    103,800
WorldCom, Inc*..................................................................... 2,250    103,219
                                                                                           ---------
                                                                                             312,844

                                                                                           ---------
Total Common Stocks (Cost $5,521,066)                                                      5,764,642
                                                                                           ---------


-------------------------------------------------------------------------
PAR       SECURITY                                               VALUE
AMOUNT    DESCRIPTION                     COUPON    MATURITY    (NOTE 1)
-------------------------------------------------------------------------

          CORPORATE DEBT - 12.2%
          BANKING - 2.0%
$200,000  Norwest Financial.............   6.625%  07/15/2004  $  195,052
                                                               ----------
          CHEMICALS - 1.6%
 150,000  Du Pont (E.I.) de Nemours and

            Co..........................   8.250%  09/15/2006     157,426
                                                               ----------
          ENTERTAINMENT & LEISURE - 1.4%
 150,000  Walt Disney Co. (The).........   5.250%  11/10/2003     141,857
                                                               ----------
          FINANCIAL SERVICES - 5.8%
 150,000  Associates Corp. of North

            America.....................   5.800%  04/20/2004     140,693
 150,000  General Motors Acceptance
            Corp........................   6.850%  06/17/2004     146,798
 150,000  Household Finance Corp........   6.000%  05/01/2004     141,475
 150,000  Merrill Lynch & Co., Inc......   6.550%  08/01/2004     145,317
                                                               ----------
                                                                         574,283

                                                               ----------
          RETAILERS - 1.4%
 150,000  J.C. Penney Co., Inc..........   7.600%  04/01/2007     132,913
                                                               ----------
          Total Corporate Debt (Cost

            $1,289,481)                                         1,201,531
                                                               ----------
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.7%
          U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 7.0%
  30,252  Federal Home Loan Mortgage

            Corp........................   6.500%  01/01/2012      29,194
  29,373  Federal National Mortgage
            Association.................   6.000%  03/01/2011      27,796
 414,641  Federal National Mortgage
            Association.................   6.000%  11/01/2013     392,370
  71,429  Federal National Mortgage
            Association.................   7.000%  02/01/2016      69,781
 113,296  Government National Mortgage
            Association.................   6.000%  01/15/2011     107,777
  31,269  Government National Mortgage
            Association.................   6.500%  03/15/2024      29,683
  32,482  Government National Mortgage
            Association.................   7.000%  07/20/2027      31,419
                                                               ----------
                                                                         688,020

                                                               ----------

                        See notes to financial statements

Cova Series Trust
Balanced Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------
PAR       SECURITY                                               VALUE
AMOUNT    DESCRIPTION                     COUPON    MATURITY    (NOTE 1)
-------------------------------------------------------------------------

          U.S. TREASURY SECURITIES - 12.7%
$150,000  U.S. Treasury Note............   6.375%  08/15/2002  $  149,813
 300,000  U.S. Treasury Note............   7.250%  05/15/2004     309,375
 300,000  U.S. Treasury Note............   6.625%  05/15/2007     306,281
 150,000  U.S. Treasury Note............   6.125%  08/15/2007     149,156
 150,000  U.S. Treasury Note............   5.625%  05/15/2008     144,703
 200,000  U.S. Treasury Note............   6.000%  08/15/2009     198,438
                                                               ----------
                                                                       1,257,766

                                                               ----------

          Total U.S. Government and
            Agency Obligations (Cost

            $2,009,708)                                         1,945,786
                                                               ----------


            TOTAL INVESTMENTS - 90.3%
            (Cost $8,820,254)                                   8,911,959

            Other Assets and Liabilities (net) -
            9.7%                                                  952,172
                                                            -------------

            TOTAL NET ASSETS - 100.0%                       $   9,864,131
                                                            =============

           PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 ADR - American Depositary Receipt

                        See notes to financial statements

Cova Series Trust

Equity Income Portfolio

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.8%
AEROSPACE & DEFENSE - 1.9%
General Dynamics Corp............................................................. 1,200  $   62,700
Raytheon Co....................................................................... 3,400      66,087
                                                                                          ----------
                                                                                             128,787

                                                                                          ----------
BANKING - 10.8%
Chase Manhattan Corp.............................................................. 2,850     131,278
Comerica, Inc..................................................................... 2,800     125,650
First Union Corp.................................................................. 4,000      99,250
Mellon Financial Corp............................................................. 3,700     134,819
National City Corp................................................................ 4,600      78,487
PNC Bank Corp..................................................................... 1,800      84,375
Union Planters Corp............................................................... 3,400      94,987
                                                                                          ----------
                                                                                             748,846

                                                                                          ----------
BEVERAGES, FOOD & TOBACCO - 5.8%
HJ Heinz Co....................................................................... 3,500     153,125
Ralston-Ralston Purina Group...................................................... 4,500      89,719
Sara Lee Corp..................................................................... 4,600      88,837
Sysco Corp........................................................................ 1,700      71,613
                                                                                          ----------
                                                                                             403,294

                                                                                          ----------
BUILDING MATERIALS - 3.7%
Martin Marietta Materials, Inc.................................................... 1,600      64,700
Masco Corp........................................................................ 6,500     117,406
Sherwin Williams Co............................................................... 3,500      74,156
                                                                                          ----------
                                                                                             256,262

                                                                                          ----------
CHEMICALS - 1.0%
Solutia, Inc...................................................................... 5,000      68,750
                                                                                          ----------
COMPUTER SOFTWARE & PROCESSING - 4.9%
BMC Software, Inc.*............................................................... 1,600      58,375
First Data Corp................................................................... 3,000     148,875
Sungard Data Systems, Inc.*....................................................... 4,200     130,200
                                                                                          ----------
                                                                                             337,450

                                                                                          ----------
COMPUTERS & INFORMATION - 3.7%
Hewlett-Packard Co................................................................ 1,000     124,875
International Business Machines Corp.............................................. 1,200     131,475
                                                                                          ----------
                                                                                             256,350

                                                                                          ----------
CONTAINERS & PACKAGING - 1.4%
Crown Cork & Seal, Inc............................................................ 6,700     100,500
                                                                                          ----------
COSMETICS & PERSONAL CARE - 1.0%
Gillette Co....................................................................... 1,900      66,381
                                                                                          ----------
ELECTRIC UTILITIES - 6.1%
Cinergy Corp...................................................................... 3,400      86,488
Constellation Energy Group, Inc................................................... 3,200     104,200
Duke Energy Corp.................................................................. 2,600     146,575
New Century Energies, Inc......................................................... 2,800      84,000
                                                                                          ----------
                                                                                             421,263

                                                                                          ----------
ELECTRONICS - 2.1%
Intel Corp........................................................................ 1,100     147,056
                                                                                          ----------
----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - 8.5%
Citigroup, Inc.................................................................... 2,300  $  138,575
Federal National Mortgage Association............................................. 2,000     104,375
Heller Financial, Inc............................................................. 4,000      82,000
MBNA Corp......................................................................... 4,600     124,775
SLM Holding Corp.................................................................. 3,800     142,262
                                                                                          ----------
                                                                                             591,987

                                                                                          ----------
FOREST PRODUCTS & PAPER - 2.5%
Mead Corp......................................................................... 3,000      75,750
Temple Inland, Inc................................................................ 2,300      96,600
                                                                                          ----------
                                                                                             172,350

                                                                                          ----------
HEALTH CARE PROVIDERS - 1.0%
HCA-The Healthcare Corp........................................................... 2,400      72,900
                                                                                          ----------
HEAVY MACHINERY - 1.0%
Illinois Tool Works, Inc.......................................................... 1,200      68,400
                                                                                          ----------
HOUSEHOLD PRODUCTS - 0.9%
Energizer Holdings, Inc.*......................................................... 3,600      65,700
                                                                                          ----------
MEDICAL SUPPLIES - 5.6%
Agilent Technologies, Inc.*......................................................... 381      28,099
Baxter International, Inc......................................................... 2,200     154,688
Becton Dickinson & Co............................................................. 2,400      68,850
C.R. Bard, Inc.................................................................... 2,800     134,750
                                                                                          ----------
                                                                                             386,387

                                                                                          ----------
METALS - 3.1%
Alcoa, Inc........................................................................ 4,400     127,600
USX - U.S. Steel Group, Inc....................................................... 4,700      87,244
                                                                                          ----------
                                                                                             214,844

                                                                                          ----------
OIL & GAS - 9.8%
Conoco Inc........................................................................ 5,700     125,400
Murphy Oil Corp................................................................... 1,400      83,213
National Fuel Gas Co.............................................................. 2,600     126,750
Ocean Energy, Inc.*............................................................... 5,900      83,706
Phillips Petroleum Co............................................................. 2,700     136,856
USX - Marathon Group.............................................................. 4,800     120,300
                                                                                          ----------
                                                                                             676,225

                                                                                          ----------
PHARMACEUTICALS - 4.0%
Merck & Co., Inc.................................................................. 1,700     130,263
Pharmacia Corp.................................................................... 2,856     147,620
                                                                                          ----------
                                                                                             277,883

                                                                                          ----------
REAL ESTATE - 3.4%
Archstone Communities Trust (REIT)................................................ 6,000     126,375
Prentiss Properties Trust (REIT).................................................. 4,500     108,000
                                                                                          ----------
                                                                                             234,375

                                                                                          ----------
RETAILERS - 5.5%
Consolidated Stores Corp.*........................................................ 3,800      45,600
Dillard's, Inc.................................................................... 6,200      75,950
Lowes Co., Inc.................................................................... 3,000     123,188

                        See notes to financial statements

Cova Series Trust
Equity Income Portfolio

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 2000 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

RETAILERS - CONTINUED
May Department Stores Co. (The)................................................... 4,100  $   98,400
Office Depot, Inc.*............................................................... 5,800      36,250
                                                                                          ----------
                                                                                             379,388

                                                                                          ----------
TELEPHONE SYSTEMS - 5.1%
GTE Corp.......................................................................... 2,300     143,175
SBC Communications Corp........................................................... 3,000     129,750
WorldCom, Inc*.................................................................... 1,800      82,575
                                                                                          ----------
                                                                                             355,500

                                                                                          ----------


TOTAL INVESTMENTS - 92.8%
(Cost $6,914,688)                                                                          6,430,878

Other Assets and Liabilities (net) -
7.2%                                                                                         496,809
                                                                                       -------------

TOTAL NET ASSETS - 100.0%                                                              $   6,927,687
                                                                                       =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 REIT - Real Estate Investment Trust

                        See notes to financial statements

Cova Series Trust Growth & Income Equity Portfolio PORTFOLIO OF INVESTMENTS JUNE 30, 2000 (UNAUDITED) (PERCENTAGE OF NET ASSETS)


----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.7%
AEROSPACE & DEFENSE - 1.0%
General Dynamics Corp............................................................. 3,200  $  167,200
                                                                                          ----------
BANKING - 3.0%
Chase Manhattan Corp.............................................................. 6,045     278,448
First Union Corp.................................................................. 8,350     207,184
                                                                                          ----------
                                                                                             485,632

                                                                                          ----------
BEVERAGES, FOOD & TOBACCO - 4.7%
HJ Heinz Co....................................................................... 9,000     393,750
Ralston-Ralston Purina Group..................................................... 11,000     219,312
Sysco Corp........................................................................ 3,760     158,390
                                                                                          ----------
                                                                                             771,452

                                                                                          ----------
BUILDING MATERIALS - 3.2%
Martin Marietta Materials, Inc.................................................... 3,800     153,662
Masco Corp....................................................................... 15,600     281,775
                                                                                          ----------
                                                                                             435,437

                                                                                          ----------
CHEMICALS - 2.7%
Millipore Corp.................................................................... 5,000     376,875
Solutia, Inc...................................................................... 4,650      63,937
                                                                                          ----------
                                                                                             440,812

                                                                                          ----------
COMMUNICATIONS - 2.8%
Nokia Corp. (ADR)................................................................. 2,720     135,830
Nortel Networks Corp.............................................................. 4,800     327,600
                                                                                          ----------
                                                                                             463,430

                                                                                          ----------
COMPUTER SOFTWARE & PROCESSING - 8.5%
BMC Software, Inc.*............................................................... 7,800     284,578
Cisco Systems, Inc.*.............................................................. 6,500     413,156
First Data Corp................................................................... 6,355     315,367
Microsoft Corp.*.................................................................. 4,800     384,000
                                                                                          ----------
                                                                                           1,397,101

                                                                                          ----------
COMPUTERS & INFORMATION - 4.7%
Compaq Computer Corp.............................................................. 5,900     150,819
Dell Computer Corp.*.............................................................. 4,500     221,906
Electronic Data Systems Corp...................................................... 2,200      90,750
Hewlett-Packard Co................................................................ 2,400     299,700
                                                                                          ----------
                                                                                             763,175

                                                                                          ----------
CONTAINERS & PACKAGING - 2.9%
Avery-Dennison Corp............................................................... 4,800     322,200
Crown Cork & Seal, Inc........................................................... 10,225     153,375
                                                                                          ----------
                                                                                             475,575

                                                                                          ----------
COSMETICS & PERSONAL CARE - 1.9%
Estee Lauder Co................................................................... 3,300     163,144
Gillette Co....................................................................... 4,000     139,750
                                                                                          ----------
                                                                                             302,894

                                                                                          ----------
ELECTRIC SERVICES - 2.2%
AES Corp.*........................................................................ 7,800     355,875
                                                                                          ----------
----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 1.3%
Cinergy Corp...................................................................... 2,378  $   60,490
Duke Energy Corp.................................................................. 2,700     152,212
                                                                                          ----------
                                                                                             212,702

                                                                                          ----------
ELECTRICAL EQUIPMENT - 3.4%
General Electric Co............................................................... 7,725     409,425
                                                                                          ----------
ELECTRONICS - 9.5%
Adaptec, Inc.*.................................................................... 6,580     149,695
Altera Corp.*..................................................................... 2,500     254,844
Applied Materials, Inc.*.......................................................... 3,700     335,312
Intel Corp........................................................................ 2,800     374,325
KLA-Tencor Corp.*................................................................. 4,000     234,250
Maxim Integrated Products, Inc.*.................................................. 3,200     217,400
                                                                                          ----------
                                                                                           1,565,826

                                                                                          ----------
ENTERTAINMENT & LEISURE - 0.7%
Carnival Corp..................................................................... 6,000     117,000
                                                                                          ----------
FINANCIAL SERVICES - 6.5%
Heller Financial, Inc............................................................. 8,200     168,100
MBNA Corp........................................................................ 14,700     398,737
Morgan Stanley Dean Witter & Co................................................... 1,800     149,850
SLM Holding Corp.................................................................. 9,435     353,223
                                                                                          ----------
                                                                                           1,069,910

                                                                                          ----------
FOREST PRODUCTS & PAPER - 2.4%
Mead Corp......................................................................... 9,775     246,819
                                                                                          ----------
HEAVY MACHINERY - 0.9%
Illinois Tool Works, Inc.......................................................... 2,650     151,050
                                                                                          ----------
HOUSEHOLD PRODUCTS - 0.6%
Energizer Holdings, Inc.*......................................................... 8,466     154,505
Procter & Gamble Co............................................................... 1,600      91,600
                                                                                          ----------
                                                                                             246,105

                                                                                          ----------
MEDIA - BROADCASTING & PUBLISHING - 1.0%
Time Warner, Inc.................................................................. 2,100     159,600
                                                                                          ----------
MEDICAL SUPPLIES - 4.7%
Agilent Technologies, Inc.*......................................................... 915      67,481
Baxter International, Inc......................................................... 5,200     365,625
Becton Dickinson & Co............................................................. 5,640     161,798
C.R. Bard, Inc.................................................................... 3,720     179,025
                                                                                          ----------
                                                                                             773,929

                                                                                          ----------
METALS - 1.6%
Alcoa, Inc........................................................................ 9,200     266,800
                                                                                          ----------
OIL & GAS - 5.9%
Murphy Oil Corp................................................................... 2,750     163,453
Ocean Energy, Inc.*.............................................................. 11,000     156,063
Transocean Sedco Forex, Inc....................................................... 2,900     154,969
USX - Marathon Group............................................................. 13,080     327,818
Williams Companies, Inc........................................................... 3,800     158,413
                                                                                          ----------
                                                                                             960,716

                                                                                          ----------

                        See notes to financial statements

Cova Series Trust Growth & Income Equity Portfolio PORTFOLIO OF INVESTMENTS - CONTINUED JUNE 30, 2000 (UNAUDITED)

(PERCENTAGE OF NET ASSETS)

----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 9.8%
Allergan Specialty Therapeutics, Inc.*................................................ 1  $        9
Bristol-Myers Squibb Co........................................................... 5,100     297,075
Eli Lilly & Co.................................................................... 5,180     517,353
Merck & Co., Inc.................................................................. 4,840     370,865
Schering-Plough Corp.............................................................. 8,510     429,755
                                                                                          ----------
                                                                                           1,615,057

                                                                                          ----------
RESTAURANTS - 0.9%
Tricon Global Restaurants, Inc.*.................................................. 5,423     153,200
                                                                                          ----------
RETAILERS - 4.1%
Consolidated Stores Corp.*....................................................... 11,881     142,572
Lowes Co., Inc.................................................................... 6,100     250,481
Office Depot, Inc.*.............................................................. 24,950     155,938
Wal-Mart Stores, Inc.............................................................. 6,360     366,495
                                                                                          ----------
                                                                                             915,486

                                                                                          ----------
TELEPHONE SYSTEMS - 4.8%
GTE Corp.......................................................................... 3,960  $  246,510
----------------------------------------------------------------------------------------------------
SECURITY                                                                                    VALUE
DESCRIPTION                                                                       SHARES   (NOTE 1)
----------------------------------------------------------------------------------------------------

TELEPHONE SYSTEMS - CONTINUED
SBC Communications Corp........................................................... 6,000     259,500
WorldCom, Inc*.................................................................... 6,000     275,250
                                                                                          ----------
                                                                                             781,260

                                                                                          ----------


TOTAL INVESTMENTS - 95.7%
(Cost $14,388,046)                                                                        15,703,468

Other Assets and Liabilities (net) -
4.3%                                                                                         708,166
                                                                                       -------------

TOTAL NET ASSETS - 100.0%                                                              $  16,411,634
                                                                                       =============

PORTFOLIO FOOTNOTES:

 * Non-income producing security.

 ADR - American Depositary Receipt

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                      Small Cap Stock     Quality Bond     Select Equity
                                         Portfolio         Portfolio         Portfolio
                                      ----------------  ----------------  ----------------
ASSETS

    Investments, at value (Note 1)*    $  122,131,605    $   96,188,543    $  252,470,840
    Cash                                    8,520,408         7,714,291         5,235,755
    Cash denominated in foreign
        currencies**                               --             3,690                --
    Receivable for investments sold         1,052,218            20,919         1,671,208
    Receivable for Trust shares sold               --                --                --
    Dividends receivable                       93,419                --           229,385
    Interest receivable                        40,430         1,055,487           118,179
    Net variation margin on
        financial futures contracts
        (Note 4)                                   --                --                --
    Unrealized appreciation on
        forward currency contracts
        (Note 5)                                   --                --                --
                                       --------------    --------------    --------------
        Total assets                      131,838,080       104,982,930       259,725,367
                                       --------------    --------------    --------------
LIABILITIES
    Payables for:

        Investments purchased               2,220,548                --         1,130,762
        Delayed delivery investments               --         6,362,249                --
        Trust shares redeemed                  70,078           100,484            77,987
        Net variation margin on
            financial futures
            contracts (Note 4)                     --             8,156                --
        Unrealized depreciation on
            forward currency
            contracts (Note 5)                     --                --                --
        Securities on loan (Note 1)        16,242,249         7,081,663        12,385,500
        Investment advisory fee
            payable (Note 2)                   75,294            29,096           135,691
    Accrued expenses                           40,767            30,628           143,541
                                       --------------    --------------    --------------
        Total liabilities                  18,648,936        13,612,276        13,873,481
                                       --------------    --------------    --------------
NET ASSETS                             $  113,189,144    $   91,370,654    $  245,851,886
                                       ==============    ==============    ==============
NET ASSETS REPRESENTED BY:
    Paid in surplus                    $   83,158,583    $   94,300,584    $  227,876,088
    Accumulated net realized gain
        (loss)                             14,854,265        (5,227,395)        6,205,625
    Unrealized appreciation
        (depreciation) on
        investments, futures
        contracts and foreign
        currency                           15,173,362          (665,840)       11,220,931
    Undistributed net investment
        income                                  2,934         2,963,305           549,242
                                       --------------    --------------    --------------
        Total                          $  113,189,144    $   91,370,654    $  245,851,886
                                       ==============    ==============    ==============
Capital shares outstanding                  6,777,725         8,779,470        16,592,820
                                       ==============    ==============    ==============
NET ASSET VALUE AND OFFERING PRICE
    PER SHARE                                 $16.700           $10.407           $14.817
                                       ==============    ==============    ==============
------------------------------------------------------------------------------------------
*   Investments at cost                $  106,958,243    $   96,730,082    $  241,249,909
**  Cost of cash denominated in
    foreign currencies                             --             1,430                --

                        See notes to financial statements


                                                                                                    Mid-Cap

                                      Large Cap Stock   International Equity   Bond Debenture        Value
                                         Portfolio           Portfolio           Portfolio         Portfolio
                                      ----------------  --------------------  ----------------  ----------------
ASSETS

    Investments, at value (Note 1)*    $  283,832,558      $  146,833,876      $  165,974,600    $   37,708,022
    Cash                                    5,687,979              78,098           5,576,599         3,417,122
    Cash denominated in foreign
        currencies**                               --           2,192,675                  --                --
    Receivable for investments sold           242,051             968,279           1,927,965            66,998
    Receivable for Trust shares sold               --                  --                  --             8,731
    Dividends receivable                      292,077             272,399               5,234            33,622
    Interest receivable                        28,772              77,651           2,655,773            15,993
    Net variation margin on
        financial futures contracts
        (Note 4)                               42,925              40,241                  --                --
    Unrealized appreciation on
        forward currency contracts
        (Note 5)                                   --             909,931                  --                --
                                       --------------      --------------      --------------    --------------
        Total assets                      290,126,362         151,373,150         176,140,171        41,250,488
                                       --------------      --------------      --------------    --------------
LIABILITIES
    Payables for:

        Investments purchased                 240,872           1,091,377           2,183,125         1,911,362
        Delayed delivery investments          157,141                  --                  --                --
        Trust shares redeemed                 146,995              29,889              76,534                --
        Net variation margin on
            financial futures
            contracts (Note 4)                     --                  --                  --                --
        Unrealized depreciation on
            forward currency
            contracts (Note 5)                     --             886,162                  --                --
        Securities on loan (Note 1)        13,099,200          11,422,790           8,583,656           241,320
        Investment advisory fee
            payable (Note 2)                  147,617              88,747              90,240            32,299
    Accrued expenses                           47,247             129,288              41,082            22,454
                                       --------------      --------------      --------------    --------------
        Total liabilities                  13,839,072          13,648,253          10,974,637         2,207,435
                                       --------------      --------------      --------------    --------------
NET ASSETS                             $  276,287,290      $  137,724,897      $  165,165,534    $   39,043,053
                                       ==============      ==============      ==============    ==============
NET ASSETS REPRESENTED BY:
    Paid in surplus                    $  254,900,513      $  113,506,867      $  168,748,274    $   32,189,359
    Accumulated net realized gain
        (loss)                               (945,374)         13,124,814          (1,595,520)        3,672,127
    Unrealized appreciation
        (depreciation) on
        investments, futures
        contracts and foreign
        currency                           21,383,788          10,654,224          (8,617,025)        3,083,787
    Undistributed net investment
        income                                948,363             438,992           6,629,805            97,780
                                       --------------      --------------      --------------    --------------
        Total                          $  276,287,290      $  137,724,897      $  165,165,534    $   39,043,053
                                       ==============      ==============      ==============    ==============
Capital shares outstanding                 14,899,044           9,478,465          13,974,772         2,996,199
                                       ==============      ==============      ==============    ==============
NET ASSET VALUE AND OFFERING PRICE
    PER SHARE                                 $18.544             $14.530             $11.819           $13.031
                                       ==============      ==============      ==============    ==============
----------------------------------------------------------------------------------------------------------------
*   Investments at cost                $  262,362,102      $  136,128,338      $  174,591,625    $   34,624,235
**  Cost of cash denominated in
    foreign currencies                             --           2,183,379                  --                --

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                              Large Cap         Developing         Lord Abbett
                                              Research            Growth        Growth and Income
                                              Portfolio          Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
ASSETS

    Investments, at value (Note 1)*        $    41,637,806    $    41,158,213    $   853,274,822
    Cash                                         2,535,227          2,633,101         32,167,074
    Receivable for investments sold                     --              9,962          6,569,863
    Receivable for Trust shares sold                    --            131,073                 --
    Dividends receivable                            66,000              1,340          1,498,959
    Interest receivable                             29,156             27,701            508,157
    Receivable from investment adviser
        (Note 2)                                        --                 --                 --
                                           ---------------    ---------------    ---------------
        Total assets                            44,268,189         43,961,390        894,018,875
                                           ---------------    ---------------    ---------------
LIABILITIES
    Payables for:

        Investments purchased                           --              3,718          8,175,518
        Trust shares redeemed                       26,242                 --                 --
        Securities on loan (Note 1)              3,978,336          3,126,600         45,495,615
        Investment advisory fee payable
            (Note 2)                                33,224             28,533            463,363
    Accrued expenses                                34,776             34,256            472,221
                                           ---------------    ---------------    ---------------
        Total liabilities                        4,072,578          3,193,107         54,606,717
                                           ---------------    ---------------    ---------------
NET ASSETS                                 $    40,195,611    $    40,768,283    $   839,412,158
                                           ===============    ===============    ===============
NET ASSETS REPRESENTED BY:
    Paid in surplus                        $    38,196,019    $    39,471,113    $   791,592,156
    Accumulated net realized gain                1,308,037             71,299          1,647,638
    Unrealized appreciation
        (depreciation) on investments,
        futures contracts and foreign
        currency                                   558,266          1,359,391         40,156,254
    Undistributed (distributions in
        excess of) net investment income           133,289           (133,520)         6,016,110
                                           ---------------    ---------------    ---------------
        Total                              $    40,195,611    $    40,768,283    $   839,412,158
                                           ===============    ===============    ===============
Capital shares outstanding                       3,096,268          3,278,079         36,688,348
                                           ===============    ===============    ===============
NET ASSET VALUE AND OFFERING PRICE PER
    SHARE                                          $12.982            $12.437            $22.880
                                           ===============    ===============    ===============
-------------------------------------------------------------------------------------------------
*   Investments at cost                    $    41,079,540    $    39,798,822    $   813,118,568

                        See notes to financial statements


                                                                                 Growth & Income

                                              Balanced         Equity Income         Equity
                                              Portfolio          Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
ASSETS

    Investments, at value (Note 1)*        $     8,911,959    $     6,430,878    $    15,703,468
    Cash                                           908,148            474,926            717,686
    Receivable for investments sold                     --             15,063                 --
    Receivable for Trust shares sold                    --                 --                 --
    Dividends receivable                             4,566             11,618             11,980
    Interest receivable                             58,012              8,033              8,602
    Receivable from investment adviser
        (Note 2)                                        --                746                 --
                                           ---------------    ---------------    ---------------
        Total assets                             9,882,685          6,941,264         16,441,736
                                           ---------------    ---------------    ---------------
LIABILITIES
    Payables for:

        Investments purchased                           --                 --                 --
        Trust shares redeemed                        1,751              2,297              5,997
        Securities on loan (Note 1)                     --                 --                 --
        Investment advisory fee payable
            (Note 2)                                 8,086                 --             13,412
    Accrued expenses                                 8,717             11,280             10,693
                                           ---------------    ---------------    ---------------
        Total liabilities                           18,554             13,577             30,102
                                           ---------------    ---------------    ---------------
NET ASSETS                                 $     9,864,131    $     6,927,687    $    16,411,634
                                           ===============    ===============    ===============
NET ASSETS REPRESENTED BY:
    Paid in surplus                        $     9,389,867    $     7,261,871    $    14,337,317
    Accumulated net realized gain                  269,226             89,915            736,144
    Unrealized appreciation
        (depreciation) on investments,
        futures contracts and foreign
        currency                                    91,705           (483,810)         1,315,422
    Undistributed (distributions in
        excess of) net investment income           113,333             59,711             22,751
                                           ---------------    ---------------    ---------------
        Total                              $     9,864,131    $     6,927,687    $    16,411,634
                                           ===============    ===============    ===============
Capital shares outstanding                         837,636            640,184          1,228,437
                                           ===============    ===============    ===============
NET ASSET VALUE AND OFFERING PRICE PER
    SHARE                                          $11.776            $10.821            $13.360
                                           ===============    ===============    ===============
-------------------------------------------------------------------------------------------------
*   Investments at cost                    $     8,820,254    $     6,914,688    $    14,388,046

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF OPERATIONS
FOR SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                           Small Cap Stock     Quality Bond       Select Equity
                                              Portfolio          Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
INVESTMENT INCOME
    Dividends (1)                         $        383,180   $             --   $      1,330,231
    Interest (2)                                   194,582          3,252,598            135,239
                                          ----------------   ----------------   ----------------
        Total investment income                    577,762          3,252,598          1,465,470
                                          ----------------   ----------------   ----------------
EXPENSES

    Investment advisory fee (Note 2)               475,544            247,693            810,557
    Custody, fund accounting,
        administration, and transfer
        agent fees                                  75,942             61,219             75,887
    Audit                                            8,580              9,403              8,580
    Trustee fees and expenses                        1,862              1,862              1,862
    Legal                                            2,826              2,826              2,826
    Shareholder reporting                           10,230              8,084             15,723
                                          ----------------   ----------------   ----------------
        Total expenses                             574,984            331,087            915,435
        Less expenses reimbursed by the
            adviser                                     --             41,045                 --
                                          ----------------   ----------------   ----------------
        Net expenses                               574,984            290,042            915,435
                                          ----------------   ----------------   ----------------
    Net investment income                            2,778          2,962,556            550,035
                                          ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS, FUTURES CONTRACTS
    AND FOREIGN CURRENCY RELATED
    TRANSACTIONS
    Net realized gain (loss) on
        investments                             15,085,400         (2,450,027)         7,821,531
    Net realized gain (loss) on futures
        contracts                                       --            340,865                 --
    Net realized gain on foreign
        currency related transactions                   --                 --                 --
                                          ----------------   ----------------   ----------------
        Net realized gain (loss) on
            investments, futures
            contracts and foreign
            currency related
            transactions                        15,085,400         (2,109,162)         7,821,531
                                          ----------------   ----------------   ----------------
    Unrealized appreciation

        (depreciation) on investments,
        futures contracts and foreign
        currency

            Beginning of period                 29,531,639         (3,085,537)        22,128,768
            End of period                       15,173,362           (665,840)        11,220,931
                                          ----------------   ----------------   ----------------
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency                   (14,358,277)         2,419,697        (10,907,837)
                                          ----------------   ----------------   ----------------
    Net realized and unrealized gain
        (loss) on investments, futures
        contracts and foreign currency
        related transactions                       727,123            310,535         (3,086,306)
                                          ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             $        729,901   $      3,273,091   $     (2,536,271)
                                          ================   ================   ================
-------------------------------------------------------------------------------------------------
(1) Dividend income is net of
    withholding taxes of:                 $             --   $             --   $            921
(2) Interest income includes security
    lending income of:                    $         43,992   $         19,050   $          5,997

                       See notes to financial statements.


                                                                                                           Mid-Cap

                                           Large Cap Stock   International Equity   Bond Debenture          Value
                                              Portfolio           Portfolio            Portfolio          Portfolio
                                          -----------------  --------------------  -----------------  -----------------
INVESTMENT INCOME
    Dividends (1)                         $      1,754,617     $      1,300,431    $        253,328   $        254,539
    Interest (2)                                   181,388               29,130           7,080,693             62,274
                                          ----------------     ----------------    ----------------   ----------------
        Total investment income                  1,936,005            1,329,561           7,334,021            316,813
                                          ----------------     ----------------    ----------------   ----------------
EXPENSES

    Investment advisory fee (Note 2)               862,445              539,174             621,182            168,256
    Custody, fund accounting,
        administration, and transfer
        agent fees                                  97,543              215,161              72,039             35,257
    Audit                                            8,580               11,802              10,324              9,501
    Trustee fees and expenses                        1,862                1,862               1,862              1,862
    Legal                                            2,826                2,826               2,826              2,826
    Shareholder reporting                           13,956               12,234              12,634              3,607
                                          ----------------     ----------------    ----------------   ----------------
        Total expenses                             987,212              783,059             720,867            221,309
        Less expenses reimbursed by the
            adviser                                     --                   --              16,929              2,499
                                          ----------------     ----------------    ----------------   ----------------
        Net expenses                               987,212              783,059             703,938            218,810
                                          ----------------     ----------------    ----------------   ----------------
    Net investment income                          948,793              546,502           6,630,083             98,003
                                          ----------------     ----------------    ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS, FUTURES CONTRACTS
    AND FOREIGN CURRENCY RELATED
    TRANSACTIONS
    Net realized gain (loss) on
        investments                               (471,380)          12,761,000             702,445          3,680,634
    Net realized gain (loss) on futures
        contracts                                  (21,225)                  --                  --                 --
    Net realized gain on foreign
        currency related transactions                   --              615,735                  --                 --
                                          ----------------     ----------------    ----------------   ----------------
        Net realized gain (loss) on
            investments, futures
            contracts and foreign
            currency related
            transactions                          (492,605)          13,376,735             702,445          3,680,634
                                          ----------------     ----------------    ----------------   ----------------
    Unrealized appreciation

        (depreciation) on investments,
        futures contracts and foreign
        currency

            Beginning of period                 26,924,802           30,271,049          (3,658,955)         1,206,064
            End of period                       21,383,788           10,654,224          (8,617,025)         3,083,787
                                          ----------------     ----------------    ----------------   ----------------
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency                    (5,541,014)         (19,616,825)         (4,958,070)         1,877,723
                                          ----------------     ----------------    ----------------   ----------------
    Net realized and unrealized gain
        (loss) on investments, futures
        contracts and foreign currency
        related transactions                    (6,033,619)          (6,240,090)         (4,255,625)         5,558,357
                                          ----------------     ----------------    ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             $     (5,084,826)    $     (5,693,588)   $      2,374,458   $      5,656,360
                                          ================     ================    ================   ================
-----------------------------------------------------------------------------------------------------------------------
(1) Dividend income is net of
    withholding taxes of:                 $         10,774     $        172,382    $             --   $             --
(2) Interest income includes security
    lending income of:                    $         12,228     $         19,148    $         15,990   $            405

                       See notes to financial statements.

COVA SERIES TRUST
STATEMENTS OF OPERATIONS
FOR SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                              Large Cap         Developing         Lord Abbett
                                              Research            Growth        Growth and Income
                                              Portfolio          Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
INVESTMENT INCOME
    Dividends (1)                         $        308,744   $         21,956   $      8,210,864
    Interest (2)                                    58,811             76,117            780,425
                                          ----------------   ----------------   ----------------
        Total investment income                    367,555             98,073          8,991,289
                                          ----------------   ----------------   ----------------
EXPENSES

    Investment advisory fee (Note 2)               186,583            169,650          2,743,783
    Custody, fund accounting,
        administration, and transfer
        agent fees                                  30,952             46,041            180,536
    Audit                                            9,501              9,501              9,501
    Trustee fees and expenses                        1,862              1,862              1,862
    Legal                                            2,826              2,826              2,826
    Shareholder reporting                            2,286              2,653             34,181
                                          ----------------   ----------------   ----------------
        Total expenses                             234,010            232,533          2,972,689
        Less expenses reimbursed by the
            adviser                                     --                296                 --
                                          ----------------   ----------------   ----------------
        Net expenses                               234,010            232,237          2,972,689
                                          ----------------   ----------------   ----------------
    Net investment income                          133,545           (134,164)         6,018,600
                                          ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS, FUTURES CONTRACTS
    AND FOREIGN CURRENCY RELATED
    TRANSACTIONS

    Net realized gain on investments             1,321,388             71,594          2,045,170
                                          ----------------   ----------------   ----------------
    Unrealized appreciation

        (depreciation) on investments,
        futures contracts and foreign
        currency

            Beginning of period                  3,702,361          6,233,807         67,801,952
            End of period                          558,266          1,359,391         40,156,254
                                          ----------------   ----------------   ----------------
    Net change in unrealized
        depreciation on investments,
        futures contracts and foreign
        currency                                (3,144,095)        (4,874,416)       (27,645,698)
                                          ----------------   ----------------   ----------------
    Net realized and unrealized loss on
        investments, futures contracts
        and foreign currency related
        transactions                            (1,822,707)        (4,802,822)       (25,600,528)
                                          ----------------   ----------------   ----------------
NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                       $     (1,689,162)  $     (4,936,986)  $    (19,581,928)
                                          ================   ================   ================
-------------------------------------------------------------------------------------------------
(1) Dividend income is net of
    withholding taxes of:                 $          1,053   $             --   $         61,808
(2) Interest income includes security
    lending income of:                    $          3,703   $          8,937   $        113,765

                        See notes to financial statements


                                                                                 Growth & Income

                                              Balanced         Equity Income         Equity
                                              Portfolio          Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
INVESTMENT INCOME
    Dividends (1)                         $         34,994   $         82,315   $         89,256
    Interest (2)                                   131,163             15,052             21,288
                                          ----------------   ----------------   ----------------
        Total investment income                    166,157             97,367            110,544
                                          ----------------   ----------------   ----------------
EXPENSES

    Investment advisory fee (Note 2)                48,006             34,181             79,806
    Custody, fund accounting,
        administration, and transfer
        agent fees                                  26,463             25,853             27,537
    Audit                                            7,687              7,313              7,313
    Trustee fees and expenses                        1,862              1,862              1,862
    Legal                                            2,826              2,826              2,826
    Shareholder reporting                              577                567                872
                                          ----------------   ----------------   ----------------
        Total expenses                              87,421             72,602            120,216
        Less expenses reimbursed by the
            adviser                                 34,609             34,999             32,421
                                          ----------------   ----------------   ----------------
        Net expenses                                52,812             37,603             87,795
                                          ----------------   ----------------   ----------------
    Net investment income                          113,345             59,764             22,749
                                          ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS, FUTURES CONTRACTS
    AND FOREIGN CURRENCY RELATED
    TRANSACTIONS

    Net realized gain on investments               269,262            130,418            738,764
                                          ----------------   ----------------   ----------------
    Unrealized appreciation

        (depreciation) on investments,
        futures contracts and foreign
        currency

            Beginning of period                    477,859            (86,125)         2,349,356
            End of period                           91,705           (483,810)         1,315,422
                                          ----------------   ----------------   ----------------
    Net change in unrealized
        depreciation on investments,
        futures contracts and foreign
        currency                                  (386,154)          (397,685)        (1,033,934)
                                          ----------------   ----------------   ----------------
    Net realized and unrealized loss on
        investments, futures contracts
        and foreign currency related
        transactions                              (116,892)          (267,267)          (295,170)
                                          ----------------   ----------------   ----------------
NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                       $         (3,547)  $       (207,503)  $       (272,421)
                                          ================   ================   ================
-------------------------------------------------------------------------------------------------
(1) Dividend income is net of
    withholding taxes of:                 $             28   $             --   $             92
(2) Interest income includes security
    lending income of:                    $             --   $             --   $             --

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                    Small Cap Stock                       Quality Bond
                                                       Portfolio                            Portfolio
                                          -----------------------------------  -----------------------------------
                                          Six months ended      Year ended     Six months ended      Year ended
                                            June 30, 2000      December 31,      June 30, 2000      December 31,
                                             (Unaudited)           1999           (Unaudited)           1999
                                          -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                 $        2,778      $       88,108   $    2,962,556      $    5,313,461
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                          15,085,400           8,168,219       (2,109,162)         (3,044,365)
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                         (14,358,277)         25,442,404        2,419,697          (3,536,555)
                                          --------------      --------------   --------------      --------------
    Net increase (decrease) in net
        assets resulting from operations         729,901          33,698,731        3,273,091          (1,267,459)
                                          --------------      --------------   --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (1,301)           (225,815)      (5,358,301)         (1,063,522)
    Net realized gains                        (4,473,735)                 --               --            (532,208)
                                          --------------      --------------   --------------      --------------
    Total distributions                       (4,475,036)           (225,815)      (5,358,301)         (1,595,730)
                                          --------------      --------------   --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  5,917,913           5,349,852        2,512,245          66,930,667
    Net asset value of shares issued
        through dividend reinvestment          4,475,036             225,815        5,358,301           1,595,730
    Cost of shares repurchased                (2,770,301)         (7,898,260)     (10,019,751)        (15,870,190)
                                          --------------      --------------   --------------      --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                     7,622,648          (2,322,593)      (2,149,205)         52,656,207
                                          --------------      --------------   --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        3,877,513          31,150,323       (4,234,415)         49,793,018
NET ASSETS:
    Beginning period                         109,311,631          78,161,308       95,605,069          45,812,051
                                          --------------      --------------   --------------      --------------
    End of period                         $  113,189,144      $  109,311,631   $   91,370,654      $   95,605,069
                                          ==============      ==============   ==============      ==============
    Net Assets at end of period includes
        undistributed net investment
        income                            $        2,934      $        1,457   $    2,963,305      $    5,359,050
                                          ==============      ==============   ==============      ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                               6,330,087           6,523,058        8,960,770           4,157,310
                                          --------------      --------------   --------------      --------------
Shares sold                                      328,739             433,399          232,767           6,125,624
Shares issued through dividend
    reinvestment                                 275,833              18,118          516,874             150,560
Shares repurchased                              (156,934)           (644,488)        (930,941)         (1,472,724)
                                          --------------      --------------   --------------      --------------
Net increase (decrease) in shares
    outstanding                                  447,638            (192,971)        (181,300)          4,803,460
                                          --------------      --------------   --------------      --------------
Ending shares                                  6,777,725           6,330,087        8,779,470           8,960,770
                                          ==============      ==============   ==============      ==============

                        See notes to financial statements


                                                     Select Equity                       Large Cap Stock
                                                       Portfolio                            Portfolio
                                          -----------------------------------  -----------------------------------
                                          Six months ended      Year ended     Six months ended      Year ended
                                            June 30, 2000      December 31,      June 30, 2000      December 31,
                                             (Unaudited)           1999           (Unaudited)           1999
                                          -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                 $      550,035      $    1,222,805   $      948,793      $    1,705,284
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                           7,821,531          15,949,952         (492,605)         21,044,860
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                         (10,907,837)          3,971,464       (5,541,014)         10,578,973
                                          --------------      --------------   --------------      --------------
    Net increase (decrease) in net
        assets resulting from operations      (2,536,271)         21,144,221       (5,084,826)         33,329,117
                                          --------------      --------------   --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (1,210,437)           (584,001)      (1,704,999)           (316,889)
    Net realized gains                       (16,230,646)        (19,820,406)     (21,235,976)         (6,916,352)
                                          --------------      --------------   --------------      --------------
    Total distributions                      (17,441,083)        (20,404,407)     (22,940,975)         (7,233,241)
                                          --------------      --------------   --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  5,391,930          34,325,012       23,683,680         152,714,691
    Net asset value of shares issued
        through dividend reinvestment         17,441,083          20,404,407       22,940,975           7,233,241
    Cost of shares repurchased                (6,705,722)         (3,535,467)      (5,438,712)        (26,677,903)
                                          --------------      --------------   --------------      --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                    16,127,291          51,193,952       41,185,943         133,270,029
                                          --------------      --------------   --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (3,850,063)         51,933,766       13,160,142         159,365,905
NET ASSETS:
    Beginning period                         249,701,949         197,768,183      263,127,148         103,761,243
                                          --------------      --------------   --------------      --------------
    End of period                         $  245,851,886      $  249,701,949   $  276,287,290      $  263,127,148
                                          ==============      ==============   ==============      ==============
    Net Assets at end of period includes
        undistributed net investment
        income                            $      549,242      $    1,209,644   $      948,363      $    1,704,569
                                          ==============      ==============   ==============      ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                              15,497,466          12,301,851       12,726,910           5,727,886
                                          --------------      --------------   --------------      --------------
Shares sold                                      345,020           2,116,682        1,203,684           8,057,353
Shares issued through dividend
    reinvestment                               1,179,463           1,303,210        1,241,655             375,063
Shares repurchased                              (429,129)           (224,277)        (273,205)         (1,433,392)
                                          --------------      --------------   --------------      --------------
Net increase (decrease) in shares
    outstanding                                1,095,354           3,195,615        2,172,134           6,999,024
                                          --------------      --------------   --------------      --------------
Ending shares                                 16,592,820          15,497,466       14,899,044          12,726,910
                                          ==============      ==============   ==============      ==============

                                                 International Equity
                                                       Portfolio

                                          -----------------------------------
                                          Six months ended      Year ended
                                            June 30, 2000      December 31,
                                             (Unaudited)           1999
                                          -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                 $      546,502      $      704,396
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                          13,376,735           8,612,909
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                         (19,616,825)         21,164,293
                                          --------------      --------------
    Net increase (decrease) in net
        assets resulting from operations      (5,693,588)         30,481,598
                                          --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (585,699)           (565,919)
    Net realized gains                        (8,527,635)         (1,512,457)
                                          --------------      --------------
    Total distributions                       (9,113,334)         (2,078,376)
                                          --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  9,540,658          11,679,051
    Net asset value of shares issued
        through dividend reinvestment          9,113,334           2,078,376
    Cost of shares repurchased                (4,193,326)         (8,564,792)
                                          --------------      --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                    14,460,666           5,192,635
                                          --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (346,256)         33,595,857
NET ASSETS:
    Beginning period                         138,071,153         104,475,296
                                          --------------      --------------
    End of period                         $  137,724,897      $  138,071,153
                                          ==============      ==============
    Net Assets at end of period includes
        undistributed net investment
        income                            $      438,992      $      478,189
                                          ==============      ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                               8,509,824           8,125,765
                                          --------------      --------------
Shares sold                                      601,224             861,951
Shares issued through dividend
    reinvestment                                 632,819             153,263
Shares repurchased                              (265,402)           (631,155)
                                          --------------      --------------
Net increase (decrease) in shares
    outstanding                                  968,641             384,059
                                          --------------      --------------
Ending shares                                  9,478,465           8,509,824
                                          ==============      ==============

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                    Bond Debenture                      Mid-Cap Value
                                                      Portfolio                           Portfolio
                                          ----------------------------------  ----------------------------------
                                          Six months ended     Year ended     Six months ended     Year ended
                                            June 30, 2000     December 31,      June 30, 2000     December 31,
                                             (Unaudited)          1999           (Unaudited)          1999
                                          -----------------  ---------------  -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $    6,630,083     $   10,881,164   $       98,003     $      123,771
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                             702,445         (2,283,490)       3,680,634            459,652
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                          (4,958,070)        (3,287,343)       1,877,723            821,269
                                          --------------     --------------   --------------     --------------
    Net increase (decrease) in net
        assets resulting from operations       2,374,458          5,310,331        5,656,360          1,404,692
                                          --------------     --------------   --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (10,882,595)        (3,223,792)        (115,041)           (33,769)
    Net realized gains                                --         (1,044,699)        (243,686)                --
                                          --------------     --------------   --------------     --------------
    Total distributions                      (10,882,595)        (4,268,491)        (358,727)           (33,769)
                                          --------------     --------------   --------------     --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  2,914,261         53,944,111        4,685,779         10,362,789
    Net asset value of shares issued
        through dividend reinvestment         10,882,595          4,268,491          358,727             33,769
    Cost of shares repurchased               (10,278,992)        (9,101,140)        (723,206)          (663,920)
                                          --------------     --------------   --------------     --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                     3,517,864         49,111,462        4,321,300          9,732,638
                                          --------------     --------------   --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (4,990,273)        50,153,302        9,618,933         11,103,561
NET ASSETS:
    Beginning period                         170,155,807        120,002,505       29,424,120         18,320,559
                                          --------------     --------------   --------------     --------------
    End of period                         $  165,165,534     $  170,155,807   $   39,043,053     $   29,424,120
                                          ==============     ==============   ==============     ==============
    Net Assets at end of period includes
        undistributed (distributions in
        excess of) net investment income  $    6,629,805     $   10,882,317   $       97,780     $      114,818
                                          ==============     ==============   ==============     ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                              13,640,172          9,692,597        2,634,576          1,731,193
                                          --------------     --------------   --------------     --------------
Shares sold                                      232,906          4,336,782          395,360            960,855
Shares issued through dividend
    reinvestment                                 921,489            349,891           27,185              2,901
Shares repurchased                              (819,795)          (739,098)         (60,922)           (60,373)
                                          --------------     --------------   --------------     --------------
Net increase (decrease) in shares
    outstanding                                  334,600          3,947,575          361,623            903,383
                                          --------------     --------------   --------------     --------------
Ending shares                                 13,974,772         13,640,172        2,996,199          2,634,576
                                          ==============     ==============   ==============     ==============

-------------------

  * Fund commenced operations on January 8, 1999.

                        See notes to financial statements


                                                  Large Cap Research                  Developing Growth
                                                      Portfolio                           Portfolio
                                          ----------------------------------  ----------------------------------
                                          Six months ended     Year ended     Six months ended     Year ended
                                            June 30, 2000     December 31,      June 30, 2000     December 31,
                                             (Unaudited)          1999           (Unaudited)          1999
                                          -----------------  ---------------  -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $      133,545     $       99,599   $     (134,164)    $     (164,847)
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                           1,321,388          3,703,701           71,594          2,631,357
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                          (3,144,095)         2,233,661       (4,874,416)         4,835,963
                                          --------------     --------------   --------------     --------------
    Net increase (decrease) in net
        assets resulting from operations      (1,689,162)         6,036,961       (4,936,986)         7,302,473
                                          --------------     --------------   --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (99,829)           (43,197)              --                 --
    Net realized gains                        (3,585,970)                --       (2,070,624)                --
                                          --------------     --------------   --------------     --------------
    Total distributions                       (3,685,799)           (43,197)      (2,070,624)                --
                                          --------------     --------------   --------------     --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  6,714,450         16,222,683       12,434,665         11,026,779
    Net asset value of shares issued
        through dividend reinvestment          3,685,799             43,197        2,070,624                 --
    Cost of shares repurchased                  (827,590)          (127,622)        (286,509)          (662,604)
                                          --------------     --------------   --------------     --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                     9,572,659         16,138,258       14,218,780         10,364,175
                                          --------------     --------------   --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS        4,197,698         22,132,022        7,211,170         17,666,648
NET ASSETS:
    Beginning period                          35,997,913         13,865,891       33,557,113         15,890,465
                                          --------------     --------------   --------------     --------------
    End of period                         $   40,195,611     $   35,997,913   $   40,768,283     $   33,557,113
                                          ==============     ==============   ==============     ==============
    Net Assets at end of period includes
        undistributed (distributions in
        excess of) net investment income  $      133,289     $       99,573   $     (133,520)    $          644
                                          ==============     ==============   ==============     ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                               2,401,262          1,158,927        2,254,403          1,413,656
                                          --------------     --------------   --------------     --------------
Shares sold                                      473,007          1,248,721          872,716            895,038
Shares issued through dividend
    reinvestment                                 280,043              3,287          172,239                 --
Shares repurchased                               (58,044)            (9,673)         (21,279)           (54,291)
                                          --------------     --------------   --------------     --------------
Net increase (decrease) in shares
    outstanding                                  695,006          1,242,335        1,023,676            840,747
                                          --------------     --------------   --------------     --------------
Ending shares                                  3,096,268          2,401,262        3,278,079          2,254,403
                                          ==============     ==============   ==============     ==============

                                                     Lord Abbett
                                             Growth and Income Portfolio

                                          ----------------------------------
                                          Six months ended    Period ended
                                            June 30, 2000     December 31,
                                             (Unaudited)          1999*
                                          -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)          $    6,018,600     $   10,096,702
    Net realized gain (loss) on
        investments, futures contracts,
        and foreign currency related
        transactions                           2,045,170         13,627,935
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                         (27,645,698)        67,801,952
                                          --------------     --------------
    Net increase (decrease) in net
        assets resulting from operations     (19,581,928)        91,526,589
                                          --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (10,099,192)                --
    Net realized gains                       (14,025,467)                --
                                          --------------     --------------
    Total distributions                      (24,124,659)                --
                                          --------------     --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                  4,900,141        831,899,157
    Net asset value of shares issued
        through dividend reinvestment         24,124,659                 --
    Cost of shares repurchased               (32,894,413)       (36,437,388)
                                          --------------     --------------
    Net increase (decrease) in net
        assets from capital
        share transactions                    (3,869,613)       795,461,769
                                          --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (47,576,200)       886,988,358
NET ASSETS:
    Beginning period                         886,988,358                 --
                                          --------------     --------------
    End of period                         $  839,412,158     $  886,988,358
                                          ==============     ==============
    Net Assets at end of period includes
        undistributed (distributions in
        excess of) net investment income  $    6,016,110     $   10,096,702
                                          ==============     ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                              36,849,506                 --
                                          --------------     --------------
Shares sold                                      210,321         38,459,861
Shares issued through dividend
    reinvestment                               1,041,818                 --
Shares repurchased                            (1,413,297)        (1,610,355)
                                          --------------     --------------
Net increase (decrease) in shares
    outstanding                                 (161,158)        36,849,506
                                          --------------     --------------
Ending shares                                 36,688,348         36,849,506
                                          ==============     ==============

-------------------

  * Fund commenced operations on January 8, 1999.

                        See notes to financial statements

COVA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                       Balanced
                                                       Portfolio

                                          -----------------------------------
                                          Six months ended      Year ended
                                            June 30, 2000      December 31,
                                             (Unaudited)           1999
                                          -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                 $      113,345      $      185,242
    Net realized gain on investments,
        futures contracts, and foreign
        currency related transactions            269,262             148,258
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                            (386,154)            175,022
                                          --------------      --------------
    Net increase (decrease) in net
        assets resulting from operations          (3,547)            508,522
                                          --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           (754)           (185,699)
    Net realized gains                           (66,570)            (92,940)
                                          --------------      --------------
    Total distributions                          (67,324)           (278,639)
                                          --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                    808,361           5,153,301
    Net asset value of shares issued
        through dividend reinvestment             67,324             278,639
    Cost of shares repurchased                  (668,330)           (506,935)
                                          --------------      --------------
    Net increase in net assets from
        capital share transactions               207,356           4,925,005
                                          --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          136,485           5,154,888
NET ASSETS:
    Beginning period                           9,727,646           4,572,758
                                          --------------      --------------
    End of period                         $    9,864,131      $    9,727,646
                                          ==============      ==============
    Net Assets at end of period includes
        undistributed net investment
        income                            $      113,333      $          742
                                          ==============      ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                                 820,358             401,205
                                          --------------      --------------
Shares sold                                       69,588             436,860
Shares issued through dividend
    reinvestment                                   5,737              23,528
Shares repurchased                               (58,047)            (41,235)
                                          --------------      --------------
Net increase in shares outstanding                17,278             419,153
                                          --------------      --------------
Ending shares                                    837,636             820,358
                                          ==============      ==============

                        See notes to financial statements


                                                     Equity Income                   Growth & Income Equity
                                                       Portfolio                            Portfolio
                                          -----------------------------------  -----------------------------------
                                          Six months ended      Year ended     Six months ended      Year ended
                                            June 30, 2000      December 31,      June 30, 2000      December 31,
                                             (Unaudited)           1999           (Unaudited)           1999
                                          -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                 $       59,764      $      115,317   $       22,749      $       58,659
    Net realized gain on investments,
        futures contracts, and foreign
        currency related transactions            130,418             199,162          738,764             230,954
    Net change in unrealized
        appreciation (depreciation) on
        investments, futures contracts
        and foreign currency related
        transactions                            (397,685)           (233,913)      (1,033,934)          1,678,750
                                          --------------      --------------   --------------      --------------
    Net increase (decrease) in net
        assets resulting from operations        (207,503)             80,566         (272,421)          1,968,363
                                          --------------      --------------   --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (1,537)           (112,474)              --             (58,640)
    Net realized gains                                --            (327,155)        (232,645)           (104,246)
                                          --------------      --------------   --------------      --------------
    Total distributions                           (1,537)           (439,629)        (232,645)           (162,886)
                                          --------------      --------------   --------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                    387,706           2,550,012          628,656           5,893,218
    Net asset value of shares issued
        through dividend reinvestment              1,537             439,629          232,645             162,886
    Cost of shares repurchased                  (223,032)           (355,199)        (362,644)           (510,033)
                                          --------------      --------------   --------------      --------------
    Net increase in net assets from
        capital share transactions               166,211           2,634,442          498,657           5,546,071
                                          --------------      --------------   --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (42,829)          2,275,379           (6,409)          7,351,548
NET ASSETS:
    Beginning period                           6,970,516           4,695,137       16,418,043           9,066,495
                                          --------------      --------------   --------------      --------------
    End of period                         $    6,927,687      $    6,970,516   $   16,411,634      $   16,418,043
                                          ==============      ==============   ==============      ==============
    Net Assets at end of period includes
        undistributed net investment
        income                            $       59,711      $        1,484   $       22,751      $            2
                                          ==============      ==============   ==============      ==============
CAPITAL SHARE TRANSACTIONS:
Beginning shares                                 624,111             403,852        1,190,729             755,861
                                          --------------      --------------   --------------      --------------
Shares sold                                       36,934             209,770           47,582             461,285
Shares issued through dividend
    reinvestment                                     138              38,718           17,503              12,120
Shares repurchased                               (20,999)            (28,229)         (27,377)            (38,537)
                                          --------------      --------------   --------------      --------------
Net increase in shares outstanding                16,073             220,259           37,708             434,868
                                          --------------      --------------   --------------      --------------
Ending shares                                    640,184             624,111        1,228,437           1,190,729
                                          ==============      ==============   ==============      ==============

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                      Small Cap Stock
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     17.269       $   11.982        $   13.105        $   10.922          $       10.512
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.000+           0.015             0.051             0.057                   0.057
            Net realized and
                unrealized

                gains (losses)         0.119            5.307            (0.722)            2.217                   0.843
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                 0.119            5.322            (0.671)            2.274                   0.900
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                    --+          (0.035)           (0.017)           (0.055)                 (0.055)
            Distributions from
                net realized
                gains                 (0.688)              --            (0.435)           (0.036)                 (0.435)
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (0.688)          (0.035)           (0.452)           (0.091)                 (0.490)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     16.700       $   17.269        $   11.982        $   13.105          $       10.922
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                           0.80%*          44.56%            (5.40%)           20.89%                   8.65%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $      113.2       $    109.3        $     78.2        $     59.8          $         14.7

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       1.03%**          1.05%             0.95%             0.95%                   0.95%**
        Net investment income          0.00%**(1)       0.11%             0.45%             0.56%                   0.87%**

    PORTFOLIO TURNOVER RATE            57.4%*          123.5%             62.4%             79.1%                  102.4%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:                N/A            1.09%             1.12%             1.39%                   2.68%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                               N/A            0.07%             0.28%             0.12%                  (0.86%)**

*    Non-annualized
**   Annualized

+ Less than $.0005 per share (1) Amount is less than 0.00% N/A Not Applicable

                        See notes to financial statements


                                                                        Quality Bond
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     10.669       $   11.020        $   10.405        $   10.082          $        9.897
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.386            0.459             0.490             0.446                   0.459
            Net realized and
                unrealized

                gains (losses)        (0.001)          (0.631)            0.365             0.452                   0.102
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                 0.385           (0.172)            0.855             0.898                   0.561
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                (0.647)          (0.119)           (0.240)           (0.531)                 (0.376)
            Distributions from
                net realized
                gains                     --           (0.060)               --            (0.044)                     --
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (0.647)          (0.179)           (0.240)           (0.575)                 (0.376)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     10.407       $   10.669        $   11.020        $   10.405          $       10.082
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                           3.65%*          (1.54%)            8.37%             9.06%                   5.68%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $       91.4       $     95.6        $     45.8        $     18.6          $          5.8

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       0.63%**          0.64%             0.65%             0.65%                   0.65%**
        Net investment income          6.47%**          5.67%             5.59%             5.92%                   5.94%**

    PORTFOLIO TURNOVER RATE           135.5%*          369.5%            255.4%            163.7%                  181.3%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:              0.72%**          0.71%             0.86%             1.08%                   1.52%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                             6.38%**          5.60%             5.38%             5.49%                   5.07%**

*    Non-annualized
**   Annualized

+ Less than $.0005 per share (1) Amount is less than 0.00% N/A Not Applicable

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                       Select Equity
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     16.112       $   16.076        $   13.966        $   10.742          $       10.084
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.034            0.074             0.091             0.078                   0.081
            Net realized and
                unrealized

                gains (losses)        (0.197)           1.451             2.983             3.294                   0.771
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                (0.163)           1.525             3.074             3.372                   0.852
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                (0.079)          (0.043)           (0.046)           (0.077)                 (0.081)
            Distributions from
                net realized
                gains                 (1.053)          (1.446)           (0.918)           (0.071)                 (0.113)
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (1.132)          (1.489)           (0.964)           (0.148)                 (0.194)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     14.817       $   16.112        $   16.076        $   13.966          $       10.742
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                          (0.97%)*          9.71%            22.56%            31.55%                   8.52%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $      245.9       $    249.7        $    197.8        $    106.9          $         23.8

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       0.76%**          0.77%             0.78%             0.83%                   0.85%**
        Net investment income          0.46%**          0.55%             0.68%             0.81%                   1.35%**

    PORTFOLIO TURNOVER RATE             4.6%*          133.8%            182.9%            134.8%                  123.9%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:                N/A              N/A             0.86%             1.00%                   1.70%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                               N/A              N/A             0.60%             0.64%                   0.50%**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements


                                                                      Large Cap Stock
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     20.675       $   18.115        $   13.845        $   11.112          $       10.003
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.055            0.105             0.098             0.113                   0.124
            Net realized and
                unrealized

                gains (losses)        (0.507)           3.057             4.357             3.560                   1.304
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                (0.452)           3.162             4.455             3.673                   1.428
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                (0.125)          (0.026)           (0.043)           (0.118)                 (0.122)
            Distributions from
                net realized
                gains                 (1.554)          (0.576)           (0.142)           (0.822)                 (0.197)
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (1.679)          (0.602)           (0.185)           (0.940)                 (0.319)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     18.544       $   20.675        $   18.115        $   13.845          $       11.112
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                          (2.15%)*         17.64%            32.31%            33.25%                  14.35%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $      276.3       $    263.1        $    103.8        $     32.3          $         16.8

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       0.74%**          0.75%             0.75%             0.75%                   0.75%**
        Net investment income          0.71%**          0.75%             0.77%             0.99%                   1.56%**

    PORTFOLIO TURNOVER RATE            30.1%*           63.2%             62.4%             59.5%                   35.5%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:                N/A            0.76%             0.94%             1.08%                   1.23%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                               N/A            0.74%             0.58%             0.66%                   1.08%**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                    International Equity
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     16.225       $   12.857        $   11.472        $   10.959          $       10.215
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.056            0.083             0.117             0.122                   0.096
            Net realized and
                unrealized

                gains (losses)        (0.723)           3.534             1.491             0.539                   0.755
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                (0.667)           3.617             1.608             0.661                   0.851
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                (0.066)          (0.068)           (0.220)           (0.137)                 (0.086)
            Distributions from
                net realized
                gains                 (0.962)          (0.181)           (0.003)           (0.011)                 (0.021)
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (1.028)          (0.249)           (0.223)           (0.148)                 (0.107)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     14.530       $   16.225        $   12.857        $   11.472          $       10.959
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                          (4.08%)*         28.52%            14.07%             5.96%                   8.44%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $      137.7       $    138.1        $    104.5        $     68.8          $         15.6

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       1.15%**          1.10%             0.91%             0.95%                   0.95%**
        Net investment income          0.80%**          0.62%             0.97%             1.35%                   1.43%**

    PORTFOLIO TURNOVER RATE            56.3%*           82.8%             74.0%             74.1%                   48.2%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:                N/A            1.15%             1.09%             1.53%                   3.80%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                               N/A            0.57%             0.79%             0.77%                  (1.42%)**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements


                                                                       Bond Debenture
                                                                         Portfolio

                                --------------------------------------------------------------------------------------------
                                                                                                           For the period
                                                                                                          from May 1, 1996

                                Six months ended      Year ended        Year ended        Year ended      (date of initial
                                  June 30, 2000      December 31,      December 31,      December 31,    public offering) to
                                   (Unaudited)           1999              1998              1997         December 31, 1996
                                --------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
    PERIOD                      $     12.475       $   12.381        $   12.112        $   10.970          $       10.098
                                ------------       ----------        ----------        ----------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment

                income                 0.509            0.710             0.682             0.544                   0.345
            Net realized and
                unrealized

                gains (losses)        (0.333)          (0.293)            0.072             1.147                   0.949
                                ------------       ----------        ----------        ----------          --------------
        TOTAL FROM INVESTMENT
            OPERATIONS                 0.176            0.417             0.754             1.691                   1.294
                                ------------       ----------        ----------        ----------          --------------
        DISTRIBUTIONS

            Dividends from net
                investment

                income                (0.832)          (0.244)           (0.349)           (0.549)                 (0.342)
            Distributions from
                net realized
                gains                     --           (0.079)           (0.136)               --                  (0.080)
                                ------------       ----------        ----------        ----------          --------------
        TOTAL DISTRIBUTIONS           (0.832)          (0.323)           (0.485)           (0.549)                 (0.422)
                                ------------       ----------        ----------        ----------          --------------
NET ASSET VALUE, END OF PERIOD  $     11.819       $   12.475        $   12.381        $   12.112          $       10.970
                                ------------       ----------        ----------        ----------          --------------
TOTAL RETURN                           1.47%*           3.40%             6.26%            15.63%                  12.89%*
                                ------------       ----------        ----------        ----------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period

        (In millions)           $      165.2       $    170.2        $    120.0        $     55.4          $          7.7

    RATIOS TO AVERAGE NET
        ASSETS (1):
        Expenses                       0.85%**          0.85%             0.85%             0.85%                   0.85%**
        Net investment income          8.01%**          6.74%             6.58%             6.68%                   7.26%**

    PORTFOLIO TURNOVER RATE            34.7%*           46.7%             84.7%            100.3%                   58.1%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses

   to Average Net Assets:              0.87%**          0.86%             0.93%             1.07%                   2.05%**

   Ratio of Net Investment
   Income to Average Net

   Assets:                             7.99%**          6.73%             6.50%             6.46%                   6.06%**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                             Mid-Cap Value
                                                                               Portfolio

                                          -----------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                         from August 20, 1997
                                           Six months ended        Year ended           Year ended          (commencement
                                             June 30, 2000        December 31,         December 31,       of operations) to
                                              (Unaudited)             1999                 1998           December 31, 1997
                                          -----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $       11.168       $       10.583       $       10.481          $       10.000
                                          --------------       --------------       --------------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment income                  0.028                0.042                0.032                   0.010
            Net realized and unrealized
                gains (losses)                     1.956                0.557                0.087                   0.481
                                          --------------       --------------       --------------          --------------
        TOTAL FROM INVESTMENT OPERATIONS           1.984                0.599                0.119                   0.491
                                          --------------       --------------       --------------          --------------
        DISTRIBUTIONS

            Dividends from net

                investment income                 (0.039)              (0.014)              (0.017)                 (0.010)
            Distributions from net

                realized gains                    (0.082)                  --                   --                      --
                                          --------------       --------------       --------------          --------------
        TOTAL DISTRIBUTIONS                       (0.121)              (0.014)              (0.017)                 (0.010)
                                          --------------       --------------       --------------          --------------
NET ASSET VALUE, END OF PERIOD            $       13.031       $       11.168       $       10.583          $       10.481
                                          --------------       --------------       --------------          --------------
TOTAL RETURN                                      17.72%*               5.71%                1.11%                   4.90%*
                                          --------------       --------------       --------------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In

        millions)                         $         39.0       $         29.4       $         18.3          $          2.2

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                   1.30%**              1.25%                1.10%                   1.10%**
        Net investment income                      0.58%**              0.50%                0.44%                   0.97%**

    PORTFOLIO TURNOVER RATE                        47.8%*               64.3%                41.0%                    1.5%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to

   Average Net Assets:                             1.31%**              1.41%                1.68%                   8.41%**

   Ratio of Net Investment Income to

   Average Net Assets:                             0.57%**              0.34%               (0.14%)                 (6.34%)**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements


                                                                          Large Cap Research
                                                                               Portfolio

                                          -----------------------------------------------------------------------------------
                                                                                                            For the period
                                                                                                         from August 20, 1997
                                           Six months ended        Year ended           Year ended          (commencement
                                             June 30, 2000        December 31,         December 31,       of operations) to
                                              (Unaudited)             1999                 1998           December 31, 1997
                                          -----------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $       14.991       $       11.964       $        9.905          $       10.000
                                          --------------       --------------       --------------          --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment income                  0.038                0.026                0.069                   0.017
            Net realized and unrealized
                gains (losses)                    (0.736)               3.023                2.023                  (0.096)
                                          --------------       --------------       --------------          --------------
        TOTAL FROM INVESTMENT OPERATIONS          (0.698)               3.049                2.092                  (0.079)
                                          --------------       --------------       --------------          --------------
        DISTRIBUTIONS

            Dividends from net

                investment income                 (0.036)              (0.022)              (0.033)                 (0.016)
            Distributions from net

                realized gains                    (1.275)                  --                   --                      --
                                          --------------       --------------       --------------          --------------
        TOTAL DISTRIBUTIONS                       (1.311)              (0.022)              (0.033)                 (0.016)
                                          --------------       --------------       --------------          --------------
NET ASSET VALUE, END OF PERIOD            $       12.982       $       14.991       $       11.964          $        9.905
                                          --------------       --------------       --------------          --------------
TOTAL RETURN                                      (4.78%)*             25.54%               21.04%                  (0.74%)*
                                          --------------       --------------       --------------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In

        millions)                         $         40.2       $         36.0       $         13.9          $          1.4

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                   1.25%**              1.25%                1.10%                   1.10%**
        Net investment income                      0.72%**              0.41%                0.97%                   1.53%**

    PORTFOLIO TURNOVER RATE                        38.5%*               67.7%               103.0%                    1.3%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to

   Average Net Assets:                               N/A                1.38%                1.95%                  10.04%**

   Ratio of Net Investment Income to

   Average Net Assets:                               N/A                0.28%                0.12%                  (7.41%)**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                               Developing Growth
                                                                                   Portfolio

                                              -----------------------------------------------------------------------------------
                                                                                                                For the period
                                                                                                             from August 20, 1997
                                               Six months ended        Year ended           Year ended          (commencement
                                                 June 30, 2000        December 31,         December 31,       of operations) to
                                                  (Unaudited)             1999                 1998           December 31, 1997
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       14.885       $       11.241       $       10.549          $       10.000
                                              --------------       --------------       --------------          --------------
        INCOME FROM INVESTMENT OPERATIONS
            Net investment income                     (0.041)              (0.073)              (0.025)                  0.002
            Net realized and unrealized
                gains (losses)                        (1.734)               3.717                0.723                   0.549
                                              --------------       --------------       --------------          --------------
        TOTAL FROM INVESTMENT OPERATIONS              (1.775)               3.644                0.698                   0.551
                                              --------------       --------------       --------------          --------------
        DISTRIBUTIONS
            Dividends from net investment
                income                                    --                   --                   --                  (0.002)
            Distributions from net realized
                gains                                 (0.673)                  --               (0.006)                     --
                                              --------------       --------------       --------------          --------------
        TOTAL DISTRIBUTIONS                           (0.673)                  --               (0.006)                 (0.002)
                                              --------------       --------------       --------------          --------------
NET ASSET VALUE, END OF PERIOD                $       12.437       $       14.885       $       11.241          $       10.549
                                              --------------       --------------       --------------          --------------
TOTAL RETURN                                         (11.78%)*             32.47%*               6.60%                   5.52%*
                                              --------------       --------------       --------------          --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In millions)   $         40.8       $         33.6       $         15.9          $          1.7

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                       1.23%**              1.15%                1.00%                   1.00%**
        Net investment income                         (0.71%)**            (0.73%)              (0.47%)                  0.18%**

    PORTFOLIO TURNOVER RATE                            26.0%*               53.2%                18.7%                    9.1%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to Average

   Net Assets:                                         1.23%**              1.34%                1.70%                   9.00%**

   Ratio of Net Investment Income to Average

   Net Assets:                                        (0.71%)**            (0.92%)              (1.17%)                 (7.82%)**

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements


                                                          Lord Abbett Growth and Income

                                                                       Portfolio

                                                    -----------------------------------------
                                                                            For the period
                                                                         from January 8, 1999
                                                     Six months ended       (commencement
                                                       June 30, 2000      of operations) to
                                                        (Unaudited)       December 31, 1999
                                                    -----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       24.071       $       21.603
                                                    --------------       --------------
        INCOME FROM INVESTMENT OPERATIONS
            Net investment income                            0.173                0.274
            Net realized and unrealized gains
                (losses)                                    (0.688)               2.194
                                                    --------------       --------------
        TOTAL FROM INVESTMENT OPERATIONS                    (0.515)               2.468
                                                    --------------       --------------
        DISTRIBUTIONS

            Dividends from net investment income            (0.283)                  --
            Distributions from net realized gains           (0.393)                  --
                                                    --------------       --------------
        TOTAL DISTRIBUTIONS                                 (0.676)                  --
                                                    --------------       --------------
NET ASSET VALUE, END OF PERIOD                      $       22.880       $       24.071
                                                    --------------       --------------
TOTAL RETURN                                                (2.17%)*             11.38%*
                                                    --------------       --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In millions)         $        839.4       $        887.0

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                             0.70%**              0.70%**
        Net investment income                                1.43%**              1.24%**

    PORTFOLIO TURNOVER RATE                                  28.6%*               70.8%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to Average Net

   Assets:                                                     N/A                  N/A

   Ratio of Net Investment Income to Average Net

   Assets:                                                     N/A                  N/A

                                                                                        Balanced
                                                                                       Portfolio

                                                    --------------------------------------------------------------------------------
                                                                                                                    For the period
                                                                                                                   from July 1, 1997

                                                     Six months ended        Year ended           Year ended         (commencement
                                                       June 30, 2000        December 31,         December 31,      of operations) to
                                                        (Unaudited)             1999                 1998          December 31, 1997
                                                    --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       11.858       $       11.398       $       10.389         $       10.000
                                                    --------------       --------------       --------------         --------------
        INCOME FROM INVESTMENT OPERATIONS
            Net investment income                            0.135                0.232                0.223                  0.123
            Net realized and unrealized gains
                (losses)                                    (0.136)               0.581                1.152                  0.477
                                                    --------------       --------------       --------------         --------------
        TOTAL FROM INVESTMENT OPERATIONS                    (0.001)               0.813                1.375                  0.600
                                                    --------------       --------------       --------------         --------------
        DISTRIBUTIONS

            Dividends from net investment income            (0.001)              (0.233)              (0.222)                (0.124)
            Distributions from net realized gains           (0.080)              (0.120)              (0.144)                (0.087)
                                                    --------------       --------------       --------------         --------------
        TOTAL DISTRIBUTIONS                                 (0.081)              (0.353)              (0.366)                (0.211)
                                                    --------------       --------------       --------------         --------------
NET ASSET VALUE, END OF PERIOD                      $       11.776       $       11.858       $       11.398         $       10.389
                                                    --------------       --------------       --------------         --------------
TOTAL RETURN                                                 0.01%*               7.14%               13.31%                  6.01%*
                                                    --------------       --------------       --------------         --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In millions)         $          9.9       $          9.7       $          4.6         $          1.5
    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                             1.10%**              1.10%                1.10%                  1.10%*
*
        Net investment income                                2.36%**              2.52%                2.54%                  2.74%*
*
    PORTFOLIO TURNOVER RATE                                  23.3%*               27.4%                36.0%                  13.6%*
(1) If certain expenses had not been reimbursed by
   the Adviser, total return would have been lower
   and the ratios would have been as follows:
   Ratio of Operating Expenses to Average Net

   Assets:                                                   1.82%**              2.06%                3.08%                  3.81%*
*
   Ratio of Net Investment Income to Average Net

   Assets:                                                   1.64%**              1.56%                0.56%                  0.03%*
*

*    Non-annualized
**   Annualized
N/A  Not Applicable

                        See notes to financial statements

COVA SERIES TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED


                                                                           Equity Income
                                                                             Portfolio

                                          --------------------------------------------------------------------------------
                                                                                                          For the period
                                                                                                         from July 1, 1997

                                           Six months ended        Year ended           Year ended         (commencement
                                             June 30, 2000        December 31,         December 31,      of operations) to
                                              (Unaudited)             1999                 1998          December 31, 1997
                                          --------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $       11.169       $       11.626       $       11.047        $       10.000
                                          --------------       --------------       --------------        --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment income                  0.093                0.194                0.167                 0.074
            Net realized and unrealized
                gains (losses)                    (0.439)               0.107                0.862                 1.192
                                          --------------       --------------       --------------        --------------
        TOTAL FROM INVESTMENT OPERATIONS          (0.346)               0.301                1.029                 1.266
                                          --------------       --------------       --------------        --------------
        DISTRIBUTIONS

            Dividends from net

                investment income                 (0.002)              (0.190)              (0.167)               (0.074)
            Distributions from net

                realized gains                        --               (0.568)              (0.283)               (0.145)
                                          --------------       --------------       --------------        --------------
        TOTAL DISTRIBUTIONS                       (0.002)              (0.758)              (0.450)               (0.219)
                                          --------------       --------------       --------------        --------------
NET ASSET VALUE, END OF PERIOD            $       10.821       $       11.169       $       11.626        $       11.047
                                          --------------       --------------       --------------        --------------
TOTAL RETURN                                      (3.11%)*              2.51%                9.35%                12.69%*
                                          --------------       --------------       --------------        --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In

        millions)                         $          6.9       $          7.0       $          4.7        $          1.7

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                   1.10%**              1.10%                1.10%                 1.10%**
        Net investment income                      1.75%**              1.85%                1.79%                 1.65%**

    PORTFOLIO TURNOVER RATE                        27.4%*               58.8%                79.4%                 17.9%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to

   Average Net Assets:                             2.12%**              2.23%                2.69%                 3.58%**

   Ratio of Net Investment Income to

   Average Net Assets:                             0.73%**              0.72%                0.20%                (0.83%)**

*    Non-annualized
**   Annualized

                        See notes to financial statements


                                                                       Growth & Income Equity
                                                                             Portfolio

                                          --------------------------------------------------------------------------------
                                                                                                          For the period
                                                                                                         from July 1, 1997

                                           Six months ended        Year ended           Year ended         (commencement
                                             June 30, 2000        December 31,         December 31,      of operations) to
                                              (Unaudited)             1999                 1998          December 31, 1997
                                          --------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $       13.788       $       11.995       $       10.710        $       10.000
                                          --------------       --------------       --------------        --------------
        INCOME FROM INVESTMENT
            OPERATIONS

            Net investment income                  0.019                0.049                0.057                 0.033
            Net realized and unrealized
                gains (losses)                    (0.255)               1.890                1.538                 0.793
                                          --------------       --------------       --------------        --------------
        TOTAL FROM INVESTMENT OPERATIONS          (0.236)               1.939                1.595                 0.826
                                          --------------       --------------       --------------        --------------
        DISTRIBUTIONS

            Dividends from net

                investment income                     --               (0.049)              (0.058)               (0.032)
            Distributions from net

                realized gains                    (0.192)              (0.097)              (0.252)               (0.084)
                                          --------------       --------------       --------------        --------------
        TOTAL DISTRIBUTIONS                       (0.192)              (0.146)              (0.310)               (0.116)
                                          --------------       --------------       --------------        --------------
NET ASSET VALUE, END OF PERIOD            $       13.360       $       13.788       $       11.995        $       10.710
                                          --------------       --------------       --------------        --------------
TOTAL RETURN                                      (1.72%)*             16.17%               14.95%                 8.26%*
                                          --------------       --------------       --------------        --------------
RATIOS/SUPPLEMENTAL DATA
    Net Assets, end of period (In

        millions)                         $         16.4       $         16.4       $          9.1        $          2.4

    RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                   1.10%**              1.10%                1.10%                 1.10%**
        Net investment income                      0.29%**              0.45%                0.65%                 0.87%**

    PORTFOLIO TURNOVER RATE                        32.7%*               37.8%                57.5%                 18.1%*

(1)If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

   Ratio of Operating Expenses to

   Average Net Assets:                             1.51%**              1.59%                2.00%                 3.51%**

   Ratio of Net Investment Income to

   Average Net Assets:                            (0.12%)**            (0.04%)              (0.25%)               (1.54%)**

*    Non-annualized
**   Annualized

                        See notes to financial statements

                               COVA SERIES TRUST
                   Notes to Financial Statements (Unaudited)
                                  June 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

Cova Series Trust (the Trust) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust offers thirteen diversified portfolios (each, a Fund and collectively, the Funds) each of which operates as a distinct investment vehicle of the Trust. J.P. Morgan Investment Management Inc. manages the Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, and International Equity Portfolio. Lord, Abbett & Co. manages the Bond Debenture Portfolio, Mid-Cap Value Portfolio, Large Cap Research Portfolio, Developing Growth Portfolio, and Lord Abbett Growth and Income Portfolio. FIRSTAR Investment and Research Management Company, LLC, "FIRMCO", (formerly Mississippi Valley Advisors Inc.) manages the Balanced Portfolio, Equity Income Portfolio and Growth & Income Equity Portfolio.

The Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, International Equity Portfolio and Bond Debenture Portfolio commenced operations on April 2, 1996. The Balanced Portfolio, Equity Income Portfolio and Growth & Income Equity Portfolio commenced operations on July 1, 1997. The Mid-Cap Value Portfolio, Large Cap Research Portfolio and Developing Growth Portfolio commenced operations on August 20, 1997. The Lord Abbett Growth and Income Portfolio commenced operations on January 8, 1999. The Riggs U.S. Government Securities Portfolio and Riggs Stock Portfolio, managed by Riggs Bank N.A., ceased operations on June 29, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. If there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Investments in securities not listed on a securities exchange are valued based on their last quoted bid price or, if not available, their fair value as determined in good faith by the Board of Trustees. Domestic fixed income investments are stated at values using the mean between the most recently quoted bid and asked prices. Foreign fixed income securities are valued at their sale price as of the close of the securities exchange on which the securities are listed. If such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees are used. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

Under the amortized cost method, investments are recorded at cost and any discount or premium is accreted or amortized, respectively, on a straight line basis to the maturity of the investment. Value on any given date equals original cost plus or minus accreted discount or amortized premium, respectively, to that date. Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued at forward rates and are marked-to-market daily.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income and expenses are recorded when earned or incurred, respectively. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. FEDERAL INCOME TAXES - The Trust's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, to its shareholders. Accordingly, the Funds have not recorded a provision for federal income taxes. In addition, any Funds subject to federal excise tax regulations will distribute substantially all of their net investment income and net capital gains, if any, in each calendar year in order to avoid the payment of federal excise taxes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions from net investment income and net realized capital gains may differ from their ultimate characterization for federal income tax purposes due to timing differences. For the Large Cap Stock, Quality Bond and International Equity Portfolios, net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of timing differences.

E. DISTRIBUTION OF INCOME AND GAINS - The Funds annually declare, pay and automatically reinvest dividends from net investment income and distributions of any net realized capital gains.

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
F. DERIVATIVES - A derivative financial instrument, in general terms, is a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Funds primarily use derivative instruments to protect against possible changes in the market value of their investments. All of the Funds' holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation of investments. Upon disposition, a realized gain or loss is recognized accordingly.

The primary risks associated with the use of these financial instruments for hedging purposes are the possibility of (a) an imperfect correlation between the change in market value of the hedged securities held by the Funds and the change in market value of these financial instruments, and (b) an illiquid market. As a result, the use of these financial instruments may involve, to a varying degree, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The following are brief descriptions of derivative instruments the Funds may hold.

A. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Funds are required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

B. OPTIONS CONTRACTS - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Funds to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are market-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised this loss can be greater than premium received. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

C. FORWARD FOREIGN CURRENCY CONTRACTS - The Quality Bond and International Equity Portfolios may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. SECURITY LENDING - The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower financially. The Funds receive compensation for lending their securities.

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
H. FOREIGN CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Fund does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

I. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Fund accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Fund enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

J. REVERSE REPURCHASE AGREEMENTS - The Funds may enter into reverse repurchase agreements with selected commercial banks or broker-dealers. In a reverse repurchase agreement, the Fund sells securities as collateral and agrees to repurchase them at a mutually agreed upon date and price. This practice is the equivalent of borrowing using the securities as collateral and can create leverage. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities but pays interest to the counter-party based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing liquid assets having a value not less than the repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the collateral securities to be repurchased by the Fund may be delayed or limited.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement with Cova Investment Advisory Corporation (the "Adviser"), pursuant to which the Adviser manages the investment operations of the Trust's affairs. On January 6, 2000, the Adviser's ultimate parent company, General American Mutual Holding Company, was acquired by the Metropolitan Life Insurance Company. The Adviser has entered into sub-advisory agreements with J.P. Morgan Investment Management Inc., Lord, Abbett & Co., and FIRMCO (the "Sub-advisers") for investment advisory services in connection with the investment management of the Funds.

The Adviser supervises the Sub-advisers and makes recommendations to the Board of Trustees with respect to the retention or renewal of the sub-advisory agreements. The Adviser pays the Sub-advisers and bears the cost of compensating officers of the Trust.

Under the terms of the Funds' investment advisory agreement, the Funds pay the Adviser a monthly fee based upon annual rates applied to each of the Funds' average daily net assets as follows:


Fund                           Average Daily Net Assets  % Per Annum
----                           ------------------------  -----------

Small Cap Stock                All                       .85%
Quality Bond                   First $75 Million         .55%
                               Over $75 Million          .50%
Select Equity                  First $50 Million         .75%
                               Over $50 Million          .65%
Large Cap Stock                All                       .65%
International Equity           First $50 Million         .85%
                               Over $50 Million          .75%
Lord Abbett Growth and Income  All                       .65%
Bond Debenture                 All                       .75%

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Fund                           Average Daily Net Assets  % Per Annum
----                           ------------------------  -----------

Mid-Cap Value                  All                       1%
Large Cap Research             All                       1%
Developing Growth              All                       .90%
Balanced                       All                       1%
Equity Income                  All                       1%
Growth & Income Equity         All                       1%

The Trust has entered into a Custodian, Fund Accounting, and Transfer Agency Agreement with Investors Bank & Trust Company ("Investors Bank").

Cova Variable Annuity Account One and Five, Cova Variable Life Account One, Five, and Eight, and First Cova Variable Annuity Account One are separate investment accounts offered by Cova Financial Services Life Insurance Co. and its subsidiaries, Cova Financial Life Insurance Co. and First Cova Life Insurance Co. (collectively "Cova Life"). At June 30, 2000, Cova Life owned all shares of beneficial interest of each Fund except those listed below.


                                              Percentage of Ownership

                                     ------------------------------------------
                                     Cova Life     Lord, Abbett & Co.    FIRMCO
                                     ---------     ------------------    ------

Mid-Cap Value                            99.6%                 0.4%         --
Large Cap Research                       99.6%                 0.4%         --
Developing Growth                        99.7%                 0.3%         --
Balanced                                 86.9%                  --        13.1%
Equity Income                            82.3%                  --        17.7%
Growth & Income Equity                   91.3%                  --         8.7%

The Adviser has voluntarily reimbursed each of the Funds, exclusive of the Lord Abbett Growth and Income, Small Cap, Select Equity, and International Equity Portfolios, for their operating expenses, exclusive of brokerage, advisory, or other portfolio transaction expenses or expenses of litigation, indemnification, taxes, or other extraordinary expenses, to the extent that they exceeded an annual rate of .10% of the average daily net assets of the Quality Bond, Large Cap Stock, Bond Debenture, Balanced, Equity Income, and Growth & Income Equity Portfolios. The Adviser has voluntarily reimbursed the Mid-Cap Value, Large Cap Research, and Developing Growth Portfolios for their operating expenses, exclusive of brokerage, advisory, or other portfolio transaction expenses or expenses of litigation, indemnification, taxes, or other extraordinary expenses, to the extent that they exceeded an annual rate of .30% of the average daily net assets.

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

3. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2000 were as follows:


                                                       Purchases

                                     ----------------------------------------------
Portfolio:                           U.S. Government   Non-Government     Total
----------                           ---------------   --------------     -----

Small Cap Stock                        $          0     $ 61,473,274   $ 61,473,274
Quality Bond                            108,071,373       16,607,144    124,678,517
Select Equity                                     0       10,973,856     10,973,856
Large Cap Stock                                   0       93,880,879     93,880,879
International Equity                              0       80,933,763     80,933,763
Bond Debenture                           20,012,500       34,491,859     54,504,359
Mid-Cap Value                                     0       18,268,542     18,268,542
Large Cap Research                                0       19,895,989     19,895,989
Developing Growth                                 0       20,104,723     20,104,723
Lord Abbett Growth and Income                     0      234,740,901    234,740,901
Balanced                                          0        2,728,051      2,728,051
Equity Income                                     0        1,772,941      1,772,941
Growth & Income Equity                            0        5,545,837      5,545,837


                                                         Sales

                                     ----------------------------------------------
Portfolio:                           U.S. Government   Non-Government     Total
----------                           ---------------   --------------     -----

Small Cap Stock                        $          0     $ 61,023,145   $ 61,023,145
Quality Bond                            101,737,631       26,679,858    128,417,489
Select Equity                                     0       10,880,658     10,880,658
Large Cap Stock                                   0       78,481,255     78,481,255
International Equity                              0       76,253,081     76,253,081
Bond Debenture                           16,035,355       47,909,901     63,945,256
Mid-Cap Value                                     0       15,245,078     15,245,078
Large Cap Research                                0       13,645,532     13,645,532
Developing Growth                                 0        9,217,013      9,217,013
Lord Abbett Growth and Income                     0      277,147,340    277,147,340
Balanced                                    196,307        1,815,925      2,012,232
Equity Income                                     0        2,008,456      2,008,456
Growth & Income Equity                            0        5,038,894      5,038,894

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

3. INVESTMENT TRANSACTIONS - CONTINUED
At June 30, 2000, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund was as follows:


                                                                                    Unrealized Net

                                Federal Income  Gross Unrealized  Gross Unrealized  Appreciation/
Portfolio:                         Tax Cost       Appreciation     (Depreciation)   (Depreciation)
----------                         --------       ------------     --------------   --------------

Small Cap Stock                  $106,958,243     $ 25,335,304      $(10,161,942)    $15,173,362
Quality Bond                       96,730,082          678,372        (1,219,911)       (541,539)
Select Equity                     241,249,909       39,261,778       (28,040,847)     11,220,931
Large Cap Stock                   262,362,102       46,081,034       (24,610,578)     21,470,456
International Equity              136,128,338       18,710,105        (8,004,567)     10,705,538
Bond Debenture                    174,591,625        4,356,576       (12,973,601)     (8,617,025)
Mid-Cap Value                      34,624,235        5,386,100        (2,302,313)      3,083,787
Large Cap Research                 41,079,540        3,763,853        (3,205,587)        558,266
Developing Growth                  39,798,822        8,672,415        (7,313,024)      1,359,391
Lord Abbett Growth and Income     813,118,568      106,197,064       (65,817,869)     40,379,195
Balanced                            8,820,254          921,501          (829,796)         91,705
Equity Income                       6,914,688          554,668        (1,038,478)       (483,810)
Growth & Income Equity             14,388,046        3,023,266        (1,707,844)      1,315,422

4. FUTURES CONTRACTS

Transactions in futures contracts for the six months ended June 30, 2000, were as follows:


                                      Quality     Large    International
                                       Bond     Cap Stock     Equity
                                     Portfolio  Portfolio    Portfolio

                                     ---------  ---------    ---------

Futures Contracts Outstanding at

  December 31, 1999                       318        11            --
  Contracts Opened                        736        61            55
  Contracts Closed                       (931)      (55)           --
                                      -------    ------      --------
Futures Contracts Outstanding at

  June 30, 2000                           123        17            55
                                      =======    ======      ========

The futures contracts outstanding as of June 30, 2000 and the description and unrealized appreciation or depreciation were as follows:


                                                                        Unrealized

                                     Contracts  Notional Value  Appreciation/(Depreciation)
                                     ---------  --------------  ---------------------------

International Equity Portfolio:
Dow Jones Euro Stock 50 Futures             39    $1,928,934             $ (49,877)
September 2000 - Long

International Equity Portfolio:
FTSE 100 Index Futures                       3    $  289,631             $   5,175
September 2000 - Long

International Equity Portfolio:
SPI Futures                                  6    $  302,656             $  (8,008)
September 2000 - Short

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

4. FUTURES CONTRACTS - CONTINUED

                                                                        Unrealized

                                     Contracts  Notional Value  Appreciation/(Depreciation)
                                     ---------  --------------  ---------------------------

International Equity Portfolio:
TSE Topix Futures                            7    $1,062,315             $ (25,878)
September 2000 - Short

Large Cap Stock Portfolio:
S & P 500 Index Futures                     17    $6,239,426             $ (86,668)
September 2000 - Long

Quality Bond Portfolio:
U.S. Treasury Bond Futures                   4    $  389,375             $  10,470
September 2000 - Long

Quality Bond Portfolio:
U.S. Treasury Note 5 Year Futures           55    $5,452,568             $   7,266
September 2000 - Long

Quality Bond Portfolio:
U.S. Treasury Note 10 Year Futures          64    $6,303,000             $(129,766)
September 2000 - Short

5. FORWARD FOREIGN CURRENCY CONTRACTS

Open forward foreign currency contracts for the International Equity Portfolio at June 30, 2000, were as follows:

Forward Foreign Currency Contracts to Buy:


                                                                                        Net Unrealized

                                                              Value at     In Exchange  Appreciation/
      Settlement Date         Contracts to Receive          June 30, 2000  for U.S. $   (Depreciation)
      ---------------         --------------------          -------------  ----------   --------------

           7/3/2000            550,000 Euro Dollar           $   527,284   $   523,435     $  3,849
          7/10/2000     1,947,399 British Pound Sterling       2,948,388     3,042,949      (94,561)
          7/10/2000          18,650,302 Euro Dollar           17,888,624    17,199,236      689,388
          7/10/2000        1,873,524,730 Japanese Yen         17,707,947    17,695,756       12,191
          7/10/2000           2,177,765 Swiss Franc            1,341,065     1,268,000       73,065
                                                                                           --------
                                                                                            683,932

                                                                                           ========

Forward Foreign Currency Contracts to Sell:


                                                                                        Net Unrealized

                                                              Value at     In Exchange  Appreciation/
      Settlement Date         Contracts to Deliver          June 30, 2000  for U.S. $   (Depreciation)
      ---------------         --------------------          -------------  ----------   --------------

           7/3/2000      344,300 British Pound Sterling      $   521,199   $   523,435    $   2,236
          7/10/2000     2,519,451 British Pound Sterling       3,814,483     3,943,685      129,202
          7/10/2000          11,459,837 Euro Dollar           10,991,818    10,456,986     (534,832)
          7/10/2000        2,373,673,309 Japanese Yen         22,435,192    22,269,197     (165,995)
          7/10/2000           6,125,290 Swiss Franc            3,771,947     3,681,173      (90,774)
                                                                                          ---------
                                                                                           (660,163)

                                                                                          =========

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

6. SECURITY LENDING

As of June 30, 2000, certain Portfolios had loaned securities which were collateralized by short term investments. Each Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:


Fund                                      Value of Securities  Value of Collateral
----                                      -------------------  -------------------

Small Cap Stock                               $15,662,592          $16,242,249
Quality Bond                                  $ 6,960,136          $ 7,081,663
Select Equity                                 $12,018,263          $12,385,500
Large Cap Stock                               $12,684,051          $13,099,200
International Equity                          $10,784,238          $11,422,790
Bond Debenture                                $ 8,393,044          $ 8,583,656
Mid-Cap Value                                 $   232,967          $   241,320
Large Cap Research                            $ 3,839,734          $ 3,978,336
Developing Growth                             $ 2,994,457          $ 3,126,600
Lord Abbett Growth and Income                 $43,761,343          $45,495,615

7. PROXY VOTING RESULTS

A special meeting of the Funds' shareholders was held on January 6, 2000, as adjourned from December 23, 1999. The results of votes taken among shareholders on proposals before them are reported below.

PROPOSAL 1:

    To approve a New Investment Advisory Agreement between Cova Investment Advisory Corporation and Cova Series Trust, such New Investment Advisory Agreement to contain the same terms and conditions as the current Investment Advisory Agreement except for the dates of execution, effectiveness and termination.


Name of Portfolio                          FOR          AGAINST        ABSTAIN
-----------------                          ---          -------        -------

J.P. Morgan:
  Quality Bond                         8,691,406.774    79,946.014     198,606.356
  Small Cap Stock                      6,077,177.487    37,360.639     211,859.963
  Large Cap Stock                     12,184,212.280    75,152.574     306,007.895
  Select Equity                       14,886,139.727    84,172.180     409,902.260
  International Equity                 8,166,318.635    49,903.063     236,732.570
Lord, Abbett & Co.:
  Bond Debenture                      13,122,272.625    86,410.035     420,341.120
  Mid-Cap Value                        2,462,281.489     9,053.062      73,431.172
  Large Cap Research                   2,200,043.069         0.000      64,962.829
  Developing Growth                    2,032,302.306    17,915.644      72,575.772
  Lord Abbett Growth and Income       35,394,437.195   248,869.019   1,178,927.909
Mississippi Valley Advisors Inc.:
  Balanced                               622,428.276    18,133.335      23,004.638
  Equity Income                          458,726.574     2,578.520      11,462.263
  Growth & Income Equity               1,034,850.037         0.000      28,214.795
Riggs Bank:
  Riggs Stock                             11,942.215         0.000           0.000
  Riggs U.S. Government Securities        21,483.451         0.000           0.000

                               COVA SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 2000

7. PROXY VOTING RESULTS - CONTINUED
PROPOSAL 2:

    To approve a New Sub-Advisory Agreement among Cova Investment Advisory Corporation, Cova Series Trust and J.P. Morgan Investment Management Inc., such New Sub-Advisory Agreement to contain the same terms and conditions as the current Sub-Advisory Agreement except for the dates of execution, effectiveness and termination.


Name of Portfolio                          FOR          AGAINST        ABSTAIN
-----------------                          ---          -------        -------

J.P. Morgan

  Quality Bond                         8,694,267.577    80,941.416     194,750.150
  Small Cap Stock                      6,077,447.504    52,260.865     196,689.720
  Large Cap Stock                     12,232,013.184    72,413.984     260,945.581
  Select Equity                       14,896,949.669    92,745.539     390,518.958
  International Equity                 8,143,073.567    63,584.094     246,296.607

PROPOSAL 3:

    To approve a New Sub-Advisory Agreement among Cova Investment Advisory Corporation, Cova Series Trust and Lord, Abbett & Co., such New Sub-Advisory Agreement to contain the same terms and conditions as the current Sub-Advisory Agreement except for the dates of execution, effectiveness and termination.


Name of Portfolio                          FOR          AGAINST        ABSTAIN
-----------------                          ---          -------        -------

Lord, Abbett:
  Bond Debenture                      13,164,795.350    91,879.238     372,349.193
  Mid-Cap Value                        2,469,786.540     4,786.053      70,193.129
  Large Cap Research                   2,197,789.176         0.000      67,216.722
  Developing Growth                    2,044,088.035    14,413.495      64,242.193
  Lord Abbett Growth and Income       35,428,800.441   269,039.875   1,124,393.808

PROPOSAL 4:

    To approve a New Sub-Advisory Agreement among Cova Investment Advisory Corporation, Cova Series Trust and Mississippi Valley Advisors Inc., such New Sub-Advisory Agreement to contain the same terms and conditions as the current Sub-Advisory Agreement except for the dates of execution, effectiveness and termination.


Name of Portfolio                          FOR          AGAINST        ABSTAIN
-----------------                          ---          -------        -------

Mississippi Valley Advisors Inc.:
  Balanced                               621,704.426    18,133.335      23,728.489
  Equity Income                          458,726.574         0.000      14,040.784
  Growth & Income Equity               1,029,055.878         0.000      34,008.954

PROPOSAL 5:

    To approve a New Sub-Advisory Agreement among Cova Investment Advisory Corporation, Cova Series Trust and Riggs Bank N.A., such New Sub-Advisory Agreement to contain the same terms and conditions as the current Sub-Advisory Agreement except for the dates of execution, effectiveness and termination.


Name of Portfolio                          FOR          AGAINST        ABSTAIN
-----------------                          ---          -------        -------

Riggs Bank:
  Riggs Stock                             11,942.215         0.000           0.000
  Riggs U.S. Government Securities        21,483.451         0.000           0.000

================================================================================


Dear Contract Owner:

The stock market soared, dove, then rose again during the six months ended July 31, 2000, creating significant volatility among various sectors and individual stocks. By the time the dust settled at the end of June, most major market indices were mixed for the six-month period.

Bond prices, which move inversely to their yields, have risen in expectation of a slowing economy due to higher short-term interest rates. Treasury yields decreased in the first half of 2000. Over the course of the last six months, the yield of the thirty year Treasury has decreased by nearly 58 basis points.

I encourage you to review the following report covering the past six months and to contact us if you have any questions.



                                         Respectfully submitted,


                                         /s/ RICHARD C. PEARSON
                                         -------------------------------------
                                         Richard C. Pearson
                                         President


                                         [SECURITY FIRST TRUST LOGO]


================================================================================

================================================================================


SECURITY FIRST TRUST:
T. ROWE PRICE GROWTH
AND INCOME SERIES AND
EQUITY SERIES

EQUITY MARKET OVERVIEW

        There have been signs during the past few months that momentum may have begun to shift back toward quality companies with a history of earnings growth and relatively high dividend yields, and we regard this development -- if it continues --as a welcome return to reality in the equities market.

        The year began with a continuation of the pattern that characterized the stock market through most of last year. In the first quarter, the technology-heavy Nasdaq Composite led the way as the more aggressive market sectors provided the strongest performance. In April and May, those stocks experienced a sudden and sharp decline, and traditional value stocks provided better relative performance. In June, the market under-went another reversal in sentiment, with growth stocks rebounding from their spring decline. By the end of July, the Standard and Poors 500 rose slightly while the Nasdaq Composite suffered a modest loss. Within these indices, growth stocks generally fared better than value stocks, and smaller and mid-cap shares outperformed the largest-cap stocks.

EQUITY MARKET OUTLOOK

        After the shakeout of the past six months, the market ended up treading water as investors digested a series of tightening moves by the Fed aimed at slowing the pace of economic growth. In earlier reports we discussed the de-linkage between stock prices and the earnings and dividend growth that normally support them, since share prices have risen at a faster pace in recent years. This gap began to close modestly during the recent period, with earnings and dividend growth moving ahead while stocks declined in value. Despite the improved performance of value stocks mentioned earlier, they remain very inexpensive relative to their growth stock siblings. If history is any guide, true value tends to reassert itself over time.


PORTFOLIO MANAGEMENT:
T. ROWE PRICE GROWTH
AND INCOME SERIES

        During the six-month period, the portfolio benefited from several successful investments and suffered from some that did not work out as well. Our holdings in the financial, consumer nondurables, and technology sectors were generally good performers, while business services, transportation, and basic materials were weaker overall.


                            GROWTH AND INCOME SERIES
                        SECTOR DIVERSIFICATION PIE CHART

Utilities                                     5.3%
Capital Equipment                             4.1%
Consumer Non-Durables                        20.6%
Short-Term Securities                         3.4%
Consumer Services                            16.6%
Transportation                                5.9%
Energy                                       10.5%
Financial                                    16.9%
Consumer Cyclicals                            0.5%
Process Industries                           10.7%
Technology                                    5.5%


        Among our major holdings were BP Amoco, Citigroup, American Home Products, Abbott Laboratories, Disney, and Starwood Hotels & Resorts Worldwide.



================================================================================

================================================================================


--------------------------------------------------------------------------------
                             GROWTH & INCOME SERIES
                               15 LARGEST HOLDINGS
--------------------------------------------------------------------------------


                                            Percentage of
Security                                      Portfolio
--------                                    -------------
BP Amoco PLC                                     3.9
Citigroup, Inc.                                  3.6
American Home Products                           2.0
Abbott Laboratories                              1.9
Disney Walt Company Holding Co.                  1.9
Starwood Hotel & Resort
  Worldwide, Inc.                                1.8
First Data Corp.                                 1.8
Kimberly-Clarke Corp.                            1.8
General Electric Co.                             1.7
Viacom, Inc. CL B                                1.7
Target Corp.                                     1.6
Boeing Company                                   1.5
Chubb Corp.                                      1.5
St. Paul Companies, Inc.                         1.4
Waste Management, Inc.                           1.4
                                               -----

           TOTAL                                29.5
                                               =====

        The strategy we followed during the period was to invest in good companies after the sell-off. Equity investors not only have high expectations for future returns, but also little tolerance for any disappointing news affecting their investments. As a result, the stocks of many quality companies with solid earnings histories suffered in the downdraft.

        In this climate, we capitalized on the significant price declines in several stocks to make new investments. Our experience suggests that investing in strong companies after they lose much of their value is often a rewarding move. This was our reason for purchases of Rockwell International, Gillette, Microsoft, America Online, Black & Decker, and Motorola. Rockwell is the classic value stock. Having fallen substantially in price, the stock sold for 10 times earnings and sported a dividend yield of 3% --an attractive valuation for a leading manufacturing company. Our other purchases share the common characteristics of recent price weakness, strong market position, and attractive valuations. Microsoft is a slightly unusual holding for us given our general reluctance to invest in technology stocks for valuation reasons. Nonetheless, after its highly publicized antitrust problems and stock price nosedive, we though it was an opportune time to initiate a small position.

        Most of the portfolio sales were of successful investments whose valuations reached unattractive levels as their share prices rose, which diminished their appeal for us. Included among our major sales were Baker Hughes and General Electric.

        The fund's holdings sell at a substantial discount to the overall market. Our historical approach has been to invest in companies selling at relatively low price/earnings ratios with attractive dividend yields and other compelling valuation characteristics. Compared with the broad market, at the end of June we had a portfolio of undervalued companies with good prospects over the next few years.


PORTFOLIO MANAGEMENT:
EQUITY SERIES

        In this volatile market environment, the Security First Trust Equity Series portfolio underperformed the Standard and Poors 500 Index for the quarter. In particular, an overweight position in the technology sector and an underweight position in the consumer staples sector early in the second quarter hurt performance.


                                  EQUITY SERIES
                        SECTOR DIVERSIFICATION PIE CHART

Utilities                          8.2%
Capital Equipment                  6.3%
Consumer Non-Durables             14.9%
Consumer Services                 10.2%
Energy                             5.6%
Financial                         18.1%
Consumer Cyclicals                 0.5%
Process Industries                 1.9%
Technology                        34.3%


================================================================================

================================================================================


        Stock selection also detracted from performance among the larger positions in the portfolio while stock selection among the smaller positions in the portfolio contributed positively to performance.

        During the last few months, we bought Alcatel, Anheuser Busch, Ericsson and Mellon Financial Group. This group showed improving fundamentals and attractive growth prospects. We sold Fleet Boston Financial Corp. due to earnings uncertainty, sold Qualcomm because of deteriorating fundamentals and sold Warner-Lambert because it was fully valued. As of the end of June, the top ten holdings included Cisco Systems, General Electric, Intel and Microsoft.


--------------------------------------------------------------------------------
                                  EQUITY SERIES
                               15 LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                              Percentage of
     Security                                   Portfolio
     --------                                 -------------
Cisco Systems                                      4.8
General Electric                                   4.2
Intel Corp.                                        4.2
Citigroup, Inc.                                    4.1
SPDR Trust                                         3.4
Microsoft Corp.                                    3.2
American International Group                       2.8
Exxon Mobil Corp.                                  2.8
Nortel Networks Corp.                              2.7
Walmart Stores                                     2.5
EMC Mass Corp.                                     1.9
Merck & Co.                                        1.9
Pfizer, Inc.                                       1.8
Dell Computer Corp.                                1.8
Royal Dutch Petroleum Co. ADR                      1.8
                                                 -----

           TOTAL                                  43.9
                                                 =====

        Going forward, the portfolio still maintains a value tilt with modes overweight positions in the capital goods, energy and financial sectors relative to the Standard and Poors 500 Index. Despite this value bias, the Portfolio holds many companies that should benefit from the market's emphasis on companies with strong earnings growth prospects.

SECURITY FIRST TRUST:
BOND SERIES AND U.S.
GOVERNMENT INCOME SERIES

FIXED-INCOME MARKET OVERVIEW

        The U.S. economy finally slowed from its rapid pace in the second quarter as gains related to Y2K liquidity and preparations, bonus compensation payments, unseasonably warm weather and tax receipts began to dissipate. While the consumer continued to spend, it was clearly with less enthusiasm than the first quarter, as retail sales declined significantly in the second quarter. A slowdown in the manufacturing sector appeared as well, with the NAPM Purchasing Managers Index falling to its lowest level in 18 months. While the economy is surely slowing, inflation appears less clear. Secular trends such as improving technology and globalization of labor markets continue to put downward pressure on inflation. However, the sharp increase in oil and natural gas prices, along with an upward trending core CPI and Personal Consumption Expenditure deflator, suggest that cyclical inflationary pressures could continue to build even if the economy slows to a more sustainable pace. In March, the Federal Reserve raised both the overnight rate and the discount rate 0.25% to 6.0% and 5.5%, respectively. Despite the sell-off in the equity market in April, in May concerns about an overheating economy due to an increased shortage of labor and rising oil prices led the Federal Reserve to rise rates another 0.50% to 6.5%

        Treasury yields decreased in the first half of 2000. Over the course of the year so far, the yield of the 30-year Treasury has decreased by nearly 58 basis points (0.58%). The yield of the 10-Year Treasury posted a net decrease of 42 basis points (0.42%). We anticipate a continued flattening of the yield curve as a result of an active Federal Reserve and potential Treasury repurchases of long maturity debt.

        Mortgages posted positive returns during the first half of the year, but trailed the broader market, which was led by the strong rally in the Treasury market. As measured by the Lehman Brothers Mortgage Index, mortgages posted a 3.67% total return versus 3.99% for the Lehman Brothers Aggregate Index. Strength in the housing market has continued unabated, leading



================================================================================

================================================================================


to more supply than expected, but in comparison to other spread sectors, mortgages benefited from greater liquidity and higher credit quality. On a relative valuation basis mortgages appear cheap, although uncertainty was increased in the market by Treasury Undersecretary Gensler's testimony concerning a bill seeking to end the quasi-governmental status of FNMA and FHLMC. GNMAs performed well during the first quarter as a Treasury substitute, since it is the only other asset class backed by the full faith and credit of the U.S. Government.

FIXED-INCOME MARKET OUTLOOK

        While some imbalanced and potential inflationary pressures exist, data points to slower economic growth and restrained inflation. We believe that the Fed will refrain from tightening rates for the rest of the year.

PORTFOLIO MANAGEMENT:
BOND SERIES

        We manage the Bond Series portfolio with the objective of earning superior total returns than broadly diversified investment quality bond portfolios that are measured against the Lehman Aggregate Index. We seek to meet this objective through a superior yield profile, diversification, capital appreciation and minimal capital loss.

        During the first half of the Series' fiscal year (August 1, 1999 - January 31, 2000), an extension of the bear market produced anemic returns (-14% at the portfolio level). However, in the second half (February 1, 2000 - July 31, 2000) a bond market rally produced much more robust returns (4.49% at the portfolio level).

        In addition, while reviewing those results one should bear in mind that for the last year, risk involving fixed income securities has simply not been rewarded. Treasury Bills -- the risk free asset class --have provided some of the highest returns and the under-performance of riskier asset classes is perhaps not surprising.

        The evolution of the portfolio structure over the last year has been a reduction to our commitment to the Treasury sector, an increase in commitment to the mortgage sector, reduced commitment to high yield and international issues and our conservative duration posture.


                                   BOND SERIES
                          SECTOR DIVERSIFICATION CHART


Corporate Bonds                         26.6%
Foreign Governments                      1.6%
Federal Agencies                        58.0%
U.S. Government Obligations             13.8%


        During the last year mortgage spreads returned to levels not seen in the last decade, and we took advantage of this by adding primarily GNMA securities that offer the full faith and credit of the United States Government combined with minimal prepayment risk. Offered the opportunity to add yield with no credit risk, we increased our commitment by over 50% during the course of the year.

        The high yield and international sectors suffered during the last year. High yield was buffeted by higher rates, a slowing economy and increasing downgrade and defaults. International markets suffered as the dollar continued to show strength versus all currencies except the yen. We responded by cutting our commitment. There are a number of high yield issuers that seem quite attractive. We have moved to issues with good visibility, larger size and access to the equity market. Internationally, we expect that the dollar's strength will wane in the coming months and present us with new opportunities. In the meantime caution is our watchword, and we will add to positions slowly.



================================================================================

PORTFOLIO MANAGEMENT:
U.S. GOVERNMENT
INCOME SERIES

        During the semi-annual period, the duration of the Portfolio remained long relative to its benchmark for most of the first quarter. The Portfolio ended the quarter with a duration of 5.75 versus 5.64 for the benchmark. We reduced residential mortgage positions during the quarter in favor of Treasuries/Agencies, although mortgages are our largest overweight position. The Portfolio's residential mortgage exposure in the quarter decreased from 45% to 40%. We added slightly to Treasuries/Agencies in the quarter, although our Treasury and agency allocation remains below the market weighting. The Portfolio's exposure to Treasuries/Agencies decreased from 97.4% to 91.5% for the quarter. We also had a slightly higher allocation to cash at the end of the quarter. Looking forward, we are structuring the Portfolio to take advantage of the intermediate-long part of the yield curve. Our yield curve structure in the Portfolio emphasizes the 10- to 20-year part of the curve over the front-end.


                          U.S. GOVERNMENT INCOME SERIES
                          SECTOR DIVERSIFICATION CHART


Corporate Bonds                          1.9%
Federal Agencies                        59.5%
Short-Term Securities                    6.6%
U.S. Government Obligations             32.0%


PERFORMANCE OF SECURITY FIRST TRUST
GROWTH AND INCOME SERIES, BOND
SERIES, EQUITY SERIES AND U.S.
GOVERNMENT INCOME SERIES

        The following are the average annual and total returns for each series for the period ending July 31, 2000, assuming an investment of $10,000 at the start of the period, and redemption at the end of the period, with dividends reinvested. These returns are based on past experience. Future values of shares will fluctuate so that their redemption values may be more or less than original cost.


--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
     Fund                   1 Year         3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
     Growth and
       Income               -7.48%          6.17%         15.02%         13.37%
       Series(1)(2)
--------------------------------------------------------------------------------
     Bond                    3.29%          3.90%          5.30%          6.52%
       Series(1)(2)
--------------------------------------------------------------------------------
     Equity                  8.11%         13.74%         18.89%         N/A(*)
       Series(1)
--------------------------------------------------------------------------------
     U.S
       Government            5.99%          4.31%          5.18%         N/A(*)
       Income(1)
--------------------------------------------------------------------------------
     Consumer                3.61%          2.47%          2.51%          2.84%
       Price Index
--------------------------------------------------------------------------------

     (*)  Funds were introduced as of May 1993.



--------------------------------------------------------------------------------
                             Compound Total Returns
--------------------------------------------------------------------------------
      Fund                  1 Year        3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
     Growth and
      Income                -7.48%         19.68%         101.31%        250.74%
      Series(1)(2)
--------------------------------------------------------------------------------
     Bond                    3.29%         12.16%         29.46%         88.07%
      Series(1)(2)
--------------------------------------------------------------------------------
     Equity
      Series(1)              8.11%         47.14%         137.53%        N/A(*)
--------------------------------------------------------------------------------
     U.S
      Government             5.99%         13.50%         28.73%         N/A(*)
      Income(1)
--------------------------------------------------------------------------------
     Consumer                3.61%          7.59%         13.20%         32.32%
       Price Index
--------------------------------------------------------------------------------


     (*)  Funds were introduced as of May 1993.

     (1) Return is computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

     (2) From inception to July 1983, Security First Investment Management Corporation reimbursed the Growth and Income Series for expenses in excess of the maximum expense limitation, and these reimbursements were repaid from August 1983 to July 1986. Likewise, the Bond Series was reimbursed for excess expenses from inception to July 1985, and these reimbursements were repaid from August 1985 to July 1993. Reimbursement of expenses to a series increases average annual total returns while repayments of such reimbursements reduces these returns.



================================================================================

================================================================================


     The following graphs set forth the historical performance of each series as compared to a stated market index for the periods ended July 31:

   Comparison of Change in Value of $10,000 Investment in Security First Trust
     T. Rowe Price Growth and Income Series and Standard and Poors 500 Index Assuming Dividends and Distributions are Reinvested.


                                    [GRAPH]



                             10000            0
                             9500             550
                             10000            2000
                             10500            3000
                             11500            2500
                             13500            1500
                             15000            4000
                             17000            5000
                             25000            9000
                             28000            12000
                             38000            8000
                             35000            15000



  The performance indicated here may not be indicative of future performance.



   Comparison of Change in Value of $10,000 Investment in Security First Trust Bond Series, Lehman Government Bonds Index, and the Lehman Aggregate Bond Index
              Assuming Dividends and Distributions are Reinvested.




                                    [GRAPH]



        10000                         0                             0
        11000                         230                           242
        12500                         400                           400
        13000                         750                           750
        12750                         800                           800
        14000                         900                           1000
        15000                         900                           1000
        16000                         1000                          1000
        17000                         1200                          1000
        17500                         1500                          750
        18000                         2500                          500






The performance indicated here may not be indicative of future performance.



   Comparison of Change in Value of $10,000 Investment in Security First Trust
                 Equity Series and Standard and Poors 500 Index
              Assuming Dividends and Distributions are Reinvested.



                                    [GRAPH]



                       10000                         0
                       10000                         256
                       10040                         745
                       12000                         2014
                       12500                         3115
                       18000                         6500
                       25500                         9000
                       27500                         10000



   The performance indicated here may not be indicative of future performance.
                 (*)The Series commenced operations on 5/19/93.




   Comparison of Change in Value of $10,000 Investment in Security First Trust U.S. Government Income Series and Lehman Government and Intermediate Index
              Assuming Dividends and Distributions are Reinvested.



                                    [GRAPH]



                       10000                         0
                       10100                         0
                       10000                         100
                       10750                         150
                       11100                         400
                       12000                         500
                       12900                         750
                       13000                         1000
                       13750                         1250


   The performance indicated here may not be indicative of future performance.
                 (*)The Series commenced operations on 5/19/93.



================================================================================

================================================================================


SECURITY FIRST TRUST T. ROWE
PRICE GROWTH AND INCOME SERIES

     The graph and Per Share Data Table below illustrate the growth in per share value for the period ending July 31, 2000, of one share of the Security First Trust T. Rowe Price Growth and Income Series purchased on August 1, 1979, at a price of $5.07, assuming that dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                        [GROWTH AND INCOME SERIES GRAPH]

                                 PER SHARE DATA


                                                                 Per Share
                                                                 Value with                                  Cumulative
Calendar                 Net                  Dividend           Dividends &                                   Change
Year                    Asset                & Capital         Capital Gains              Yearly                from
Ending                  Value                   Gains            Reinvested               Change               8/1/79
--------                -----                ----------        -------------              ------             ----------
1990                     6.25                   .44                 23.70                 -11.0                +367.5
1991                     7.69                   .24                 30.07                 +26.9                +493.1
1992                     8.17                   .22                 32.80                  +9.1                +546.9
1993                     9.12                   .22                 37.49                 +14.3                +639.4
1994                     9.05                   .32                 38.51                  +2.7                +659.6
1995                    11.52                   .34                 50.49                 +31.1                +895.8
1996                    13.18                   .83                 61.42                 +21.7               +1111.4
1997                    15.52                  1.25                 78.12                 +27.2               +1440.8
1998                    15.81                  1.29                 86.06                 +10.2               +1597.4
1999                    16.06                  1.06                 93.67                  +8.8               +1747.5
7/2000                  15.63                    --                 90.68                  -3.2               +1688.6


SECURITY FIRST TRUST
BOND SERIES

     The graph and Per Share Data Table below illustrate the growth in per share value for the period ending July 31, 2000, of one share of the Security First Trust Bond Series purchased on August 1, 1979, at a price of $3.12, assuming that dividends and capital gains were reinvested.

     The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                              [BOND SERIES GRAPH]

                                 PER SHARE DATA


                                                              Per Share
                                                              Value with                                Cumulative
Calendar                Net                 Dividend          Dividends &                                 Change
Year                   Asset                & Capital        Capital Gains           Yearly                from
Ending                 Value                 Gains            Reinvested             Change               8/1/79
--------               -----               ----------        -------------           ------             ----------
1990                    3.52                  .54                 8.76                 +4.4               +180.8
1991                    3.79                  .25                10.06                +14.8               +222.4
1992                    3.80                  .23                10.70                 +6.4               +242.9
1993                    3.94                  .22                11.72                 +9.5               +275.6
1994                    3.58                  .22                11.31                 -3.5               +262.5
1995                    3.94                  .24                13.21                +16.8               +323.4
1996                    3.82                  .24                13.58                 +2.8               +335.3
1997                    3.95                  .21                14.81                 +9.1               +374.6
1998                    4.03                  .21                15.92                 +7.5               +410.3
1999                    3.72                  .22                15.51                 -2.6               +397.1
7/2000                  3.84                   --                16.03                 +3.4               +413.8




================================================================================

================================================================================


SECURITY FIRST TRUST
EQUITY SERIES

        The Per Share Data Table below illustrates the growth in per share value for the period ending July 31, 2000, of one share of the Security First Trust Equity Series purchased on May 19, 1993, at a price of $5.00, assuming that dividends and capital gains were reinvested.

        The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA


                                                             Per Share
                                                             Value with                                 Cumulative
Calendar                Net               Dividend           Dividends &                                   Change
Year                   Asset             & Capital          Capital Gains            Yearly                from
Ending                 Value               Gains              Reinvested             Change               5/19/93
--------              ------             ---------          -------------            ------             ----------
1993                  $ 5.15               $  .03               $ 5.18                 +3.6%                +3.6%+
1994                    4.78                  .05                 4.85                 -6.3                 -3.0
1995                    5.91                  .21                 6.21                +28.0                +24.2
1996                    6.45                  .55                 7.36                +18.5                +47.2
1997                    7.63                  .72                 9.52                +29.3                +90.4
1998                    7.89                 1.51                11.73                +23.2               +134.6
1999                    9.19                  .31                14.16                +20.7               +183.2
7/2000                  8.93                   --                13.73                 -3.0               +174.6

+change from 5-19-93 to 12-31-93



SECURITY FIRST TRUST
U.S. GOVERNMENT INCOME SERIES

        The Per Share Data Table below illustrates the growth in per share value for the period ending July 31, 2000, of one share of the Security First Trust U.S. Government Income Series purchased on May 19, 1993, at a price of $5.00, assuming the dividends and capital gains were reinvested.

        The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.


                                 PER SHARE DATA



                                                              Per Share
                                                              Value with                                Cumulative
Calendar               Net                Dividend            Dividends &                                 Change
Year                  Asset              & Capital           Capital Gains           Yearly                from
Ending                Value                Gains             Reinvested             Change                5/19/93
--------              ------             ---------           -------------         ----------             -------
1993                  $ 5.04               $  .08               $ 5.11                 +2.2%                +2.2%(+)
1994                    4.74                  .14                 4.96                 -2.9                 -0.8
1995                    5.18                  .20                 5.63                +13.5                +12.6
1996                    5.14                  .22                 5.83                 +3.6                +16.6
1997                    5.26                  .24                 6.24                 +7.0                +24.8
1998                    5.25                  .40                 6.70                 +7.4                +34.0
1999                    4.83                  .29                 6.53                 -2.5                +30.6
7/2000                  5.10                   --                 6.90                 +5.7                +38.0


+change from 5-19-93 to 12-31-93



================================================================================

================================================================================
                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2000



                                                                              T. Rowe Price
                                                                               Growth and                       U.S. Government
                                                                                 Income            Equity           Income
                                                            Bond Series          Series            Series           Series
                                                           -------------      -------------      -----------    ---------------

ASSETS
 Investments at market - Note A and Schedule I:
   Investment securities (cost:
     Bond Series - $22,623,192; Growth
     and Income Series - $279,333,808;
     Equity Series - $44,935,123;
     U.S. Government Income Series - $32,553,278)          $  22,203,630       $323,981,404      $58,124,170      $ 32,011,805

 Cash                                                            606,373            720,133        1,098,402            63,714
 Interest receivable                                             219,885              2,936            4,478           467,431
 Dividends receivable                                                               436,244           26,446
 Receivable for securities sold                                1,846,756                           1,218,552         2,102,505
                                                           -------------       ------------      -----------      ------------
                                                              24,876,644        325,140,717       60,472,048        34,645,455

LIABILITIES
 Payable for securities purchased                              1,614,601                           1,411,012         2,099,625
 Accrued expenses                                                 14,023             51,269           15,642            14,198
 Payable for capital shares redeemed                              19,729             33,871              882               304
 Payable to investment adviser - Note B                            6,947             97,241           28,309            10,653
 Payable for directors' fees                                         305              4,332              776               626
 Unrealized depreciation on foreign
   currency contracts                                              1,349
                                                           -------------       ------------      -----------      ------------
                                                               1,656,954            186,713        1,456,621         2,125,406

NET ASSETS
 Capital shares (authorized 100,000,000
   shares of $.01 par value for each series)                  24,156,181        261,640,068       41,153,313        32,937,994
 Undistributed net investment income                             876,932          3,412,895           35,302         1,113,498
 Undistributed net realized gain (loss)                       (1,392,512)        15,253,445        4,637,765          (989,970)
 Net unrealized appreciation (depreciation)
   of investments                                               (420,911)        44,647,596       13,189,047          (541,473)
                                                           -------------       ------------      -----------      ------------

                      NET ASSETS                           $  23,219,690       $324,954,004      $59,015,427      $ 32,520,049
                                                           =============       ============      ===========      ============

      Capital shares outstanding                               6,052,985         20,789,263        6,610,048         6,379,108

      Net asset value per share                            $        3.84       $      15.63      $      8.93      $       5.10

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 2000



                                                                         T. Rowe Price
                                                                           Growth and                         U.S. Government
                                                                             Income             Equity            Income
                                                         Bond Series          Series            Series             Series
                                                         -----------     --------------       -----------     ---------------
INVESTMENT INCOME
  Dividends                                                                $  6,810,679       $   607,061
  Interest                                               $ 1,685,659          1,273,872            52,216       $ 2,121,312
                                                         -----------       ------------       -----------       -----------
                                                           1,685,659          8,084,551           659,277         2,121,312
EXPENSES
  Custodian fees                                              16,947             50,938            22,847            18,950
  Adviser fees - Note B                                       84,927          1,199,868           329,031           129,811
  Management fees - Note B                                    36,397            514,229            89,736            48,679
  Printing expenses                                           16,391             31,743            13,490            14,542
  Insurance expenses                                           1,064             15,631             2,744             1,487
  Audit fees                                                   5,132              7,676             6,397             5,116
  Directors' fees and expenses                                 1,781             26,514             4,468             2,079
  Miscellaneous expenses                                         859              6,914             5,708             8,128
                                                         -----------       ------------       -----------       -----------
                                                             163,498          1,853,513           474,421           228,792
                                                         -----------       ------------       -----------       -----------
           NET INVESTMENT INCOME                           1,522,161          6,231,038           184,856         1,892,520

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - Notes A and C
  Net realized gain (loss) on sale of investments         (1,106,001)        20,126,873         5,002,057          (464,991)
  Net unrealized appreciation (depreciation) of:
    Investments during the period                            334,147        (55,204,755)         (545,090)          454,161
    Assets denominated in foreign currencies                  (1,349)
                                                         -----------       ------------       -----------       -----------
    Net gain (loss) on investments                          (773,203)       (35,077,882)        4,456,967           (10,830)
                                                         -----------       ------------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                         $   748,958       $(28,846,844)      $ 4,641,823       $ 1,881,690
                                                         ===========       ============       ===========       ===========

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 2000



                                                                             T. Rowe Price
                                                                              Growth and                          U.S. Government
                                                                                Income              Equity             Income
                                                          Bond Series           Series              Series             Series
                                                          ------------       -------------       ------------     ---------------
OPERATIONS
  Net investment income                                   $  1,522,161       $   6,231,038       $    184,856       $  1,892,520
  Net realized gain (loss) on sale
    of investments                                          (1,106,001)         20,126,873          5,002,057           (464,991)
  Net unrealized appreciation (depreciation)
    during the period                                          332,798         (55,204,755)          (545,090)           454,161
                                                          ------------       -------------       ------------       ------------
  INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                              748,958         (28,846,844)         4,641,823          1,881,690
                                                          ------------       -------------       ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS
  Net investment income                                     (1,410,330)         (6,182,728)          (360,159)        (1,836,952)
  Net realized gains                                                           (16,135,169)        (1,714,979)

CAPITAL SHARE TRANSACTIONS - NOTE D
  Reinvestment of net investment income
    distributed                                              1,410,330           6,182,728            360,159          1,836,952
  Reinvestment of net realized gains                                            16,135,169          1,714,979
  Sales of capital shares                                    3,319,764          19,704,012          1,705,091          2,282,843
  Redemptions of capital shares                             (5,566,736)        (35,014,349)        (5,644,649)        (3,957,033)
                                                          ------------       -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
              FROM CAPITAL SHARE
                     TRANSACTIONS                             (836,642)          7,007,560         (1,864,420)           162,762
                                                          ------------       -------------       ------------       ------------
        TOTAL INCREASE (DECREASE)
                    IN NET ASSETS                           (1,498,014)        (44,157,181)           702,265            207,500
NET ASSETS
  BEGINNING OF YEAR                                         24,717,704         369,111,185         58,313,162         32,312,549
                                                          ------------       -------------       ------------       ------------
  END OF YEAR (including undistributed net
    investment income: Bond Series -$876,932;
    Growth and Income Series - $3,412,895;
    Equity Series - $35,302; U.S. Government
    Income Series - $1,113,498)                           $ 23,219,690       $ 324,954,004       $ 59,015,427       $ 32,520,049
                                                          ============       =============       ============       ============

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1999


                                                                          T. Rowe Price
                                                                            Growth and                          U.S. Government
                                                                              Income              Equity            Income
                                                         Bond Series          Series              Series            Series
                                                        ------------      --------------       ------------     ---------------
OPERATIONS
  Net investment income                                 $  1,222,895       $   5,764,382       $    398,609       $  1,803,367
  Net realized gain (loss) on sale
    of investments                                          (198,084)         17,734,362          1,354,678            (13,673)
  Net unrealized appreciation (depreciation)
    during the period                                       (968,222)         31,098,623          7,802,709         (1,476,045)
                                                        ------------       -------------       ------------       ------------
           INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                             56,589          54,597,367          9,555,996            313,649
                                                        ------------       -------------       ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS
  Net investment income                                     (968,742)         (5,234,796)          (449,055)        (1,847,027)
  Net realized gains                                        (207,719)        (18,412,869)        (8,668,236)          (597,259)

CAPITAL SHARE TRANSACTIONS - NOTE D
  Reinvestment of net investment income
    distributed                                              968,742           5,234,796            449,055          1,847,027
  Reinvestment of net realized gains                         207,719          18,412,869          8,668,236            597,259
  Sales of capital shares                                  9,504,353          37,641,014            793,709          2,362,361
  Redemptions of capital shares                           (2,777,630)        (13,568,724)        (6,839,695)        (4,454,380)
                                                        ------------       -------------       ------------       ------------
      INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                          7,903,184          47,719,955          3,071,305            352,267
                                                        ------------       -------------       ------------       ------------
        TOTAL INCREASE (DECREASE)
                    IN NET ASSETS                          6,783,312          78,669,657          3,510,010         (1,778,370)
NET ASSETS
  BEGINNING OF YEAR                                       17,934,392         290,441,528         54,803,152         34,090,919
                                                        ------------       -------------       ------------       ------------
  END OF YEAR (including undistributed net
    investment income: Bond Series - $765,101;
    Growth and Income Series - $3,364,585;
    Equity Series - $210,605; U.S. Government
    Income Series - $1,057,930)                         $ 24,717,704       $ 369,111,185       $ 58,313,162       $ 32,312,549
                                                        ============       =============       ============       ============

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                    SCHEDULE I
                                   BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2000

                                                               Percentage
                                                               of Market
                                                                Value of                    Market
Fixed Maturities                                                Portfolio     Principal     Value
----------------                                               ----------     ---------     ------
CORPORATE NOTES                                                   26.6%

Aerospace & Defense:                                               1.0%
    Boeing Co., 8.75%, 08/15/21                                                50,000      $ 56,688
    Lockheed Martin Corp., 7.75%, 05/01/26                                     90,000        86,063
    Tyco International, Ltd., 6.375%, 06/15/05                                 80,000        76,100
                                                                                           --------
                                                                                            218,851

Automobiles & Related:                                             2.1%
    Amerco., 8.80%, 02/04/05                                                  150,000       143,813
    Borg Warner Automotive, Inc., 6.5%, 02/15/09                              235,000       208,269
    Capital Auto Receivables Asset, 6.30%, 05/15/04                           125,000       123,628
                                                                                           --------
                                                                                            475,710

Banking:                                                           1.6%
    Dime Bancorp, Inc., 6.375%, 01/30/01                                      250,000       248,445
    HSBC Fin Nederland Bank, 7.40%, 04/15/03                                  100,000        99,750
                                                                                           --------
                                                                                            348,195

Chemicals and Allied Products:                                     0.8%
    Fort James Corp., 6.875%, 09/15/07                                        195,000       182,325

Electric Utilities:                                                1.9%
    CMS Energy Corp., 8.00%, 07/01/11                                         225,000       222,188
    National Rural Utilities, 6.50%, 09/15/02                                 100,000        98,875
    Public Service Electric & Gas Co., 6.25%, 01/01/07                        100,000        92,750
                                                                                           --------
                                                                                            413,813

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                             Percentage
                                                              of Market
                                                              Value of                      Market
Fixed Maturities                                              Portfolio     Principal       Value
----------------                                             ----------     ---------      ----------
CORPORATE NOTES (Continued)

Finance & Credit:                                                7.5%
    G.E. Capital Mortgage Svcs., Inc., 6.25%, 12/25/28                        245,861      $  169,644
    G.E. Capital Mortgage Svcs., Inc., 6.50%, 04/25/29                        305,696         208,240
    Honda Auto Lease Trust, 6.45%, 09/16/02                                   325,000         322,943
    Hayes Lemerz International, Inc., 8.25%, 12/15/08                          50,000          43,500
    Northwest Asset Corp., 6.75%, 05/25/29                                    246,974         178,864
    Merrill Lynch Mtg. Investment, Inc., 7.56%, 09/15/09                      115,000         113,850
    Salomon Smith Barney, Inc., 7.375%, 05/15/07                              300,000         291,750
    Texaco Capital, Inc., 5.5%, 01/15/09                                      220,000         194,700
    Valero Pass-Through Asset Trust, 6.75%, 12/15/02                          140,000         135,450
                                                                                           ----------
                                                                                            1,658,941

Food & Beverages:                                                0.4%
    Archer Daniels Midland Co., 6.625%, 05/01/29                              120,000         102,150

Forest Products:                                                 0.4%
    Noranda Forest, Inc., 7.50%, 07/15/03                                     100,000          98,625

Health Services:                                                 0.3%
    Tenet Healthcare Corp., 7.875%, 01/15/03                                   70,000          68,950

Insurance Carriers:                                              1.2%
    Conseco, Inc., 6.40%, 06/15/01                                            200,000         169,000
    Prudential Insurance Co. America, 6.875%, 04/15/03                        100,000          98,125
                                                                                           ----------
                                                                                              267,125
Media & Communications:                                          1.5%
    CSC Holdings, Inc., 8.125%, 07/15/2009                                     25,000          24,594
    Isle of Capri Casinos, Inc., 8.75%, 04/15/09                              100,000          91,500
    Liberty Media Corp., 7.875%, 07/15/09                                     150,000         145,875
    Metromedia Fiber Network, Inc., 10.00%, 12/15/09                           70,000          68,250
                                                                                           ----------
                                                                                              330,219

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                     Percentage
                                                      of Market
                                                      Value of                          Market
Fixed Maturities                                      Portfolio       Principal         Value
-----------------                                    ----------       ---------      -----------
CORPORATE NOTES (Continued)

Miscellaneous Business Services:                        0.5%
    Allied Waste North America, 7.875%, 01/0/09                        115,000       $   102,063

Miscellaneous Consumer Products:                        2.5%
    American Standard, Inc., 7.375%, 04/15/05                           45,000            42,525
    Jones Apparel Group, Inc., 7.875%, 06/15/06                        230,000           219,937
    S C International Service, Inc., 9.25%, 09/01/07                    60,000            57,375
    WMX Technologies, Inc., 7.125%, 06/15/01                           250,000           245,625
                                                                                     ------------
                                                                                         565,462

Oil and Gas Extraction:                                 1.6%
    Apache Corp., 7.70%, 03/15/26                                      155,000           153,063
    Quaker State Corp., 6.625%, 10/15/05                               100,000            96,375
    Tosco Corp., 8.125%, 02/15/2030                                    100,000           101,500
                                                                                     ------------
                                                                                         350,938

Telephone Communication:                                1.9%
    Allegiance Telecom, Inc., 0.00%, 02/15/08                           25,000            18,625
    Charter Communications Holdings, 8.625%, 04/01/09                  100,000            88,000
    Crown Castle International, 0.00%, 05/15/11                         75,000            47,250
    GTE Corp., 6.94%, 04/15/28                                         100,000            90,121
    Global Crossing Holdings, Ltd., 9.625%, 05/15/08                   100,000            98,250
    US West Communications, Inc., 7.50%, 06/15/23                       80,000            73,900
                                                                                     ------------
                                                                                         416,146

Transportation:                                         1.4%
    Canadian National Railway Co., 6.90%, 07/15/28                     165,000           145,200
    Newport News Shipbuilding, Inc.,  9.25% 12/01/06                    60,000            60,600
    Norfolk Southern Corp., 7.80%, 05/15/27                            100,000            98,250
                                                                                     ------------
                                                                                         304,050
                                                                                     ------------
                              TOTAL CORPORATE NOTES
                                   (COST $6,195,796)                                   5,903,563

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                    SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                     Percentage
                                                      of Market
                                                      Value of                         Market
Fixed Maturities                                      Portfolio      Principal         Value
-----------------                                    -----------     ---------       -----------
FEDERAL AGENCIES                                        58.0%

Federal Home Loan Mortgage Corp.:                       0.2%
    9.50%, 04/01/19                                                     26,287       $    27,346
    9.00%, 06/01/19                                                     13,352            13,811
                                                                                     ------------
                                                                                          41,157

Federal National Mortgage Assn.:                        10.8%
    6.625%, 01/15/02                                                 1,835,000         1,828,908
    7.00%, 09/01/10                                                    149,495           146,831
    7.00%, 05/01/12                                                    132,560           130,197
    6.50%, 03/01/13                                                    290,404           280,510
    7.50%, 08/25/21                                                      9,069             9,086
                                                                                     ------------
                                                                                       2,395,532

Government National Mortgage Assn.:                     47.0%
      9.00%, 04/15/09                                                    2,174             2,227
      9.00%, 05/15/09                                                   11,631            11,915
      9.00%, 05/15/09                                                    3,477             3,562
      9.00%, 05/15/09                                                    2,752             2,819
      9.00%, 05/15/09                                                    1,061             1,087
      9.00%, 05/15/09                                                    1,599             1,638
     11.25%, 09/15/15                                                   78,115            85,511
     11.50%, 11/15/15                                                    9,611            10,662
     10.00%, 06/15/17                                                   21,329            22,782
      9.25%, 07/15/17                                                    7,003             7,200
     10.00%, 11/15/17                                                    7,615             8,134
     11.50%, 02/15/18                                                    3,244             3,599
     10.00%, 03/15/19                                                   23,635            25,245
     10.00%, 03/15/20                                                   13,654            14,584
      9.25%, 05/15/20                                                   29,390            30,216
      9.25%, 05/15/21                                                   86,986            89,432
      9.25%, 06/15/21                                                   21,090            21,683

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                     Percentage
                                                      Of Market
                                                      Value of                           Market
Fixed Maturities                                      Portfolio       Principal          Value
-----------------                                    ----------       ---------      -----------
FEDERAL AGENCIES (Continued)

Government National Mortgage Assn. (Continued)
    7.00%, 08/15/23                                                     70,120       $    68,213
    7.50%, 06/15/23                                                     79,457            78,836
    7.50%, 10/15/23                                                    117,086           116,170
    7.00%, 01/15/24                                                    113,194           110,116
    7.00%, 03/15/24                                                     78,222            76,095
    7.00%, 01/15/25                                                    350,914           341,590
    9.50%, 01/15/25                                                     10,583            10,983
    9.50%, 05/15/25                                                      7,044             7,310
    7.00%, 02/15/26                                                    462,666           450,086
    7.50%, 09/15/26                                                    163,631           162,351
    8.00%, 05/15/27                                                    196,047           197,884
    6.50%, 04/15/28                                                    731,865           694,810
    7.00%, 05/15/28                                                    339,969           330,726
    7.00%, 06/15/28                                                    298,407           290,293
    6.50%, 10/15/28                                                  1,760,691         1,671,548
    6.50%, 11/15/28                                                    504,356           478,821
    6.50%, 01/15/29                                                    233,482           221,661
    6.50%, 03/15/29                                                    261,925           248,663
    6.50%, 04/15/29                                                    245,761           233,318
    6.50%, 05/15/29                                                    937,928           891,031
    6.50%, 05/15/29                                                    272,923           259,276
    6.50%, 06/15/29                                                    149,737           142,156
    6.50%, 07/15/29                                                    653,751           620,652
    8.00%, 07/15/29                                                    157,641           159,118
    7.00%, 08/15/29                                                    988,686           961,803
    7.50%, 09/15/29                                                    543,844           539,592
    8.00%, 09/15/29                                                    246,506           248,816
    8.00%, 01/15/30                                                    252,752           255,120
    8.00%, 06/15/30                                                    229,799           231,885
                                                                                  ---------------
                                                                                      10,441,219
                                                                                  ---------------
                              TOTAL FEDERAL AGENCIES
                                  (COST $13,094,895)                                  12,877,908

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                     Percentage
                                                      of Market
                                                      Value of                         Market
Fixed Maturities                                      Portfolio     Principal          Value
-----------------                                    ----------     ---------        -----------
U.S. GOVERNMENT OBLIGATIONS                             13.8%

U.S. Treasury Bonds:                                    3.4%
    6.625%, 02/15/27                                                   260,000       $   280,067
    5.25%, 02/15/29                                                    520,000           469,622
                                                                                     ------------
                                                                                         749,689

U.S. Treasury Notes:                                    10.4%
    3.375%, 01/15/07                                                   316,839           305,252
    5.50%, 05/15/09                                                  1,385,000         1,327,869
    6.00%, 08/15/09                                                    675,000           670,565
                                                                                     ------------
                                                                                       2,303,686
                                                                                     ------------

                   TOTAL U.S. GOVERNMENT OBLIGATIONS
                                   (COST $2,969,151)                                   3,053,375

FOREIGN GOVERNMENT  OBLIGATIONS                         1.6%

Argentina Rep, 0.00%, 03/31/05                                         400,000           368,784
                                                                                     ------------

               TOTAL FOREIGN  GOVERNMENT OBLIGATIONS
                                     (COST $363,350)                                     368,784
                                                                                     ------------

                                   TOTAL INVESTMENTS
                                  (COST $22,623,192)   100.0%                         22,203,630

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                        Percentage
                                                         Of Market
                                                         Value of                     Market
 Forward Foreign Currency Contracts                      Portfolio     Principal      Value
-----------------------------------                     ----------     ---------    -----------
CONTRACTS TO BUY

557,000 Canadian Dollars (Settlement Date 08/09/00;
     Payable amount $377,627; Market value $376,922)                                 $     (705)
25,000 Euro Dollars (Settlement Date 08/22/00;
     Payable amount $23,739; Market value $23,095)                                         (644)
                                                                                     ------------
                                                                                         (1,349)

Other assets less liabilities                                                          1,017,409
                                                                                     ------------

                                          NET ASSETS                                 $23,219,690
                                                                                     ============

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2000


                                                     Percentage
                                                      of Market
                                                      Value of         No. of         Market
Equity Securities                                     Portfolio        Shares          Value
-----------------                                    ----------       --------      ------------
CAPITAL EQUIPMENT                                       4.1%

Electrical  Equipment:                                  4.1%
    Black & Decker Corp.                                                68,200      $  2,536,187
    General Electric Co.                                               105,000         5,400,938
    Hubbell, Inc. Class B                                               60,000         1,447,500
    Stanley Works                                                      150,000         3,928,125
                                                                                    -------------
                                                                                      13,312,750

CONSUMER CYCLICALS                                      0.5%

Automobiles & Related:                                  0.5%
    Genuine Parts Co.                                                   80,000         1,605,000

CONSUMER NONDURABLES                                   20.6%

Food & Beverages:                                       6.4%
    Anheuser-Busch Company, Inc.                                        50,000         4,025,000
    Campbell Soup Co.                                                  100,000         2,650,000
    General Mills, Inc.                                                108,000         3,712,500
    Hershey Foods, Inc.                                                 70,000         3,237,500
    McCormick & Co.                                                    100,000         2,931,250
    Pepsico, Inc.                                                       50,000         2,290,625
    Ralston Purina Group                                               100,000         2,018,750
                                                                                    -------------
                                                                                      20,865,625

Health Services:                                        0.7%
    Baxter International, Inc.                                          30,000         2,332,500

Miscellaneous Consumer Products:                        5.5%
    Colgate Palmolive Co.                                               60,000         3,341,250
    Eastman  Kodak Company                                              60,000         3,292,500
    Fortune Brands, Inc.                                               120,000         2,700,000
    Gillette Co.                                                        51,300         1,497,318

These accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                     Percentage
                                                      of Market
                                                      Value of         No. of         Market
Equity Securities                                     Portfolio        Shares          Value
------------------                                   ----------       --------      ------------
CONSUMER NONDURABLES (Continued)

Miscellaneous Consumer Products (Continued)
    Int'l. Flavors & Fragrance                                         100,000      $  2,675,000
    Owens Corning Fiber                                                 70,000           385,000
    Philip Morris Companies, Inc.                                      100,000         2,525,000
    UST, Inc.                                                          100,000         1,450,000
                                                                                    -------------
                                                                                      17,866,068
Pharmaceuticals:                                        8.0%
    Abbott Laboratories                                                150,000         6,243,750
    American Home Products Corporation                                 125,000         6,632,812
    Johnson & Johnson                                                   45,000         4,187,813
    Merck & Co.                                                         27,500         1,971,406
    Pharmacia Corporation                                               59,500         3,257,625
    Schering-Plough Corp.                                               80,000         3,455,000
                                                                                    -------------
                                                                                      25,748,406

CONSUMER SERVICES                                      16.6%

Entertainment & Leisure:                                3.1%
    Hilton Hotels Corp.                                                400,000         4,100,000
    Starwood Hotel & Resort Worldwide, Inc.                            175,000         5,971,875
                                                                                    -------------
                                                                                      10,071,875

General Merchandise Stores:                             6.6%
    Albertsons, Inc.                                                   125,000         3,773,437
    May Department Stores Co.                                           58,000         1,377,500
    Neiman-Marcus Group, Inc.*                                          90,000         2,970,000
    Nordstrom, Inc.                                                     67,000         1,172,500
    Penney J C Co.                                                      50,000           806,250
    Target Corp.                                                       180,000         5,220,000
    Toys R Us, Inc.*                                                   250,000         4,125,000
    Tupperware Corp.                                                   100,000         1,943,750
                                                                                    -------------
                                                                                      21,388,437

* Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                   SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                     Percentage
                                                      of Market
                                                      Value of         No. of          Market
Equity Securities                                     Portfolio        Shares          Value
-----------------                                    -----------      --------      ------------
CONSUMER SERVICES (Continued)

Media & Communications:                                 5.5%
    Walt Disney Company Holding Co.                                    156,300      $  6,046,855
    Knight Ridder, Inc.                                                 60,000         3,127,500
    Meredith Corp.                                                      60,000         1,908,750
    Readers Digest Assn., Inc.                                          35,000         1,194,375
    Viacom, Inc. CL B *                                                 81,375         5,396,180
                                                                                    -------------
                                                                                      17,673,660

Miscellaneous Business Services:                        1.4%
    Waste Management, Inc.                                             250,000         4,671,875

ENERGY                                                 10.5%

Oil And Gas Extraction:                                10.5%
    Amerada Hess Corp.                                                  65,000         3,932,500
    BP Amoco PLC.                                                      241,532        12,635,143
    Baker Hughes, Inc.                                                 131,200         4,542,800
    Chevron Corp.                                                       40,000         3,160,000
    Exxon Mobil Corp.                                                   57,122         4,569,760
    Texaco, Inc.                                                        30,600         1,512,788
    Unocal Corp.                                                       125,000         3,781,250
                                                                                    -------------
                                                                                      34,134,241

FINANCIAL                                              16.9%

Banking:                                                6.6%
    Bank One Corp.                                                     110,000         3,499,375
    Chase Manhattan Corp.                                               45,000         2,235,938
    Firstar Corp.*                                                     175,000         3,456,250
    Mellon Financial Corp.                                             100,000         3,768,750
    National City Corp.                                                100,000         1,775,000
    Washington Mutual, Inc.                                            120,000         3,855,000

* Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                         SECURITY FIRST TRUST SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                     Percentage
                                                      of Market
                                                      Value of          No. of          Market
Equity Securities                                     Portfolio         Shares          Value
-----------------                                    ----------        --------     -------------
FINANCIAL (Continued)

Banking  (Continued)
    Wells Fargo & Co.                                                   66,660      $  2,753,891
                                                                                    -------------
                                                                                      21,344,204
Federal Agencies:                                       0.7%
    Freddie Mac                                                         60,000         2,366,250

Financial Services:                                     5.2%
    H&R Block, Inc.                                                     60,000         1,920,000
    Citigroup, Inc.                                                    165,547        11,681,410
    J.P. Morgan & Co.                                                   25,000         3,337,500
                                                                                    -------------
                                                                                      16,938,910

Insurance Carriers:                                     4.4%
    Chubb Corp.                                                         65,000         4,810,000
    Loews Corp.                                                         30,000         1,882,500
    St. Paul Companies, Inc.                                           105,136         4,671,981
    UnumProvident Corp.                                                125,000         2,875,000
                                                                                    -------------
                                                                                      14,239,481

PROCESS INDUSTRIES                                     10.7%

Chemicals and Allied Products:                          7.0%
    Dow Chemical Co.                                                    90,000         2,587,500
    Dupont Co.                                                          50,000         2,265,625
    Fort James Corp.                                                   125,000         3,820,313
    Great Lakes Chemical Corp.                                         100,000         2,937,500
    Hercules, Inc.                                                     130,000         1,941,875
    Imperial Chemical ADR                                              100,000         2,868,750
    Minnesota Mining & Manufacturing Co.                                38,300         3,449,394
    Pall Corp.                                                         125,000         2,593,750
                                                                                    -------------
                                                                                      22,464,707

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                  SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                      Percentage
                                                      of Market
                                                       Value of                   No. of          Market
Equity Securities                                     Portfolio                   Shares          Value
-----------------                                     ---------                   ------          -----

PROCESS INDUSTRIES (Continued)

Forest Products:                                         0.4%
      Weyerhaeuser Co.                                                             30,000      $   1,370,625

Metal Mining:                                            1.0%
      Newmont Mining Corp.                                                         75,000          1,331,250
      Phelps Dodge Corp.                                                           50,000          2,034,375
                                                                                               -------------
                                                                                                   3,365,625

Paper And Allied Products:                               2.3%
      Kimberly-Clark Corp.                                                        100,000          5,743,750
      International Paper Co.                                                      47,278          1,607,452
                                                                                               -------------
                                                                                                   7,351,202

TECHNOLOGY                                               5.5%

Computer and Office Equipment:                           5.5%
      America Online, Inc.*                                                        40,000          2,132,500
      BMC Software, Inc.*                                                         100,000          1,887,500
      Computer Associates International, Inc.                                      75,000          1,860,938
      First Data Corp.                                                            125,000          5,757,813
      Microsoft Corp.                                                              40,000          2,792,500
      Motorola, Inc.                                                               50,000          1,653,125
      Xerox Corp.                                                                 120,000          1,785,000
                                                                                               -------------
                                                                                                  17,869,376
TRANSPORTATION                                           5.9%

Aerospace and Defense:                                   3.8%
      Boeing Company                                                              100,000          4,900,000
      Lockheed Martin Corp.                                                       100,000          2,812,500
      Raytheon Co. CL B                                                           100,000          2,425,000
      Rockwell International Corp.                                                 60,000          2,103,750
                                                                                               -------------
                                                                                                  12,241,250

*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                  SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                        Percentage
                                        of Market
                                         Value of         No. of        Market
Equity Securities                       Portfolio         Shares         Value
-----------------                       ---------         ------         -----
TRANSPORTATION (Continued)

Railroad Transportation:                   2.1%
      Norfolk Southern Corp.                             200,000     $  3,725,000
      Union Pacific Corp.                                 70,000        3,023,125
                                                                     ------------
                                                                        6,748,125

UTILITIES                                  5.3%

Telephone Communication:                   2.4%
      AT&T Co.                                            30,000          928,125
      SBC Communications, Inc.                           104,865        4,463,317
      Verizon Communications, Inc.                        48,800        2,293,600
                                                                     ------------
                                                                        7,685,042

Utility Holding Companies:                 2.9%
      Edison International                                50,000          984,375
      Niagara Mohawk Holdings, Inc.*                     137,500        1,830,468
      Peco Energy Co.                                     50,000        2,134,375
      Scottish Power PLC*                                 40,600        1,344,875
      Unicom Corp.                                        75,000        3,079,688
                                                                     ------------
                                                                        9,373,781
                                                                     ============

        TOTAL EQUITY SECURITIES
             (COST $268,381,419)                                      313,029,015


*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                               SECURITY FIRST TRUST                  SCHEDULE I
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000



                                                                   Percentage
                                                                   of Market
                                                                     Value of                     Market
Short-Term Investments                                              Portfolio   Principal          Value
----------------------                                             -----------  ----------     -------------

SHORT-TERM INVESTMENTS                                                 3.4%

Commercial Paper:                                                      3.4%
      Ciesco L.P, 6.55%, 08/17/2000                                              5,000,000      $  4,985,340
      Knight Ridder Inc., 6.54%, 08/31/2000                                      6,000,000         5,967,049
                                                                                                ------------

                                   TOTAL SHORT-TERM INVESTMENTS
                                             (COST $10,952,389)                                   10,952,389
                                                                                                ------------

                                              TOTAL INVESTMENTS
                                            (COST $279,333,808)      100.0%                      323,981,404

Other assets less liabilities                                                                        972,600
                                                                                                ------------

                                                     NET ASSETS                                $ 324,954,004
                                                                                               =============



*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================
                                       26

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                                  EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2000

                                              Percentage
                                              of Market
                                               Value of      No. of        Market
Equity Securities                             Portfolio      Shares         Value
-----------------                            -----------    --------     -----------
CAPITAL EQUIPMENT                                6.3%

Aerospace & Defense:                             1.1%
      Boeing Company                                           4,400     $   215,600
      Tyco International, Ltd.                                 8,100         433,350
                                                                         -----------
                                                                             648,950
Electrical Equipment:                            4.2%
      General Electric Co.                                    47,600       2,448,425

Machinery:                                       1.0%
      Illinois Tool Works, Inc.                                9,600         549,600

CONSUMER NONDURABLES                            14.9%

Food & Beverages:                                3.4%
      Anheuser-Busch Company, Inc.                             9,700         780,850
      Coca Cola                                               13,800         846,112
      Pepsico, Inc.                                            7,400         339,013
                                                                         -----------
                                                                           1,965,975

Health Services:                                 0.7%
      Medtronic, Inc.                                          7,900         403,394

Miscellaneous Consumer Products:                 1.3%
      McDonalds  Corp.                                        10,300         324,450
      Proctor & Gamble Co.                                     7,200         409,500
                                                                         -----------
                                                                             733,950

Pharmaceuticals:                                 9.5%
      American Home Products Co.                              12,000         636,750
      Amgen, Inc.*                                             6,000         389,625
      Johnson & Johnson                                       10,300         958,544
      Lilly Eli & Co.                                          7,800         810,225
      Merck & Co.                                             15,100       1,082,481

*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================
                                       27

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                               Percentage
                                               of Market
                                                Value of        No. of          Market
Equity Securities                              Portfolio        Shares           Value
-----------------                             ------------     -------       ------------

CONSUMER NONDURABLES (Continued)

Pharmaceuticals (Continued)
      Pfizer, Inc.                                               24,475      $  1,055,484
      Schering Plough Corp.                                      13,800           595,988
                                                                             ------------
                                                                                5,529,097

CONSUMER CYCLICALS                                0.5%

Automobiles & Related:                            0.5%
      Ford Motor Co.                                              6,400           298,000

CONSUMER SERVICES                                10.2%

General Merchandise Stores:                       5.2%
      Costco Wholesale Corp.*                                    14,300           465,644
      Gap, Inc.                                                   8,300           297,244
      Home Depot, Inc.                                           16,450           851,288
      Walmart Stores                                             26,000         1,428,375
                                                                             ------------
                                                                                3,042,551

Media & Communications:                           5.0%
      A T & T Corp Liberty Media Group                           15,400           342,650
      Clear Channel Communication, Inc.*                         10,500           799,969
      Walt Disney Company Holding Co.                            14,000           541,625
      Time Warner, Inc.                                           7,600           582,825
      Viacom, Inc. CL B *                                         9,154           607,025
                                                                             ------------
                                                                                2,874,094

ENERGY                                            5.6%

Oil And Gas Extraction:                           5.6%
      Exxon Mobil Corp.                                          20,528         1,642,240


*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                 Percentage
                                                  of Market
                                                  Value of     No. of         Market
Equity Securities                                 Portfolio    Shares          Value
-----------------                               -----------   --------      ------------
ENERGY (Continued)

Oil And Gas Extraction (Continued)
      Royal Dutch Petroleum Co. ADR                              17,700     $  1,031,025
      Schlumberger Limited                                        8,200          606,288
      Transocean Sedco Forex, Inc.                                   26            1,287
                                                                            ------------
                                                                               3,280,840

FINANCIAL                                           18.1%

Banking:                                             1.8%
      Chase Manhattan Corp.                                      12,800          636,000
      Mellon Financial Corp.                                     11,500          433,406
                                                                            ------------
                                                                               1,069,406

Federal Agencies:                                    1.3%
      Federal National  Mortgage Assn.                           18,700          737,481

Financial Services:                                 12.0%
      American Express Co.                                        6,400          362,800
      Citigroup, Inc.                                            33,475        2,362,080
      MBNA Corp.                                                 13,700          457,238
      Morgan Stanley Dean Witter                                  9,870          900,638
      Northern Trust Corp.                                        6,500          486,688
      Charles Schwab Corp.                                       12,100          437,113
      SPDR Trust                                                 13,800        1,972,535
                                                                            ------------
                                                                               6,979,092

Insurance Carriers:                                  3.0%
      Ace Limited                                                 2,400           86,400
      American International Group                               18,880        1,655,540
                                                                            ------------
                                                                               1,741,940

The accompanying notes are an integral part of these financial statements.
================================================================================
                                       29

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                           Percentage
                                           of Market
                                            Value of                      No. of         Market
Equity Securities                          Portfolio                      Shares          Value
-----------------                         ------------                    ------        -----------
PROCESS INDUSTRIES                            1.9%

Chemicals and Allied Products:                0.6%
      Dow Chemical Co.                                                     11,100       $   319,125

Metal Mining:                                 0.7%
      Alcoa, Inc.                                                          14,300           432,575

Paper And Allied Products:                    0.6%
      International Paper Co.                                              10,700           363,800

TECHNOLOGY                                   34.3%

Communication  Equipment:                     8.3%
      Arcatel Sponsored ADRS                                                4,100           299,813
      Corning, Inc.                                                         2,000           467,875
      Lucent Technologies, Inc.                                            16,300           713,125
      Motorola, Inc.                                                       27,000           892,688
      Nextel Communication, Inc.*                                           9,800           548,188
      Nortel Networks Corp.                                                20,900         1,554,436
      Vodafone Airtouch  PLC ADR                                            8,000           340,000
                                                                                        -----------
                                                                                          4,816,125

Computer & Office Equipment:                 26.0%
      America Online, Inc.*                                                18,100           964,956
      Applied Materials, Inc.*                                              4,000           303,500
      Cisco Systems Inc.*                                                  42,600         2,787,638
      Dell Computer Corp.*                                                 24,000         1,054,500
      EMC  Mass Corp.*                                                     13,100         1,115,138
      Electronic Data System Corp.                                         10,500           451,500
      Hewlett Packard Co.                                                   5,200           567,775
      Intel Corp.                                                          36,600         2,443,050


*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================
                                       30

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                                  EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000

                                                  Percentage
                                                  of Market
                                                   Value of    No. of          Market
Equity Securities                                 Portfolio    Shares           Value
-----------------                                -----------   ------        ------------
TECHNOLOGY (Continued)

Computer & Office Equipment (Continued)
      International Business Machines Corp.                       8,800      $     989,450
      Microsoft Corp.                                            26,800          1,870,975
      Oracle Corp.*                                              13,500          1,015,031
      Sun Microsystems, Inc.*                                     7,900            832,956
      Texas Instruments, Inc.                                    12,700            745,331
                                                                             -------------
                                                                                15,141,800

UTILITIES                                            8.2%

Telephone Communication:                             5.9%
      AT&T Co.                                                   12,000            371,250
      Qwest Communications International, Inc.                   11,936            560,246
      SBC Communications, Inc.                                   19,000            808,687
      Verizon Communications, Inc.                               19,900            935,300
      Worldcom, Inc.*                                            19,000            742,187
                                                                             -------------
                                                                                 3,417,670

Utility Holding Companies:                           2.3%
      Aes Corp.*                                                 13,800            737,437
      American Power Conversion Corp.*                            6,500            165,343
      Calpine Corp.                                               6,000            427,500
                                                                             -------------
                                                                                 1,330,280
                                                                             -------------

                               TOTAL INVESTMENTS
                              (COST $44,935,123)    100.0%                      58,124,170

Other assets less liabilities                                                      891,257
                                                                             -------------

                                      NET ASSETS                             $  59,015,427
                                                                             =============

*Non-income producing
The accompanying notes are an integral part of these financial statements.
================================================================================
                                       31

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                          U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2000


                                                                  Percentage
                                                                  of Market
                                                                   Value of                    Market
Fixed Maturities                                                  Portfolio     Principal      Value
----------------                                                 -----------   ----------    -----------
CORPORATE NOTES                                                      1.9%

Finance & Credit:                                                    1.9%
      Deutsche Mortgage & Asset, 6.22%, 09/15/07                                 106,776     $   102,804
      GMAC Mortgage Corp., 5.94%, 07/01/13                                       431,651         387,757
      Residential Accredit Lines, Inc., 6.75%, 05/25/28                          116,248         113,822
                                                                                             -----------
                                                                                                 604,383
                                                                                             -----------

                                          TOTAL CORPORATE NOTES
                                                (COST $639,117)                                  604,383

U.S. GOVERNMENT OBLIGATIONS                                          32.0%

U.S. Treasury Bonds:                                                 30.7%
        8.75%, 11/15/08                                                            500,000       532,030
      12.75%, 11/15/10                                                             600,000       768,186
      14.00%, 11/15/11                                                              50,000        69,438
        9.25%, 02/15/16                                                            410,000       536,202
        8.50%, 02/15/20                                                          3,130,000     3,969,216
        6.375%, 08/15/27                                                         3,580,000     3,744,429
        5.25%, 02/15/29                                                            230,000       207,718
                                                                                             -----------
                                                                                               9,827,219

U.S. Treasury Notes:                                                  1.3%
      6.375%, 04/30/02                                                             250,000       250,000
      5.875%, 11/15/04                                                             170,000       167,768
                                                                                             -----------
                                                                                                 417,768
                                                                                             -----------
                              TOTAL U.S. GOVERNMENT OBLIGATIONS
                                             (COST $10,361,424)                               10,244,987

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                    Percentage
                                                    of Market
                                                     Value of                        Market
Fixed Maturities                                    Portfolio     Principal          Value
----------------                                    ----------   ----------       -----------
FEDERAL AGENCIES                                      59.5%

Federal Farm Credit Bank:                              6.7%
       6.05%, 04/21/03                                               550,000      $   538,203
       6.94%, 05/19/05                                               125,000          124,816
       7.37%, 08/01/06                                             1,500,000        1,496,835
                                                                                  -----------
                                                                                    2,159,854
Federal Home Loan Bank:                                0.8%
      8.00%, 08/27/01                                                250,000          252,768

Federal Home Loan Mortgage Corp.:                     16.1%
      7.36%, 06/05/07                                              1,500,000        1,476,150
      7.00%, 07/01/07                                                 54,479           53,236
      7.00%, 09/01/10                                                159,137          156,500
      6.50%, 04/01/11                                                942,803          911,568
      6.00%, 05/11/11                                                999,667          949,054
      5.50%, 05/01/14                                                465,156          432,595
      6.918%, 07/01/27                                                 6,176            6,183
      6.50%, 04/01/29                                                487,194          461,158
      6.50%, 05/01/29                                                715,730          677,481
      6.50%, 06/01/29                                                 35,025           33,154
                                                                                  -----------
                                                                                    5,157,079

Federal National Mortgage Assn.:                      22.1%
      6.125%, 11/25/03                                               130,144          128,787
      5.125%, 02/13/04                                               175,000          165,120
      6.14%, 09/10/08                                                225,000          208,861
      6.09%, 10/01/08                                                513,030          475,168
      6.00%, 11/01/08                                                270,526          259,705
      6.50%, 03/01/09                                                 71,587           70,693
      7.00%, 04/01/11                                                775,935          762,108
      7.00%, 05/01/11                                                370,525          363,922
      5.50%, 07/01/13                                                428,017          396,985



The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000



                                                     Percentage
                                                     Of Market
                                                      Value of                                    Market
Fixed Maturities                                     Portfolio                    Principal        Value
----------------                                    ------------                 -----------    -----------
FEDERAL AGENCIES (Continued)

Federal National Mortgage Assn. (Continued)
      8.00%, 11/01/13                                                               523,443     $   525,406
      5.50%, 01/01/14                                                               462,803         429,249
      5.50%, 02/01/14                                                               458,187         424,968
      6.00%, 03/01/14                                                                61,348          58,127
      8.00%, 08/01/14                                                               246,977         249,677
      6.50%, 05/17/15                                                               700,000         662,816
      6.32%, 10/01/23                                                               691,946         633,131
      8.00%, 10/01/25                                                               144,592         145,134
      6.00%, 06/01/29                                                               487,442         447,681
      6.50%, 06/01/29                                                               495,016         467,944
      6.50%, 09/01/29                                                               194,289         183,663
                                                                                                -----------
                                                                                                  7,059,145

Government National Mortgage Assn.:                    12.9%
      8.25%, 02/15/09                                                               199,930         203,179
      6.00%, 04/15/14                                                               453,313         431,780
      7.00%, 10/15/23                                                               480,979         467,901
      7.50%, 01/15/26                                                               689,529         684,135
      6.50%, 03/15/29                                                               214,265         203,417
      6.50%, 04/15/29                                                               176,935         167,977
      6.50%, 05/15/29                                                               230,708         219,028
      6.50%, 06/15/29                                                               216,195         205,249
      6.50%, 07/15/29                                                               537,122         509,927
      6.50%, 07/15/29                                                               498,364         473,132
      6.50%, 08/15/29                                                               602,089         571,605
                                                                                                -----------
                                                                                                  4,137,330
Other Federal Agencies:                                 0.9%
      Small Business Admin., 5.50%, 10/01/18                                        334,152         296,259
                                                                                                -----------

                   TOTAL FEDERAL AGENCIES
                        (COST $19,452,737)                                                       19,062,435


The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
                              SECURITY FIRST TRUST                   SCHEDULE I
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2000


                                                         Percentage
                                                          Of Market
                                                           Value of                               Market
Short-Term Investments                                    Portfolio             Principal          Value
----------------------                                    ---------            ----------      -------------
SHORT-TERM INVESTMENTS                                         6.6%
      Federal Home Loan Bank, 5.72%, 08/01/00
                                    (COST  $2,100,000)                          2,100,000      $   2,100,000
                                                                                               -------------

                                     TOTAL INVESTMENTS
                                    (COST $32,553,278)       100.0%                               32,011,805

Other assets less liabilities                                                                        508,244
                                                                                               -------------

                                            NET ASSETS                                         $  32,520,049
                                                                                               =============

The accompanying notes are an integral part of these financial statements.
================================================================================

================================================================================
SECURITY  FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond Series and the T. Rowe Price Growth and Income Series (the Growth and Income Series), respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Equity Series and the U.S. Government Income Series on July 11, 1993, which commenced operations May 19, 1993.

The following is a summary of significant accounting policies followed by the
Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined annually as of December 31.

As of 12/31/1999 the Bond Series and U.S. Government Income Series had capital loss carryforwards of $657,021 and $857,344, respectively. The loss carryforwards expire on 12/31/2009.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds.

Short-term investments that have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost, which approximates market value due to the short duration to maturity. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE A--ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES
(CONTINUED)

CURRENCY TRANSLATION -- Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

FOREIGN CURRENCY CONTRACTS -- The Trust may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Trust's currency exposure.

Contracts to buy and to sell foreign currency generally are used to minimize the effect of currency fluctuation on the portfolios. Also, a contract to buy or to sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contractual terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by The Wall Street Journal. Purchases and sales of forward foreign currency contracts having the same settlement date are offset, and any gain or loss is recognized on the date of offset; otherwise, the gain or loss is recognized on the settlement date.

DIVIDENDS AND DISTRIBUTIONS -- Each series declares dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net realized gain or loss on sale of investments is determined by the specific identification method.

ESTIMATES -- Certain amounts reported in the accompanying financial statements are based on management's best estimates and judgements. Actual results could differ from those estimates.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and T. Rowe Price Growth and Income Series:

Security First Investment Management Corporation (Security Management or
Manager) serves as both investment adviser and manager, and is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to
 .5%), less compensation payable to the Series' sub-advisers, Neuberger & Berman, LLC and T. Rowe Price Associates, respectively. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 2000, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation

SECURITY FIRST TRUST
================================================================================
equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Growth and Income Series, while Neuberger & Berman, LLC provides the same for the Bond Series. T. Rowe Price Associates and Neuberger & Berman, LLC are each paid an annual fee of .35% of the average daily net assets of the series for which they respectively provide investment advice less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

Equity Series and  U.S. Government Income Series:

Security Management serves as both investment adviser and manager, and is entitled by agreement to a monthly fee equal to 1/17 of 1% (equivalent annually to .7%) of the average daily net asset value of the Equity Series and 1/22 of 1% (equivalent annually to .55%) of the average daily net asset value of the U.S. Government Income Series, less compensation payable to the Series' sub-adviser, Blackrock, Inc. (Blackrock). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Blackrock waive their fees.

Blackrock provides investment advice and makes investment decisions for the U.S. Government Income Series and for the Equity Series. Blackrock is paid an annual fee of .40% of the average daily net assets of the U.S. Government Income Series and an annual fee of .55% of the average daily net assets of the Equity Series.









SECURITY FIRST TRUST
================================================================================

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the year ended July 31, 2000 were as follows:



                                                                   T. Rowe Price
                                                                      Growth                                      U.S.
                                                                        and                                    Government
                                                                       Income              Equity                 Income
                                                   Bond Series         Series              Series                 Series
                                                   -----------     -------------         -------------        -------------
    U.S. Government Securities:
      Purchases                                    $ 27,262,380                                               $ 50,241,251
      Sales                                          28,207,320                                                 51,138,844
    Other Investment Securities:
      Purchases                                      15,323,341      $ 77,736,240         $ 48,945,616             256,172
      Sales                                          16,089,569        50,617,104           48,275,745           1,597,940



The cost of investments at July 31, 2000 was the same for both financial statement and federal income tax purposes. At July 31, 2000, the composition of unrealized appreciation and depreciation of investment securities was as follows:



                                                                   Unrealized
                                                        Appreciation            Depreciation                 Net
                                                       --------------          --------------         ---------------

    Bond Series                                        $      151,839          $     (572,750)        $      (420,911)
    T. Rowe Price Growth and Income Series                 87,812,518             (43,164,922)             44,647,596
    Equity Series                                          15,042,867              (1,853,820)             13,189,047
    U.S. Government Income Series                             235,733                (777,206)               (541,473)

================================================================================

SECURITY FIRST TRUST

NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                                         Shares Issued
                                                                         in Connection
                                                                     with Reinvestment of
                                                                  Net                  Net
                                                              Investment            Realized
                                                                Income                Gain
                                                   Sold       Distributions         Distributions      Redeemed          Net
                                               ----------     -------------         -------------    ------------      --------
YEAR ENDED JULY 31, 2000

   Bond Series                                   860,594           379,121                            (1,471,680)      (231,965)
   T. Rowe Price Growth and Income Series      1,176,075           385,000            1,004,682       (2,272,433)       293,324
   Equity Series                                 191,684            39,195              186,614         (634,942)      (217,449)
   U.S. Government Income Series                 453,683           380,323                              (790,971)        43,035




YEAR ENDED JULY 31, 1999
   Bond Series                                 2,312,332           240,383               51,543         (682,801)     1,921,457
   T. Rowe Price Growth and Income Series      2,272,424           331,107            1,164,634         (812,020)     2,956,145
   Equity Series                                  94,561            56,914            1,098,636         (814,089)       436,022
   U.S. Government Income Series                 441,277           351,815              113,764         (828,203)        78,653


================================================================================

SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:


                                                                  NET REALIZED          TOTAL
                                                                 AND UNREALIZED         INCOME
                             NET ASSET                               GAINS              (LOSS)           DIVIDENDS
                             VALUE AT              NET            (LOSSES) ON            FROM            FROM NET
                             BEGINNING         INVESTMENT         INVESTMENTS         INVESTMENT        INVESTMENT
                              OF YEAR            INCOME                               OPERATIONS          INCOME
                           --------------     --------------     ---------------     -------------     --------------

BOND SERIES
Year ended July 31,

   1996                 $    3.92            $    .24          $   (.04)         $    .20            $     (.24)
   1997                      3.88                 .24               .14               .38                  (.24)
   1998                      4.02                 .19               .11               .30                  (.21)
   1999                      4.11                 .18              (.14)              .04                  (.18)
   2000                      3.93                 .24              (.11)              .13                  (.22)




T. ROWE PRICE
   GROWTH AND
   INCOME SERIES
Year ended July 31,
   1996                 $   10.58            $    .30          $   1.56          $   1.86            $     (.30)
   1997                     12.10                 .30              4.69              4.99                  (.29)
   1998                     16.26                 .28              1.27              1.55                  (.30)
   1999                     16.56                 .29              2.45              2.74                  (.29)
   2000                     18.01                 .29             (1.61)            (1.32)                 (.29)



EQUITY SERIES
Year ended July 31,
   1996                 $    5.70            $    .10          $    .46          $    .56            $     (.05)
   1997                      6.05                 .09              2.60              2.69                  (.11)
   1998                      8.18                 .07              1.04              1.11                  (.08)
   1999                      8.57                 .06              1.42              1.48                  (.07)
   2000                      8.54                 .02               .68               .70                  (.05)


U.S. GOVERNMENT
   INCOME SERIES
Year ended July 31,
   1996                 $    5.13            $    .18          $    .04          $    .22            $     (.19)
   1997                      5.15                 .23               .20               .43                  (.22)
   1998                      5.36                 .27               .06               .33                  (.24)
   1999                      5.45                 .30              (.24)              .06                  (.31)
   2000                      5.10                 .30              (.01)              .29                  (.29)






                       DISTRIBUTIONS
                            FROM         NET ASSET
                          REALIZED        VALUE AT
                          CAPITAL          END OF              TOTAL
                           GAINS            YEAR            RETURN(1)
                       ---------------  -------------     --------------

BOND SERIES
Year ended July 31,

   1996                                  $     3.88              5.10%
   1997                                        4.02              9.79
   1998                                        4.11              7.46
   1999                 $    (.04)             3.93              0.97
   2000                                        3.84              3.31



T. ROWE PRICE
   GROWTH AND
   INCOME SERIES
Year ended July 31,
   1996                $     (.04)        $   12.10             17.58%
   1997                      (.54)            16.26             41.24
   1998                      (.95)            16.56              9.53
   1999                     (1.00)            18.01             16.55
   2000                      (.77)            15.63             (7.33


EQUITY SERIES
Year ended July 31,
   1996                $     (.16)        $    6.05              9.82%
   1997                      (.45)             8.18             44.46
   1998                      (.64)             8.57             13.57
   1999                     (1.44)             8.54             17.27
   2000                      (.26)             8.93              8.20


U.S. GOVERNMENT
   INCOME SERIES
Year ended July 31,
   1996                $     (.01)        $   5 .15              4.29%
   1997                                        5.36              8.35
   1998                                        5.45              6.16
   1999                      (.10)             5.10              1.10
   2000                                        5.10              5.69





(1) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.
================================================================================

================================================================================
SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- FINANCIAL HIGHLIGHTS (CONTINUED)


                                                              Ratio of
                                         Ratio of                Net
                                        Operating            Investment
                                         Expenses               Income           Portfolio     Net Assets
                                        to Average            to Average          Turnover       End of
                                        Net Assets           Net Assets             Rate          Year
                                        ----------           ----------          ----------  -------------
BOND SERIES
Year ended July 31,
   1996                                    .90%                 6.32%               34%     $   8,981,365
   1997                                    .75                  6.41                54         10,634,720
   1998                                    .73                  5.78               125         17,934,392
   1999                                    .66                  5.46               147         24,717,704
   2000                                    .68                  6.30               177         23,219,690


T. ROWE PRICE
   GROWTH AND INCOME SERIES
Year ended July 31,
   1996                                    .64%                 2.73%                8%     $  112,552,893
   1997                                    .57                  2.44                14         204,703,098
   1998                                    .57                  1.92                11         290,441,528
   1999                                    .59                  1.83                15         369,111,185
   2000                                    .55                  1.83                16         324,954,004


EQUITY SERIES
Year ended July 31,
   1996                                   1.00%                 2.24%               88%     $   20,701,776
   1997                                   1.00*                 1.56*               55          47,571,469
   1998                                    .91*                  .86*               87          54,803,152
   1999                                    .81                   .72                23          58,313,162
   2000                                    .80                   .31                83          59,015,427


U.S. GOVERNMENT INCOME SERIES
Year ended July 31,
   1996                                    .70%                 5.38%               148%    $   14,888,824
   1997                                    .70**                5.68**               62         28,889,460
   1998                                    .66**                5.53**              103         34,090,919
   1999                                    .71                  5.37                307         32,312,549
   2000                                    .71                  5.85                159         32,520,049


* The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .98% and .81% and 1.05% and 1.51% for 1998 and 1997 respectively.


** The former investment adviser had agreed to waive a portion of its management and advisory fees. Absent this agreement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been .90% and 5.27% and 1.04% and 5.34% for 1998 and 1997 respectively.

================================================================================

INDEPENDENT AUDITORS' REPORT


To the Shareholders and the Board of Trustees of the Security First Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Security First Trust comprised of the Bond Series, the T. Rowe Price Growth and Income Series, the Equity Series, and the U.S. Government Income Series (collectively, the "Trust") as of July 31, 2000 and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended July 31, 1998, were audited by other auditors whose report, dated September 14, 1998, expressed an unqualified opinion on those financial highlights for each of the three years.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security First Trust's Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series as of July 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
September 1, 2000
Los Angeles, California

VARIABLE ANNUITIES OFFER CHOICES AND BENEFITS THAT REGULAR MUTUAL FUNDS CAN'T

        Tax-deferred retirement savings plans are among the best investments a person can make today for his or her future. As a vehicle for creating tax-favored retirement savings, variable annuities offer many advantages.

        A variable annuity offers the opportunity to invest in a diversified portfolio of securities similar to mutual funds. Taxes are deferred on all dividends and on all increases in portfolio value until you take your money out.

        At retirement, another significant advantage is that the variable annuity can provide you with income that is based on the performance of the fund or funds in which you participated. You may elect to receive monthly, quarterly or annual payments for a specified number of years, your lifetime, or the longer of your lifetime and the lifetime of your joint payee. See your policy for specific options available to you.

        The Security First Trust series offers you a choice of professionally managed options. You may invest in a Bond Series, Growth and Income Series, Equity Series, or U.S. Government Income Series, each with a varying degree of risk:

        SECURITY FIRST TRUST BOND SERIES is for conservative investors. The objective is to achieve the highest investment income over the long term consistent with the preservation of capital.

        SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES is for individuals willing to accept a degree of risk. The fund's goal is growth of principal with a reasonable level of income primarily through investment in common stocks.

        SECURITY FIRST TRUST EQUITY SERIES also seeks to provide growth of capital and income through investment in common stocks of high quality companies. The fund is for individuals willing to accept a degree of risk.

        SECURITY FIRST TRUST U.S. GOVERNMENT INCOME SERIES is for conservative investors and seeks to provide current income through investment in a diversified portfolio limited primarily to U.S. government securities.


                                  ANNUAL REPORT
                                  JULY 31, 2000





                                    SECURITY
                                      FIRST
                                      TRUST



--------------------------------------------------------------------------------


                                BOARD OF TRUSTEES

            Jack R. Borsting                             Howard H. Kayton
            Katherine L. Hensley                         Lawrence E. Marcus


                           [SECURITY FIRST TRUST LOGO]
                          11365 West Olympic Boulevard
                          Los Angeles, California 90064
                                  (310) 312-6100

SFG 1768

                        Security First Trust Bond Series
          Security First Trust T. Rowe Price Growth and Income Series
                       Security First Trust Equity Series
               Security First Trust U.S. Government Income Series

COMBINED PRO FORMA  PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co.                              100,000         150,000        250,000   $  4,181,250     $   6,271,875    $    10,453,125
Lockheed Martin Corp.                   100,000                        100,000      2,481,250                            2,481,250
Raytheon Co CL B                        100,000                        100,000      1,925,000                            1,925,000
                                                                                  ------------      ------------    ---------------
                                                                                    8,587,500         6,271,875         14,859,375
                                                                                  ------------      ------------    ---------------

AUTOMOTIVE
General Motors Corp.                                     80,000         80,000                        4,645,000          4,645,000
Genuine Parts Co.                        80,000                         80,000      1,600,000                            1,600,000
TRW Inc.                                                160,000        160,000                        6,940,000          6,940,000
                                                                                  ------------      ------------    ---------------
                                                                                    1,600,000        11,585,000         13,185,000
                                                                                  ------------      ------------    ---------------

BANKING
Bank One Corp.                          110,000         280,000        390,000      2,921,875         7,437,500         10,359,375
Chase Manhattan Corp.                    45,000         315,000        360,000      2,072,812        14,509,687         16,582,499
Citigroup, Inc.                                         165,547        165,547      9,974,207                            9,974,207
Firstar Corp.*                          175,000                        175,000      3,685,937                            3,685,937
Fleet Boston Financial Corp.                            460,000        460,000                       15,640,000         15,640,000
Mellon Financial Corp.                  100,000                        100,000      3,643,750                            3,643,750
National City Corp.                     100,000                        100,000      1,706,250                            1,706,250
Washington Mutual, Inc.                 120,000                        120,000      3,465,000                            3,465,000
Wells Fargo Co.                          66,660         380,000        446,660      2,583,075        14,748,036         17,331,111
                                                                                  ------------      ------------    ---------------
                                                                                   30,052,906        52,335,223         82,388,129
                                                                                  ------------      ------------    ---------------

BEVERAGES, FOOD & TOBACCO
Anheuser-Busch Company, Inc.             50,000                         50,000      3,734,376                            3,734,376
Archer-Daniels-Midland Co.                            1,100,000      1,100,000                       10,793,750         10,793,750
Campbell Soup Co.                       100,000                        100,000      2,912,500                            2,912,500
General Mills, Inc.                     108,000                        108,000      4,131,000                            4,131,000
Hershey Foods, Inc.                      70,000                         70,000      3,408,125                            3,408,125
McCormick & Co.                         100,000                        100,000      3,250,000                            3,250,000
Pepsico, Inc.                            50,000                         50,000      2,221,875                            2,221,875
Philip Morris Companies, Inc.           100,000                        100,000      2,656,250                            2,656,250
Ralston Purina Group                    100,000                        100,000      1,993,750                            1,993,750
UST, Inc.                               100,000                        100,000      1,468,750                            1,468,750
                                                                                  ------------      ------------    ---------------
                                                                                   25,776,626        10,793,750         36,570,376
                                                                                  ------------      ------------    ---------------
BUILDING MATERIALS
Owens Corning Fiber                      70,000                         70,000        647,500                              647,500
                                                                                  ------------                      ---------------

CHEMICALS
Dow Chemical Co.                         90,000         510,000        600,000      2,716,875        15,395,625         18,112,500
Dupont Co.                               50,000                         50,000      2,187,500                            2,187,500
Great Lakes Chemical Corp.              100,000                        100,000      3,150,000                            3,150,000
Hercules, Inc.                          130,000                        130,000      1,828,125                            1,828,125
Imperial Chemical (ADR)                 100,000                        100,000      3,081,250                            3,081,250
Int'l. Flavors & Fragrance              100,000                        100,000      3,018,750                            3,018,750
Rohm & Haas Co.                                         250,000        250,000                        8,625,000          8,625,000
                                                                                  ------------      ------------    ---------------
                                                                                   15,982,500        24,020,625         40,003,125
                                                                                  ------------      ------------    ---------------

COMMUNICATIONS
Motorola, Inc.                           50,000                         50,000      1,453,125                            1,453,125
                                                                                  ------------                      ---------------

COMPUTER SOFTWARE & PROCESSING
American Online, Inc.*                   40,000                         40,000      2,110,000                            2,110,000
BMC Software, Inc.*                     100,000                        100,000      3,648,437                            3,648,437
Cadence Design Systems, Inc.*                           400,000        400,000                        8,150,000          8,150,000
Computer Associated
    International, Inc.                  75,000                         75,000      3,839,062                            3,839,062
Computer Sciences Corp.*                                 80,000         80,000                        5,975,000          5,975,000
First Data Corp.                        125,000         210,000        335,000      6,203,125        10,421,250         16,624,375
Microsoft Corp.                          40,000                         40,000      3,200,000                            3,200,000
Oracle Corp.*                                           170,000        170,000                       14,290,625         14,290,625
                                                                                  ------------      ------------    ---------------
                                                                                   19,000,624        38,836,875         57,837,499
                                                                                  ------------      ------------    ---------------
                       See notes to financial statements

COMBINED PRO FORMA  PORTFOLIO OF INVESTMENTS, CONTINUED
June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & INFORMATION
Apple Computer, Inc.*                                   160,000        160,000    $                 $ 8,380,000       $  8,380,000
Compaq Computer Corp.                                   380,000        380,000                        9,713,750          9,713,750
International Business
    Machines Corp.                                      100,000        100,000                       10,956,250         10,956,250
Sun Microsystems, Inc.*                                  70,000         70,000                        6,365,625          6,365,625
                                                                                                    ------------    ---------------
                                                                                                     35,415,625         35,415,625
                                                                                                    ------------    ---------------
COSMETICS & PERSONAL CARE
Avon Products, Inc.                                     140,000        140,000                        6,230,000          6,230,000
Colgate Palmolive Co.                    60,000                         60,000      3,592,500                            3,592,500
Gillette Co.                             51,300                         51,300      1,792,294                            1,792,294
                                                                                  ------------      ------------    ---------------
                                                                                    5,384,794         6,230,000         11,614,794
                                                                                  ------------      ------------    ---------------
ELECTRIC EQUIPMENT
General Electric Co.                    105,000                        105,000      5,565,000                            5,565,000
                                                                                  ------------                      ---------------

ELECTRIC UTILITIES
Dominion Resources, Inc.                                420,000        420,000                       18,007,500         18,007,500
Duke Energy Corp.                                       325,000        325,000                       18,321,875         18,321,875
Edition International                    50,000                         50,000      1,025,000                            1,025,000
Exelon Corp.                             50,000                         50,000      2,015,625                            2,015,625
FirstEnergy Corp.                                       550,000        550,000                       12,856,250         12,856,250
Niagara Mohawk Holdings, Inc.*          137,500                        137,500      1,916,406                            1,916,406
Reliant Energy,  Inc.                                   150,000        150,000                        4,438,756          4,438,756
Scottish Power PLC*                      40,600                         40,600      1,357,562                            1,357,562
Unicom Corp.                             75,000         280,000        355,000      2,901,562        10,832,500         13,734,062
                                                                                  ------------      ------------    ---------------
                                                                                    9,216,155        64,456,881         73,673,036
                                                                                  ------------      ------------    ---------------
ELECTRONICS
General Motors Corp. - Class H*                          11,881         11,881                        1,042,558          1,042,558
Rockwell International Corp.             60,000                         60,000      1,890,000                            1,890,000
Texas Instruments, Inc.                                 166,000        166,000                       11,402,125         11,402,125
                                                                                  ------------      ------------    ---------------
                                                                                    1,890,000        12,444,683         14,334,683
                                                                                  ------------      ------------    ---------------
ENTERTAINMENT & LEISURE
Disney Walt Company Holding Co.         156,300                        156,300      6,066,394                            6,066,394
Eastman  Kodak Company                   60,000                         60,000      3,570,000                            3,570,000
                                                                                  ------------                      ---------------
                                                                                    9,636,394                            9,636,394
                                                                                  ------------                      ---------------
ENVIRONMENTAL CONTROLS
Waste Management, Inc.                  250,000                        250,000      4,750,000                            4,750,000
                                                                                  ------------                      ---------------

FINANCIAL SERVICES
Federal Home Loan Mortgage Corp.         60,000                         60,000      2,430,000                            2,430,000
Federal National Mortgage
    Association                                         270,000        270,000                       14,090,625         14,090,625
H&R Block, Inc.                          60,000                         60,000      1,942,500                            1,942,500
J.P. Morgan & Co.                        25,000                         25,000      2,753,125                            2,753,125
Morgan Stanley Dean Witter & Co.                        160,000        160,000                       13,320,000         13,320,000
                                                                                  ------------      ------------    ---------------
                                                                                    7,125,625        27,410,625         34,536,250
                                                                                  ------------      ------------    ---------------
FOOD RETAILERS
Albertsons, Inc.                        125,000                        125,000      4,156,250                            4,156,250
Safeway, Inc.*                                          260,000        260,000                       11,732,500         11,732,500
                                                                                  ------------      ------------    ---------------
                                                                                    4,156,250        11,732,500         15,888,750
                                                                                  ------------      ------------    ---------------
FOREST PRODUCTS & PAPER
Bowater, Inc.                                           260,000        260,000                       11,472,500         11,472,500
Fort James Corp.                        125,000                        125,000      2,890,625                            2,890,625
International Paper Co.                  47,278         140,000        187,278      1,409,475         4,184,760          5,594,235
Kimberly-Clark Corp.                    100,000                        100,000      5,737,500                            5,737,500
Weyerhaeuser Co.                         30,000                         30,000      1,290,000                            1,290,000
                                                                                  ------------      ------------    ---------------
                                                                                   11,327,600        15,657,260         26,984,860
                                                                                  ------------      ------------    ---------------
HEALTH CARE PROVIDERS
HCA-The Healthcare Corp.                                400,000        400,000                       12,150,000         12,150,000
                                                                                                    ------------    ---------------
                       See notes to financial statements

COMBINED PRO FORMA  PORTFOLIO OF INVESTMENTS, CONTINUED
June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

HEAVY MACHINERY
Baker Hughes, Inc.                      131,200                        131,200    $ 4,198,400       $                $   4,198,400
Deere & Co.                                             412,700        412,700                       15,273,117         15,273,117
Pall Corp.                              125,000                        125,000      2,312,500                            2,312,500
                                                                                  ------------      ------------    ---------------
                                                                                    6,510,900        15,273,117         21,784,017
                                                                                  ------------      ------------    ---------------
HOUSEHOLD PRODUCTS
Black & Decker Corp.                     68,200         250,000        318,200      2,681,114         9,828,125         12,509,239
Tupperware Corp.                        100,000                        100,000      2,200,000                            2,200,000
Fortune Brands, Inc.                    120,000                        120,000      2,767,500                            2,767,500
                                                                                  ------------      ------------    ---------------
                                                                                    7,648,614         9,828,125         17,476,739
                                                                                  ------------      ------------    ---------------
INDUSTRIAL - DIVERSIFIED
Honeywell International Inc.                            400,000        400,000                       13,475,000         13,475,000
Minnesota Mining &
    Manufacturing Co. (3M)               38,300         220,000        258,300      3,159,750        18,150,000         21,309,750
United Technologies Corp.                               120,000        120,000                        6,851,138          6,851,138
                                                                                  ------------      ------------    ---------------
                                                                                    3,159,750        38,476,138         41,635,888
                                                                                  ------------      ------------    ---------------
INSURANCE
Ace Ltd.                                                750,000        750,000                       21,000,000         21,000,000
American General Corp.                                  330,000        330,000                       20,130,000         20,130,000
Aon Corp.                                               550,000        550,000                       17,084,375         17,084,375
Chubb Corp.                              65,000                         65,000      3,997,500                            3,997,500
Cigna Corp.                                             130,000        130,000                       12,155,000         12,155,000
Jefferson-Pilot Corp.                                   250,000        250,000                       14,109,375         14,109,375
Loews Corp.                              30,000                         30,000      1,800,000                            1,800,000
St. Paul Co.                            105,136         250,000        355,136      3,587,766         8,531,250         12,119,016
UnitedHealth Group, Inc.                                175,000        175,000                       15,006,250         15,006,250
UnumProvident Corp.                     125,000                        125,000      2,507,812                            2,507,812
                                                                                  ------------      ------------    ---------------
                                                                                   11,893,078       108,016,250        119,909,328
                                                                                  ------------      ------------    ---------------
LODGING
Hilton Hotels Corp.                     400,000                        400,000      3,750,000                            3,750,000
Starwood Hotels & Resorts
    Worldwide, Inc.                     175,000                        175,000      5,654,688                            5,654,688
                                                                                  ------------                      ---------------
                                                                                    9,404,688                            9,404,688
                                                                                  ------------                      ---------------
MEDIA - BROADCASTING &
     PUBLISHING
Dow Jones & Co., Inc.                                   220,000        220,000                       16,115,000         16,115,000
Knight Ridder, Inc.                      60,000                         60,000      3,191,250                            3,191,250
MediaOne Group, Inc.*                                   130,000        130,000                        8,620,788          8,620,788
Meredith Corp.                           60,000                         60,000      2,025,000                            2,025,000
Readers Digest Assn., Inc.               35,000                         35,000      1,279,687                            1,279,687
Viacom Inc - Class B*                    81,375         220,000        301,375      5,548,758        15,001,250         20,550,008
                                                                                  ------------      ------------    ---------------
                                                                                   12,044,695        39,737,038         51,781,733
                                                                                  ------------      ------------    ---------------
MEDICAL SUPPLIES
Baxter International, Inc.               30,000          60,000         90,000      2,109,375         4,219,630          6,329,005
                                                                                  ------------      ------------    ---------------

METALS
Alcoa, Inc.                                             530,000        530,000                       15,370,600         15,370,600
Hubbell, Inc. Class B                    60,000                         60,000      1,530,000                            1,530,000
Newmont Mining Corp.                     75,000                         75,000      1,621,875                            1,621,875
Phelps Dodge Corp.                       50,000                         50,000      1,859,375                            1,859,375
Stanley Works                           150,000                        150,000      3,562,500                            3,562,500
USX - U.S. Steel Group, Inc.                            300,000        300,000                        5,568,750          5,568,750
                                                                                  ------------      ------------    ---------------
                                                                                    8,573,750        20,939,350         29,513,100
                                                                                  ------------      ------------    ---------------

OFFICE EQUIPMENT
Xerox Corp.                             120,000                        120,000      2,490,000                            2,490,000
                                                                                  ------------                      ---------------

                       See notes to financial statements

COMBINED PRO FORMA  PORTFOLIO OF INVESTMENTS, CONTINUED
June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

OIL & GAS
Amerada Hess Corp.                       65,000                         65,000   $  4,013,750      $                  $  4,013,750
BP Amoco Plc (ADR)                      241,532         400,000        641,532     13,661,654        22,625,000         36,286,654
Chevron Corp.                            40,000                         40,000      3,392,500                            3,392,500
Coastal Corp.                                           380,000        380,000                       23,132,500         23,132,500
Exxon Mobil Corp.                        57,122         300,000        357,122      4,484,077        23,550,000         28,034,077
Schlumberger Ltd.                                       250,000        250,000                       18,656,250         18,656,250
Texaco, Inc.                             30,600                         30,600      1,629,450                            1,629,450
Tosco Corp.                                             300,000        300,000                        8,493,750          8,493,750
Total S.A. (ADR)                                        240,000        240,000                       18,435,000         18,435,000
Transocean Sedco Forex, Inc.                            110,000        110,000                        5,878,125          5,878,125
Unocal Corp.                            125,000                        125,000      4,140,625                            4,140,625
                                                                                  ------------      ------------    ---------------
                                                                                   31,322,056       120,770,625        152,092,681
                                                                                  ------------      ------------    ---------------

PHARMACEUTICALS
Abbott Laboratories                     150,000                        150,000      6,684,375                            6,684,375
American Home Products Corp.            125,000         400,000        525,000      7,343,750        23,500,000         30,843,750
Johnson & Johnson                        45,000                         45,000      4,584,375                            4,584,375
Merck & Co.                              27,500                         27,500      2,107,188                            2,107,188
Pharmacia Corp.                          59,500         240,000        299,500      3,075,406        12,397,450         15,472,856
Schering-Plough Corp.                    80,000                         80,000      4,040,000                            4,040,000
                                                                                  ------------      ------------    ---------------
                                                                                   27,835,094        35,897,450         63,732,544
                                                                                  ------------      ------------    ---------------
RETAILERS
Consolidated Stores Corp.*                              580,000        580,000                        6,960,000          6,960,000
Federated Department
    Stores, Inc.*                                       240,000        240,000                        8,100,000          8,100,000
May Dept Stores Co.                      58,000                         58,000      1,392,000                            1,392,000
Neiman-Marcus Group, Inc.*               90,000                         90,000      2,716,875                            2,716,875
Nordstrom, Inc.                          67,000                         67,000      1,616,375                            1,616,375
Penney J C Co.                           50,000                         50,000        921,875                              921,875
Target Corp.                             90,000                         90,000      5,220,000                            5,220,000
Toys R Us, Inc.*                        250,000                        250,000      3,640,625                            3,640,625
                                                                                  ------------      ------------    ---------------
                                                                                   15,507,750        15,060,000         30,567,750
                                                                                  ------------      ------------    ---------------
TELEPHONE SYSTEMS
Alltel Corp.                                            170,000        170,000                       10,529,375         10,529,375
AT&T Corp.                               30,000          36,500         66,500        948,750         1,154,312          2,103,062
Bell Atlantic Corp.                                     250,000        250,000                       12,703,125         12,703,125
GTE Corp.                                40,000                         40,000      2,490,000                            2,490,000
SBC Communications Corp.                104,865         200,000        304,865      4,535,411         8,650,000         13,185,411
WorldCom, Inc*                                          250,000        250,000                       11,468,750         11,468,750
                                                                                  ------------      ------------    ---------------
                                                                                    7,974,161        44,505,562         52,479,723
                                                                                  ------------      ------------    ---------------
TRANSPORTATION
Norfolk Southern Corp.                  200,000                        200,000      2,975,000                            2,975,000
Union Pacific Corp.                      70,000                         70,000      2,603,125                            2,603,125
United Parcel Service,
    Inc. - Class B                                       85,000         85,000                        5,015,000          5,015,000
                                                                                  ------------      ------------    ---------------
                                                                                    5,578,125         5,015,000         10,593,125
                                                                                  ------------      ------------    ---------------


Total Common Stocks (Cost $268,381,419,
    $749,779,079, $1,018,160,498,
     respectively )                                                               314,204,635       787,079,207      1,101,283,842
                                                                                  ------------      ------------    ---------------

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                             SHARES                                         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS
BEVERAGES, FOOD & TOBACCO
Seagram Co. Ltd                                           200,000        200,000                      10,750,000         10,750,000
                                                                                                                     ---------------

ELECTRIC UTILITIES
Houston Industries, Inc.                                   80,000         80,000                       9,950,000          9,950,000
                                                                                                                     ---------------

Total Convertible Preferred
     Stocks (Cost $17,843,874)                                                                        20,700,000         20,700,000
                                                                                                    -------------    ---------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES/PAR                                            VALUE
                                   -------------------------------------------    --------------------------------------------------
                                   SECURITY FIRST      COVA SERIES                SECURITY FIRST     COVA SERIES
                                    TRUST GROWTH       TRUST GROWTH                TRUST GROWTH      TRUST GROWTH
SECURITY                             AND INCOME        AND INCOME                  AND INCOME         AND INCOME
DESCRIPTION                            SERIES           PORTFOLIO      COMBINED      SERIES           PORTFOLIO        COMBINED
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
American Express Centurion Bank,
     6.65%, due 07/10/00 (a)           $              $ 3,739,678   $  3,739,678  $                $   3,739,678    $     3,739,678
American Express Centurion Bank,
     7%, due 07/07/00 (a)                               7,479,349      7,479,349                       7,479,349          7,479,349
Bank of America, 6.67%, due
     03/22/01 (a)                                       4,189,690      4,189,690                       4,189,690          4,189,690
BNP Paribas, 6.75%, due
     07/05/00 (a)                                       3,739,676      3,739,676                       3,739,676          3,739,676
Ciesco L.P., 6.55%, due 08/17/00        5,000,000                      5,000,000      4,957,182                           4,957,182
First Union National Bank, 6.9%,
     due 05/09/01 (a)                                   1,869,837      1,869,837                       1,869,837          1,869,837
Fleet National Bank, 7.125%,
     due 10/31/00 (a)                                   3,640,413      3,640,413                       3,640,413          3,640,413
Goldman Sachs, 6.64875%,
     due 08/17/00 (a)                                   3,739,676      3,739,676                       3,739,676          3,739,676
Janus Money Market (a)                                  3,739,675      3,739,675                       3,739,675          3,739,675
Knight Ridder Inc., 6.54%,
     due 08/31/2000                     6,000,000                      6,000,000      5,933,377                           5,933,377
Merrimac Cash Fund-Premium Class (a)                   11,487,783     11,487,783                      11,487,783         11,487,783
NY State Power Authority, 6.58%,
     due 07/26/00                       2,000,000                      2,000,000      1,990,852                           1,990,852
Royal Bank of Scotland, 6.85%,
     due 07/05/00 (a)                                   1,869,838      1,869,838                       1,869,838          1,869,838
Yale University, 6.55%, due 07/24/00    1,000,000                      1,000,000        995,808                             995,808

                                                                                   -------------    -------------    ---------------
Total Short-Term Investments
     (Cost $13,877,219,
     $45,495,615, $59,372,834,
     respectively)                                                                   13,877,219       45,495,615         59,372,834
                                                                                   -------------    -------------    ---------------

TOTAL INVESTMENTS
(Cost $282,258,638, $813,118,568,
     $1,095,377,206, respectively)                                                  328,081,854      853,274,822      1,181,356,676

Other Assets and Liabilities (net)                                                     (837,112)     (13,862,664)       (14,699,776)
                                                                                   -------------    -------------    ---------------

TOTAL NET ASSETS                                                                   $327,244,742     $839,412,158     $1,166,656,900
                                                                                  ==============    =============    ===============

        PORTFOLIO FOOTNOTES:

      * Non-income producing security.

     (a)Represents investment of collateral received from securities lending transactions.

        ADR - American Depositary Receipt

                       See notes to financial statements

COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                                          SECURITY FIRST TRUST       COVA SERIES TRUST         ADJUSTMENTS
                                              T. ROWE PRICE             LORD ABBETT          (REFERENCES ARE
                                            GROWTH AND INCOME        GROWTH AND INCOME        TO PRO FORMA             PRO FORMA
                                                 SERIES                  PORTFOLIO             FOOTNOTES)               COMBINED
                                         ----------------------     --------------------    -----------------       ----------------
ASSETS
   Investments, at value *              $          328,081,854     $        853,274,822    $              --      $   1,181,356,676
   Cash                                              1,377,043               32,167,074                   --             33,544,117
   Receivable for investments sold                          --                6,569,863                   --              6,569,863
   Dividends receivable                                632,923                1,498,959                   --              2,131,882
   Interest receivable                                   5,433                  508,157                   --                513,590
                                         ----------------------     --------------------                            ----------------
       Total assets                                330,097,253              894,018,875                   --          1,224,116,128
                                         ----------------------     --------------------                            ----------------
LIABILITIES
   Payables for:
   Investments purchased                             2,322,224                8,175,518                   --             10,497,742
   Trust shares redeemed                                20,770                       --                   --                 20,770
   Securities on loan                                       --               45,495,615                   --             45,495,615
   Investment advisory fee payable                     290,660                  463,363                   --                754,023
   Accrued expenses                                    218,857                  472,221                                     691,078
                                         ----------------------     --------------------                            ----------------
   Total liabilities                                 2,852,511               54,606,717                   --             57,459,228
                                         ----------------------     --------------------                            ----------------
NET ASSETS                              $          327,244,742     $        839,412,158    $              --      $   1,166,656,900
                                         ======================     ====================                            ================

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
   Paid in surplus                      $          263,116,948     $        791,592,156    $              --      $   1,054,709,104
   Accumulated net realized gain                    15,256,456                1,647,638                   --             16,904,094
   Unrealized appreciation on
     investments, futures contracts
     and foreign currency                           45,823,216               40,156,254                   --             85,979,470
   Undistributed net investment
     income                                          3,048,122                6,016,110                   --              9,064,232
                                         ----------------------     --------------------                            ----------------
      Total                             $          327,244,742     $        839,412,158    $              --      $   1,166,656,900
                                         ======================     ====================                            ================

Capital shares outstanding                          20,883,311               36,688,348           (6,580,656)(a)         50,991,003
                                         ======================     ====================    =================       ================

NET ASSET VALUE AND OFFERING
     PRICE PER SHARE                                   $15.670                  $22.880                                     $22.880
                                         ======================     ====================                            ================


------------------------------------------------------------------------------------------------------------------------------------

*  Investments in securities, at cost   $          282,258,638     $        813,118,568    $              --      $   1,095,377,206

                        See notes to financial statements

PRO FORMA FINANCIAL STATEMENTS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000 (UNAUDITED)
                                           SECURITY FIRST TRUST      COVA SERIES TRUST        ADJUSTMENTS
                                             T. ROWE PRICE              LORD ABBETT         (REFERENCES ARE
                                           GROWTH AND INCOME         GROWTH AND INCOME        TO PRO FORMA             PRO FORMA
                                                 SERIES                  PORTFOLIO             FOOTNOTES)               COMBINED
                                          ---------------------    ----------------------   -----------------        ---------------

INVESTMENT INCOME
   Dividend (1)                         $            6,854,938   $            15,700,985                  --       $     22,555,923
   Interest (2)                                      1,318,845                 1,395,472                  --              2,714,317
                                          ---------------------    ----------------------   -----------------        ---------------
       Total investment income                       8,173,783                17,096,457                  --             25,270,240
                                          ---------------------    ----------------------   -----------------        ---------------

EXPENSES
   Investment advisory fee                           1,211,329                 5,519,418             236,630 (b)(c)       6,967,377
   Management fees                                     519,141                        --            (519,141)(c)                 --
   Custody, fund accounting,
     administration, and transfer
     agent fees                                             --                   355,150             132,438 (c)            487,588
   Custody                                              49,368                        --             (49,368)(c)                 --
   Audit                                                 8,274                    17,001              (8,274)(d)             17,001
   Trustee fees and expenses                            18,637                     3,923             (14,000)(e)              8,560
   Legal                                                    --                     6,433                  --                  6,433
   Shareholder reporting and
     printing expenses                                  20,770                    58,588                  --                 79,358
   Miscellaneous expenses                               43,200                        --                  --                 43,200
                                          ---------------------    ----------------------   -----------------        ---------------
       Total Expenses                                1,870,719                 5,960,513            (221,715)             7,609,517
                                          ---------------------    ----------------------   -----------------        ---------------
   Net investment income                             6,303,064                11,135,944             221,715             17,660,723
                                          ---------------------    ----------------------   -----------------        ---------------

NET REALIZED AND UNREALIZED (LOSS)
     ON INVESTMENTS
   Net realized gain on investments                 20,282,389                24,509,222                  --             44,791,611
   Net change in unrealized
     (depreciation) on investments                 (63,392,638)              (41,278,019)                 --           (104,670,657)
                                          ---------------------    ----------------------   -----------------        ---------------
   Net realized and unrealized
     (loss) on investments                         (43,110,249)              (16,768,797)                 --            (59,879,046)
                                          ---------------------    ----------------------   -----------------        ---------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM OPERATIONS   $          (36,807,185)  $            (5,632,853)           221,715          $ (42,218,323)
                                          =====================    ======================   =================        ===============


------------------------------------------------------------------------------------------------------------------------------------
   Dividend income is net of
     withhholding taxes of:             $                   --   $               121,991                  --       $        121,991
   Interest income includes security
     lending income of:                 $                   --   $               113,765                  --       $        113,765


                       See notes to financial statements

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2000



INTRODUCTORY PARAGRAPH

Cova Series Trust and Security First Trust are each Massachusetts business trusts. Met Investors Series Trust is a recently organized Delaware business trust. The Lord Abbett Growth and Income Portfolio is a new series of the Met Investors Series Trust. It has been organized specifically to receive all the assets and carry on the business of Growth and Income Portfolio of Cova Series Trust, into which, effectively, Growth and Income Series of the Security First Trust and Large Cap Research Portfolio of the Cova Series Trust will be merged.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Growth and Income Series in exchange for shares of Growth and Income Portfolio at net asset value. The Lord Abbett Growth and Income Portfolio has had no operations to date and as such is not included in the pro forma financial statements. The Large Cap Research Portfolio is not included in the pro forma financial statements as its assets are less than 10% of the Growth and Income Portfolio's as of October 31, 2000. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Growth and Income Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Growth and Income Portfolio and Growth and Income Series, as though the reorganization occurred as of June 30, 2000. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the year ended June 30, 2000 as though the reorganization occurred as of July 1,1999.



It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.



The pro forma combining statements should be read in conjunction with the financial statements and financial highlights of the Lord Abbett Growth and Income Portfolio and the Growth and Income Series, which are incorporated by reference in the Statement of Additional Information.

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2000

Note a
Reflects change in shares outstanding due to the conversion of Growth and Income Series shares into Growth and Income Portfolio shares based upon the net asset value of the Growth and Income Portfolio shares at June 30, 2000.

Note b
Reflects the Lord Abbett Growth and Income Portfolio's investment advisory fee rate.

Note c
Reflects reclassification of certain balances to conform to the surviving fund's format. Also reflects expected savings due to economies of scale.


Note d
Reflects expected savings due to economies of scale.

Note e
Estimated reduction in trustee fees as a result of cost savings from the reorganization.

                           MET INVESTORS SERIES TRUST

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

     1. Declaration of Trust. Incorporated by reference to Met Investors Series Trust's Registration Statement on Form N-1A filed on October 23, 2000, Registration No. 333-48456 ("Form N-1A Registration Statement")

     2.  Bylaws.  Incorporated  by  reference  to  the  Form  N-1A  Registration
Statement.

3.       Not applicable.

     4. Agreement and Plan of Reorganization. Exhibits A-1, A-2 and A-3 to the Prospectus contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

     6(a). Form of Management Agreement between Met Investors Advisory Corp. and Met Investors Series Trust. Incorporated by reference to the Form N-1A Registration Statement.

     6(b). Form of Investment Advisory Agreement between Lord Abbett & Co. and Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio. Incorporated by reference to the Form N-1A Registration Statement.

     7. Form of Distribution Agreement between Met Investors Series Trust and MetLife Distributors, Inc. with respect to the Class A shares. Incorporated by reference to the Form N-1A Registration Statement.

     8. Form of Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.


     9. Form of Custody Agreement between Investors Bank & Trust Company and Met Investors Series Trust. Incorporated by reference to the Form N-1A Registration Statement.



     10(a). Rule 12b-1 Distribution Plans. Incorporated by reference to the Form N-1A Registration Statement.

     10(b). Multiple Class Plan. Incorporated by reference to the Form N-1A Registration Statement.


11.      Opinion and consent of Sullivan & Worcester LLP.  Previously filed.


12.      Tax opinion and consent of Sullivan & Worcester LLP.  Filed herewith.


 13.    Not applicable.

     14(a). Consent of Deloitte & Touche LLP (with respect to the T. Rowe Price Growth & Income Series of Security First Trust). Previously filed.


     14(b). Consent of KPMG LLP (with respect to the Large Cap Research and Lord Abbett Growth and Income Portfolios of Cova Series Trust). Previously filed.



15.      Not applicable.

     16. Powers of Attorney. Incorporated by reference to the Form N-1A Registration Statement.

17.      Form of Proxy Card and Voting Instructions.  Filed herewith.


Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Newport Beach and State of California on the 18th day of December, 2000.


                                MET INVESTORS SERIES TRUST


                                By:      /s/ Elizabeth M. Forget
                                         -=============---------
                                          Name: Elizabeth M. Forget
                                         Title: President

         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 18th day of December, 2000.


Signatures                          Title


/s/ Elizabeth M. Forget   President, Trustee
-=============----------            ========

Elizabeth M. Forget


/s/ Mark Reynolds                  Chief Financial Officer and Treasurer
Mark Reynolds

/s/ Stephen M. Alderman    Trustee
Stephen M. Alderman

/s/ Jack R. Borsting                Trustee
Jack R. Borsting

/s/ Gregory P. Brakovich   Trustee
Gregory R. Brakovich

/s/ Theodore A. Myers      Trustee
Theodore A. Myers

/s/ Tod A. Parrott                  Trustee
Tod A. Parrott

/s/ Dawn M. Vroegop                 Trustee
Dawn M. Vroegop

/s/ Roger T. Wickers                Trustee
Roger T. Wickers